UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1999 Avenue of the Stars, Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

Date of reporting period: April 30, 2016

Item 1 — Schedule of Investments

This filing is on behalf of thirty-eight of the forty-three Investment Company Series of SunAmerica Series Trust.

SunAmerica Series Trust

Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT SECURITIES — 67.5%
Asset-Backed Commercial Paper — 1.4%
Thunder Bay Funding LLC 0.58% due 05/23/2016* (cost $3,998,582)	$4,000,000	$3,998,800

Certificates of Deposit — 20.9%
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.46% due 05/31/2016	7,000,000	7,000,070
Cooperatieve Rabobank UA NY 0.48% due 05/27/2016	12,500,000	12,500,500
Credit Industriel et Commercial SA NY 0.70% due 05/06/2016	7,000,000	7,000,490
DZ Bank NY 0.60% due 05/19/2016	7,000,000	7,000,910
Mizuho Bank, Ltd. NY 0.67% due 05/31/2016	3,000,000	3,000,630
Svenska Handelsbanken AB 0.61% due 05/20/2016	7,000,000	7,000,840
UBS AG Stamford CT 0.68% due 05/31/2016	3,600,000	3,600,792
Wells Fargo Bank NA FRS 0.58% due 05/03/2016	2,000,000	2,000,040
Wells Fargo Bank NA FRS 0.62% due 05/06/2016	2,475,000	2,475,124
Westpac Banking Corp. NY 0.49% due 05/10/2016	10,000,000	10,000,300

Total Certificates of Deposit (cost $61,576,326)		61,579,696

Commercial Paper — 23.1%
BPCE SA 0.45% due 05/05/2016*	7,000,000	6,999,510
Caisse Centrale Desjardins 0.59% due 05/19/2016*	5,000,000	4,998,900
Caterpillar Financial Services Corp. 0.43% due 05/11/2016	7,000,000	6,999,090
Exxon Mobil Corp. 0.41% due 05/03/2016	8,000,000	7,999,680
JP Morgan Securities LLC FRS 0.66% due 05/09/2016*	3,000,000	3,000,240
KFW 0.54% due 05/27/2016*	3,000,000	2,999,100
Nordea Bank AB 0.88% due 05/13/2016*	3,000,000	3,000,306
Novartis Finance Corp. 0.46% due 05/16/2016*	8,000,000	7,998,640
Philip Morris International, Inc. 0.45% due 05/03/2016*	7,000,000	6,999,720
Siemens Capital Co. LLC 0.42% due 05/23/2016*	4,000,000	3,999,000
Total Capital Canada, Ltd. 0.45% due 05/16/2016*	8,000,000	7,998,640
Total Capital Canada, Ltd. 0.56% due 05/16/2016*	5,000,000	4,999,150

Total Commercial Paper (cost $67,991,089)		67,991,976

Corporate Notes — 0.0%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007*(1)(2)(3)(4)(5)	2,564,444	38,980
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/2008*(1)(2)(3)(4)(5)	3,749,958	56,999

Total Corporate Notes (cost $161,733)		95,979

U.S. Government Agencies — 8.5%
Federal Home Loan Bank 0.30% due 06/15/2016 (cost $24,990,625)	25,000,000	24,991,300

U.S. Government Treasuries — 13.6%
United States Treasury Bills 0.14% due 05/05/2016	25,000,000	24,999,750
0.19% due 05/05/2016	15,000,000	14,999,850

Total U.S. Government Treasuries (cost $39,999,317)		39,999,600

Total Short-Term Investment Securities — 67.5% (cost $198,717,672)		198,657,351

REPURCHASE AGREEMENTS — 32.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(6) (cost $95,560,000)	95,560,000	95,560,000

TOTAL INVESTMENTS (cost $294,277,672)(7)	100.0%	294,217,351
Liabilities in excess of other assets	(0.0)	(11,962)

NET ASSETS	100.0%	$294,205,389

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2016, the aggregate value of these securities was $57,087,985 representing 19.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At April 30, 2016, the aggregate value of these securities was $95,979 representing 0.0% of net assets.
(3)	Security in default
(4)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(5)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of April 30, 2016, represents the Notes’ residual value that may be distributed to the Portfolio.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 4 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*

Repurchase Agreements	32.5%
Banks-Foreign-US Branches	17.0
Sovereigns/Supranational	14.6
U.S. Government Agencies	8.5
Banks-Foreign	7.5
Energy	7.1
Pharmaceutical	2.7
Food & Beverage	2.4
Machinery	2.4
Banks-Domestic	1.5
Asset Backed Commercial Paper/Diversified	1.4
Diversified	1.4
Brokerage/Investment	1.0
Asset Backed/Structured Investment	0.0

100.0%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities:
Corporate Notes	$—	$—	$95,979	$95,979
Other Short-Term Securities	—	198,561,372	—	198,561,372
Repurchase Agreements	—	95,560,000	—	95,560,000

Total Investments at Value	$—	$294,121,372	$95,979	$294,217,351

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 82.2%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc. Senior Notes 2.25% due 11/15/2017	$2,160,000	$2,159,218
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,000,000	1,017,291
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	261,233
Omnicom Group, Inc. Company Guar. Notes 3.63% due 05/01/2022	3,000,000	3,183,291
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	1,770,000	1,871,356

		8,492,389

Advertising Sales — 0.2%
Lamar Media Corp. Company Guar. Notes 5.00% due 05/01/2023	650,000	676,000
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	750,000	791,250
Lamar Media Corp. Company Guar. Notes 5.75% due 02/01/2026*	300,000	317,250
Outfront Media Capital LLC Company Guar. Notes 5.25% due 02/15/2022	375,000	387,187
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	875,000	910,000
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	925,000	966,625

		4,048,312

Aerospace/Defense — 0.5%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	4,440,000	4,614,878
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	2,155,000	2,204,332
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	2,190,000	2,347,691
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	773,705

		9,940,606

Aerospace/Defense-Equipment — 0.2%
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	575,000	583,625
TransDigm, Inc. Company Guar. Notes 6.00% due 07/15/2022	575,000	582,015
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	1,150,000	1,158,625
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	975,000	979,875
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	1,000,000	1,045,500

		4,349,640

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	2,940,000	3,188,465

Airlines — 0.3%
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	1,000,000	1,027,833
Southwest Airlines Co. Senior Notes 5.13% due 03/01/2017	2,500,000	2,581,983
Southwest Airlines Co. Senior Notes 7.38% due 03/01/2027	1,215,000	1,563,621

		5,173,437

Applications Software — 0.2%
Emdeon, Inc. Company Guar. Notes 6.00% due 02/15/2021*	1,100,000	1,111,000
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,075,000	1,144,203
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	2,050,000	2,096,125

		4,351,328

Auto-Cars/Light Trucks — 2.1%
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	5,000,000	5,033,700
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	1,700,000	1,710,693
Daimler Finance North America LLC Company Guar. Notes 2.95% due 01/11/2017*	4,000,000	4,050,140
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,000,000	3,118,770
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	590,966
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	5,500,000	5,943,723
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/2018	2,500,000	2,659,090
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,055,000	1,067,005
General Motors Co. Senior Notes 5.20% due 04/01/2045	2,250,000	2,246,526

General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,760,161
Harley-Davidson Financial Services, Inc. Company Guar. Notes 2.70% due 03/15/2017*	910,000	922,835
Hyundai Capital America Senior Notes 2.60% due 03/19/2020*	2,500,000	2,513,115
Hyundai Capital America Senior Notes 2.88% due 08/09/2018*	2,500,000	2,544,262
Nissan Motor Acceptance Corp. Senior Notes 1.95% due 09/12/2017*	3,380,000	3,404,343

		38,565,329

Auto-Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,175,000	1,236,688

Auto/Truck Parts & Equipment-Original — 0.6%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	1,725,000	1,781,062
American Axle & Manufacturing, Inc. Company Guar. Notes 6.63% due 10/15/2022	725,000	766,687
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	1,325,000	1,477,375
Lear Corp. Company Guar. Notes 4.75% due 01/15/2023	1,050,000	1,086,750
Lear Corp. Company Guar. Notes 5.25% due 01/15/2025	525,000	557,813
MPG Holdco I, Inc. Company Guar. Notes 7.38% due 10/15/2022	1,500,000	1,500,000
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	800,000	834,000
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	825,000	856,969
TI Group Automotive Systems, LLC Senior Notes 8.75% due 07/15/2023*	950,000	931,000
ZF North America Capital, Inc. Company Guar. Notes 4.75% due 04/29/2025*	1,125,000	1,140,469

		10,932,125

Auto/Truck Parts & Equipment-Replacement — 0.0%
UCI International, Inc. Company Guar. Notes 8.63% due 02/15/2019†(1)(5)	1,700,000	374,000

Banks-Commercial — 1.7%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,743,005
BB&T Corp. Senior Notes 2.25% due 02/01/2019	2,445,000	2,494,993
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,207,942
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	625,000	650,000
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,467,512
Compass Bank Senior Notes 2.75% due 09/29/2019	1,530,000	1,534,793
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	2,942,940
Discover Bank Senior Notes 2.00% due 02/21/2018	1,700,000	1,699,422
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	800,515
Manufacturers & Traders Trust Co. FRS Sub. Notes 5.63% due 12/01/2021	2,860,000	2,767,050
PNC Bank NA Senior Notes 2.45% due 11/05/2020	6,750,000	6,873,667
Union Bank NA Senior Notes 2.63% due 09/26/2018	2,300,000	2,340,395

		30,522,234

Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	6,750,000	6,958,805
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,636,701
State Street Corp. Senior Notes 3.30% due 12/16/2024	3,485,000	3,660,344
Wilmington Trust Corp. Sub. Notes 8.50% due 04/02/2018	3,390,000	3,792,735

		18,048,585

Banks-Super Regional — 1.1%
Bank One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	609,223
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,727,263
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,283,878
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,677,466
Huntington Bancshares, Inc. Senior Notes 3.15% due 03/14/2021	1,340,000	1,373,111
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	2,069,408

Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	5,119,469
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	2,519,345

		19,379,163

Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	550,000	547,250

Beverages-Non-alcoholic — 0.3%
PepsiCo, Inc. Senior Notes 2.15% due 10/14/2020	645,000	662,955
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	3,550,000	3,781,290
PepsiCo, Inc. Senior Notes 4.45% due 04/14/2046	1,460,000	1,629,535

		6,073,780

Brewery — 0.9%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	5,000,000	5,135,215
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	5,050,000	5,323,180
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,270,000	3,708,369
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	1,840,000	1,856,354

		16,023,118

Broadcast Services/Program — 0.5%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	75,000	72,750
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 6.50% due 11/15/2022	2,525,000	2,537,625
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	1,395,000	1,466,654
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/2020	2,000,000	2,180,008
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	1,575,000	1,114,313
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	1,100,000	1,102,750

		8,474,100

Building & Construction Products-Misc. — 0.3%
NCI Building Systems, Inc. Company Guar. Notes 8.25% due 01/15/2023*	1,250,000	1,337,500
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	2,100,000	2,184,000
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,150,000	1,239,125
USG Corp. Company Guar. Notes 5.50% due 03/01/2025*	625,000	661,719
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	600,000	631,500

		6,053,844

Building & Construction-Misc. — 0.1%
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	1,225,000	970,813

Building Products-Wood — 0.6%
Masco Corp. Senior Notes 4.38% due 04/01/2026	5,125,000	5,278,750
Masco Corp. Senior Notes 4.45% due 04/01/2025	5,110,000	5,333,614
Masco Corp. Senior Notes 5.95% due 03/15/2022	730,000	818,512

		11,430,876

Building-Heavy Construction — 0.1%
SBA Tower Trust Mtg. Notes 5.10% due 04/15/2042*	1,790,000	1,800,564

Building-Residential/Commercial — 0.1%
Allegion US Holding Co., Inc. Company Guar. Notes 5.75% due 10/01/2021	925,000	966,625

Cable/Satellite TV — 2.0%
Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*	825,000	842,366
Altice US Finance I Corp. Senior Sec. Notes 5.50% due 05/15/2026*	375,000	378,750
Altice US Finance II Corp. Senior Sec. Notes 7.75% due 07/15/2025*	1,075,000	1,091,125
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	1,025,000	1,050,625
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	225,000	232,313
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.38% due 05/01/2025*	850,000	870,188

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.50% due 05/01/2026*	500,000	510,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 01/15/2024	300,000	314,625
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.88% due 04/01/2024*	325,000	340,438
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.88% due 05/01/2027*	1,400,000	1,435,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	1,250,000	1,328,125
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	650,000	674,050
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	2,350,000	2,533,410
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	2,365,000	2,793,945
CCOH Safari LLC Senior Notes 5.75% due 02/15/2026*	475,000	490,438
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	1,625,000	1,531,563
Comcast Corp. Company Guar. Notes 5.88% due 02/15/2018	1,000,000	1,086,336
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	748,000	776,950
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	1,000,000	941,635
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	820,000	806,479
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	500,000	457,500
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	2,225,000	2,163,812
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	975,000	915,037
Neptune Finco Corp. Senior Notes 6.63% due 10/15/2025*	875,000	940,625
Neptune Finco Corp. Senior Notes 10.13% due 01/15/2023*	875,000	960,312
Neptune Finco Corp. Senior Notes 10.88% due 10/15/2025*	2,425,000	2,697,812
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	3,273,000	3,490,474
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	1,000,000	936,796
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/2041	3,410,000	3,548,951
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	690,000	816,896
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	490,000	578,068

		37,534,644

Casino Hotels — 0.7%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026*	175,000	178,938
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	1,825,000	1,893,437
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	1,025,000	866,125
MGM Resorts International Company Guar. Notes 5.25% due 03/31/2020	75,000	76,875
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	650,000	675,188
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	950,000	1,014,125
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	1,925,000	2,151,187
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc. Senior Notes 5.63% due 05/01/2024*	275,000	286,688
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,475,000	2,487,375
Station Casinos LLC Company Guar. Notes 7.50% due 03/01/2021	2,375,000	2,516,616

		12,146,554

Casino Services — 0.1%
Affinity Gaming LLC/Affinity Gaming Finance Corp. Company Guar. Notes 9.00% due 05/15/2018	550,000	561,000

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Secured Notes 9.50% due 06/15/2019*	811,000	835,330

		1,396,330

Cellular Telecom — 1.1%
Crown Castle Towers LLC Senior Sec. Notes 5.50% due 01/15/2037*	5,650,000	5,687,009
Sprint Communications, Inc. Senior Notes 6.00% due 11/15/2022	2,250,000	1,654,897
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	375,000	384,844
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	200,000	211,500
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,275,000	956,250
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	2,475,000	1,930,500
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	200,000	210,000
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	400,000	420,752
T-Mobile USA, Inc. Company Guar. Notes 6.25% due 04/01/2021	425,000	443,062
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	575,000	603,750
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	925,000	985,125
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,225,000	1,298,500
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	1,350,000	1,397,250
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	1,325,000	1,416,094
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	100,000	105,375
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	375,000	394,688
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	1,350,000	1,439,437

		19,539,033

Chemicals-Diversified — 0.3%
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	925,000	952,288
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	950,000	916,750
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,549,966
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	1,425,000	1,193,437
Hexion, Inc. Senior Sec. Notes 8.88% due 02/01/2018	1,600,000	1,240,000

		5,852,441

Chemicals-Plastics — 0.0%
Rohm & Haas Co. Company Guar. Notes 6.00% due 09/15/2017	402,000	425,485

Chemicals-Specialty — 0.7%
Albemarle Corp. Company Guar. Notes 4.15% due 12/01/2024	1,465,000	1,476,168
Albemarle Corp. Company Guar. Notes 5.45% due 12/01/2044	1,985,000	1,947,327
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	1,500,000	1,508,625
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	1,675,000	1,687,562
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022	1,175,000	1,180,875
Platform Specialty Products Corp. Senior Notes 6.50% due 02/01/2022*	3,350,000	2,948,000
PQ Corp. Senior Sec. Notes 6.75% due 11/15/2022*	300,000	309,375
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	925,000	978,187

		12,036,119

Coatings/Paint — 0.5%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	1,719,745
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	2,088,039
RPM International, Inc. Senior Notes 6.50% due 02/15/2018	2,350,000	2,519,590
Axalta Coatings Systems US Holdings, Inc./Axalta Coatings Systems Dutch Holding B Company Guar. Notes 7.38% due 05/01/2021*	1,225,000	1,295,438
Valspar Corp. Senior Notes 3.30% due 02/01/2025	875,000	869,011

Valspar Corp. Senior Notes 4.40% due 02/01/2045	1,415,000	1,309,391

		9,801,214

Commercial Services — 0.0%
ServiceMaster Co. Senior Notes 7.10% due 03/01/2018	550,000	566,500
ServiceMaster Co. Senior Notes 7.45% due 08/15/2027	275,000	275,688

		842,188

Commercial Services-Finance — 0.5%
Automatic Data Processing, Inc. Senior Notes 3.38% due 09/15/2025	2,490,000	2,675,562
McGraw Hill Financial, Inc. Company Guar. Notes 4.00% due 06/15/2025	1,150,000	1,218,008
McGraw Hill Financial, Inc. Company Guar. Notes 4.40% due 02/15/2026	2,070,000	2,292,568
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	900,000	1,005,803
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	1,575,000	779,625
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	695,000	726,930

		8,698,496

Computer Aided Design — 0.1%
Autodesk, Inc. Senior Notes 4.38% due 06/15/2025	1,820,000	1,875,222

Computer Graphics — 0.1%
Southern Graphics, Inc. Company Guar. Notes 8.38% due 10/15/2020*	1,950,000	1,915,875

Computer Services — 0.3%
HP Enterprise Co. Senior Notes 3.60% due 10/15/2020*	1,670,000	1,732,246
HP Enterprise Co. Company Guar. Notes 4.90% due 10/15/2025*	1,700,000	1,764,428
IHS, Inc. Company Guar. Notes 5.00% due 11/01/2022	725,000	757,625
SAIC, Inc. Company Guar. Notes 5.95% due 12/01/2040	850,000	790,640

		5,044,939

Computer Software — 0.2%
Informatica Corp. Senior Notes 7.13% due 07/15/2023*	2,400,000	2,334,000
SS&C Technologies Holdings, Inc. Company Guar. Notes 5.88% due 07/15/2023*	1,525,000	1,582,187

		3,916,187

Computers — 0.1%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	1,300,000	1,300,551
Apple, Inc. Senior Notes 2.40% due 05/03/2023	790,000	793,492

		2,094,043

Computers-Integrated Systems — 0.2%
NCR Corp. Company Guar. Notes 4.63% due 02/15/2021	1,250,000	1,237,500
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	625,000	626,562
NCR Corp. Company Guar. Notes 5.88% due 12/15/2021	275,000	283,938
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	1,325,000	1,378,000

		3,526,000

Consulting Services — 0.3%
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	255,838
Verisk Analytics, Inc. Company Guar. Notes 4.13% due 09/12/2022	2,068,000	2,149,558
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	3,013,463

		5,418,859

Consumer Products-Misc. — 0.3%
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	2,625,000	2,684,062
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	300,000	315,000
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	1,250,000	1,325,813
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	600,000	641,250

		4,966,125

Containers-Metal/Glass — 0.5%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	450,000	445,387
Ball Corp. Company Guar. Notes 5.25% due 07/01/2025	1,875,000	1,972,275
BWAY Holding Co. Senior Notes 9.13% due 08/15/2021*	2,400,000	2,298,000
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	1,200,000	1,224,000

Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	900,000	921,375
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	450,000	483,750
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	950,000	1,023,625

		8,368,412

Containers-Paper/Plastic — 1.2%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	1,175,000	1,186,750
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	2,375,000	2,450,703
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022*	550,000	574,750
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,750,000	1,789,375
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	2,750,000	2,767,033
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,267,509
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	974,411
Pactiv LLC Senior Notes 7.95% due 12/15/2025	375,000	363,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,800,000	1,867,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/2021	2,925,000	3,027,375
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	717,534
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019	740,000	775,548
Sealed Air Corp. Company Guar. Notes 4.88% due 12/01/2022*	575,000	598,719
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	1,075,000	1,126,062
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	475,000	501,719
Sealed Air Corp. Senior Notes 5.50% due 09/15/2025*	400,000	424,500
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	870,972
Westvaco Corp. Company Guar. Notes 7.65% due 03/15/2027	375,000	401,818

		21,686,028

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	2,225,000	2,119,313

Data Processing/Management — 1.2%
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,850,673
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	2,265,000	2,314,173
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	1,860,000	2,053,630
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	1,250,000	1,292,187
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	5,000,000	5,075,000
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	500,000	513,750
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	6,750,000	7,123,660

		22,223,073

Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	350,000	365,750
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	975,000	1,037,156

		1,402,906

Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc. Senior Notes 2.75% due 08/15/2016	680,000	683,133

Diagnostic Equipment — 0.2%
Crimson Merger Sub, Inc. Senior Notes 6.63% due 05/15/2022*	4,475,000	3,747,812

Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	525,000	525,000
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	275,000	279,873

		804,873

Direct Marketing — 0.2%
Anna Merger Sub, Inc. Senior Notes 7.75% due 10/01/2022*	3,425,000	3,185,250

Disposable Medical Products — 0.1%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	2,525,000	2,562,875

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	1,375,000	1,423,125
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	225,000	235,688
Beacon Roofing Supply, Inc. Company Guar. Notes 6.38% due 10/01/2023	450,000	478,125
HD Supply, Inc. Senior Sec. Notes 5.25% due 12/15/2021*	650,000	682,500
HD Supply, Inc. Company Guar. Notes 5.75% due 04/15/2024*	425,000	445,719
HD Supply, Inc. Company Guar. Notes 7.50% due 07/15/2020	1,000,000	1,061,250
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	2,800,000	2,824,844

		7,151,251

Diversified Banking Institutions — 7.2%
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	5,000,000	5,023,160
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	5,000,000	5,086,920
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	998,653
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,519,138
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,505,274
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	9,100,000	10,225,998
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	6,540,000	7,489,072
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,351,834
Citigroup, Inc. Senior Notes 3.88% due 10/25/2023	3,000,000	3,172,311
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,173,129
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	1,430,000	1,460,991
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	1,370,000	1,496,061
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,354,609
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,769,557
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	3,084,732
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	9,000,000	10,358,001
Goldman Sachs Group, Inc. Senior Notes 6.00% due 06/15/2020	1,000,000	1,139,013
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	3,800,000	4,838,821
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	1,500,000	1,721,652
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	5,000,000	5,010,410
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,526,923
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	10,849,419
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	2,330,000	2,503,331
Morgan Stanley Senior Notes 2.50% due 04/21/2021	4,695,000	4,703,873
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	8,250,000	8,237,922
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,135,592
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,450,000	1,494,721
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,176,896
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,594,330
Morgan Stanley Senior Notes 5.75% due 01/25/2021	4,000,000	4,558,036
Morgan Stanley Senior Notes 5.95% due 12/28/2017	2,130,000	2,275,215
Morgan Stanley Senior Notes 6.38% due 07/24/2042	450,000	594,612

Morgan Stanley Senior Notes 6.63% due 04/01/2018	3,090,000	3,370,807

		132,801,013

Diversified Manufacturing Operations — 0.6%
General Electric Capital Corp. Company Guar. Notes 3.10% due 01/09/2023	4,013,000	4,260,831
General Electric Capital Corp. Company Guar. Notes 4.63% due 01/07/2021	859,000	971,002
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/2021	3,540,000	3,738,169
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	925,960
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	2,053,157

		11,949,119

Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	370,000	365,101

E-Commerce/Services — 0.5%
Expedia, Inc. Company Guar. Notes 4.50% due 08/15/2024	3,300,000	3,343,732
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026*	2,250,000	2,286,234
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	1,028,426
Match Group, Inc. Senior Notes 6.75% due 12/15/2022*	1,925,000	1,963,500

		8,621,892

Educational Software — 0.0%
Blackboard, Inc. Senior Notes 7.75% due 11/15/2019*	925,000	740,000

Electric Products-Misc. — 0.3%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,442,487
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	2,700,000	2,740,500

		5,182,987

Electric-Distribution — 0.1%
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/2017*	492,205	500,548
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,188,085

		2,688,633

Electric-Integrated — 2.1%
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,518,496
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	2,900,000	2,977,239
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,259,493
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/2017	820,000	874,602
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,508,602
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	147,179
Eversource Energy Senior Notes 3.35% due 03/15/2026	3,300,000	3,412,857
Exelon Corp. Senior Notes 3.95% due 06/15/2025*	1,500,000	1,599,720
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,163,919
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	502,870
FirstEnergy Solutions Corp. Company Guar. Notes 6.05% due 08/15/2021	585,000	633,374
FPL Energy National Wind Portfolio LLC Senior Sec. Notes 6.13% due 03/25/2019*(2)	16,324	16,324
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,089,485
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	5,960,134
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	1,100,000	1,113,479
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	3,093,621
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,163,560
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,685,812
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	636,455
PSEG Power LLC Company Guar. Notes 2.45% due 11/15/2018	1,275,000	1,278,657
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	758,003
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	887,290

		39,281,171

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,101,217

Electronic Components-Semiconductors — 0.5%
Advanced Micro Devices, Inc. Senior Notes 7.00% due 07/01/2024	1,050,000	790,125
Advanced Micro Devices, Inc. Senior Notes 7.50% due 08/15/2022	150,000	116,250
Intel Corp. Senior Notes 3.70% due 07/29/2025	1,400,000	1,539,586
Intel Corp. Senior Notes 4.90% due 07/29/2045	2,190,000	2,507,513
Micron Technology, Inc. Senior Notes 5.25% due 08/01/2023*	900,000	727,209
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	425,000	341,062
Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	475,000	384,750
Microsemi Corp. Company Guar. Notes 9.13% due 04/15/2023*	975,000	1,072,500
Qorvo, Inc. Company Guar. Notes 7.00% due 12/01/2025*	1,300,000	1,332,500

		8,811,495

Electronic Forms — 0.2%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	3,310,000	3,425,383

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc. Senior Notes 3.20% due 10/01/2022	1,170,000	1,191,299
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	1,600,000	1,663,101
Keysight Technologies, Inc. Company Guar. Notes 4.55% due 10/30/2024	4,175,000	4,140,468

		6,994,868

Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	1,325,000	1,156,063
TerraForm Power Operating LLC FRS Company Guar. Notes 6.13% due 06/15/2025*	525,000	451,500

		1,607,563

Engineering/R&D Services — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	1,170,000	1,203,174

Enterprise Software/Service — 0.6%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	2,950,000	2,183,000
BMC Software, Inc. Senior Notes 7.25% due 06/01/2018	1,175,000	1,045,750
Ensemble S Merger Sub, Inc. Senior Notes 9.00% due 09/30/2023*	1,800,000	1,786,500
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(4)	2,700,000	2,274,750
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	3,650,000	3,368,986

		10,658,986

Finance-Auto Loans — 0.5%
Ally Financial, Inc. Company Guar. Notes 2.75% due 01/30/2017	300,000	299,625
Ally Financial, Inc. Senior Notes 3.25% due 09/29/2017	325,000	325,000
Ally Financial, Inc. Company Guar. Notes 3.25% due 11/05/2018	500,000	498,750
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	225,000	223,594
Ally Financial, Inc. Senior Notes 3.75% due 11/18/2019	525,000	523,687
Ally Financial, Inc. Senior Notes 4.13% due 03/30/2020	200,000	203,750
Ally Financial, Inc. Senior Notes 4.63% due 05/19/2022	200,000	205,000
Ally Financial, Inc. Senior Notes 4.63% due 03/30/2025	600,000	606,000
Ally Financial, Inc. Company Guar. Notes 4.75% due 09/10/2018	700,000	717,500
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	825,000	864,187
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	1,950,000	1,974,375
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	1,475,000	1,535,844
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	860,000	1,029,850

		9,007,162

Finance-Commercial — 0.1%
Football Trust V Pass-Through Certs. 5.35% due 10/05/2020*(2)	2,400,000	2,642,796

Finance-Consumer Loans — 0.5%
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	7,178,000	8,246,869
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,300,000	1,140,750
SLM Corp. Senior Notes 5.50% due 01/25/2023	250,000	224,687

		9,612,306

Finance-Credit Card — 1.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	4,750,000	4,768,838
Capital One Bank USA NA Senior Notes 2.15% due 11/21/2018	1,650,000	1,658,880
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,138,351
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,252,574
Visa, Inc. Senior Notes 3.15% due 12/14/2025	3,460,000	3,627,592

		19,446,235

Finance-Investment Banker/Broker — 1.5%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	3,810,000	4,173,188
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,472,888
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,092,097
Jefferies Group LLC Senior Notes 6.88% due 04/15/2021	5,715,000	6,403,966
Jefferies Group LLC Senior Notes 8.50% due 07/15/2019	1,905,000	2,180,337
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,400,391
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/2019	2,650,000	3,135,965
Stifel Financial Corp. Senior Notes 3.50% due 12/01/2020	2,540,000	2,536,713
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	860,974
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,773,959

		28,030,478

Finance-Leasing Companies — 0.0%
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	500,000	547,500

Finance-Mortgage Loan/Banker — 0.2%
CoreLogic, Inc. Company Guar. Notes 7.25% due 06/01/2021	1,100,000	1,143,670
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	3,000,000	2,820,000

		3,963,670

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/2018	1,155,000	1,404,958

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	243,125

Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,375,000	811,250

Food-Canned — 0.0%
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	225,000	239,344

Food-Catering — 0.1%
Aramark Services, Inc. Company Guar. Notes 5.75% due 03/15/2020	2,100,000	2,168,250

Food-Flour & Grain — 0.2%
Post Holdings, Inc. Company Guar. Notes 7.75% due 03/15/2024*	1,000,000	1,087,500
Post Holdings, Inc. Company Guar. Notes 8.00% due 07/15/2025*	1,950,000	2,162,063

		3,249,563

Food-Meat Products — 0.3%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	550,000	581,625
Sun Merger Sub, Inc. Senior Notes 5.88% due 08/01/2021*	750,000	781,875
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	1,475,000	1,592,465
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,383,306
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	1,250,000	1,430,562

		5,769,833

Food-Misc./Diversified — 0.8%
Hearthside Group Holdings LLC/Hearthside Finance Co. Company Guar. Notes 6.50% due 05/01/2022*	2,350,000	1,997,500
Kellogg Co. Senior Notes 1.75% due 05/17/2017	1,580,000	1,595,786

Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045*	1,830,000	2,106,888
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025*	3,405,000	3,635,879
Mondelez International, Inc. Senior Notes 4.00% due 02/01/2024	2,850,000	3,112,112
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 4.88% due 05/01/2021	1,875,000	1,912,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 5.88% due 01/15/2024*	650,000	687,375

		15,048,040

Food-Retail — 0.3%
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	3,314,465
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	940,000	1,264,575

		4,579,040

Food-Wholesale/Distribution — 0.2%
US Foods, Inc. Company Guar. Notes 8.50% due 06/30/2019	3,650,000	3,745,812

Forestry — 0.1%
Plum Creek Timberlands LP Company Guar. Notes 3.25% due 03/15/2023	1,370,000	1,352,174
Plum Creek Timberlands LP Company Guar. Notes 4.70% due 03/15/2021	1,200,000	1,284,138

		2,636,312

Gambling (Non-Hotel) — 0.1%
Mohegan Tribal Gaming Authority Company Guar. Notes 9.75% due 09/01/2021	1,300,000	1,355,250
Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024*	450,000	449,438

		1,804,688

Gas-Distribution — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/2021	150,000	154,125
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	271,800
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,535,372
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	1,922,917
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	3,102,246
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,421,270
Sempra Energy Senior Notes 6.50% due 06/01/2016	2,230,000	2,239,203

		12,646,933

Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	760,000	757,396

Home Decoration Products — 0.3%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	3,500,000	3,697,718
RSI Home Products, Inc. Sec. Notes 6.50% due 03/15/2023*	2,150,000	2,241,375

		5,939,093

Hotels/Motels — 1.2%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,574,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	3,169,000	3,406,675
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	4,420,000	4,423,306
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	4,550,000	4,663,700
Wyndham Worldwide Corp. Senior Notes 2.95% due 03/01/2017	3,150,000	3,182,262
Wyndham Worldwide Corp. Senior Notes 3.90% due 03/01/2023	1,050,000	1,052,752
Wyndham Worldwide Corp. Senior Notes 4.25% due 03/01/2022	2,090,000	2,192,264
Wyndham Worldwide Corp. Senior Notes 5.63% due 03/01/2021	610,000	665,425

		22,160,384

Human Resources — 0.1%
Team Health, Inc. Company Guar. Notes 7.25% due 12/15/2023*	1,850,000	1,964,469

Independent Power Producers — 0.3%
Calpine Corp. Senior Notes 5.38% due 01/15/2023	200,000	201,750
Calpine Corp. Senior Notes 5.75% due 01/15/2025	2,225,000	2,247,250
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	325,000	344,906
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	250,000	264,063

NRG Energy, Inc. Company Guar. Notes 6.25% due 05/01/2024	1,675,000	1,633,125
NRG Energy, Inc. Company Guar. Notes 6.63% due 03/15/2023	800,000	786,000
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	550,000	588,500

		6,065,594

Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022	1,470,000	1,514,378

Insurance Brokers — 0.2%
Hub Holdings LLC/Hub Holdings Finance, Inc. Senior Notes 8.13% due 07/15/2019*(4)	1,250,000	1,162,500
HUB International, Ltd. Senior Notes 7.88% due 10/01/2021*	2,925,000	2,866,500
HUB International, Ltd. Sec. Notes 9.25% due 02/15/2021*	350,000	364,875

		4,393,875

Insurance-Life/Health — 1.5%
Aflac, Inc. Senior Notes 3.63% due 06/15/2023	5,900,000	6,243,321
Lincoln National Corp. Senior Notes 4.00% due 09/01/2023	4,255,000	4,359,060
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	2,007,869
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,758,178
Pacific Life Corp. Senior Bonds 6.60% due 09/15/2033*	2,700,000	3,233,806
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	2,740,000	2,735,841
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	1,850,000	1,908,094
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,003,617
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,672,903
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,115,724

		27,038,413

Insurance-Multi-line — 1.0%
CNA Financial Corp. Senior Notes 5.75% due 08/15/2021	2,165,000	2,440,332
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	638,326
CNA Financial Corp. Senior Notes 7.35% due 11/15/2019	810,000	934,809
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	4,275,000	4,812,932
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	2,769,879
MetLife, Inc. Senior Notes 6.75% due 06/01/2016	2,100,000	2,109,404
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,238,396

		17,944,078

Insurance-Mutual — 0.8%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	2,600,000	2,724,137
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	3,120,000	3,002,769
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	739,422
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	634,683
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	3,350,000	4,919,224
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	550,578
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,186,514
Union Central Life Insurance Co. Sub. Notes 8.20% due 11/01/2026*(2)	1,250,000	1,540,110

		15,297,437

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	1,890,000	1,968,186

Internet Security — 0.2%
Blue Coat Holdings, Inc. Senior Notes 8.38% due 06/01/2023*	2,350,000	2,473,375
VeriSign, Inc. Company Guar. Notes 4.63% due 05/01/2023	1,175,000	1,207,312
VeriSign, Inc. Senior Note 5.25% due 04/01/2025	150,000	154,125

		3,834,812

Investment Management/Advisor Services — 0.6%
BlackRock, Inc. Senior Notes 6.25% due 09/15/2017	4,200,000	4,493,412
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,153,591
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	288,000	307,037
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,437,242
FMR LLC Notes 7.49% due 06/15/2019*	400,000	462,975
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,975,810
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	974,532

		11,804,599

Machine Tools & Related Products — 0.1%
Milacron LLC/Mcron Finance Corp. Company Guar. Notes 7.75% due 02/15/2021*	1,050,000	1,053,938

Machinery-Farming — 0.3%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	5,250,000	5,701,043

Machinery-General Industrial — 0.5%
Gardner Denver, Inc. Senior Notes 6.88% due 08/15/2021*	1,750,000	1,496,250
Manitowoc Foodservice, Inc. Senior Notes 9.50% due 02/15/2024*	350,000	386,750
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	326,210
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	3,510,000	3,659,593
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	2,650,000	2,868,890

		8,737,693

Machinery-Thermal Process — 0.1%
Cleaver-Brooks, Inc. Senior Sec. Notes 8.75% due 12/15/2019*	1,375,000	1,347,500

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	750,000	781,898

Medical Products — 0.5%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,729,848
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	860,000	951,441
Hill-Rom Holdings, Inc. Senior Notes 5.75% due 09/01/2023*	675,000	699,469
Stryker Corp. Senior Notes 1.30% due 04/01/2018	2,000,000	1,998,688
Stryker Corp. Senior Notes 3.50% due 03/15/2026	890,000	933,234
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024	900,000	936,000
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,649,221
Zimmer Holdings, Inc. Senior Notes 5.75% due 11/30/2039	600,000	693,368

		9,591,269

Medical-Biomedical/Gene — 1.0%
AMAG Pharmaceuticals, Inc. Company Guar. Notes 7.88% due 09/01/2023*	350,000	314,125
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,591,149
Biogen, Inc. Senior Notes 4.05% due 09/15/2025	3,180,000	3,418,990
Celgene Corp. Senior Notes 3.88% due 08/15/2025	2,600,000	2,739,165
Celgene Corp. Senior Notes 5.00% due 08/15/2045	3,630,000	3,986,466
Gilead Sciences, Inc. Senior Notes 3.65% due 03/01/2026	2,110,000	2,254,488
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/2021	2,620,000	2,918,431

		18,222,814

Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,705,000	4,929,993
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	2,455,000	2,607,389
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,700,000	2,777,711
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	765,439
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.88% due 01/15/2023*	300,000	287,250

		11,367,782

Medical-HMO — 0.7%
MPH Acquisition Holdings LLC Company Guar. Notes 6.63% due 04/01/2022*	3,600,000	3,758,976

UnitedHealth Group, Inc. Senior Note 2.70% due 07/15/2020	1,000,000	1,042,047
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	3,000,000	3,091,545
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	2,280,000	2,472,357
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	1,545,000	1,785,133
WellPoint, Inc. Senior Notes 5.85% due 01/15/2036	760,000	876,330

		13,026,388

Medical-Hospitals — 1.5%
Acadia Healthcare Co., Inc. Company Guar. Notes 6.50% due 03/01/2024*	550,000	580,250
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	775,000	777,255
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	3,950,000	3,574,750
HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	900,000	922,500
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	2,700,000	2,794,500
HCA, Inc. Senior Sec. Notes 5.25% due 04/15/2025	1,525,000	1,578,375
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	525,000	545,344
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,150,000	2,198,375
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	575,000	628,188
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	925,000	959,688
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	1,750,000	1,981,875
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	2,300,000	2,196,500
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	625,000	654,688
LifePoint Hospitals, Inc. Company Guar. Notes 5.50% due 12/01/2021	1,550,000	1,612,000
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	1,125,000	1,127,812
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	1,325,000	1,341,562
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	1,450,000	1,431,875
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	2,925,000	3,034,687

		27,940,224

Medical-Outpatient/Home Medical — 0.1%
Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022	2,350,000	2,411,688

Medical-Wholesale Drug Distribution — 0.1%
Vizient, Inc. Senior Notes 10.38% due 03/01/2024*	1,450,000	1,566,000

Metal Processors & Fabrication — 0.0%
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp. Senior Notes 10.50% due 06/15/2019*(4)	675,000	357,750

Metal-Aluminum — 0.5%
Alcoa, Inc. Senior Notes 5.13% due 10/01/2024	1,250,000	1,217,187
Alcoa, Inc. Senior Notes 5.40% due 04/15/2021	2,200,000	2,233,000
Alcoa, Inc. Senior Notes 5.55% due 02/01/2017	1,470,000	1,508,926
Alcoa, Inc. Senior Notes 5.87% due 02/23/2022	3,500,000	3,570,000

		8,529,113

Metal-Copper — 0.3%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	850,000	711,875
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	1,700,000	1,300,330
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	1,755,000	1,712,749
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	944,886

		4,669,840

MRI/Medical Diagnostic Imaging — 0.1%
Surgical Care Affiliates, Inc. Company Guar. Notes 6.00% due 04/01/2023*	1,650,000	1,666,500

Multimedia — 1.9%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	2,000,000	2,078,680
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024	1,000,000	1,071,465
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025	2,000,000	2,141,658

21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	1,000,000	1,154,300
21st Century Fox America, Inc. Company Guar. Notes 7.63% due 11/30/2028	1,000,000	1,337,154
21st Century Fox America, Inc. Company Guar. Notes 8.00% due 10/17/2016	650,000	670,417
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,817,311
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	1,100,000	1,250,959
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,613,050
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	1,125,000	1,547,856
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	2,615,000	2,817,419
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/2040	1,500,000	1,797,277
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/2041	1,570,000	1,912,602
Viacom, Inc. Senior Notes 2.20% due 04/01/2019	4,675,000	4,684,888
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	2,725,000	2,806,063
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	2,000,000	1,798,166
Walt Disney Co. Senior Notes 3.75% due 06/01/2021	1,690,000	1,854,738

		34,354,003

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	1,000,000	1,106,348

Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2023	400,000	409,648
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	2,150,000	2,262,875
Xerox Corp. Senior Notes 2.95% due 03/15/2017	670,000	676,691
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	841,728

		4,190,942

Oil & Gas Drilling — 0.2%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	2,020,343
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	662,149
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	1,605,000	1,405,810

		4,088,302

Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	4,600,000	4,326,539
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	550,000	528,000
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	725,000	701,437
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	200,000	194,000
Antero Resources Corp. Company Guar. Notes 6.00% due 12/01/2020	1,075,000	1,077,247
Approach Resources, Inc. Company Guar. Notes 7.00% due 06/15/2021	325,000	159,250
BreitBurn Energy Partners LP/BreitBurn Finance Corp. Company Guar. Notes 7.88% due 04/15/2022†(1)(5)	475,000	33,250
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024	1,675,000	697,219
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	325,000	312,000
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	1,575,000	1,582,875
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022†(1)(5)	575,000	172,500
Chesapeake Energy Corp. Company Guar. Notes 5.38% due 06/15/2021	525,000	299,250
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	700,000	392,000
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/2020	300,000	183,000
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	950,000	848,469
CrownRock LP/CrownRock Finance, Inc. Senior Notes 7.13% due 04/15/2021*	200,000	202,000
CrownRock LP/CrownRock Finance, Inc. Senior Notes 7.75% due 02/15/2023*	375,000	382,500
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 6.38% due 06/15/2023	375,000	215,625

EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	250,000	145,000
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	625,000	407,425
Gulfport Energy Corp. Company Guar. Notes 6.63% due 05/01/2023	150,000	145,500
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020	1,475,000	1,489,750
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*	1,000,000	830,000
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	1,964,022
Hess Corp. Senior Notes 8.13% due 02/15/2019	3,000,000	3,372,366
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	700,000	644,000
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023	300,000	279,750
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	350,000	343,000
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	1,600,000	522,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.25% due 11/01/2019†(1)(5)	850,000	87,125
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	325,000	321,750
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	950,000	966,625
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	1,925,000	1,559,250
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	850,000	777,750
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	1,100,000	981,750
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	125,000	112,188
PDC Energy, Inc. Company Guar. Notes 7.75% due 10/15/2022	250,000	258,750
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	698,000	646,522
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	875,000	807,187
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	75,000	72,375
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022	1,375,000	1,361,250
Rice Energy, Inc. Company Guar. Notes 7.25% due 05/01/2023	175,000	176,750
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022	875,000	903,437
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/2021†(5)(10)	1,100,000	66,000
SandRidge Energy, Inc. Company Guar. Notes 8.13% due 10/15/2022†(5)(10)	400,000	24,000
SM Energy Co. Senior Notes 5.00% due 01/15/2024	475,000	395,438
SM Energy Co. Senior Notes 5.63% due 06/01/2025	525,000	441,000
SM Energy Co. Senior Notes 6.50% due 01/01/2023	500,000	457,500
Whiting Petroleum Corp. Company Guar. Notes 5.00% due 03/15/2019	75,000	66,375
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	325,000	270,563
Whiting Petroleum Corp. Company Guar. Notes 6.25% due 04/01/2023	1,850,000	1,540,125

		34,743,684

Oil Companies-Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,524,318
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	4,250,000	3,797,209
XTO Energy, Inc. Company Guar. Notes 6.38% due 06/15/2038	440,000	601,025
XTO Energy, Inc. Company Guar. Notes 6.75% due 08/01/2037	605,000	850,487

		6,773,039

Oil Refining & Marketing — 0.8%
CVR Refining LLC/Coffeyville Finance, Inc. Sec. Notes 6.50% due 11/01/2022	1,625,000	1,438,125
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,771,815
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	742,998

Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	2,490,000	2,706,633
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	1,450,000	1,450,000
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	932,417
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	1,540,000	1,835,275
Valero Energy Corp. Company Guar. Notes 9.38% due 03/15/2019	3,568,000	4,245,174

		15,122,437

Oil-Field Services — 0.1%
Western Refining Logistics LP/WNRL Finance Corp. Company Guar. Notes 7.50% due 02/15/2023	1,500,000	1,436,250

Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	700,000	693,000
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,144,250
International Paper Co. Senior Notes 7.30% due 11/15/2039	1,000,000	1,306,713
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013†(2)(3)(7)(8)	250,000	25

		3,143,988

Physicians Practice Management — 0.2%
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	2,875,000	2,925,313
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	325,000	336,375

		3,261,688

Pipelines — 3.1%
Access Midstream Partners LP/ACMP Finance Corp Company Guar. Notes 4.88% due 03/15/2024	375,000	341,624
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023(2)	375,000	352,500
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	850,000	752,250
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025*	2,065,000	2,129,445
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045*	1,260,000	1,328,491
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.00% due 12/15/2020	375,000	355,312
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.13% due 03/01/2022	1,175,000	1,072,187
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023*	1,375,000	1,254,687
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	2,725,000	2,547,875
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	4,250,000	4,072,290
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	3,013,000	2,563,132
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,405,125
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	748,531
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 5.50% due 05/15/2022*(2)	1,475,000	1,458,083
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.50% due 03/01/2020	1,675,000	1,683,375
Kinder Morgan Energy Partners LP Senior Notes 3.95% due 09/01/2022	4,600,000	4,543,043
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/2035	2,540,000	2,346,033
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/2041	570,000	550,726
Kinder Morgan Energy Partners LP Senior Notes 6.55% due 09/15/2040	2,960,000	2,897,047
MPLX LP Company Guar. Notes 4.50% due 07/15/2023*	375,000	364,062
MPLX LP Company Guar. Notes 4.88% due 12/01/2024*	1,050,000	1,023,405
MPLX LP Company Guar. Notes 4.88% due 06/01/2025*	825,000	797,192
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	525,000	489,596

Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	1,000,000	980,941
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	275,000	281,024
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,450,000	1,189,000
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	425,000	335,750
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	2,125,000	2,111,719
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	350,000	343,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	875,000	853,125
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	875,000	885,937
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	2,370,000	2,205,162
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,450,000	1,174,500
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 7.50% due 07/01/2021	300,000	273,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019	75,000	76,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	921,000	939,420
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	675,000	690,187
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	500,000	512,500
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,431,071
Williams Partners LP Senior Notes 4.90% due 01/15/2045	2,960,000	2,352,608
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	2,720,193
Williams Partners LP/ACMP Finance Corp. Senior Notes 4.88% due 05/15/2023	800,000	734,242
Williams Partners LP/ACMP Finance Corp. Senior Notes 6.13% due 07/15/2022	525,000	522,222

		57,688,112

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc. Senior Notes 5.95% due 06/01/2018	2,160,000	2,335,539

Printing-Commercial — 0.1%
Mustang Merger Corp. Senior Notes 8.50% due 08/15/2021*	1,350,000	1,410,750

Publishing-Books — 0.0%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	450,000	461,250

Publishing-Periodicals — 0.2%
Emerald Expositions Holdings, Inc. Senior Notes 9.00% due 06/15/2021*	1,625,000	1,580,312
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	2,700,000	2,754,000

		4,334,312

Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	875,000	842,188

Racetracks — 0.2%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	725,000	754,906
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	550,000	573,375
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021	2,225,000	2,275,063

		3,603,344

Radio — 0.5%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	700,000	290,500
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	1,100,000	1,155,000

Radio One, Inc. Senior Sec. Notes 7.38% due 04/15/2022*	1,050,000	968,625
Radio One, Inc. Senior Sub. Notes 9.25% due 02/15/2020*	1,325,000	1,066,625
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 05/15/2023*	1,100,000	1,089,000
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	1,300,000	1,329,250
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	1,200,000	1,266,120
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*	1,325,000	1,281,937

		8,447,057

Real Estate Investment Trusts — 3.0%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.75% due 01/15/2020	1,000,000	996,547
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,142,105
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	1,100,000	1,181,992
American Tower Corp. Senior Notes 3.45% due 09/15/2021	3,100,000	3,211,067
American Tower Corp. Senior Notes 4.50% due 01/15/2018	900,000	940,805
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,665,817
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,481,315
Boston Properties LP Senior Notes 5.88% due 10/15/2019	3,000,000	3,367,827
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	2,500,000	2,685,435
Equity One, Inc. Company Guar. Notes 3.75% due 11/15/2022	3,900,000	3,908,783
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	910,000	956,016
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,666,178
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	1,983,340
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	2,300,000	2,280,641
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	2,802,324
Iron Mountain, Inc. Company Guar. Notes 5.75% due 08/15/2024	900,000	924,750
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	490,000	501,615
Liberty Property LP Senior Notes 6.63% due 10/01/2017	1,300,000	1,387,441
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,258,358
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,308,864
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2023	875,000	899,062
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	1,012,937
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,160,818
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	1,760,000	2,005,532
UDR, Inc. Company Guar. Notes 3.75% due 07/01/2024	500,000	520,886
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	775,185
Welltower, Inc. Senior Notes 4.13% due 04/01/2019	200,000	210,255
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	3,675,000	4,574,603
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	1,910,796

		54,721,294

Real Estate Operations & Development — 0.6%
Post Apartment Homes LP Senior Notes 3.38% due 12/01/2022	2,270,000	2,259,340
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	3,150,000	3,297,051
Prologis LP Company Guar. Notes 4.25% due 08/15/2023	5,200,000	5,700,074
Susa Partnership LP Company Guar. Notes 8.20% due 06/01/2017	250,000	267,401

		11,523,866

Regional Authority — 0.0%
Seminole Indian Tribe of Florida Senior Notes 7.80% due 10/01/2020*	735,000	764,400

Rental Auto/Equipment — 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	325,000	310,635
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 6.38% due 04/01/2024*	1,250,000	1,240,625
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	757,348
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	4,751,169
ERAC USA Finance LLC Company Guar. Notes 6.38% due 10/15/2017*	3,005,000	3,206,846
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	300,000	304,653
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	1,625,000	1,636,359
Hertz Corp. Company Guar. Notes 6.75% due 04/15/2019	525,000	534,308
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/2021	115,000	119,888
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	450,000	448,312
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	1,025,000	1,019,326
United Rentals North America, Inc. Company Guar. Notes 5.75% due 11/15/2024	450,000	456,187
United Rentals North America, Inc. Company Guar. Notes 7.38% due 05/15/2020	75,000	78,000

		14,863,656

Research & Development — 0.2%
Jaguar Holding Co. II / Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	3,800,000	3,948,200

Resorts/Theme Parks — 0.0%
HRP Myrtle Beach Operations LLC Escrow Notes 7.38% due 04/01/2012†*(2)(7)	475,000	0
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	550,000	569,250

		569,250

Retail-Apparel/Shoe — 0.0%
L Brands, Inc. Company Guar. Notes 5.63% due 10/15/2023	325,000	358,313

Retail-Arts & Crafts — 0.1%
Michaels Stores, Inc. Company Guar. Notes 5.88% due 12/15/2020*	1,525,000	1,597,438

Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	896,595
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	3,750,000	3,980,651
AutoZone, Inc. Senior Notes 1.30% due 01/13/2017	1,420,000	1,422,589
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	975,000	983,859
O’Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	680,000	708,195
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	800,000	842,455
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	1,040,000	1,139,523

		9,973,867

Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	1,910,000	1,980,206

Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	2,790,000	2,524,989
Serta Simmons Bedding LLC Senior Notes 8.13% due 10/01/2020*	3,100,000	3,262,750

		5,787,739

Retail-Building Products — 0.2%
Hillman Group, Inc. Senior Notes 6.38% due 07/15/2022*	2,100,000	1,874,250
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	2,029,043

		3,903,293

Retail-Discount — 0.2%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	1,500,000	1,511,625
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	2,010,000	2,132,437

		3,644,062

Retail-Drug Store — 0.7%
CVS Health Corp. Senior Notes 2.25% due 12/05/2018	3,100,000	3,171,002

CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,575,000	1,635,581
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	1,785,000	1,926,766
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	2,240,000	2,466,052
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,478,340
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*	459,404	500,751
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	1,925,000	2,051,338

		13,229,830

Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(4)	650,000	549,250
Jo-Ann Stores LLC Senior Notes 8.13% due 03/15/2019*	150,000	140,250

		689,500

Retail-Leisure Products — 0.1%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*	2,225,000	2,325,793

Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(4)	850,000	705,500

Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.63% due 12/01/2025	725,000	773,938

Retail-Propane Distribution — 0.3%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	1,675,000	1,595,437
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	950,000	909,625
Ferrellgas LP/Ferrellgas Finance Corp. Company Guar. Notes 6.75% due 06/15/2023*	525,000	489,563
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	1,050,000	1,037,400
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.75% due 03/01/2025	250,000	246,250
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 7.38% due 08/01/2021	1,291,000	1,329,730

		5,608,005

Retail-Restaurants — 0.2%
NPC International, Inc./NPC Operating Co. Company Guar. Notes 10.50% due 01/15/2020	1,250,000	1,304,687
Yum! Brands, Inc. Senior Notes 3.88% due 11/01/2023	2,175,000	2,065,989

		3,370,676

Retail-Sporting Goods — 0.0%
Vista Outdoor, Inc. Company Guar. Notes 5.88% due 10/01/2023*	775,000	813,750

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co. Company Guar. Notes 5.13% due 11/15/2023	775,000	800,188

Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	2,425,000	2,109,750

Schools — 0.2%
Boston University Senior Notes 7.63% due 07/15/2097	2,000,000	2,573,672
University of Southern California Senior Bonds 5.25% due 10/01/2111	850,000	1,033,087

		3,606,759

Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	1,950,000	2,008,500

Special Purpose Entities — 0.4%
Army Hawaii Family Housing Trust Company Guar. Bonds 5.52% due 06/15/2050*	786,319	839,050
Camp Pendleton & Quantico Housing LLC Sec. Bonds 5.57% due 10/01/2050*	1,580,000	1,727,082
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017	4,930,000	5,064,027

		7,630,159

Specified Purpose Acquisitions — 0.2%
Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*	3,150,000	3,220,875

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	446,142
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	2,600,000	2,299,164
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/2020	1,474,000	1,659,525

		4,404,831

Steel-Producers — 1.2%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	2,920,000	2,740,642
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,568,641
Reliance Steel & Aluminum Co. Company Guar. Notes 4.50% due 04/15/2023	5,725,000	5,781,975
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	325,000	332,313
Steel Dynamics, Inc. Company Guar. Notes 5.25% due 04/15/2023	450,000	456,750
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	1,200,000	1,219,500
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	325,000	342,063
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	4,083,000	4,129,048
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	4,550,000	5,016,598

		22,587,530

Steel-Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/2019	1,050,000	1,013,250
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. Company Guar. Notes 6.38% due 05/01/2022*	2,575,000	2,510,625

		3,523,875

Telecom Services — 0.1%
Level 3 Communications, Inc. Senior Notes 5.75% due 12/01/2022	1,425,000	1,464,914

Telecommunication Equipment — 0.1%
CommScope Technologies Finance LLC Senior Notes 6.00% due 06/15/2025*	1,400,000	1,435,000
CommScope, Inc. Company Guar. Notes 5.50% due 06/15/2024*	950,000	952,993

		2,387,993

Telephone-Integrated — 2.6%
AT&T, Inc. Senior Notes 2.45% due 06/30/2020	4,000,000	4,062,632
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	3,600,000	3,659,533
AT&T, Inc. Senior Notes 4.45% due 04/01/2024	1,500,000	1,634,232
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	3,485,000	3,508,559
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	1,500,000	1,575,402
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	4,176,718
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026*	100,000	101,500
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 01/15/2024*	600,000	609,000
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 05/01/2025	1,450,000	1,475,375
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021	100,000	104,750
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	3,225,000	2,394,562
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	3,001,000	3,293,679
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	9,390,000	10,799,373
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	8,550,000	11,277,766

		48,673,081

Television — 0.8%
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	1,075,000	1,076,344
CBS Corp. Company Guar. Notes 4.90% due 08/15/2044	2,550,000	2,566,792
Gannett Co., Inc. Company Guar. Notes 5.50% due 09/15/2024*	800,000	826,000
Gannett Co., Inc. Company Guar. Notes 6.38% due 10/15/2023	1,425,000	1,539,000
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	1,675,000	1,754,562
LIN Television Corp. Company Guar. Notes 5.88% due 11/15/2022	1,075,000	1,096,500
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	3,025,000	3,108,187
TEGNA, Inc. Company Guar. Notes 4.88% due 09/15/2021*	150,000	153,000

Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	2,275,000	2,263,625

		14,384,010

Textile-Home Furnishings — 0.1%
Springs Industries, Inc. Senior Sec. Notes 6.25% due 06/01/2021	1,250,000	1,271,875

Theaters — 0.1%
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	1,675,000	1,695,938

Tobacco — 0.6%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	280,830
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	3,660,000	4,053,326
Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	3,700,000	4,541,669
Reynolds American, Inc. Company Guar. Notes 6.88% due 05/01/2020	1,000,000	1,179,198
Reynolds American, Inc. Company Guar. Notes 7.00% due 08/04/2041	810,000	970,150

		11,025,173

Toys — 0.3%
Hasbro, Inc. Senior Notes 3.15% due 05/15/2021	3,100,000	3,151,602
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,474,684

		4,626,286

Transactional Software — 0.1%
Solera LLC Senior Notes 10.50% due 03/01/2024*	1,575,000	1,649,813

Transport-Air Freight — 0.1%
Air Medical Merger Sub Corp. Senior Notes 6.38% due 05/15/2023*	1,925,000	1,848,000

Transport-Rail — 0.6%
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/2021	141,103	155,534
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 04/01/2025	3,000,000	3,110,148
Burlington Northern Santa Fe LLC Senior Notes 3.45% due 09/15/2021	1,000,000	1,079,690
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,789,554
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023*	1,935,000	1,894,168
Union Pacific Corp. Senior Notes 3.75% due 03/15/2024	1,200,000	1,319,673
Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	540,000	531,363

		10,880,130

Transport-Services — 0.3%
Ryder System, Inc. Senior Notes 2.45% due 11/15/2018	1,570,000	1,583,653
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	1,325,000	1,342,470
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	2,000,000	2,015,994
Ryder System, Inc. Senior Notes 3.50% due 06/01/2017	800,000	815,963

		5,758,080

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 5.25% due 11/15/2023*	475,000	480,938
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	1,225,000	1,246,437

		1,727,375

Trucking/Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	2,400,000	2,397,070
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	4,020,000	4,102,603

		6,499,673

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co. Senior Notes 4.13% due 11/15/2025	1,270,000	1,358,997

Wire & Cable Products — 0.2%
Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021	600,000	606,000
Anixter, Inc. Company Guar. Notes 5.50% due 03/01/2023*	175,000	178,937
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	1,000,000	975,000
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	1,675,000	1,691,750

		3,451,687

Total U.S. Corporate Bonds & Notes (cost $1,478,777,250)		1,519,683,303

FOREIGN CORPORATE BONDS & NOTES — 14.1%
Advertising Sales — 0.1%
Clear Channel International BV Company Guar. Notes 8.75% due 12/15/2020*	825,000	855,938

Advertising Services — 0.4%
WPP Finance Company Guar. Notes 3.75% due 09/19/2024	3,300,000	3,413,622
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,431,403
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	1,700,000	1,829,220

		7,674,245

Aerospace/Defense — 0.4%
Embraer Netherlands Finance BV Company Guar. Notes 5.05% due 06/15/2025	3,135,000	3,135,000
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	3,804,000	3,994,200

		7,129,200

Aerospace/Defense-Equipment — 0.1%
Silver II Borrower/Silver II US Holdings LLC Company Guar. Notes 7.75% due 12/15/2020*	1,250,000	1,028,125

Auto-Cars/Light Trucks — 0.4%
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	380,000	382,995
RCI Banque SA Senior Notes 3.50% due 04/03/2018*	3,825,000	3,951,179
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	3,150,000	3,170,925

		7,505,099

Auto/Truck Parts & Equipment-Original — 0.3%
International Automotive Components Group SL Sec. Notes 9.13% due 06/01/2018*	1,375,000	1,234,062
Schaeffler Finance BV Senior Notes 4.25% due 05/15/2021*	1,075,000	1,104,562
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	375,000	385,313
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2023*	525,000	539,438
Schaeffler Holding Finance BV Senior Sec. Notes 6.75% due 11/15/2022*(4)	1,700,000	1,849,812
Schaeffler Holding Finance BV Senior Sec. Notes 6.88% due 08/15/2018*(4)	900,000	927,000

		6,040,187

Banks-Commercial — 0.1%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	1,900,000	1,899,388

Beverages-Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	2,850,000	2,887,825

Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA Senior Notes 4.25% due 07/15/2022*	2,950,000	3,172,221
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	950,000	1,080,786

		4,253,007

Broadcast Services/Program — 0.5%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	784,540
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	8,440,118

		9,224,658

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	475,000	496,375

Cable/Satellite TV — 1.0%
Altice Luxembourg SA Company Guar. Notes 7.75% due 05/15/2022*	1,650,000	1,645,875
Altice SA Company Guar. Notes 7.63% due 02/15/2025*	2,100,000	2,029,125
British Sky Broadcasting Group PLC Company Guar. Notes 3.75% due 09/16/2024*	4,875,000	5,050,661
Lynx II Corp. Company Guar. Notes 6.38% due 04/15/2023*	1,275,000	1,313,250
Numericable-SFR SA Senior Sec. Notes 6.00% due 05/15/2022*	1,500,000	1,501,950
Numericable-SFR SA Senior Sec. Notes 6.25% due 05/15/2024*	800,000	774,000
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,150,000	1,167,250
Unitymedia GmbH Company Guar. Notes 6.13% due 01/15/2025*	1,625,000	1,673,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.00% due 01/15/2025*	725,000	728,625
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.50% due 01/15/2023*	725,000	751,281
Virgin Media Finance PLC Company Guar. Notes 5.75% due 01/15/2025*	600,000	604,500

Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	350,000	357,000
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	900,000	902,592
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 08/15/2026*	400,000	402,252
Ziggo Bond Finance BV Senior Notes 5.88% due 01/15/2025*	450,000	445,500

		19,347,611

Cellular Telecom — 0.1%
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020*	2,350,000	2,144,375

Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*	425,000	443,063

Containers-Metal/Glass — 0.4%
Ardagh Packaging Finance PLC Company Guar. Notes 9.13% due 10/15/2020*	2,700,000	2,841,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.63% due 05/15/2023*	375,000	375,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*	1,150,000	1,132,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.25% due 01/31/2019*	200,000	204,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.75% due 01/31/2021*	650,000	651,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	1,400,000	1,400,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	110,294	104,228

		6,709,853

Cruise Lines — 0.2%
Carnival Corp. Company Guar. Notes 3.95% due 10/15/2020	3,395,000	3,623,242

Diversified Financial Services — 1.0%
GE Capital International Funding Co. Company Guar. Notes 2.34% due 11/15/2020*	2,434,000	2,490,264
GE Capital International Funding Co. Company Guar. Notes 3.37% due 11/15/2025*	15,653,000	16,719,799

		19,210,063

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 2.63% due 04/03/2017*	2,000,000	1,987,500
Anglo American Capital PLC Company Guar. Notes 4.45% due 09/27/2020*	600,000	567,000

		2,554,500

Diversified Operations — 0.3%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	1,850,000	1,826,875
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	1,550,000	1,571,410
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	2,000,000	2,318,690

		5,716,975

E-Commerce/Products — 0.3%
Alibaba Group Holding, Ltd. Company Guar. Notes 2.50% due 11/28/2019	3,760,000	3,781,556
Alibaba Group Holding, Ltd. Company Guar. Notes 3.60% due 11/28/2024	1,620,000	1,639,218

		5,420,774

Electric-Distribution — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,218,553

Electric-Integrated — 0.0%
Enersis SA Senior Notes 7.40% due 12/01/2016	600,000	618,682

Electronic Components-Misc. — 0.1%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025	1,935,000	1,930,163

Electronic Components-Semiconductors — 0.0%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	350,000	373,625

Electronic Security Devices — 0.0%
Allegion PLC Company Guar. Notes 5.88% due 09/15/2023	225,000	238,500

Finance-Investment Banker/Broker — 0.2%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,875,588

Finance-Leasing Companies — 0.3%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.63% due 10/30/2020	500,000	520,000

AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.63% due 07/01/2022	4,025,000	4,165,875

		4,685,875

Food-Baking — 0.2%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,313,015
Grupo Bimbo SAB de CV Senior Notes 4.88% due 06/27/2044*	2,736,000	2,626,823

		3,939,838

Food-Misc./Diversified — 0.3%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	6,105,425

Gold Mining — 0.6%
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	627,750
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	677,850
Gold Fields Orogen Holdings BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*	1,660,000	1,552,100
Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023	5,500,000	5,484,484
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	2,300,000	2,264,132

		10,606,316

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/2030	4,000,000	5,361,160

Investment Management/Advisor Services — 0.0%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	839,790

Medical Products — 0.2%
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023	1,475,000	1,202,730
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 4.88% due 04/15/2020*	225,000	216,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	1,575,000	1,421,437
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	725,000	679,688

		3,519,855

Medical-Drugs — 0.5%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	1,475,000	1,447,344
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	1,425,000	1,360,875
Grifols Worldwide Operations, Ltd. Company Guar. Notes 5.25% due 04/01/2022	1,825,000	1,879,750
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	400,000	340,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	600,000	508,500
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	1,300,000	1,088,750
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	1,450,000	1,211,301
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.50% due 07/15/2021*	1,950,000	1,784,250

		9,620,770

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	955,000	975,474
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	890,000	913,736

		1,889,210

Metal-Diversified — 0.1%
Rio Tinto Finance USA PLC Company Guar. Notes 2.25% due 12/14/2018	1,600,000	1,619,408

Multimedia — 0.3%
Pearson Funding Five PLC Company Guar. Notes 3.25% due 05/08/2023*	3,200,000	3,050,903
Pearson Funding Two PLC Company Guar. Notes 4.00% due 05/17/2016*	1,800,000	1,801,456

		4,852,359

Networking Products — 0.2%
Telefonaktiebolaget LM Ericsson Senior Notes 4.13% due 05/15/2022	4,000,000	4,240,052

Non-Ferrous Metals — 0.1%
Codelco, Inc. Senior Bonds 5.63% due 09/21/2035*	1,600,000	1,741,142

Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Bonds 4.90% due 08/01/2020	840,000	706,440

Oil Companies-Exploration & Production — 0.5%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,010,265
Canadian Natural Resources, Ltd. Senior Bonds 5.85% due 02/01/2035	4,960,000	4,644,004
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	1,894,157
Lone Pine Resources Canada, Ltd. Escrow Notes 10.38% due 02/15/2017†(2)(7)	75,000	2

		8,548,428

Oil Companies-Integrated — 1.7%
BP Capital Markets PLC Company Guar. Notes 1.38% due 05/10/2018	3,600,000	3,600,540
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	2,810,000	2,836,532
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	2,290,000	2,563,153
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,813,698
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	3,000,000	3,348,441
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/2017*	1,000,000	1,041,160
Petro-Canada Senior Notes 5.35% due 07/15/2033	2,650,000	2,662,797
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	575,000	572,844
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	7,070,000	7,423,500
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	1,600,000	1,702,000
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,500,000	3,620,078

		32,184,743

Oil Refining & Marketing — 0.0%
Reliance Industries, Ltd. Senior Notes 8.25% due 01/15/2027*(2)	500,000	647,978

Pipelines — 0.2%
Enbridge, Inc. Senior Notes 5.60% due 04/01/2017	2,870,000	2,965,077

Retail-Restaurants — 0.2%
1011778 B.C. ULC/New Red Finance, Inc. Sec. Notes 6.00% due 04/01/2022*	3,125,000	3,226,562

Satellite Telecom — 0.3%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	1,150,000	726,656
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	2,750,000	1,780,625
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	1,525,000	1,086,562
Intelsat Jackson Holdings SA Senior Sec. Notes 8.00% due 02/15/2024*	575,000	595,125
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	850,000	280,500
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	625,000	204,688

		4,674,156

Security Services — 0.1%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	2,075,000	1,675,563

Seismic Data Collection — 0.0%
CGG SA Company Guar. Notes 6.88% due 01/15/2022	675,000	270,000

Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	200,000	201,000
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	1,000,000	1,045,000

		1,246,000

Steel-Producers — 0.4%
ArcelorMittal Senior Notes 5.25% due 02/25/2017	1,650,000	1,703,625
ArcelorMittal Senior Notes 6.13% due 06/01/2025	2,025,000	1,979,437
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	3,570,000	3,409,350

		7,092,412

SupraNational Banks — 0.2%
Corporacion Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	905,669
Corporacion Andina de Fomento Senior Notes 8.13% due 06/04/2019	1,000,000	1,185,000

Inter-American Development Bank Notes 6.75% due 07/15/2027	1,200,000	1,679,599

		3,770,268

Telecom Services — 0.0%
Digicel, Ltd. Senior Notes 6.00% due 04/15/2021*	375,000	343,125

Telephone-Integrated — 0.5%
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	2,200,000	2,265,146
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,650,525
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	2,500,000	2,842,695
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	2,038,565

		8,796,931

Transport-Rail — 0.2%
Canadian Pacific Railway Co. Senior Bonds 7.13% due 10/15/2031	2,950,000	3,875,899

Total Foreign Corporate Bonds & Notes (cost $258,264,621)		261,464,396

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. Bonds zero coupon due 01/15/2021 (cost $441,589)	640,000	594,467

MUNICIPAL BONDS & NOTES — 0.2%
City of Chicago, IL General Obligation Bonds Series B 5.43% due 01/01/2042 (cost $3,520,000)	3,520,000	2,896,186

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.2%
Republic of Colombia Senior Notes 4.38% due 07/12/2021	855,000	893,475
State of Qatar Senior Notes 5.25% due 01/20/2020*	2,185,000	2,424,607

Total Foreign Government Obligations (cost $3,035,766)		3,318,082

COMMON STOCKS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Lone Pine Resources Canada, Ltd.†(2)(7)	9,354	8,886
Lone Pine Resources, Inc.†(2)(7)	9,354	47

Total Common Stocks (cost $72,855)		8,933

PREFERRED SECURITIES — 0.1%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%†(2)(7)	30,000	300

Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	1,320,000

Total Preferred Securities (cost $2,274,140)		1,320,300

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Diversified Banking Institutions — 0.1%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	2,874,922

Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS 6.00% due 02/15/2067*	2,400,000	1,680,000

Electric-Generation — 0.3%
Electricite de France SA VRS 5.63% due 01/22/2024*(6)	5,000,000	4,812,500

Insurance-Multi-line — 0.1%
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,372,500
USF&G Capital III 8.31% due 07/01/2046*	250,000	334,950

		1,707,450

Total Preferred Securities/Capital Securities (cost $10,969,010)		11,074,872

Total Long-Term Investment Securities (cost $1,757,355,231)		1,800,360,539

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Time Deposits — 1.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/02/2016 (cost $30,637,000)	30,637,000	30,637,000

TOTAL INVESTMENTS (cost $1,787,992,231) (9)	99.0%	1,830,997,539
Other assets less liabilities	1.0	18,551,694

NET ASSETS	100.0%	$1,849,549,233

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2016, the aggregate value of these securities was $467,952,464 representing 25.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Security in default

(2)	Illiquid security. At April 30, 2016, the aggregate value of these securities was $6,667,051 representing 0.4% of net assets.

(3)	Security in default of interest and principal at maturity.

(4)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(5)	Subsequent to April 30, 2016 company has filed for bankruptcy protection.

(6)	Perpetual maturity—maturity date reflects the next call date.

(7)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 1.

(8)	Company has filed for bankruptcy protection.

(9)	See Note 4 for cost of investments on a tax basis.

(10)	Subsequent to April 30, 2016 security in default.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2016	Unrealized Appreciation (Depreciation)
75	Long	U.S. Treasury Long Bonds	June 2016	$12,364,036	$12,248,438	$(115,598)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Paper & Related Products	$—	$3,143,963	$25	$3,143,988
Resorts/Theme Parks	—	569,250	0	569,250
Other Industries	—	1,515,970,065	—	1,515,970,065
Foreign Corporate Bonds & Notes:
Oil Companies-Exploration & Production	—	8,548,426	2	8,548,428
Other Industries	—	252,915,968	—	252,915,968
U.S. Government Agencies	—	594,467	—	594,467
Municipal Bonds & Notes	—	2,896,186	—	2,896,186
Foreign Government Obligations	—	3,318,082	—	3,318,082
Common Stocks	—	—	8,933	8,933
Preferred Securities:
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,320,000	—	—	1,320,000
Preferred Securities/Capital Securities	—	11,074,872	—	11,074,872
Short-Term Investment Securities	—	30,637,000	—	30,637,000

Total Investments at Value	$1,320,000	$1,829,668,279	$9,260	$1,830,997,539

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$115,598	$—	$—	$115,598

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description		Shares/ Principal Amount**	Value (Note 1)
ASSET BACKED SECURITIES — 7.7%
Cayman Islands — 4.0%
Aberdeen Loan Funding, Ltd. FRS
Series 2008-1A, Class A
1.29% due 11/01/2018*(1)		$1,155,544	$1,138,477
Acis CLO, Ltd. FRS
Series 2013-2A, Class A
1.13% due 10/14/2022*(1)		308,567	305,074
Acis CLO, Ltd. FRS
Series 2013-2A, Class ACOM
1.33% due 10/14/2022*(1)		2,282,666	2,196,701
Acis CLO, Ltd. FRS
Series 2013-1A, Class ACOM
1.86% due 04/18/2024*(1)		2,450,000	2,328,014
Brentwood CLO Corp. FRS
Series 2006-1A, Class A1B
0.89% due 02/01/2022*(1)		825,495	811,107
Duane Street CLO IV, Ltd. FRS
Series 2007-4A, Class A1R
0.88% due 11/14/2021*(1)		2,181,002	2,145,212
OCP CLO, Ltd. VRS
Series 2014-5A, Class ACOM
1.42% due 04/26/2026*(1)		2,700,000	2,586,087
OCP CLO, Ltd. FRS
Series 2012-2A, Class ACOM
1.57% due 11/22/2023*(1)		2,022,602	1,971,612
OFSI Fund V, Ltd. VRS
Series 2013-5A, Class ACOM
1.95% due 04/17/2025*(1)		1,600,000	1,531,792
OFSI Fund VI, Ltd.
Series 2014-6A, Class ACOM
1.83% due 03/20/2025*(1)		2,900,000	2,772,690
Red River CLO, Ltd. FRS
Series 1X, Class A
0.89% due 07/27/2018(1)		229,680	227,782
Red River CLO, Ltd. FRS
Series 1A, Class A
0.89% due 07/27/2018*(1)		79,200	78,546
Trinitas CLO II, Ltd. VRS
Series 2014-2A, Class ACOM
2.02% due 07/15/2026*(1)		1,400,000	1,343,776
Trinitas CLO, Ltd. FRS
Series 2014-1A, Class A1
2.16% due 04/15/2026*(1)		2,200,000	2,189,990
Trinitas CLO, Ltd. FRS
Series 2014-1A, Class B1
2.53% due 04/15/2026*(1)		550,000	523,342

			22,150,202

United Kingdom — 0.6%
Aire Valley Mtgs. PLC FRS
Series 2006-1A, Class 1A
0.84% due 09/20/2066*(2)		1,313,210	1,268,163
Aire Valley Mtgs. PLC FRS
Series 2007-1A, Class 2A1
0.86% due 09/20/2066*(2)		1,047,679	1,012,496
Leek Finance Number Eighteen PLC FRS
Series 18X, Class A2C
0.03% due 09/21/2038(2)	EUR	41,444	50,165
Leek Finance Number Eighteen PLC FRS
Series 18X, Class A2B
0.88% due 09/21/2038(2)		580,216	612,850
Leek Finance Number Seventeen PLC FRS
Series 17X, Class A2C
0.05% due 12/21/2037(2)	EUR	130,405	160,682
Leek Finance Number Seventeen PLC FRS
Series 17X, Class A2A
0.87% due 12/21/2037(2)	GBP	78,243	122,993

			3,227,349

United States — 3.1%
Bank of America Student Loan Trust FRS
Series 2010-1A, Class A
1.44% due 02/25/2043*		796,738	779,433
Countrywide Alternative Loan Trust FRS
Series 2006-OA1, Class 2A1
0.65% due 03/20/2046(2)		760,241	551,582
Countrywide Alternative Loan Trust FRS
Series 2005-82, Class A1
0.71% due 02/25/2036(2)		801,421	648,331
Home Equity Loan Trust FRS
Series 2007-FRE1, Class 2AV3
0.67% due 04/25/2037		750,000	428,124
Lehman XS Trust FRS
Series 2007-7N, Class 1A2
0.68% due 06/25/2047(2)		714,010	477,240
Scholar Funding Trust FRS
Series 2010-A, Class A
1.38% due 10/28/2041*		901,974	856,284
Sequoia Mtg. Trust FRS
Series 2004-10, Class A3A
1.56% due 11/20/2034(2)		76,398	72,609
SLM Student Loan Trust FRS
Series 2007-2, Class A4
0.70% due 07/25/2022		2,100,000	1,919,887
SLM Student Loan Trust FRS
Series 2007-1, Class A5
0.73% due 01/26/2026		1,350,000	1,283,831
SLM Student Loan Trust FRS
Series 2003-1, Class A5A
0.74% due 12/15/2032*		2,059,710	1,855,675
SLM Student Loan Trust FRS
Series 2005-4, Class A3
0.76% due 01/25/2027		1,844,087	1,750,223
SLM Student Loan Trust FRS
Series 2008-2, Class A3
1.39% due 04/25/2023		486,466	466,270
SLM Student Loan Trust FRS
Series 2008-4, Class A4
2.29% due 07/25/2022		1,050,000	1,046,850
SLM Student Loan Trust FRS
Series 2008-5, Class A4
2.34% due 07/25/2023		2,349,651	2,345,894

SunTrust Student Loan Trust FRS
Series 2006-1A, Class A4
0.82% due 10/28/2037*		2,121,897	1,935,432
Washington Mutual Mtg. Pass-Through Certs. FRS
Series 2006-AR5 Class 4A
1.37% due 06/25/2046(2)		482,467	330,242
Wells Fargo Alternative Loan Trust VRS
Series 2007-PA6, Class A1
2.77% due 12/28/2037(2)		624,671	523,521

			17,271,428

Total Asset Backed Securities (cost $43,904,510)			42,648,979

CORPORATE BONDS & NOTES — 12.3%
France — 0.4%
Dexia Credit Local SA
Government Liquid Guar. Notes
1.88% due 03/28/2019*		2,500,000	2,508,530

Germany — 3.2%
FMS Wertmanagement AoeR
Government Guar. Notes
zero coupon due 02/26/2019	EUR	4,600,000	5,302,807
KFW Group
Government Guar. Notes
0.05% due 11/30/2017	EUR	1,700,000	1,959,383
KFW Group
Government Guar. Notes
1.13% due 08/06/2018		9,200,000	9,210,672
KFW Group
Government Guar. Notes
5.00% due 12/01/2020	SEK	2,000,000	298,977
KFW Group
Government Guar. Notes
6.00% due 08/20/2020	AUD	800,000	691,820

			17,463,659

Italy — 1.2%
Banca Monte dei Paschi di Siena SpA
Government Liquid Guar. Notes
3.50% due 03/20/2017	EUR	4,400,000	5,154,892
Intesa Sanpaolo SpA
Sub. Notes
5.02% due 06/26/2024*		450,000	423,517
Intesa Sanpaolo SpA
Company Guar. Notes
5.25% due 01/12/2024		700,000	763,449
Intesa Sanpaolo SpA
Sub. Notes
6.63% due 09/13/2023	EUR	150,000	205,854

			6,547,712

Japan — 2.1%
Japan Finance Organization for Municipalities
Government Guar. Bonds
1.90% due 06/22/2018	JPY	860,000,000	8,423,433
Japan Tobacco, Inc.
Senior Notes
2.10% due 07/23/2018*		1,550,000	1,563,761
Sumitomo Mitsui Financial Group, Inc.
Sub. Notes
4.44% due 04/02/2024*		1,350,000	1,407,983

			11,395,177

Luxembourg — 0.2%
Actavis Funding SCS
Company Guar. Notes
3.00% due 03/12/2020		200,000	204,288
Actavis Funding SCS
Company Guar. Notes
3.45% due 03/15/2022		200,000	204,889
Actavis Funding SCS
Company Guar. Notes
4.75% due 03/15/2045		100,000	101,153
Actavis Funding SCS
Company Guar. Notes
4.85% due 06/15/2044		100,000	102,550
Intelsat Jackson Holdings SA
Company Guar. Notes
5.50% due 08/01/2023		500,000	315,937
Intelsat Jackson Holdings SA
Company Guar. Notes
7.25% due 04/01/2019		200,000	164,000

			1,092,817

Mexico — 0.0%
America Movil SAB de CV
Senior Notes
6.00% due 06/09/2019	MXN	4,310,000	248,860

Netherlands — 0.5%
ABN AMRO Bank NV VRS
Sub. Notes
6.25% due 09/13/2022		300,000	314,947
EDP Finance BV
Senior Notes
2.63% due 01/18/2022	EUR	450,000	538,470
EDP Finance BV
Senior Notes
4.13% due 01/20/2021	EUR	400,000	511,142
EDP Finance BV
Senior Notes
4.88% due 09/14/2020	EUR	200,000	262,789
EDP Finance BV
Senior Notes
5.75% due 09/21/2017	EUR	800,000	981,125

			2,608,473

United Kingdom — 0.5%
BAT International Finance PLC
Company Guar. Notes
2.75% due 06/15/2020*		750,000	774,742
BAT International Finance PLC
Company Guar. Notes
3.50% due 06/15/2022*		150,000	160,082

BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*		750,000	821,971
Royal Bank of Scotland PLC VRS Sub. Notes 9.50% due 03/16/2022		1,100,000	1,163,148

			2,919,943

United States — 4.1%
AECOM Company Guar. Notes 5.88% due 10/15/2024		500,000	525,000
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021		1,000,000	1,027,043
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023		300,000	312,658
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026		1,650,000	1,739,257
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/2016		750,000	752,387
Discover Financial Services Senior Notes 3.75% due 03/04/2025		700,000	693,837
Forest Laboratories LLC Company Guar. Notes 4.38% due 02/01/2019*		650,000	685,979
Forest Laboratories LLC Company Guar. Notes 5.00% due 12/15/2021*		850,000	937,726
General Electric Capital Corp Senior Notes 8.50% due 04/06/2018	MXN	2,000,000	123,792
H.J. Heinz Co. Company Guar. Notes 2.80% due 07/02/2020*		600,000	617,435
H.J. Heinz Co. Company Guar. Notes 3.95% due 07/15/2025*		450,000	480,513
H.J. Heinz Co. Company Guar. Notes 5.00% due 07/15/2035*		150,000	167,375
H.J. Heinz Co. Company Guar. Notes 5.20% due 07/15/2045*		200,000	230,261
HCA, Inc. Senior Notes 5.25% due 04/15/2025		550,000	569,250
HCP, Inc. Senior Notes 4.25% due 11/15/2023		1,950,000	1,987,695
John Deere Capital Corp. Senior Notes 1.40% due 03/15/2017		750,000	754,469
NBCUniversal Enterprise, Inc. FRS Company Guar. Notes 1.31% due 04/15/2018*		1,900,000	1,902,356
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021		600,000	670,780
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020		296,000	310,386
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022		400,000	434,978
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025		1,150,000	1,273,586
Synchrony Financial Senior Notes 2.70% due 02/03/2020		1,600,000	1,600,185
Synchrony Financial Senior Notes 3.00% due 08/15/2019		600,000	608,780
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2024		800,000	833,964
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020		2,950,000	3,261,756
Walgreen Co. Company Guar. Notes 3.10% due 09/15/2022		200,000	204,056

			22,705,504

Venezuela — 0.1%
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		30,000	10,545
Petroleos de Venezuela SA Company Guar. Notes 5.50% due 04/12/2037		10,000	3,524
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 05/16/2024		450,000	153,000
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 11/15/2026		310,000	105,989
Petroleos De Venezuela SA Company Guar. Notes 9.00% due 11/17/2021		90,000	35,415

			308,473

Total Corporate Bonds & Notes (cost $67,650,523)			67,799,148

FOREIGN GOVERNMENT OBLIGATIONS — 55.2%
Argentina — 0.1%
Republic of Argentina Senior Notes 6.88% due 04/22/2021*		250,000	257,500

Republic of Argentina Senior Notes 7.50% due 04/22/2026*		170,000	172,550
Republic of Argentina Senior Notes 7.63% due 04/22/2046*		150,000	147,525

			577,575

Australia — 0.8%
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	1,012,263
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023	AUD	3,650,000	3,343,909

			4,356,172

Belgium — 1.2%
Kingdom of Belgium Bonds 2.25% due 06/22/2023	EUR	1,500,000	1,972,464
Kingdom of Belgium Bonds 3.75% due 09/28/2020*(3)	EUR	245,000	329,822
Kingdom of Belgium Bonds 4.00% due 03/28/2032	EUR	2,550,000	4,111,586

			6,413,872

Brazil — 0.4%
Brazil Notas do Tesouro Nacional Nacional Notes 6.00% due 08/15/2050(4)	BRL	7,626,126	2,231,732

Canada — 1.0%
Canada Housing Trust Government Guar. Notes 2.35% due 12/15/2018*	CAD	3,400,000	2,806,768
Government of Canada Bonds 2.75% due 06/01/2022	CAD	2,100,000	1,841,630
Government of Canada Bonds 5.75% due 06/01/2029	CAD	940,000	1,095,538

			5,743,936

Costa Rica — 0.0%
Republic of Costa Rica Senior Bonds 7.16% due 03/12/2045		200,000	186,500

Denmark — 0.5%
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	7,600,000	1,249,416
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,230,061

			2,479,477

Dominican Republic — 0.2%
Dominican Republic Senior Notes 5.50% due 01/27/2025*		200,000	200,000
Dominican Republic Senior Notes 5.50% due 01/27/2025		100,000	100,000
Dominican Republic Senior Bonds 5.88% due 04/18/2024		100,000	103,000
Dominican Republic Senior Bonds 6.60% due 01/28/2024		300,000	321,000
Dominican Republic Senior Notes 6.88% due 01/29/2026*		430,000	462,250
Dominican Republic Senior Bonds 7.45% due 04/30/2044		100,000	106,000

			1,292,250

France — 5.2%
Government of France Bonds 0.50% due 05/25/2025	EUR	7,170,000	8,214,905
Government of France Bonds 2.25% due 10/25/2022	EUR	2,410,000	3,144,532
Government of France Bonds 4.00% due 10/25/2038	EUR	740,000	1,257,364
Government of France Bonds 4.25% due 10/25/2023	EUR	4,680,000	6,968,844
Government of France Bonds 4.50% due 04/25/2041	EUR	2,440,000	4,522,344
Government of France Bonds 4.75% due 04/25/2035	EUR	700,000	1,266,451
Republic of France Bonds 1.75% due 11/25/2024	EUR	2,670,000	3,401,688

			28,776,128

Germany — 3.6%
Federal Republic of Germany Bonds 1.00% due 02/22/2019	EUR	7,700,000	9,182,551
Federal Republic of Germany Bonds 1.00% due 08/15/2025	EUR	1,180,000	1,447,970
Federal Republic of Germany Bonds 2.25% due 09/04/2020	EUR	1,040,000	1,327,696

Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	1,000,000	1,567,424
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	1,010,000	1,597,750
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	2,625,000	4,794,318

			19,917,709

Indonesia — 0.1%
Republic of Indonesia Senior Notes 4.13% due 01/15/2025		200,000	203,909
Republic of Indonesia Senior Notes 5.88% due 01/15/2024		200,000	227,593

			431,502

Israel — 0.1%
Israel Government AID Government Guar. Bonds 5.50% due 09/18/2023		300,000	370,965

Italy — 7.7%
Republic of Italy Senior Bonds 3.50% due 03/01/2030*(3)	EUR	880,000	1,202,970
Republic of Italy Bonds 4.25% due 09/01/2019	EUR	2,050,000	2,665,401
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	6,160,000	8,768,219
Republic of Italy Bonds 5.00% due 08/01/2034	EUR	2,810,000	4,565,042
Republic of Italy Senior Bonds 5.00% due 08/01/2039	EUR	760,000	1,261,943
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	170,000	281,949
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	2,110,000	3,118,281
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	173,000	299,044
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	760,000	1,297,699
Republic of Italy Inflation Indexed Treasury Bonds 2.15% due 11/12/2017(4)	EUR	6,369,233	7,572,782
Republic of Italy Inflation Indexed Treasury Bonds 2.35% due 09/15/2019(4)	EUR	3,079,073	3,882,847
Republic of Italy Inflation Indexed Treasury Senior Bonds 2.35% due 09/15/2024*(4)	EUR	5,887,906	7,788,839

			42,705,016

Japan — 21.0%
Government of Japan Senior Notes 0.10% due 06/20/2020	JPY	1,976,200,000	18,809,561
Government of Japan Senior Notes 0.10% due 12/20/2020	JPY	421,450,000	4,016,609
Government of Japan CPI Linked Senior Notes 0.10% due 09/10/2024(4)	JPY	9,920,000	98,547
Government of Japan CPI Linked Senior Notes 0.10% due 03/10/2025(4)	JPY	771,542,800	7,668,294
Government of Japan Senior Notes 0.20% due 09/20/2017	JPY	37,400,000	353,708
Government of Japan Senior Notes 0.30% due 03/20/2018	JPY	2,578,600,000	24,484,583
Government of Japan Senior Notes 0.40% due 09/20/2025	JPY	1,956,250,000	19,263,363
Government of Japan Senior Bonds 1.40% due 09/20/2034	JPY	1,632,200,000	18,570,877
Government of Japan Senior Bonds 1.40% due 09/20/2045	JPY	220,500,000	2,677,707
Government of Japan Senior Bonds 1.40% due 03/20/2055	JPY	46,600,000	594,303
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	38,400,000	453,568
Government of Japan Senior Bonds 1.90% due 03/20/2025	JPY	79,150,000	878,431
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	439,800,000	5,797,548
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	203,500,000	2,937,132
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	689,400,000	9,273,337

			115,877,568

Mexico — 0.1%
United Mexican States Bonds 3.50% due 12/14/2017(4)	MXN	3,323,935	199,483
United Mexican States Senior Bonds 4.75% due 03/08/2044		20,000	20,200
United Mexican States Senior Bonds 5.55% due 01/21/2045		30,000	33,750
United Mexican States Senior Bonds 6.05% due 01/11/2040		10,000	11,850
United Mexican States Bonds 7.50% due 06/03/2027	MXN	6,187,300	402,619
United Mexican States Bonds 10.00% due 11/20/2036	MXN	1,727,600	141,396

			809,298

Netherlands — 3.3%
Government of Netherlands Bonds 0.25% due 07/15/2025*(3)	EUR	1,790,000	2,023,561
Government of Netherlands Bonds 2.00% due 07/15/2024*(3)	EUR	740,000	968,235
Government of Netherlands Bonds 4.00% due 07/15/2019*	EUR	6,800,000	8,887,861
Government of Netherlands Bonds 7.50% due 01/15/2023	EUR	3,540,000	6,086,318

			17,965,975

Spain — 3.7%
Kingdom of Spain Senior Notes 2.75% due 10/31/2024*	EUR	1,030,000	1,307,119
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	4,650,000	6,329,561
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	740,000	1,246,569
Kingdom of Spain Bonds 5.40% due 01/31/2023*	EUR	1,050,000	1,554,938
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*(3)	EUR	3,870,000	6,202,270
Kingdom of Spain Inflation Linked Senior Notes 0.55% due 11/30/2019*(4)	EUR	2,972,887	3,540,256

			20,180,713

SupraNational — 0.4%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	481,842
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	441,616
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,167,636

			2,091,094

United Kingdom — 5.7%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	3,170,000	4,705,286
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	1,620,000	2,449,301
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	4,560,000	6,968,740
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	5,346,454
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	1,730,000	3,097,555
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	250,000	506,926
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	3,780,000	7,252,482
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	610,000	1,197,279

			31,524,023

Venezuela — 0.1%
Republic of Venezuela Senior Bonds 6.00% due 12/09/2020		210,000	76,650
Republic of Venezuela Senior Bonds 7.00% due 12/01/2018		100,000	45,000
Republic of Venezuela Senior Bonds 7.65% due 04/21/2025		70,000	25,463
Republic of Venezuela Senior Bonds 7.75% due 10/13/2019		230,000	92,287
Republic of Venezuela Senior Bonds 8.25% due 10/13/2024		472,000	176,410
Republic of Venezuela Senior Bonds 9.00% due 05/07/2023		29,000	11,056
Republic of Venezuela Senior Bonds 9.25% due 09/15/2027		10,000	4,263

Republic of Venezuela Senior Bonds 9.25% due 05/07/2028		383,000	147,455
Republic of Venezuela Senior Bonds 9.38% due 01/13/2034		70,000	26,950
Republic of Venezuela Senior Bonds 11.75% due 10/21/2026		40,000	16,950
Republic of Venezuela Senior Bonds 11.95% due 08/05/2031		110,000	46,750

			669,234

Total Foreign Government Obligations (cost $286,539,018)			304,600,739

U.S. GOVERNMENT AGENCIES — 2.8%
United States — 2.8%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,287,560
Federal Home Loan Mtg. Corp.
5.00% due 07/01/2035		960,392	1,066,702
5.00% due 11/01/2038		197,253	216,957
5.00% due 01/01/2039		62,760	68,959
5.00% due 09/01/2039		144,399	158,737
5.00% due 05/01/2041		569,201	630,076
7.00% due 02/01/2039		758,231	893,976
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs.
Series K030, Class A1
2.78% due 09/25/2022(5)		932,521	964,265
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2015-DNA1, Class M3
3.74% due 10/25/2027(2)		280,000	278,182
Series 2015-HQ1, Class M3
4.24% due 03/25/2025(2)		300,000	303,826
Federal National Mtg. Assoc.
3.42% due 10/01/2020		324,657	348,843
3.62% due 12/01/2020		253,749	273,319
4.38% due 06/01/2021		908,923	1,005,803
4.50% due 02/01/2040		13,018	14,160
4.50% due 08/01/2041		235,875	257,283
6.00% due 01/01/2023		50,108	57,054
6.00% due 12/01/2023		50,650	57,671
6.00% due 05/01/2025		81,163	92,414
6.00% due 02/01/2026		745,380	848,702
6.00% due 10/01/2034		510,801	581,607
6.00% due 11/01/2034		64,948	73,951
6.00% due 02/01/2037		895,551	1,022,793
6.00% due 03/01/2037		66,315	76,000
6.00% due 10/01/2037		228,645	261,131
6.00% due 08/01/2038		149,270	170,917
6.00% due 06/01/2039		2,622	2,990
6.00% due 10/01/2040		255,640	291,860
6.00% due 04/01/2041		32,716	37,368
6.00% due 05/01/2041		234,739	267,889
6.00% due 10/01/2041		159,442	183,213
7.00% due 03/01/2039		443,763	525,303
Federal National Mtg. Assoc.
Series 2012-M8, Class ASQ2
1.52% due 12/25/2019(5)		434,130	436,136
Series 2012-M8, Class ASQ3
1.80% due 12/25/2019(5)		800,000	808,726
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2015-C01, Class 2M1 1.94% due 02/25/2025(2)		4,331	4,332
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B
7.00% due 07/25/2042(2)		779,664	918,025
Series 2012-111, Class B
7.00% due 10/25/2042(2)		217,802	248,212

Total U.S. Government Agencies (cost $15,315,016)			15,734,942

U.S. GOVERNMENT TREASURIES — 17.1%
United States — 17.1%
United States Treasury Bonds
1.38% due 02/15/2044 TIPS(4)		1,210,658	1,359,910
2.13% due 02/15/2040 TIPS(4)		603,350	773,207
2.50% due 02/15/2046		3,300,000	3,188,754
2.88% due 08/15/2045		7,200,000	7,512,466
3.00% due 11/15/2045		4,000,000	4,280,312
United States Treasury Notes
0.13% due 01/15/2023 TIPS(4)		2,465,328	2,491,522
0.13% due 07/15/2024 TIPS(4)		1,587,711	1,600,384
0.38% due 07/15/2023 TIPS(4)		4,355,584	4,497,084
0.63% due 01/15/2024 TIPS(4)		2,946,893	3,080,540
0.75% due 12/31/2017		4,260,000	4,260,498
1.00% due 12/15/2017		7,790,000	7,823,777
1.50% due 05/31/2020		13,600,000	13,776,909
1.63% due 06/30/2020		4,600,000	4,681,038
1.75% due 10/31/2020		7,500,000	7,664,647
1.75% due 12/31/2020		8,700,000	8,892,348
1.88% due 10/31/2022		6,700,000	6,833,477
2.00% due 09/30/2020		5,500,000	5,683,909
2.13% due 08/31/2020(6)		5,700,000	5,917,535

Total U.S. Government Treasuries (cost $91,938,065)			94,318,317

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
France — 0.1%
Electricite de France SA VRS 4.13% due 01/22/2022(7)	EUR	100,000	111,986
Electricite de France SA VRS 5.00% due 01/22/2026(7)	EUR	300,000	331,870

			443,856

Japan — 0.1%
Meiji Yasuda Life Insurance Co. VRS 5.20% due 10/20/2045*		350,000	384,163

United States — 0.0%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045	150,000	152,475

Total Preferred Securities/Capital Securities (cost $998,396)		980,494

Total Long-Term Investment Securities (cost $506,345,528)		526,082,619

SHORT-TERM INVESTMENT SECURITIES — 3.0%
Registered Investment Companies — 3.0%
SSgA U.S. Government Money Market Fund Class N 0.00%(8) (cost $16,562,305)	16,562,305	16,562,305

TOTAL INVESTMENTS (cost $522,907,833)(9)	98.3%	542,644,924
Other assets less liabilities	1.7	9,455,716

NET ASSETS	100.0%	$552,100,640

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2016, the aggregate value of these securities was $88,124,891 representing 16.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

(1)	Collateralized Loan Obligation

(2)	Collateralized Mortgage Obligation

(3)	Illiquid security. At April 30, 2016, the aggregate value of these securities was $10,726,858 representing 1.9% of net assets.

(4)	Principal amount of security is adjusted for inflation.

(5)	Commercial Mortgage Backed Security

(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(7)	Perpetual maturity — maturity date reflects the next call date.

(8)	The rate shown is the 7-day yield as of April 30, 2016.

(9)	See Note 4 for cost of investments on a tax basis.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Dollar

GBP — Pound Sterling

JPY — Japanese Yen

MXN — Mexican Peso

SEK — Swedish Krona

REMIC — Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2016	Unrealized Appreciation (Depreciation)
56	Long	Australian 10 Year Bonds	June 2016	$5,538,661	$5,562,764	$24,103
25	Long	Canadian 10 Year Bonds	June 2016	2,773,013	2,772,774	(239)
49	Long	Euro-BOBL	June 2016	7,370,277	7,341,662	(28,615)
26	Long	Euro-BTP	June 2016	4,123,326	4,106,952	(16,374)
7	Long	Japanese 10 Year Bonds	June 2016	9,946,710	9,966,447	19,737
54	Long	Life Long Gilt	June 2016	9,525,477	9,436,697	(88,780)
178	Short	U.S. Treasury 10 Year Notes	June 2016	23,171,207	23,151,125	20,082
76	Short	U.S. Treasury Long Bonds	June 2016	12,526,861	12,411,750	115,111
161	Long	U.S. Treasury Ultra Long Bonds	June 2016	27,996,876	27,586,344	(410,532)

						$(365,507)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	CAD	235,208	USD	187,789	06/15/2016	$326	$—
	CNH	2,998,434	USD	453,000	06/15/2016	—	(8,464)
	EUR	9,202,846	USD	10,442,442	05/19/2016	—	(100,123)
	USD	468,331	BRL	1,659,443	05/03/2016	14,170	—
	USD	6,489,836	JPY	703,064,001	05/06/2016	117,908	—
	USD	6,571,459	EUR	5,754,322	05/19/2016	20,557	—
	USD	1,329,702	CAD	1,664,852	05/24/2016	—	(2,807)
	USD	1,731,493	GBP	1,227,351	05/27/2016	61,949	—
	USD	335,206	AUD	439,367	06/15/2016	—	(1,725)
	USD	2,106,935	EUR	1,856,241	06/15/2016	21,290	—
	USD	468,000	JPY	51,719,148	06/15/2016	18,583	—
	USD	4,717,877	JPY	511,826,000	06/23/2016	98,895	—

						353,678	(113,119)

Barclays Bank PLC	AUD	4,473,883	USD	3,485,475	06/15/2016	89,778	—
	CNH	793,379	USD	120,118	05/19/2016	—	(2,129)
	CNH	3,026,761	USD	447,283	08/05/2016	—	(17,386)
	CNH	3,760,683	USD	558,960	08/16/2016	—	(17,987)
	CNH	15,697,374	USD	2,339,410	09/01/2016	—	(66,420)
	EUR	408,000	GBP	319,264	06/15/2016	—	(1,237)
	EUR	2,257,191	SEK	20,712,887	06/15/2016	—	(4,692)
	HKD	7,180,316	USD	925,943	06/15/2016	—	(85)
	USD	120,118	CNY	793,379	05/19/2016	2,307	—
	USD	467,000	KRW	533,732,899	06/03/2016	—	(1,630)
	USD	185,788	GBP	128,746	06/15/2016	2,351	—
	USD	880,758	ZAR	12,753,224	06/15/2016	7,599	—
	USD	447,283	CNY	3,028,550	08/05/2016	17,002	—
	USD	558,960	CNY	3,762,919	08/16/2016	17,419	—
	USD	435,172	CNH	2,984,264	09/01/2016	22,206	—

						158,662	(111,566)

BNP Paribas SA	BRL	8,276,981	USD	2,349,079	05/03/2016	—	(57,545)
	CAD	351,043	USD	279,001	06/15/2016	—	(784)
	COP	226,200,000	USD	75,000	05/18/2016	—	(4,228)
	EUR	411,000	GBP	320,794	06/15/2016	—	(2,441)
	EUR	293,481	HUF	90,980,656	06/15/2016	—	(2,712)
	EUR	413,000	USD	466,112	06/15/2016	—	(7,403)
	GBP	317,838	EUR	406,658	06/15/2016	1,782	—
	IDR	1,693,370,469	USD	128,150	06/07/2016	550	—
	KRW	2,090,898,860	USD	1,827,405	06/10/2016	4,561	—
	MXN	16,300,307	USD	932,000	06/15/2016	—	(11,456)
	TWD	37,843,843	USD	1,169,102	06/03/2016	—	(2,352)
	USD	8,332,159	GBP	5,778,701	05/27/2016	111,852	—
	USD	2,327,839	BRL	8,276,981	06/02/2016	55,199	—
	USD	187,709	AUD	246,420	06/15/2016	—	(675)
	USD	1,140,341	CNH	7,768,000	09/01/2016	50,208	—

						224,152	(89,596)

Citibank N.A.	CAD	10,814,726	USD	8,536,786	06/15/2016	—	(82,655)
	CNH	2,889,987	USD	441,941	09/01/2016	—	(987)
	COP	577,009,600	USD	188,000	05/13/2016	—	(14,257)
	COP	591,378,681	USD	198,826	05/18/2016	—	(8,307)
	EUR	1,001,600	NOK	9,208,211	06/15/2016	—	(4,965)
	EUR	4,757,985	SEK	43,562,539	06/15/2016	—	(22,191)
	KRW	550,338,425	USD	478,023	05/20/2016	—	(1,923)
	KRW	755,878,662	USD	666,707	06/10/2016	7,732	—
	MYR	1,867,904	USD	478,214	06/21/2016	1,899	—
	NOK	2,119,335	USD	260,492	06/15/2016	—	(2,668)
	RUB	31,611,165	USD	471,000	05/16/2016	—	(15,536)
	SEK	1,751,447	USD	217,544	06/15/2016	—	(890)
	TWD	48,781,699	USD	1,506,073	05/27/2016	—	(3,963)
	USD	464,000	IDR	6,174,873,488	05/02/2016	4,219	—
	USD	1,474,919	RUB	101,257,600	05/11/2016	85,559	—
	USD	1,196,659	RUB	81,353,692	05/12/2016	56,759	—
	USD	3,086,680	EUR	2,739,702	05/19/2016	51,859	—
	USD	1,274,497	RUB	84,906,801	05/19/2016	31,323	—
	USD	938,000	TWD	30,160,405	05/23/2016	—	(4,386)
	USD	86,430	INR	5,779,570	05/27/2016	161	—
	USD	470,662	EUR	416,000	06/15/2016	6,292	—
	USD	467,000	JPY	49,988,614	06/15/2016	3,302	—
	USD	1,605,723	NZD	2,310,928	06/15/2016	4,207	—
	USD	2,018,363	CNH	13,754,236	09/01/2016	89,656	—

						342,968	(162,728)

Credit Suisse International	CHF	450,552	EUR	417,000	06/15/2016	7,571	—
	COP	2,082,929,289	USD	691,584	05/16/2016	—	(38,198)
	EUR	816,000	USD	935,136	06/15/2016	—	(427)
	JPY	36,291,036	USD	336,449	06/15/2016	—	(4,984)
	RUB	31,599,181	USD	470,000	05/12/2016	—	(16,849)
	RUB	56,504,106	USD	848,000	05/13/2016	—	(22,337)
	RUB	12,263,497	USD	187,000	05/31/2016	—	(1,029)
	USD	464,000	COP	1,405,395,680	05/02/2016	29,348	—

	USD	604,510	COP	1,841,941,522	05/13/2016	41,138	—
	USD	323,987	RUB	21,673,444	05/13/2016	9,851	—
	USD	196,984	RUB	12,945,375	05/19/2016	2,109	—
	USD	243,721	EUR	215,452	06/15/2016	3,299	—

						93,316	(83,824)

Deutsche Bank AG	CNH	3,655,269	USD	541,361	07/26/2016	—	(20,076)
	CNH	3,139,338	USD	464,881	08/02/2016	—	(17,148)
	CNH	1,537,809	USD	227,386	08/03/2016	—	(8,725)
	CNH	14,974,763	USD	2,241,945	09/01/2016	—	(53,136)
	COP	1,666,862,730	USD	552,767	05/16/2016	—	(31,241)
	COP	556,996,756	USD	184,823	05/18/2016	—	(10,268)
	GBP	1,514,020	USD	2,158,186	05/27/2016	—	(54,146)
	SGD	3,397,601	USD	2,524,315	06/15/2016	473	—
	THB	38,515,483	USD	1,097,151	06/21/2016	—	(4,278)
	USD	97,650	BRL	346,764	06/02/2016	2,188	—
	USD	465,573	AUD	611,000	06/15/2016	—	(1,821)
	USD	468,000	JPY	51,853,932	06/15/2016	19,851	—
	USD	541,361	CNY	3,657,304	07/26/2016	19,766	—
	USD	464,881	CNY	3,141,430	08/02/2016	16,822	—
	USD	227,386	CNY	1,538,718	08/03/2016	8,540	—
	USD	436,000	CNH	2,967,583	09/01/2016	18,821	—

						86,461	(200,839)

HSBC Bank PLC	CNH	5,650,569	USD	830,478	07/14/2016	—	(37,939)
	CNH	4,782,933	USD	708,090	07/15/2016	—	(26,947)
	CNH	2,855,004	USD	420,968	07/21/2016	—	(17,658)
	CNH	4,374,766	USD	647,618	08/02/2016	—	(24,103)
	CNH	3,069,028	USD	461,647	08/18/2016	—	(9,131)
	CNH	17,674,791	USD	2,627,985	09/01/2016	—	(80,911)
	EUR	410,000	GBP	319,775	06/15/2016	—	(2,784)
	EUR	416,000	SEK	3,805,805	06/15/2016	—	(2,309)
	EUR	412,000	USD	469,843	06/15/2016	—	(2,525)
	TWD	28,276,410	USD	876,448	06/03/2016	1,153	—
	USD	469,000	BRL	1,692,715	05/03/2016	23,176	—
	USD	467,000	MYR	1,814,715	05/04/2016	—	(2,463)
	USD	449,273	IDR	5,981,174,870	06/07/2016	1,422	—
	USD	936,832	EUR	828,000	06/15/2016	12,490	—
	USD	468,000	JPY	51,964,801	06/15/2016	20,895	—
	USD	467,000	TRY	1,330,917	06/15/2016	3,063	—
	USD	830,478	CNY	5,651,296	07/14/2016	37,436	—
	USD	708,090	CNY	4,784,384	07/15/2016	26,625	—
	USD	420,968	CNY	2,855,635	07/21/2016	17,342	—
	USD	647,618	CNY	4,376,929	08/02/2016	23,534	—
	USD	461,647	CNY	3,071,336	08/18/2016	8,728	—
	USD	862,000	CNH	5,818,262	09/01/2016	29,726	—

						205,590	(206,770)

JPMorgan Chase Bank N.A. London	BRL	8,135,000	USD	2,191,954	06/02/2016	—	(150,206)
	CNH	8,680,853	USD	1,269,688	07/11/2016	—	(64,638)
	CNH	5,855,256	USD	857,599	07/12/2016	—	(42,363)
	CNH	8,796,950	USD	1,329,000	09/01/2016	—	(19,249)
	EUR	2,632,506	USD	2,954,067	05/19/2016	—	(61,670)
	EUR	4,735,791	PLN	20,446,231	06/15/2016	—	(77,516)
	EUR	2,253,720	SEK	20,672,270	06/15/2016	—	(5,778)
	HUF	129,400,877	EUR	416,000	06/15/2016	2,235	—
	IDR	4,935,576,239	USD	370,539	05/02/2016	—	(3,709)
	KRW	545,036,490	USD	471,000	05/20/2016	—	(4,323)
	MXN	16,077,596	USD	934,000	06/15/2016	3,434	—
	MYR	2,884,494	USD	740,696	06/14/2016	5,018	—
	TWD	17,497,875	USD	539,226	05/13/2016	—	(2,420)
	USD	741,325	MYR	2,884,494	05/04/2016	—	(2,941)
	USD	384,121	RUB	25,664,245	05/12/2016	11,289	—
	USD	10,877,652	EUR	9,585,000	05/19/2016	102,699	—
	USD	469,000	IDR	6,170,511,998	05/23/2016	—	(2,483)
	USD	476,567	COP	1,405,395,680	06/02/2016	14,546	—
	USD	452,101	IDR	5,992,599,870	06/03/2016	—	(170)
	USD	467,000	KRW	533,082,368	06/03/2016	—	(2,197)
	USD	473,797	MYR	1,870,646	06/03/2016	3,424	—
	USD	888,879	SEK	7,233,289	06/09/2016	13,027	—
	USD	937,000	JPY	104,269,256	06/15/2016	43,985	—
	USD	483,426	TRY	1,384,289	06/15/2016	5,487	—
	USD	1,269,688	CNY	8,677,463	07/11/2016	63,306	—
	USD	857,599	CNY	5,852,890	07/12/2016	41,422	—
	USD	430,000	CNH	2,923,179	09/01/2016	18,016	—

						327,888	(439,663)

Morgan Stanley & Co. International PLC	AED	22,393,397	USD	6,058,000	12/07/2016	—	(33,661)
	IDR	70,076,250	USD	5,299	06/03/2016	14	—
	JPY	613,121,918	USD	5,672,942	05/06/2016	—	(89,482)
	KRW	544,287,000	USD	473,664	05/27/2016	—	(957)
	MXN	8,088,393	USD	467,000	06/15/2016	—	(1,153)
	MYR	3,960,683	USD	1,017,961	05/04/2016	4,091	—
	NZD	678,000	USD	464,656	06/15/2016	—	(7,679)
	RUB	19,397,728	USD	301,582	05/06/2016	2,260	—
	RUB	31,322,536	USD	471,000	05/13/2016	—	(11,463)

	RUB	26,015,248	USD	376,000	05/19/2016	—	(24,100)
	RUB	12,228,776	USD	186,000	05/31/2016	—	(1,497)
	TWD	14,903,889	USD	462,495	05/24/2016	1,145	—
	USD	937,000	BRL	3,332,294	05/03/2016	31,901	—
	USD	278,000	RUB	19,397,728	05/06/2016	21,321	—
	USD	473,703	RUB	31,280,279	05/16/2016	7,740	—
	USD	299,597	RUB	19,397,728	05/31/2016	—	(2,183)
	USD	1,745,680	AUD	2,262,175	06/17/2016	—	(28,820)
	USD	245,032	CNH	1,670,947	09/01/2016	11,063	—
	ZAR	2,669,391	USD	187,000	06/15/2016	1,057	—

						80,592	(200,995)

Royal Bank of Canada	MXN	18,828,763	USD	1,044,563	05/10/2016	—	(49,112)
	USD	446,124	BRL	1,592,529	05/03/2016	16,921	—
	USD	1,055,000	CAD	1,332,405	06/15/2016	6,940	—
	USD	10,778,194	MXN	187,830,502	06/15/2016	93,369	—

						117,230	(49,112)

Royal Bank of Scotland PLC	CNH	3,193,000	USD	491,238	06/15/2016	—	(169)
	COP	1,992,566,830	USD	700,498	05/04/2016	1,130	—
	TRY	1,335,971	USD	466,000	06/15/2016	—	(5,848)
	USD	648,737	COP	1,992,566,830	05/04/2016	50,631	—
	USD	190,834	COP	584,773,206	05/27/2016	13,702	—
	USD	695,789	COP	1,992,566,830	06/15/2016	—	(808)

						65,463	(6,825)

Standard Chartered Bank	CNH	5,833,992	USD	856,303	07/21/2016	—	(39,998)
	CNH	5,783,241	USD	855,288	07/22/2016	—	(33,173)
	CNH	14,114,330	USD	2,169,000	09/01/2016	5,792	—
	EUR	2,949,000	USD	3,364,417	05/19/2016	—	(13,888)
	JPY	181,957,000	USD	1,629,783	05/06/2016	—	(80,339)
	USD	501,698	MYR	1,944,080	05/04/2016	—	(4,045)
	USD	462,094	JPY	51,388,000	05/06/2016	20,876	—
	USD	470,000	KRW	534,728,870	05/25/2016	—	(3,701)
	USD	539,173	AUD	711,169	06/15/2016	608	—
	USD	467,000	CAD	585,941	06/15/2016	—	—
	USD	934,000	CNY	6,064,098	06/15/2016	—	(566)
	USD	856,303	CNY	5,833,992	07/21/2016	39,154	—
	USD	855,288	CNY	5,786,663	07/22/2016	32,832	—
	USD	865,000	CNH	5,904,157	09/01/2016	39,890	—

						139,152	(175,710)

State Street Bank London	AUD	312,645	USD	243,721	06/15/2016	6,422	—
	JPY	513,864,572	USD	4,686,792	06/15/2016	—	(147,742)
	USD	983,540	EUR	868,000	05/19/2016	10,820	—
	USD	952,163	AUD	1,250,128	06/15/2016	—	(3,310)

						17,242	(151,052)

UBS AG London	EUR	9,876,722	USD	11,271,779	05/19/2016	—	(42,762)
	EUR	414,762	CHF	452,150	06/15/2016	—	(3,335)
	EUR	411,000	GBP	318,728	06/15/2016	—	(5,459)
	EUR	834,000	NOK	7,896,279	06/15/2016	24,288	—
	EUR	416,000	PLN	1,814,180	06/15/2016	—	(2,058)
	NOK	3,797,404	EUR	412,000	06/15/2016	840	—
	NZD	671,000	USD	465,578	06/15/2016	—	(1,880)
	USD	1,031,469	EUR	916,000	05/19/2016	17,879	—
	USD	467,000	INR	31,172,876	06/03/2016	—	(480)
	USD	1,834,682	TWD	59,296,935	06/03/2016	852	—
	USD	937,000	JPY	101,392,060	06/15/2016	16,915	—
	USD	467,296	NZD	684,000	06/15/2016	9,219	—

						69,993	(55,974)

Westpac Banking Corp.	CNH	8,777,570	USD	1,318,000	09/01/2016	—	(27,279)
	EUR	765,775	USD	867,181	05/19/2016	—	(10,073)
	GBP	1,542,034	USD	2,210,390	06/15/2016	—	(43,005)
	JPY	186,048,124	EUR	1,497,843	06/15/2016	—	(33,063)
	MYR	2,682,606	USD	685,808	05/04/2016	—	(895)
	NZD	1,358,000	USD	929,341	06/15/2016	—	(16,723)
	USD	4,263,469	JPY	483,989,000	05/06/2016	285,299	—
	USD	702,182	MYR	2,731,137	05/13/2016	—	(5,218)
	USD	157,556	IDR	2,089,658,954	06/07/2016	—	(95)
	USD	2,851,541	EUR	2,520,711	06/15/2016	38,514	—
	USD	435,000	CNH	2,989,377	09/01/2016	23,162	—

						346,975	(136,351)

Net Unrealized Appreciation/(Depreciation)						$2,629,362	$(2,184,124)

AED — United Arab Emirates Dirham

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CNH — Yuan Renminbi Offshore

CNY — Yuan Renminbi

COP — Colombian Peso

EUR — Euro Dollar

GBP — Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thailand Baht

TRY — Turkish Lira

TWD — New Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

Over the Counter Interest Rate Swap Contracts@

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
BNP Paribas SA	BRL	27,060	1/2/2017	1 month BRAZIBOR	12.110%	$—	$176,718
Citibank, N.A.	KRW	1,795,920	10/14/2017	2.240%	3 month KWCDC	—	18,526
Morgan Stanley & Co. International PLC	KRW	1,647,210	10/14/2017	2.245%	3 month KWCDC	—	17,097
	KRW	1,647,210	10/14/2017	2.250%	3 month KWCDC	—	17,202

							$229,543

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Citibank, N.A.	MYR	4,810	11/21/2018	3 month KLIBOR	3.960%	$—	$(11,108)
	KRW	360,320	1/7/2024	3 month KSDA	3.472%	—	(45,295)
Deutsche Bank AG	MYR	2,320	3/12/2019	3 month KLIBOR	4.027%	—	(7,007)
JP Morgan Chase Bank N.A.	MYR	3,160	12/11/2018	3 month KLIBOR	3.972%	—	(7,701)

							$(71,111)

Total						$—	$158,432

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
AUD	10,270	6/15/2021	2.500%	6 month BBSW	$24,242	$33,648
SEK	179,020	6/15/2021	3 month STIBOR	0.500%	(158,937)	75,977
EUR	6,970	6/15/2023	0.750%	6 month EURIBOR	227,915	5,298
JPY	2,391,650	6/15/2023	6 month JYOR	0.100%	(107,640)	392
EUR	21,410	5/11/2025	1.568%	6 month EURIBOR	17,536	631,471
EUR	6,440	1/6/2026	1.550%	6 month EURIBOR	84,276	46,252
AUD	8,010	3/24/2026	3.100%	6 month BBSW	32,862	2,863
JPY	599,580	6/15/2026	6 month JYOR	0.250%	(61,856)	1,950
SEK	37,190	6/15/2026	3 month STIBOR	1.250%	(16,354)	29,595
AUD	20,090	6/16/2026	3.000%	6 month BBSW	468,352	14,618
EUR	3,610	12/15/2026	1.500%	6 month EURIBOR	18,112	2,934
SEK	17,610	12/15/2026	2.750%	3 month STIBOR	(1,166)	46,387
GBP	5,500	12/11/2027	2.190%	6 month GBP-LIBOR	35,235	265,288
GBP	900	12/17/2035	2.500%	6 month GBP-LIBOR	32,627	7,137
JPY	1,221,420	6/15/2036	6 month JYOR	0.500%	(60,933)	26,203
GBP	1,580	12/19/2045	1.750%	6 month GBP-LIBOR	7,957	553
GBP	1,930	1/5/2046	6 month GBP-LIBOR	2.250%	(159,862)	25,466
GBP	6,160	6/15/2046	6 month GBP-LIBOR	2.000%	(789,812)	309,778

						$1,525,810

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
MXN	35,180	11/7/2016	3.911%	1 month TIIE	$5	$(3,514)
MXN	14,950	11/8/2016	3.920%	1 month TIIE	2	(1,465)
MXN	30,250	11/9/2016	3.900%	1 month TIIE	4	(3,178)
SEK	95,010	6/15/2018	0.050%	3 month STIBOR	85,095	(10,823)
EUR	11,140	2/17/2019	6 month EURIBOR	0.086%	956	(2,264)
EUR	11,040	2/26/2020	0.050%	6 month EURIBOR	7,499	(7,273)
EUR	15,650	4/12/2020	0.005%	6 month EURIBOR	3,851	(28,925)
CAD	72,060	6/15/2021	1.000%	3 month CDOR	(16,468)	(539,943)
USD	51,100	6/15/2021	3 month USD-LIBOR	2.000%	(1,794,545)	(4,345)
GBP	3,130	12/11/2022	6 month GBP-LIBOR	1.940%	(11,386)	(99,311)
JPY	1,989,550	12/16/2025	6 month JYOR	1.000%	(627,562)	(23,936)
EUR	29,530	6/15/2026	1.000%	6 month EURIBOR	1,466,089	(402,384)
NZD	9,990	6/15/2026	3 month NDBB	3.000%	75,907	(70,183)
USD	7,770	6/15/2026	3 month USD-LIBOR	2.250%	(280,589)	(105,923)
USD	4,990	12/15/2026	2.500%	3 month USD-LIBOR	67,294	(13,241)

GBP	2,810	12/11/2032	6 month GBP-LIBOR	2.250%	(19,192)	(170,736)
EUR	6,180	5/11/2035	6 month EURIBOR	1.695%	241,612	(407,321)
EUR	1,640	12/17/2035	2.250%	6 month EURIBOR	76,359	(2,386)
JPY	1,107,830	12/17/2035	6 month JYOR	2.000%	(970,028)	(225,601)
USD	2,920	12/17/2035	3.000%	3 month USD-LIBOR	120,790	(25,311)
JPY	511,550	3/30/2036	6 month JYOR	0.900%	(30,987)	(1,885)
EUR	2,140	12/19/2045	1.250%	6 month EURIBOR	(2,335)	(19,933)
JPY	1,162,230	12/19/2045	6 month JYOR	2.000%	(757,746)	(345,628)
USD	5,760	12/19/2045	2.750%	3 month USD-LIBOR	132,389	(31,565)
EUR	690	6/15/2046	1.500%	6 month EURIBOR	78,546	(26,033)
USD	4,080	6/15/2046	2.500%	3 month USD-LIBOR	348,510	(75,015)

						$(2,648,122)

Net Unrealized Appreciation (Depreciation)					$(2,213,376)	$(1,122,312)

@	Illiquid security. At April 30, 2016, the aggregate value of these securities was ($3,177,256) representing 0.6% of net assets.

BBSW — Bank Bill Swap Reference Rate

BRAZIBOR — Brazil Interbank Offered Rate

CDOR — Canadian Dollar Offered Rate

EURIBOR — Euro Interbank Offered Rate

JYOR — Japanese Yen Offered Rate

KLIBOR — Kuala Lumpur Interbank Offered Rate

KSDA — Korea Securities Dealers Association Benchmark Yields

KWCDC — South Korean Won 3 Month Certificate of Deposit Rates

LIBOR — London Interbank Offered Rate

NDBB — New Zealand Dollar Bank Bill

STIBOR — Stockholm Interbank Offered Rate

TIIE — Interbank Equilibrium Interest Rate

Over the Counter Credit Default Swaps on Credit Indicies — Sell Protection@ (1)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at April 30, 2016 (2)	Notional Amount (3) (000’s)	Value at April 30, 2016 (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	1.000%	6/20/2016	Bank of America, N.A.	0.1390%	$2,100	$2,607	$82	$2,525
CDX North American Investment Grade Index	1.000%	6/20/2016	Morgan Stanley & Co. International PLC	0.1390%	1,100	1,366	41	1,325

Total						$3,973	$123	$3,850

Centrally Cleared Credit Default Swaps on Credit Indicies —Buy Protection@ (5)
Reference Obligation	Fixed Deal Pay Rate	Termination Date	Implied Credit Spread at April 30, 2016 (2)	Notional Amount (3) (000’s)	Value at April 30, 2016 (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	1.000%	12/20/2020	0.8227%	12,450	$(98,170)	$(8,203)	$(89,967)

@	Illiquid security. At April 30, 2016, the aggregate value of these securities was ($94,197) representing 0.0% of net assets.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Industry Allocation*
Sovereign	54.3%
United States Treasury Notes	14.0
Diversified Financial Services	7.7
United States Treasury Bonds	3.1
Registered Investment Companies	3.0
Banks-Special Purpose	2.2
Sovereign Agency	2.0
Banks-Commercial	1.9
Federal National Mtg. Assoc.	1.5
Tobacco	1.0
Winding-Up Agency	1.0
Federal Home Loan Mtg. Corp.	0.8
Telephone-Integrated	0.8
Brewery	0.6
Multimedia	0.5
Electric-Integrated	0.4
Federal Home Loan Bank	0.4
Finance-Consumer Loans	0.4
SupraNational Banks	0.4
Real Estate Investment Trusts	0.4
Medical-Drugs	0.3
Food-Misc./Diversified	0.2
Diversified Banking Institutions	0.2
Machinery-Farming	0.1
Machinery-Construction & Mining	0.1
Finance-Credit Card	0.1
Medical-Generic Drugs	0.1
Medical-Hospitals	0.1
Insurance-Life/Health	0.1
Engineering/R&D Services	0.1
Satellite Telecom	0.1
Electric-Generation	0.1
Banks-Money Center	0.1
Oil Companies-Integrated	0.1
Collateralized Mortgage Obligation - Mezzanine	0.1

98.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$42,648,979	$—	$42,648,979
Corporate Bonds & Notes	—	67,799,148	—	67,799,148
Foreign Government Obligations	—	304,600,739	—	304,600,739
U.S. Government Agencies	—	15,734,942	—	15,734,942
U.S. Government Treasuries	—	94,318,317	—	94,318,317
Preferred Securities/Capital Securities	—	980,494	—	980,494
Short-Term Investment Securities	16,562,305	—	—	16,562,305

Total Investments at Value	$16,562,305	$526,082,619	$—	$542,644,924

Other Financial Instruments:+
Futures Contracts	179,033	—	—	179,033
Forward Foreign Currency Contracts	—	2,629,362	—	2,629,362
Over the Counter Interest Rate Swap Contracts	—	229,543	—	229,543
Centrally Cleared Interest Rate Swap Contracts	—	1,525,810	—	1,525,810
Over the Counter Credit Default Swaps on Credit Indices - Sell Protection	—	3,850	—	3,850

Total Other Financial Instruments	$179,033	$4,388,565	$—	$4,567,598

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	544,540	—	—	544,540
Forward Foreign Currency Contracts	—	2,184,124	—	2,184,124
Over the Counter Interest Rate Swap Contracts	—	71,111	—	71,111
Centrally Cleared Interest Rate Swap Contracts	—	2,648,122	—	2,648,122
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	89,967	—	89,967

Total Other Financial Instruments	$544,540	$4,993,324	$—	$5,537,864

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 76.0%
Aerospace/Defense-Equipment — 1.3%
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	$2,884,000	$2,912,840
Orbital ATK, Inc. Company Guar. Notes 5.25% due 10/01/2021	2,058,000	2,155,755
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	1,954,000	1,817,220

		6,885,815

Airlines — 1.1%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	2,600,000	2,676,375
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(1)	80,977	81,269
Atlas Air, Inc. Pass-Through Certs. Series 2000-1, Class B 9.06% due 01/02/2018(1)	158,540	162,028
United Airlines Pass-Through Trust Pass-Through Certs Series 2014-2, Class B 4.63% due 03/03/2024	1,806,798	1,793,247
United Airlines Pass-Through Trust Pass-Through Certs Series 2013-1, Class B 5.38% due 02/15/2023	1,175,291	1,225,241

		5,938,160

Auto-Heavy Duty Trucks — 0.4%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,170,000	2,283,925

Auto/Truck Parts & Equipment-Original — 0.7%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	1,440,000	1,486,800
TI Group Automotive Systems, LLC Senior Notes 8.75% due 07/15/2023*	2,398,000	2,350,040

		3,836,840

Batteries/Battery Systems — 0.6%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	3,037,000	3,021,815

Broadcast Services/Program — 0.9%
Clear Channel Worldwide Holdings, Inc. Series A Company Guar. Notes 6.50% due 11/15/2022	3,474,000	3,369,780
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/2021*	1,491,000	1,556,231

		4,926,011

Building & Construction-Misc. — 0.7%
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	1,306,000	1,035,005
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	3,117,000	2,898,810

		3,933,815

Building Products-Doors & Windows — 0.4%
Griffon Corp. Company Guar. Notes 5.25% due 03/01/2022	2,189,000	2,199,945

Building-Residential/Commercial — 0.4%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	1,975,000	2,118,188

Cable/Satellite TV — 2.7%
Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*	1,524,000	1,556,080
Block Communications, Inc. Senior Notes 7.25% due 02/01/2020*	510,000	512,550
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	3,526,000	3,622,965
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.88% due 04/01/2024*	2,020,000	2,115,950
CCOH Safari LLC Senior Notes 5.75% due 02/15/2026*	2,065,000	2,132,112
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	2,910,000	2,742,675
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	1,014,000	927,810
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	1,071,000	1,005,134

		14,615,276

Casino Hotels — 2.9%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	2,306,000	2,265,645
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021	3,582,000	3,367,080

Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	4,036,000	3,839,245
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	1,751,000	1,816,662
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc. Senior Notes 5.63% due 05/01/2024*	1,513,000	1,577,303
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,750,000	2,763,750

		15,629,685

Cellular Telecom — 2.8%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	16,102,000	13,002,365
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	1,543,000	1,643,295
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	835,000	885,100

		15,530,760

Chemicals-Diversified — 0.4%
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	2,203,000	2,125,895

Chemicals-Plastics — 0.5%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*	2,453,000	2,459,133

Chemicals-Specialty — 0.6%
PQ Corp. Senior Sec. Notes 6.75% due 11/15/2022*	703,000	724,969
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*	3,000,000	2,490,000

		3,214,969

Coal — 0.5%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	3,275,000	2,505,375

Commercial Services-Finance — 0.9%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	2,250,000	2,047,500
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	3,199,000	2,647,172

		4,694,672

Computer Services — 0.4%
Leidos Holdings, Inc. Company Guar. Notes 4.45% due 12/01/2020	2,344,000	2,308,840

Computer Software — 0.6%
Rackspace Hosting, Inc. Company Guar. Notes 6.50% due 01/15/2024*	3,412,000	3,373,615

Computers-Integrated Systems — 0.6%
Diebold, Inc. Company Guar. Notes 8.50% due 04/15/2024*	3,021,000	3,058,763

Containers-Metal/Glass — 1.1%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	2,311,000	2,542,100
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	3,480,000	3,562,650

		6,104,750

Containers-Paper/Plastic — 0.8%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	3,065,000	3,095,650
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,384,000	1,415,140

		4,510,790

Dialysis Centers — 0.5%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	2,450,000	2,493,414

Distribution/Wholesale — 0.8%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	2,667,000	2,693,670
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	1,636,000	1,644,180

		4,337,850

Educational Software — 0.3%
Blackboard, Inc. Senior Notes 7.75% due 11/15/2019*	1,847,000	1,477,600

Electric-Generation — 0.1%
NRG REMA LLC Sub. Notes 9.24% due 07/02/2017	318,949	312,570

Electric-Integrated — 2.5%
AES Corp. Senior Notes 4.88% due 05/15/2023	2,650,000	2,610,250
AES Corp. Senior Notes 5.50% due 03/15/2024	3,091,000	3,129,637
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. 9.13% due 06/30/2017	194,808	187,016
Mirant Mid Atlantic LLC Pass Through Trust 1st. Mtg. Bonds 10.06% due 12/30/2028	3,447,054	3,205,760
Talen Energy Supply LLC Senior Notes 6.50% due 06/01/2025	5,344,000	4,743,228

		13,875,891

Electronic Components-Semiconductors — 0.5%
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*	920,000	726,800
Micron Technology, Inc. Senior Sec. Notes 7.50% due 09/15/2023*	2,198,000	2,274,930

		3,001,730

Energy-Alternate Sources — 0.5%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	3,283,000	2,864,418

Finance-Auto Loans — 1.8%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	6,268,000	6,346,350
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	3,840,000	3,638,400

		9,984,750

Finance-Commercial — 0.6%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	1,980,000	1,732,500
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	1,677,000	1,547,032

		3,279,532

Finance-Consumer Loans — 2.0%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	5,079,000	3,809,250
Navient Corp. Senior Notes 5.63% due 08/01/2033	4,851,000	3,419,955
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	2,455,000	2,510,237
Springleaf Finance Corp. Company Guar. Notes 8.25% due 12/15/2020	1,027,000	1,059,094

		10,798,536

Finance-Mortgage Loan/Banker — 0.6%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	3,600,000	3,384,000

Firearms & Ammunition — 0.2%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,900,000	1,121,000

Food-Dairy Products — 0.4%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	2,201,000	2,311,050

Food-Meat Products — 0.9%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	5,258,000	4,889,940

Food-Retail — 0.6%
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022	3,583,000	3,153,040

Food-Wholesale/Distribution — 0.2%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	1,395,000	1,339,200

Gambling (Non-Hotel) — 0.7%
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	4,551,000	3,761,401
Waterford Gaming LLC/Waterford Gaming Financial Corp. Senior Notes 8.63% due 09/15/2014†*(1)(2)(3)	569,536	6,436

		3,767,837

Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021*	2,569,000	2,588,268

Hotels/Motels — 0.6%
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023*	3,090,000	3,151,800

Human Resources — 0.4%
Team Health, Inc. Company Guar. Notes 7.25% due 12/15/2023*	2,292,000	2,433,818

Independent Power Producers — 1.6%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	5,380,000	5,314,256
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	3,289,000	3,224,273

		8,538,529

Insurance-Life/Health — 0.4%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	2,093,000	2,154,492

Internet Connectivity Services — 0.5%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	2,950,000	2,935,250

Internet Content-Entertainment — 0.7%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	3,838,000	4,022,224

Investment Management/Advisor Services — 1.0%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	2,646,000	2,474,010
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	2,833,000	2,818,835

		5,292,845

Marine Services — 0.5%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	2,906,000	2,767,965

Medical Products — 0.3%
Greatbatch, Ltd. Company Guar. Notes 9.13% due 11/01/2023*	1,505,000	1,497,475

Medical-Drugs — 0.5%
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 7.75% due 01/15/2022*	2,485,000	2,571,975

Medical-HMO — 0.9%
Centene Escrow Corp. Senior Notes 6.13% due 02/15/2024*	2,007,000	2,117,385
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	3,150,000	2,571,187

		4,688,572

Medical-Hospitals — 4.0%
HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	1,370,000	1,404,250
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,705,000	1,771,069
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	572,000	584,870
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	4,643,000	4,503,710
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	5,110,000	4,880,050
RegionalCare Hospital Partners Holdings, Inc. Senior Sec. Notes 8.25% due 05/01/2023*	4,250,000	4,420,000
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	3,099,000	3,191,970
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	1,442,000	1,182,440

		21,938,359

Metal Processors & Fabrication — 0.5%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	2,900,000	2,784,000

Metal-Aluminum — 0.8%
Aleris International, Inc. Senior Sec. Notes 9.50% due 04/01/2021*	2,725,000	2,847,625
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024*	1,421,000	1,454,749

		4,302,374

Oil Companies-Exploration & Production — 5.0%
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	1,600,000	1,536,000
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	3,717,000	2,388,173

EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	1,789,000	840,830
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	3,208,000	2,983,440
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	3,304,000	3,237,920
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	1,807,000	589,534
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	2,567,000	2,541,330
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	1,824,000	1,477,440
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	4,165,000	3,717,262
Rex Energy Corp. Sec. Notes 1.00% due 10/01/2020*(7)	1,657,337	240,314
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	3,381,000	2,527,297
SM Energy Co. Senior Notes 5.63% due 06/01/2025	1,461,000	1,227,240
SM Energy Co. Senior Notes 6.50% due 01/01/2023	893,000	817,095
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	3,200,000	3,048,000

		27,171,875

Oil Refining & Marketing — 1.3%
Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	3,815,000	2,632,350
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	2,677,000	2,799,125
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	1,522,000	1,483,950

		6,915,425

Oil-Field Services — 0.5%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	3,502,000	2,871,640

Paper & Related Products — 0.8%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	2,225,000	2,202,750
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	2,226,000	2,248,260

		4,451,010

Pipelines — 3.3%
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	2,290,000	2,307,175
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,674,000	1,514,970
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.75% due 02/15/2021	1,300,000	1,222,000
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	2,600,000	2,405,000
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	2,409,000	1,975,380
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	1,125,000	1,102,500
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	1,302,000	1,318,275
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,000,000	810,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	2,615,000	2,667,300
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	2,613,000	2,671,792

		17,994,392

Printing-Commercial — 0.6%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	4,091,000	3,272,800

Publishing-Books — 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	427,000	437,675

Publishing-Newspapers — 1.0%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	2,847,000	2,868,352
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	2,840,000	2,726,400

		5,594,752

Publishing-Periodicals — 1.1%
Emerald Expositions Holdings, Inc. Senior Notes 9.00% due 06/15/2021*	4,867,000	4,733,158
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	1,431,000	1,363,285

		6,096,443

Radio — 0.5%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	2,598,000	2,656,455

Real Estate Investment Trusts — 2.4%
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	1,723,000	1,714,385
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	4,067,000	4,097,502
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	1,746,000	1,802,745
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	2,720,000	2,682,600
iStar, Inc. Senior Notes 6.50% due 07/01/2021	3,090,000	3,043,650

		13,340,882

Real Estate Management/Services — 0.5%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	2,980,000	2,912,950

Real Estate Operations & Development — 0.8%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	4,218,000	4,386,720

Rental Auto/Equipment — 0.3%
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	1,525,000	1,519,281

Retail-Appliances — 0.7%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	4,695,000	3,650,362

Retail-Computer Equipment — 0.5%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*	3,047,000	2,978,443

Retail-Pawn Shops — 0.4%
Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018	2,300,000	2,317,250

Retail-Restaurants — 1.2%
Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	2,317,000	2,435,746
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	4,390,000	4,016,850

		6,452,596

Rubber/Plastic Products — 0.5%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	3,375,000	2,936,250
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)(4)	750,000	0

		2,936,250

Satellite Telecom — 0.3%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	1,653,000	1,838,963

Steel-Producers — 1.5%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	2,290,000	1,803,375
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018	4,000,000	4,130,000
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,989,000	2,033,752

		7,967,127

Telecommunication Equipment — 0.5%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	2,660,000	2,666,650

Telephone-Integrated — 2.4%
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025	2,115,000	1,920,928
CenturyLink, Inc. Senior Notes 6.88% due 01/15/2028	485,000	414,675
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	1,125,000	1,127,812
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	865,000	932,037
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	3,295,000	3,390,127
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025*	5,117,000	5,168,170

		12,953,749

Theaters — 0.5%
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023*	1,405,000	1,394,617
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	1,185,000	1,199,813

		2,594,430

Travel Services — 0.4%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	2,387,000	2,428,773

Wire & Cable Products — 1.2%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	2,825,000	2,754,375
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	4,270,000	3,832,325

		6,586,700

Total U.S. Corporate Bonds & Notes (cost $420,996,141)		414,330,934

FOREIGN CORPORATE BONDS & NOTES — 16.2%
Agricultural Chemicals — 0.3%
Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*	1,635,000	1,545,075

Airlines — 0.6%
Air Canada Sec. Notes 8.75% due 04/01/2020*	2,950,000	3,163,875

Building-Residential/Commercial — 0.5%
Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*	3,100,000	3,003,125

Cable/Satellite TV — 2.0%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	4,610,000	4,615,762
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	6,042,000	6,132,630

		10,748,392

Chemicals-Diversified — 0.4%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	2,300,000	2,254,000

Containers-Metal/Glass — 0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.63% due 05/15/2023*	1,906,000	1,915,530
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020	3,125,000	3,226,562

		5,142,092

Cruise Lines — 1.5%
NCL Corp., Ltd. Senior Notes 4.63% due 11/15/2020*	1,575,000	1,600,594
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	546,000	584,902
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027	2,428,000	2,798,270
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	4,318,000	3,454,400

		8,438,166

Diversified Minerals — 1.4%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*	3,190,000	3,332,115
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*	4,011,000	4,216,764

		7,548,879

Electronic Components-Semiconductors — 0.3%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	1,460,000	1,558,550

Finance-Leasing Companies — 1.5%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,065,000	2,266,337

Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021	4,975,000	4,875,500
Lincoln Finance, Ltd. Senior Sec. Notes 7.38% due 04/15/2021*	893,000	949,929

		8,091,766

Gambling (Non-Hotel) — 0.5%
International Game Technology PLC Senior Sec. Notes 6.25% due 02/15/2022*	2,715,000	2,763,056

Machinery-General Industrial — 0.4%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	1,877,000	1,933,310

Medical-Drugs — 1.2%
Grifols Worldwide Operations, Ltd. Company Guar. Notes 5.25% due 04/01/2022	3,483,000	3,587,490
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*	3,453,000	3,058,063

		6,645,553

Metal-Copper — 0.3%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	2,304,000	1,808,640

Mining Services — 0.0%
Consolidated Minerals, Ltd. Senior Sec. Notes 8.00% due 05/15/2020*(13)	858,000	265,980

Oil & Gas Drilling — 0.2%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	2,982,000	903,546

Oil Companies-Exploration & Production — 1.2%
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	1,878,000	1,474,230
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	395,000	300,200
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	4,244,000	3,233,419
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	2,000,000	1,570,000

		6,577,849

Paper & Related Products — 0.4%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	2,310,000	2,200,275

Printing-Commercial — 0.9%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	4,653,000	4,699,530

Satellite Telecom — 0.5%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	3,405,000	2,792,100

Security Services — 0.4%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	2,690,000	2,172,175

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015†*(1)(2)(3)(4)	1,210,000	0

Steel-Producers — 0.8%
ArcelorMittal Senior Notes 7.25% due 02/25/2022	3,260,000	3,429,113
ArcelorMittal Senior Notes 7.50% due 03/01/2041	905,000	837,125

		4,266,238

Total Foreign Corporate Bonds & Notes (cost $92,452,306)		88,522,172

LOANS(10)(11)(12) — 1.2%
Aerospace/Defense — 0.3%
Vencore, Inc. FRS 1st Lien 5.75% due 11/23/2019	1,427,412	1,423,843

Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)(2)	2,037,810	0

E-Commerce/Services — 0.3%
Rentpath, Inc. FRS 2nd Lien 10.00% due 12/17/2022	2,158,240	1,651,054

Electronic Components-Semiconductors — 0.2%
SunEdison Semiconductor, Ltd. FRS 1st Lien 6.50% due 05/27/2019	1,326,252	1,289,780

Oil Companies-Exploration & Production — 0.0%
Ascent Resources-Marcellus LLC FRS 2nd Lien 8.50% due 08/04/2021	597,386	58,245

Publishing-Books — 0.4%
Cengage Learning Acquisitions, Inc. FRS 1st Lien 7.00% due 03/31/2020	1,912,563	1,899,654

Total Loans (cost $7,287,117)		6,322,576

COMMON STOCKS — 0.1%
Television — 0.1%
ION Media Networks, Inc.†(1)(2)(5) (cost $8)	822	$836,122

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.2%
Diversified Banking Institutions — 1.1%
Citigroup, Inc. FRS 5.95% due 05/15/2025(6)	3,575,000	3,462,745
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(6)	2,263,000	2,322,743

		5,785,488

Financial Guarantee Insurance — 0.5%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	4,314,000	2,976,660

Food-Dairy Products — 0.6%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	2,850,000	3,070,875

Total Preferred Securities/Capital Securities (cost $11,723,058)		11,833,023

Total Long-Term Investment Securities (cost $532,458,630)		521,844,827

REPURCHASE AGREEMENTS — 2.9%
State Street Bank and Trust Co. Joint Repurchase Agreement(8) (cost $15,873,000)	$15,873,000	15,873,000

TOTAL INVESTMENTS (cost $548,331,630)(9)	98.6%	537,717,827
Other assets less liabilities	1.4	7,512,110

NET ASSETS	100.0%	$545,229,937

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2016, the aggregate value of these securities was $249,872,523 representing 45.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At April 30, 2016, the aggregate value of these securities was $842,558 representing 0.2% of net assets.
(3)	Security in default of interest and principal at maturity.
(4)	Company has filed for bankruptcy protection.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2016, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc	03/05/2014	822	$8	$836,122	$1,017.18	0.15%

(6)	Perpetual maturity—maturity date reflects the next call date.
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of April 30, 2016.
(8)	See Note 2 for details of Joint Repurchase Agreements.
(9)	See Note 4 for cost of investments on a tax basis.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(13)	Subsequent to April 30, 2016, security in default.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Airlines	$—	$5,694,863	$243,297	$5,938,160
Gambling (Non-Hotel)	—	3,761,401	6,436	3,767,837
Rubber/Plastic Products	—	2,936,250	0	2,936,250
Other Industries	—	401,688,687	—	401,688,687
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	88,522,172	—	88,522,172
Loans:
Building-Residential/Commercial	—	—	0	0
Oil Companies-Exploration & Production	—	—	58,245	58,245
Other Industries	—	6,264,331	—	6,264,331
Common Stocks	—	—	836,122	836,122
Preferred Securities/Capital Securities	—	11,833,023	—	11,833,023
Repurchase Agreements	—	15,873,000	—	15,873,000

Total Investments at Value	$—	$536,573,727	$1,144,100	$537,717,827

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

ASSET BACKED SECURITIES — 12.9%
Diversified Financial Services — 12.9%
A10 Securitization LLC Series 2015-1,Class A1 2.10% due 04/15/2034*(1)	$881,473	$881,578
A10 Securitization LLC Series 2013-1, Class A 2.40% due 11/15/2025*(1)	22,735	22,738
A10 Securitization LLC Series 2015-1,Class A2 3.13% due 04/15/2034*(1)	431,000	432,621
Academic Loan Funding Trust FRS Series 2013-1A, Class A 1.24% due 12/26/2044*	381,032	374,660
Access Point Funding Trust 02/21 6.25 6.25% due 02/16/2021(4)(10)	991,920	991,920
Ajax Mtg. Loan Trust Series 2015-B, Class A 3.88% due 07/25/2060*(2)	356,608	352,460
ALM XIV, Ltd. FRS Series 2014-14A,Class A1 2.05% due 07/28/2026*(3)	5,000,000	4,974,700
American Credit Acceptance Receivables Trust Series 2014-4, Class A 1.33% due 07/10/2018*	85,159	85,105
American Credit Acceptance Receivables Trust Series 2015-1, Class A 1.43% due 08/12/2019*	290,441	290,056
American Credit Acceptance Receivables Trust Series 2, Class A 1.57% due 06/12/2019*	327,772	326,888
American Credit Acceptance Receivables Trust Series 2015-3, Class A 1.95% due 09/12/2019*	196,735	196,527
American Credit Acceptance Receivables Trust Series 2, Class C 4.32% due 05/12/2021*	245,000	236,559
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	982,051	1,015,310
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,465,105	1,548,778
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	975,476	1,034,327
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	155,490
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	369,700
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2045*	500,000	495,320
American Homes 4 Rent Trust Series 2014-SFR2,Class E 6.23% due 10/17/2036*	150,000	148,312
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	272,368
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	752,363
AmeriCredit Automobile Receivables Trust Series 2, Class A2A 0.83% due 09/10/2018	199,765	199,675
AmeriCredit Automobile Receivables Trust Series 2014-1, Class A3 0.90% due 02/08/2019	333,570	333,509
AmeriCredit Automobile Receivables Trust Series 2013-4, Class A3 0.96% due 04/09/2018	64,130	64,123
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R11, Class M1 0.89% due 01/25/2036	1,200,000	1,120,967
Anchor Assets LLC Series 2016-1, Class A 5.13% due 02/15/2020*(10)	1,500,000	1,500,000
Angel Oak Mtg. Trust LLC Series 2015-1, Class A 4.50% due 11/25/2045*(2)	505,965	508,728
ARI Fleet Lease Trust Series 2015-A,Class A2 1.11% due 11/15/2018*(4)	1,544,219	1,539,975
ARI Fleet Lease Trust Series 2016-A, Class A2 1.82% due 07/15/2024*	1,547,000	1,546,498
ARLP Securitization Trust Series 1, Class A1 3.97% due 05/25/2055*	887,314	866,640
Axis Equipment Finance Receivables III LLC Series 2015-1A,Class A2 1.90% due 03/20/2020*	622,031	620,705
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	648,682	631,077
B2R Mtg. Trust Series 2015-2, Class A 3.34% due 11/15/2048*	1,001,825	1,022,078
Babson CLO, Ltd. FRS Series 2013-IA, Class A 1.73% due 04/20/2025*(3)	4,000,000	3,929,200
Banc of America Commercial Mtg. Trust Series 2007-3, Class A5 5.38% due 06/10/2049(1)	700,000	722,788
Banc of America Commercial Mtg. Trust Series 2006-4, Class A4 5.63% due 07/10/2046(1)	43,548	43,552
BCAP LLC VRS Series 2015-RR4, Class 1A1 1.44% due 09/11/2038*(2)	378,000	355,968

BCC Funding X LLC Series 2015-1, Class A2 2.22% due 10/20/2020*	1,133,737	1,131,477
Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 2.66% due 08/25/2033(2)	466,636	463,651
Blue Elephant Loan Trust Series 2015-1, Class A 3.12% due 12/15/2022*	612,249	611,494
Cabela’s Master Credit Card Trust Series 2015-2, Class A1 2.25% due 07/17/2023	278,000	280,365
CAM Mtg. LLC Series 2015-1, Class A 3.50% due 07/15/2064*	424,464	424,888
CarFinance Capital Auto Trust Series 2014-1A, Class A 1.46% due 12/17/2018*	123,974	123,885
CarFinance Capital Auto Trust Series 2015-1A, Class A 1.75% due 06/15/2021*	463,851	461,594
CarMax Auto Owner Trust Series 2015-2, Class A2A 0.82% due 06/15/2018	753,166	752,874
Carnow Auto Receivables Trust Series 2015-1A, Class A 1.69% due 01/15/2020*	394,431	393,582
Cent CLO 16 LP FRS Series 2014-16AR,Class A1AR 1.87% due 08/01/2024*(3)	4,000,000	3,993,280
Chesapeake Funding II LLC Series 2016-1A, Class A1 2.11% due 03/15/2028*	3,125,000	3,124,233
Chesapeake Funding LLC FRS Series 2013-1A, Class A 0.89% due 01/07/2025*	1,333,757	1,333,009
Chrysler Capital Auto Receivables Trust Series 2014-AA, Class A3 0.83% due 09/17/2018*	101,332	101,302
Citi Held For Asset Issuance Series 2015-PM1, Class A 1.85% due 12/15/2021*	225,795	224,327
Citi Held For Asset Issuance Series 2015-PM1, Class B 2.93% due 12/15/2021*	486,000	460,571
Citi Held For Asset Issuance Series 2016-MF1, Class A 4.48% due 08/15/2022*	887,408	884,831
Citi Held For Asset Issuance Series 2016-PM1, Class A 4.65% due 04/15/2025*	739,727	743,274
Citi Held For Asset Issuance Series 2016-MF1, Class B 6.64% due 08/15/2022*	1,000,000	994,248
Citigroup Commercial Mtg. Trust Series 2015-GC27, Class A5 3.14% due 02/10/2048(1)	5,325,000	5,474,263
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class AMFX 5.37% due 12/11/2049(1)	2,600,000	2,641,426
COBALT Commercial Mtg. Trust VRS Series 2007-C3, Class A4 5.96% due 05/15/2046(1)	1,602,175	1,664,980
Colony American Homes, Inc. FRS Series 2014-2A, Class A 1.39% due 07/17/2031*	1,475,264	1,452,036
COMM Mtg. Trust FRS Series 2014-TWC, Class A 1.29% due 02/13/2032*(1)	1,000,000	990,212
COMM Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(1)	5,000,000	5,211,338
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(1)	5,000,000	5,232,380
COMM Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(1)	5,331,000	5,699,416
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2055(1)	770,833	827,566
COMM Mtg. Trust Series LC21, Class A4 3.71% due 07/10/2048(1)	2,496,639	2,680,250
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(1)	625,000	674,197
COMM Mtg. Trust Series 2014-CR19, Class A5 3.80% due 08/10/2047(1)	5,000,000	5,421,840
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(1)	1,137,175	1,235,407
Consumer Credit Origination Loan Trust Series 2015-1, CALW, Class A 2.82% due 03/15/2021*	176,131	176,187
CPS Auto Receivables Trust Series 2015-B, Class A 1.65% due 11/15/2019*	1,047,152	1,040,681
CPS Auto Receivables Trust Series 2015-B, Class C 4.20% due 05/17/2021*	425,000	403,055
CPS Auto Receivables Trust Series 2012-D, Class A 1.48% due 03/16/2020*	348,024	346,393
CPS Auto Receivables Trust Series 2015-A, Class A 1.53% due 07/15/2019*	621,690	617,818
CPS Auto Receivables Trust Series 2016-B, Class A 2.07% due 11/15/2019*	231,000	230,992
CPS Auto Receivables Trust Series 2014-B, Class B 2.32% due 05/15/2020*	1,000,000	987,951

CPS Auto Receivables Trust Series 2016-A, Class B 3.34% due 05/15/2020*	844,939	848,435
CPS Auto Receivables Trust Series 2014-C, Class C 3.77% due 08/17/2020*	720,000	697,669
CPS Auto Receivables Trust Series 2015-A, Class C 4.00% due 02/16/2021*	223,000	209,724
CPS Auto Receivables Trust Series 2015-C, Class D 4.63% due 08/16/2021*	516,000	490,652
Credit Acceptance Auto Loan Trust Series 2014-1A, Class A 1.55% due 10/15/2021*	450,000	450,069
Credit Acceptance Auto Loan Trust Series 2014-2A, Class A 1.88% due 03/15/2022*	1,000,000	998,916
Credit Acceptance Auto Loan Trust Series 2015-1A, Class A 2.00% due 07/15/2022*	250,000	249,488
Credit Acceptance Auto Loan Trust Series 2015-2A, Class A 2.40% due 02/15/2023*	726,000	724,581
Credit Suisse Commercial Mtg. Trust VRS Series 2007-C3, Class AM 5.89% due 06/15/2039(1)	4,994,000	5,049,327
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 2.78% due 03/25/2034(2)	1,640,715	1,641,575
DBWF 2015-LCM Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(1)	1,405,627	1,455,284
DBWF 2015-LCM Mtg. Trust VRS Series 2015-LCM, Class A1 3.54% due 06/10/2034*(1)	1,000,000	1,030,972
Drive Auto Receivables Trust Series 2015-CA, Class A2A 1.03% due 02/15/2018*	36,826	36,821
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	816,000	816,673
Drive Auto Receivables Trust Series 2016-AA, Class B 3.17% due 05/15/2020*	625,000	632,389
Drive Auto Receivables Trust Series 2015-BA, Class D 3.84% due 07/15/2021*	801,000	790,399
Drive Auto Receivables Trust Series 2016-AA, Class C 3.91% due 05/17/2021*	777,000	783,830
Drive Auto Receivables Trust Series 2015-AA, Class D 4.12% due 07/15/2022*	736,000	730,829
Drive Auto Receivables Trust Series 2015-CA, Class D 4.20% due 09/15/2021*	264,706	263,159
Drive Auto Receivables Trust Series 2015-DA, Class D 4.59% due 01/17/2023*	440,000	438,979
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 0.81% due 07/19/2044(2)	1,711,753	1,643,422
DT Auto Owner Trust Series 2015-1A, Class A 1.06% due 09/17/2018*	149,174	149,051
DT Auto Owner Trust Series 2015-2A, Class A 1.24% due 09/17/2018*	279,527	279,149
DT Auto Owner Trust Series 2016-2A, Class A 1.73% due 08/15/2019*	485,000	484,997
DT Auto Owner Trust Series 2015-2A, Class D 4.25% due 02/15/2022*	301,000	296,638
Exeter Automobile Receivables Trust Series 2014-3A, Class A 1.32% due 01/15/2019*	238,861	238,281
Exeter Automobile Receivables Trust Series 2015-2A, Class A 1.54% due 11/15/2019*	432,318	430,763
Exeter Automobile Receivables Trust Series 2015-1A, Class A 1.60% due 06/17/2019*	591,564	591,343
Exeter Automobile Receivables Trust Series 2014-1A, Class B 2.42% due 01/15/2019*	525,000	524,813
Exeter Automobile Receivables Trust Series 2015-1A, Class B 2.84% due 03/16/2020*	1,560,000	1,550,009
First Investors Auto Owner Trust Series 2015-1A, Class A2 1.21% due 04/15/2019*	595,692	594,883
First Investors Auto Owner Trust Series 2013-3A, Class A3 1.44% due 10/15/2019*	259,519	259,405
First Investors Auto Owner Trust Series 2015-2A, Class A1 1.59% due 12/16/2019*	397,956	397,211
First Investors Auto Owner Trust Series 1A, Class A1 1.92% due 05/15/2020*	276,144	276,516
FirstKey Lending Trust Series 2015-SFR1, Class A 2.55% due 03/09/2047*	1,957,483	1,938,577
FirstKey Lending Trust Series 2015-SFR1, Class B 3.42% due 03/09/2047*	481,000	487,175
Flagship Credit Auto Trust Series 2013-1, Class A 1.32% due 04/16/2018*	22,865	22,855
Flagship Credit Auto Trust Series 2015-1, Class A 1.63% due 06/15/2020*	804,274	799,840

Flagship Credit Auto Trust Series 2015-3, Class A 2.38% due 10/15/2020*	1,215,097	1,216,544
Flagship Credit Auto Trust Series 2015-3, Class B 3.68% due 03/15/2022*	252,000	250,913
Flagship Credit Auto Trust Series 2015-3, Class C 4.65% due 03/15/2022*	189,000	180,914
Ford Credit Auto Owner Trust Series 2015-B, Class A2A 0.72% due 03/15/2018	1,010,699	1,010,642
Ford Credit Auto Owner Trust Series 2014-C, Class A3 1.06% due 05/15/2019	720,000	720,434
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	1,800,000	1,823,961
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	1,800,000	1,824,866
GCAT Series 2015-2, Class A1 3.75% due 07/25/2020*	726,506	722,847
GLS Auto Receivables Trust Series 2015-1A, Class A 2.25% due 12/15/2020*	859,215	854,685
GO Financial Auto Securitization Trust Series 2015-1, Class A 1.81% due 03/15/2018*	411,539	411,140
GO Financial Auto Securitization Trust Series 2015-2, Class A 3.27% due 11/15/2018*	674,337	672,736
GO Financial Auto Securitization Trust Series 2015-1, Class B 3.59% due 10/15/2020*	428,000	426,499
GO Financial Auto Securitization Trust Series 2015-2, Class B 4.80% due 08/17/2020*	535,000	526,637
Green Tree Agency Advance Funding Trust I Series 2015-T1, Class AT1 2.30% due 10/15/2046*	444,000	443,489
Green Tree Agency Advance Funding Trust I Series 2015-T2, Class AT2 3.09% due 10/15/2048*	700,000	699,867
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(1)	2,766,411	2,896,148
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 0.94% due 09/25/2035(2)	15,189	13,927
GTP Acquisition Partners I LLC Series 2015-2, CLASS A 3.48% due 06/15/2050*	171,000	173,309
Hertz Fleet Lease Funding LP FRS Series 2013-3, Class A 0.99% due 12/10/2027*	629,592	628,884
IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 2.81% due 03/25/2035(2)	313,434	299,382
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 1.79% due 04/25/2025*(3)	5,000,000	4,942,250
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.44% due 06/17/2031*	1,392,693	1,375,589
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(1)	764,676	790,584
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(1)	5,000,000	5,301,125
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A4 5.93% due 06/15/2049(1)	2,100,000	2,150,537
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class AM 5.93% due 06/15/2049(1)	4,300,000	4,272,567
JPMorgan Mtg. Trust FRS Series 2003-A1, Class 1A1 2.43% due 10/25/2033(2)	1,234,170	1,177,813
Lendmark Funding Trust Series A, Class A 4.82% due 08/21/2023*	685,000	684,336
LV Tower 52 Series 2013-1, Class A 5.50% due 07/15/2019*(4)(10)	1,296,357	1,269,004
MarketPlace Loan Trust Series 2015-OD1, Class A 3.25% due 06/17/2017*(10)	30,792	30,688
MarketPlace Loan Trust Series 2015-OD2, Class A 3.25% due 08/17/2017*(10)	21,401	21,358
MarketPlace Loan Trust Series 2015-OD3, Class A 3.25% due 09/17/2017*(10)	445,985	443,520
MarketPlace Loan Trust Series 2015-OD4, Class A 3.25% due 12/18/2017*	536,710	532,013
Mercedes-Benz Auto Receivables Trust Series 2015-1, Class A2A 0.82% due 06/15/2018	689,377	688,929

Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 1.08% due 10/25/2028(2)	903,091	880,141
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 1.31% due 01/25/2029(2)	1,897,585	1,773,243
Morgan Stanley Bank of America Merrill Lynch Trust Series BH3-C21, Class A4 3.34% due 03/15/2048(1)	1,207,415	1,261,731
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class AM 5.87% due 04/15/2049(1)	6,750,000	6,723,881
MOTOR 2015-1 PLC FRS Series BH3-1A, Class A1 1.04% due 06/25/2022*	1,430,166	1,427,645
Nationstar HECM Loan Trust Series 2015-2A, Class A 2.88% due 11/25/2025*	506,473	505,602
Nationstar HECM Loan Trust Series 2015-1A, Class A 3.84% due 05/25/2018*	374,101	374,026
Nationstar HECM Loan Trust Series 2015-2A, Class M1 4.11% due 11/25/2025*	589,000	588,488
Nationstar HECM Loan Trust Series 2016-1A, Class M1 4.36% due 02/25/2026*	561,000	561,314
NextGear Floorplan Master Owner Trust Series 2015-1A, Class A 1.80% due 07/15/2019*	2,401,000	2,387,154
NextGear Floorplan Master Owner Trust Series 2015-2A, Class A 2.38% due 10/15/2020*	2,850,000	2,838,135
Nissan Auto Lease Trust Series 2015-A, Class A2A 0.99% due 11/15/2017	1,009,738	1,009,677
NRPL Trust Series 2A, Class A2 3.75% due 10/25/2057*	400,000	372,292
NRPL Trust VRS Series 2015-2A, Class A1 3.75% due 10/25/2057*	1,273,531	1,247,537
NRPL Trust Series BH3-1A, Class A1 3.88% due 11/01/2054*	1,263,822	1,259,889
NRZ Advance Receivables Trust Series 2015-T1, Class AT1 2.31% due 08/15/2046*	1,400,000	1,398,348
NRZ Advance Receivables Trust Series 2015-T1, Class CT1 3.10% due 08/15/2046*	300,000	299,250
NRZ Advance Receivables Trust Series 2015-T4, Class AT4 3.20% due 11/15/2047*	2,000,000	1,992,230
NRZ Advance Receivables Trust Series 2015-T1, Class DT1 3.60% due 08/15/2046*	300,000	299,156
NRZ Advance Receivables Trust Series 2015-T3, Class DT3 4.27% due 11/15/2046*	1,000,000	999,164
NRZ Advance Receivables Trust Series 2015-T4, Class DT4 4.67% due 11/15/2047*	750,000	749,063
NRZ Advance Receivables Trust Series 2015-T2, Class DT2 4.68% due 08/17/2048*	321,000	321,201
Oak Hill Advisors Residential Loan Trust Series 2015-NPL2, Class A1 3.72% due 07/25/2055*	470,432	466,977
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1, Class A2 4.00% due 01/25/2055*	779,000	764,551
Oak Hill Advisors Residential Loan Trust Series 2015-NPL2, Class A2 4.00% due 07/25/2055*	205,000	200,998
Ocwen Master Advance Receivables Trust Series 2015-T3, Class AT3 3.21% due 11/15/2047*	1,467,000	1,467,241
Ocwen Master Advance Receivables Trust Series 2015-T3, Class BT3 3.70% due 11/15/2047*(10)	327,000	326,640
Ocwen Master Advance Receivables Trust Series 2015-1, Class DT1 4.10% due 09/17/2046*	438,000	437,726
Ocwen Master Advance Receivables Trust Series 2015-T3, Class DT3 4.69% due 11/15/2047*	750,000	751,616
OnDeck Asset Securitization Trust II LLC Series 2016-1A, Class A 4.35% due 05/17/2020*	620,000	619,962
OnDeck Asset Securitization Trust II LLC Series 2016-1A, Class B 7.33% due 05/17/2020*	195,000	194,992
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	1,093,532	1,093,512
OneMain Financial Issuance Trust Series 2014-2A, Class A 2.47% due 09/18/2024*	1,750,000	1,749,933
OneMain Financial Issuance Trust Series 2015-2A, Class A 2.57% due 07/18/2025*	1,925,000	1,916,058

OneMain Financial Issuance Trust Series 2014-2A, Class B 3.02% due 09/18/2024*	720,000	711,078
OneMain Financial Issuance Trust Series 2015-2A, Class B 3.10% due 07/18/2025*	465,000	447,596
OneMain Financial Issuance Trust Series 2014-1A, Class B 3.24% due 06/18/2024*	720,000	715,646
OneMain Financial Issuance Trust Series BH3-1A, Class B 3.85% due 03/18/2026*	125,000	121,362
Opportunity Funding II LLC Series 2016-A, Class A 4.70% due 03/08/2021*(10)	967,000	963,374
PFP III FRS Series 2015-2, Class A 1.88% due 07/14/2034*(1)	690,000	682,867
PFP III FRS Series 2015-2, Class C 3.68% due 07/14/2034*(1)	235,000	230,484
PFP III FRS Series 2015-2, Class D 4.43% due 07/14/2034*(1)	195,000	191,899
Prestige Auto Receivables Trust Series BH3-1A, Class A2 0.97% due 03/15/2018*	98,135	98,095
Pretium Mtg. Credit Partners I Series 2015-NPL2, Class A1 3.75% due 07/27/2030*	523,336	519,209
Pretium Mtg. Credit Partners I Series 2015-NPL2, Class A2 4.25% due 07/27/2030*	400,000	393,601
Progreso Receivables Funding III LLC Series 2015-A, Class A 3.63% due 02/08/2020*	1,083,000	1,081,399
Progreso Receivables Funding LLC Series 2015-B, Class A 3.00% due 07/28/2020*	401,000	399,026
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	1,635,298	1,643,167
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	1,752,000	1,782,355
Progress Residential Trust Series 2015-SFR2, Class B 3.14% due 06/12/2032*	503,000	501,546
Progress Residential Trust Series 2015-SFR2, Class C 3.44% due 06/12/2032*	855,000	846,107
Progress Residential Trust Series 2015-SFR3, Class D 4.67% due 11/12/2032*	400,000	406,952
Progress Residential Trust Series 2015-SFR3, Class E 5.66% due 11/12/2032*	250,000	241,306
Purchasing Power Funding LLC Series 2015-A, Class A2 4.75% due 12/15/2019*(10)	1,000,000	995,000
RAIT Trust FRS Series 2015-FL4, Class A 1.78% due 12/15/2031*(1)	477,420	475,291
RAIT Trust FRS Series 2015-FL4, Class AS 2.18% due 12/15/2031*(1)	702,887	704,499
RAIT Trust FRS Series 2014-FL2, Class B 2.58% due 05/13/2031*(1)	450,000	444,357
RAIT Trust FRS Series 2015-FL5, Class B 4.33% due 01/15/2031*(1)	395,000	394,269
Resource Capital Corp., Ltd FRS Series 2015-CRE4, Class A 1.83% due 08/15/2032*(1)	320,000	314,402
Resource Capital Corp., Ltd FRS Series 2015-CRE4, Class B 3.43% due 08/15/2032*(1)	307,000	303,022
RMAT 2015-NPL1 LLC Series 2015-NPL1, Class A1 3.75% due 05/25/2055*	381,683	378,469
RREF LLC Series 2015-LT7, Class A 3.00% due 12/25/2032*(1)	243,247	243,247
Santander Drive Auto Receivables Trust Series BH3-3, Class B 1.19% due 05/15/2018	99,446	99,447
Santander Drive Auto Receivables Trust Series BH3-2, Class B 1.33% due 03/15/2018	3,513	3,512
Santander Drive Auto Receivables Trust Series 2013-5, Class B 1.55% due 10/15/2018	91,830	91,884
Santander Drive Auto Receivables Trust Series 2015-S2, Class R1 1.84% due 11/18/2019*(10)	49,538	49,166
Santander Drive Auto Receivables Trust Series 2015-S1, Class R1 1.93% due 09/17/2019*(10)	253,100	251,201
Santander Drive Auto Receivables Trust Series 2015-S7, Class R1 1.97% due 03/16/2021*(10)	212,959	211,362
Selene Non-Performing Loans LLC Series 2014-1A, Class A 2.98% due 05/25/2054*	408,782	405,367
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 1.12% due 10/20/2034(2)	1,858,322	1,753,894
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 1.20% due 04/20/2033(2)	1,938,934	1,818,982

Skopos Auto Receivables Trust Series 2015-2A, Class A 3.55% due 02/15/2020*	193,189	192,980
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	546,340	547,611
SpringCastle America Funding LLC Series 2014-AA, Class B 4.61% due 10/25/2027*	1,080,000	1,091,636
Springleaf Funding Trust Series BH3-AA, Class A 3.16% due 11/15/2024*	2,689,000	2,692,049
Springleaf Funding Trust Series BH3-AA, Class B 3.62% due 11/15/2024*	544,000	524,636
SPS Servicer Advance Receivables Trust Series 2015-T2, Class DT2 4.23% due 01/15/2047*	645,000	645,065
SPS Servicer Advance Receivables Trust Series 2015-T3, Class DT3 4.43% due 07/15/2047*	534,000	534,834
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 0.69% due 07/19/2035(2)	883,258	849,588
Sunset Mtg. Loan Co. Series 2014-NPL2, Class A 3.72% due 11/16/2044*	85,085	84,617
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 2.23% due 12/25/2044(2)	304,531	299,728
Trafigura Securitisation Finance PLC FRS Series 2014-1A, Class A 1.38% due 10/15/2018*(4)	200,000	197,634
Tricon American Homes Trust FRS Series 2015-SFR1, Class A 1.69% due 05/17/2032*	559,000	550,359
US Residential Opportunity Fund II Trust Series BH3-1II, Class A 3.63% due 02/27/2035*	1,217,431	1,196,602
US Residential Opportunity Fund III Trust Series BH3-1III, Class A 3.72% due 01/27/2035*	2,017,447	2,000,350
Vericrest Opportunity Loan Transferee Series 2015-NPL7, Class A1 3.25% due 02/25/2055*	510,430	501,690
Vericrest Opportunity Loan Transferee Series 2015-NP14, Class A1 4.38% due 11/27/2045*	693,551	693,759
Vericrest Opportunity Loan Trust Series BH3-NPL3, Class A1 3.38% due 10/25/2058*	2,786,162	2,743,837
VOLT XXII LLC Series BH3-NPL4, Class A1 3.50% due 02/25/2055*	1,656,230	1,642,805
VOLT XXII LLC Series 2015-NPL4, Class A2 4.25% due 02/25/2055*	499,121	470,776
VOLT XXIV LLC Series 2015-NPL6, Class A1 3.50% due 02/25/2055*	1,809,500	1,792,057
VOLT XXV LLC Series 2015-NPL8, Class A1 3.50% due 06/26/2045*	1,634,300	1,612,029
VOLT XXXIII LLC Series 2015-NPL5, Class A1 3.50% due 03/25/2055*	1,944,210	1,921,993
VOLT XXXV LLC Series 2015-NPL9, Class A1 3.50% due 06/26/2045*	656,557	648,171
Wachovia Bank Commercial Mtg. Trust VRS Series 2007, Class A3 5.89% due 06/15/2049(1)	4,200,000	4,325,327
WaMu Mtg. Pass-Through Certs. FRS Series 2005-AR6, Class 2A1A 0.67% due 04/25/2045(2)	98,244	91,547
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(1)	729,000	777,977
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(1)	5,000,000	5,423,257
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-S, Class A1 2.76% due 09/25/2034(2)	1,576,147	1,600,882
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR10, Class 2A16 2.82% due 06/25/2035(2)	993,895	989,411
Westgate Resorts Series ABS-2015, Class 1A 2.75% due 05/20/2027*	265,981	263,953
Westlake Automobile Receivables Trust Series 2015-3A, Class D 4.40% due 05/17/2021*	400,000	397,764
World Omni Automobile Lease Securitization Trust Series 2015-A, Class A2A 1.06% due 05/15/2018	724,368	723,121

Total Asset Backed Securities (cost $257,639,330)		256,459,230

U.S. CORPORATE BONDS & NOTES — 26.9%
Advertising Agencies — 0.1%
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	1,768,000	1,840,743

Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	300,000	311,816
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/2019*	1,900,000	2,136,179
Lockheed Martin Corp. Senior Notes 3.10% due 01/15/2023	104,000	108,995
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	300,000	332,935
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/2036	127,000	160,499
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	51,653
Raytheon Co. Senior Notes 3.15% due 12/15/2024	180,000	190,328

		3,292,405

Aerospace/Defense-Equipment — 0.2%
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	2,578,000	2,597,335
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	314,319

		2,911,654

Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	1,200,000	1,181,674
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/2020	450,000	517,029
Mosaic Co. Senior Notes 3.75% due 11/15/2021	270,000	281,159
Mosaic Co. Senior Notes 4.25% due 11/15/2023	540,000	568,497
Mosaic Co. Senior Notes 5.63% due 11/15/2043	120,000	129,000

		2,677,359

Agricultural Operations — 0.0%
Bunge Ltd. Finance Corp. Company Guar. Notes 3.50% due 11/24/2020	122,000	125,400

Applications Software — 0.2%
Intuit, Inc. Senior Notes 5.75% due 03/15/2017	161,000	167,069
Microsoft Corp. Senior Notes 2.38% due 02/12/2022	175,000	180,623
Microsoft Corp. Senior Notes 2.38% due 05/01/2023	175,000	177,855
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	3,260,000	3,441,383
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	137,210
Microsoft Corp. Senior Notes 4.00% due 02/12/2055	143,000	141,459
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	154,000	167,861
Microsoft Corp. Senior Notes 4.75% due 11/03/2055	217,000	247,409

		4,660,869

Auto-Cars/Light Trucks — 0.7%
American Honda Finance Corp. Senior Notes 1.60% due 02/16/2018*	360,000	362,483
American Honda Finance Corp. Senior Notes 2.45% due 09/24/2020	165,000	170,143
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	600,000	604,044
Daimler Finance North America LLC Company Guar. Notes 2.00% due 08/03/2018*	150,000	151,358
Daimler Finance North America LLC Company Guar. Notes 2.25% due 07/31/2019*	1,080,000	1,098,621
Ford Motor Credit Co. LLC FRS Senior Notes 1.15% due 09/08/2017	800,000	796,585
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	273,000	274,828
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	265,000	280,776
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	1,170,000	1,264,392
Ford Motor Credit Co. LLC Senior Notes 4.39% due 01/08/2026	300,000	323,978
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,200,000	1,284,612

General Motors Co. Senior Notes 5.20% due 04/01/2045	1,200,000	1,198,147
General Motors Co. Senior Notes 6.60% due 04/01/2036	262,000	306,574
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/13/2020	455,000	461,445
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	1,931,000	1,938,135
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	191,000	192,545
Nissan Motor Acceptance Corp. Senior Notes 2.55% due 03/08/2021*	250,000	255,882
Toyota Motor Credit Corp. Senior Notes 1.55% due 07/13/2018	133,000	134,236
Toyota Motor Credit Corp. Senior Notes 2.13% due 07/18/2019	360,000	368,328
Volkswagen Group of America Finance LLC Company Guar. Notes 2.40% due 05/22/2020*	2,459,000	2,437,570

		13,904,682

Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc. Senior Notes 4.63% due 07/02/2044	894,000	891,481
Johnson Controls, Inc. Senior Notes 5.70% due 03/01/2041	818,000	906,798

		1,798,279

Banks-Commercial — 0.7%
BB&T Corp. Senior Notes 2.45% due 01/15/2020	270,000	276,590
BB&T Corp. Senior Notes 2.63% due 06/29/2020	450,000	460,174
Discover Bank Senior Notes 3.10% due 06/04/2020	1,801,000	1,834,733
Discover Bank Senior Notes 4.20% due 08/08/2023	475,000	497,508
Discover Bank Sub. Notes 7.00% due 04/15/2020	2,600,000	2,946,957
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	457,161
HSBC USA, Inc. Senior Notes 2.35% due 03/05/2020	480,000	484,275
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	198,000	201,532
PNC Bank NA Senior Notes 2.20% due 01/28/2019	450,000	457,516
PNC Bank NA Sub. Notes 3.80% due 07/25/2023	2,500,000	2,646,915
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018	2,200,000	2,197,003
US Bank NA Senior Notes 2.80% due 01/27/2025	1,000,000	1,023,498

		13,483,862

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	52,000	52,533
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	120,000	123,712
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	180,000	184,626
Bank of New York Mellon Corp. Senior Notes 3.40% due 05/15/2024	2,640,000	2,789,992
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	931,000	960,584
State Street Corp. Senior Sub. Notes 3.10% due 05/15/2023	540,000	555,346
State Street Corp. Senior Notes 3.55% due 08/18/2025	88,000	94,585

		4,761,378

Banks-Super Regional — 0.7%
Capital One Financial Corp. Senior Notes 2.45% due 04/24/2019	270,000	273,103
Capital One Financial Corp. Senior Notes 3.50% due 06/15/2023	630,000	638,749
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	325,000	332,166
Capital One Financial Corp. Senior Notes 4.75% due 07/15/2021	540,000	594,760
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	2,015,000	2,047,435

Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	360,000	352,874
Fifth Third Bancorp Senior Notes 2.88% due 07/27/2020	208,000	210,995
Huntington National Bank Senior Notes 2.00% due 06/30/2018	253,000	254,352
Huntington National Bank Senior Notes 2.40% due 04/01/2020	1,512,000	1,504,507
Huntington National Bank Senior Notes 2.88% due 08/20/2020	250,000	252,015
KeyCorp Senior Notes 2.90% due 09/15/2020	42,000	42,953
KeyCorp Senior Notes 5.10% due 03/24/2021	450,000	501,328
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	103,000	104,783
US Bancorp Senior Notes 2.20% due 04/25/2019	360,000	368,115
US Bancorp Senior Notes 2.35% due 01/29/2021	300,000	307,235
Wells Fargo & Co. Senior Notes 2.15% due 01/30/2020	900,000	910,303
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	1,052,000	1,078,315
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	1,440,000	1,484,078
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	200,000	209,556
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	450,000	473,384
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	306,000	326,366
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	450,000	466,454
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	112,000	121,102

		12,854,928

Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	222,000	236,464
PepsiCo, Inc. Senior Notes 4.60% due 07/17/2045	118,000	136,347
PepsiCo, Inc. Senior Notes 4.88% due 11/01/2040	49,000	56,946

		429,757

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp. Senior Notes 4.50% due 07/15/2045	113,000	124,771

Brewery — 0.8%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.63% due 01/17/2023	1,150,000	1,159,563
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	3,516,000	3,611,083
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	732,000	762,885
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.70% due 02/01/2024	1,244,000	1,333,521
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,040,000	1,137,378
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	4,480,000	5,080,580
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/2022*	2,340,000	2,500,002

		15,585,012

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 4.95% due 05/15/2042	350,000	308,057

Building Products-Cement — 0.2%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	208,254
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	3,569,000	3,726,143

		3,934,397

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.38% due 04/01/2026	403,000	415,090

Cable/Satellite TV — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 01/15/2024	280,000	293,650
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	2,100,000	2,173,080
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	448,000	476,331
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	2,451,000	2,642,293
CCO Safari II LLC Senior Sec. Notes 6.38% due 10/23/2035*	131,000	151,213
CCO Safari II LLC Senior Sec. Notes 6.83% due 10/23/2055*	175,000	201,136
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	2,801,000	2,894,915
Comcast Corp. Company Guar. Notes 3.13% due 07/15/2022	900,000	953,977
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	674,802
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	450,000	423,736
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	360,000	319,572
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	5,377,000	5,037,152
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	720,000	785,667

		17,027,524

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	208,000	211,461
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	794,000	849,093

		1,060,554

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	540,000	592,891

Chemicals-Specialty — 0.1%
Ecolab, Inc. Senior Notes 1.45% due 12/08/2017	360,000	360,192
Ecolab, Inc. Senior Notes 3.25% due 01/14/2023	154,000	158,817
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020	2,220,000	1,888,387

		2,407,396

Commercial Services-Finance — 0.0%
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	94,000	98,319

Computer Services — 0.0%
International Business Machines Corp. Senior Notes 3.38% due 08/01/2023	360,000	384,507

Computers — 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	327,000	329,103
Apple, Inc. Senior Notes 2.85% due 05/06/2021	700,000	735,619
Apple, Inc. Senior Notes 2.85% due 02/23/2023	186,000	191,905
Apple, Inc. Senior Notes 3.20% due 05/13/2025	288,000	302,117
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	472,919
Apple, Inc. Senior Notes 4.38% due 05/13/2045	1,451,000	1,537,226

		3,568,889

Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	1,540,000	1,524,215
Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	433,000	453,611

		1,977,826

Containers-Paper/Plastic — 0.4%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	2,517,000	2,542,170
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	3,100,000	3,119,201

Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	2,250,000	2,356,875

		8,018,246

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	251,000	256,449

Diagnostic Equipment — 0.2%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	81,000	83,591
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	2,000,000	2,199,986
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	1,489,000	1,509,121
Thermo Fisher Scientific, Inc. Senior Notes 3.15% due 01/15/2023	450,000	458,312

		4,251,010

Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	119,000

Diversified Banking Institutions — 3.3%
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	1,380,000	1,386,392
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	400,000	403,615
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	720,000	734,666
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	7,060,000	7,174,958
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	3,056,000	3,173,503
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,554,000	1,551,907
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	720,000	756,352
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	275,959
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	1,687,000	1,745,632
Bank of America Corp. Senior Notes 5.00% due 05/13/2021	810,000	900,083
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	700,000	751,720
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	700,000	743,478
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,100,000	1,259,630
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	700,000	767,599
Citigroup, Inc. FRS Senior Notes 1.18% due 03/10/2017	400,000	399,596
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	1,080,000	1,081,548
Citigroup, Inc. Senior Notes 2.55% due 04/08/2019	720,000	733,251
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	200,000	200,709
Citigroup, Inc. Senior Notes 3.75% due 06/16/2024	180,000	187,476
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	600,000	596,010
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	552,739
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	1,430,000	1,475,922
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	89,000	95,178
Goldman Sachs Group, Inc. FRS Senior Notes 1.72% due 11/15/2018	500,000	501,248
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	3,500,000	3,544,271
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	1,800,000	1,821,935
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	900,000	918,430
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	4,400,000	4,559,830
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	2,202,000	2,264,193

Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	600,000	648,308
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/2017	300,000	318,377
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,250,000	4,261,564
Morgan Stanley FRS Senior Notes 1.08% due 10/18/2016	500,000	500,383
Morgan Stanley Senior Notes 3.88% due 01/27/2026	3,445,000	3,574,656
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	228,000	227,666
Morgan Stanley Senior Notes 4.00% due 07/23/2025	2,634,000	2,771,223
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,000,000	1,015,552
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	77,499
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	300,000	326,402
Morgan Stanley Senior Notes 5.50% due 07/24/2020	3,800,000	4,251,691
Morgan Stanley Senior Notes 5.50% due 07/28/2021	4,490,000	5,100,806
Morgan Stanley Senior Notes 5.75% due 01/25/2021	1,440,000	1,640,893
Morgan Stanley Senior Notes 6.63% due 04/01/2018	800,000	872,701

		66,145,551

Diversified Financial Services — 0.1%
General Electric Capital Corp. Company Guar. Notes 3.10% due 01/09/2023	774,000	821,800
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	200,000	211,267
General Electric Capital Corp. Company Guar. Notes 4.65% due 10/17/2021	129,000	146,622

		1,179,689

Diversified Manufacturing Operations — 0.0%
Eaton Corp. Senior Notes 5.80% due 03/15/2037	300,000	343,611
Parker-Hannifin Corp. Senior Notes 3.30% due 11/21/2024	180,000	190,565
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	199,210

		733,386

Diversified Operations — 0.2%
Brixmor Operating Partnership LP Senior Notes 3.88% due 08/15/2022	2,682,000	2,710,818
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	180,000	180,237

		2,891,055

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.80% due 12/05/2024	270,000	297,495
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	270,000	307,142
eBay, Inc. Senior Notes 2.60% due 07/15/2022	1,010,000	985,190

		1,589,827

E-Commerce/Services — 0.1%
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,307,000	2,362,377

Electric Products-Misc. — 0.0%
Emerson Electric Co. Senior Notes 6.00% due 08/15/2032	320,000	400,581

Electric-Integrated — 1.3%
Alabama Power Co. Senior Bonds 3.75% due 03/01/2045	113,000	110,976
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	121,969
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	459,820
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	191,046

Berkshire Hathaway Energy Co. Senior Notes 4.50% due 02/01/2045	180,000	199,719
Berkshire Hathaway Energy Co. Senior Notes 5.15% due 11/15/2043	1,800,000	2,144,713
Constellation Energy Group, Inc. Senior Notes 5.15% due 12/01/2020	1,200,000	1,342,351
Dominion Resources, Inc. Senior Notes 3.63% due 12/01/2024	3,763,000	3,878,197
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	689,000	724,803
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	112,796
DTE Energy Co. Senior Notes 3.30% due 06/15/2022*	60,000	62,197
DTE Energy Co. Senior Notes 3.50% due 06/01/2024	360,000	374,492
Duke Energy Carolinas LLC Senior Notes 6.00% due 12/01/2028	200,000	254,897
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	191,860
Duke Energy Progress LLC 1st Mtg. Notes 3.25% due 08/15/2025	254,000	269,757
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	195,036
Edison International Senior Notes 2.95% due 03/15/2023	350,000	351,711
Exelon Corp. Senior Notes 3.40% due 04/15/2026	79,000	81,055
Exelon Corp. Senior Notes 4.45% due 04/15/2046	2,006,000	2,070,908
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	2,397,000	2,526,105
Florida Power & Light Co. Notes 3.25% due 06/01/2024	450,000	474,453
Georgia Power Co. Senior Notes 3.25% due 04/01/2026	65,000	67,409
MidAmerican Energy Co. Notes 3.50% due 10/15/2024	686,000	736,615
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	720,000	830,272
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	270,000	273,309
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	381,813
Ohio Power Co. Senior Notes 6.05% due 05/01/2018	360,000	388,370
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	450,000	475,601
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	141,000	151,076
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	200,000	265,578
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	2,200,000	2,306,383
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	1,100,000	1,218,181
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	291,827
Public Service Co. of Oklahoma Series G Senior Notes 6.63% due 11/15/2037	450,000	557,647
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	215,603
Public Service Electric & Gas Co. Senior Sec. Notes 5.70% due 12/01/2036	100,000	126,947
Southern Co. Senior Notes 2.15% due 09/01/2019	450,000	455,550
Southern Power Co. Senior Notes 4.15% due 12/01/2025	91,000	95,066
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	198,410
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/2038	360,000	583,674
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	115,486
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	231,000	243,538

Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	100,000	101,556
Xcel Energy, Inc. Senior Notes 3.30% due 06/01/2025	185,000	191,657

		26,410,429

Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 3.70% due 07/29/2025	163,000	179,252
Intel Corp. Senior Notes 4.00% due 12/15/2032	300,000	317,263

		496,515

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	199,826
Arrow Electronics, Inc. Debentures 7.50% due 01/15/2027	500,000	595,549

		795,375

Engineering/R&D Services — 0.0%
Fluor Corp. Senior Notes 3.38% due 09/15/2021	450,000	473,615

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	459,227
Oracle Corp. Senior Notes 2.80% due 07/08/2021	360,000	377,685
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	617,743
Oracle Corp. Senior Notes 3.90% due 05/15/2035	100,000	102,392
Oracle Corp. Senior Notes 4.30% due 07/08/2034	540,000	577,032
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	205,695

		2,339,774

Finance-Auto Loans — 0.9%
Ally Financial, Inc. Senior Notes 2.50% due 03/15/2017(4)(10)	18,900,000	18,447,247

Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 4.63% due 09/25/2017	2,200,000	2,241,250

Finance-Credit Card — 0.5%
American Express Credit Corp. Senior Notes 1.80% due 07/31/2018	195,000	196,361
American Express Credit Corp. Senior Notes 2.25% due 08/15/2019	360,000	366,096
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	483,000	492,749
American Express Credit Corp. Senior Notes 2.60% due 09/14/2020	200,000	204,890
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	900,000	905,658
Discover Financial Services Senior Notes 3.75% due 03/04/2025	263,000	260,685
Visa, Inc. Senior Notes 2.80% due 12/14/2022	7,755,000	8,089,186

		10,515,625

Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC Senior Notes 6.88% due 04/15/2021	630,000	705,949
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	1,789,000	1,838,643

		2,544,592

Finance-Other Services — 0.3%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	2,283,000	2,323,818
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	557,000	573,703
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	3,433,000	3,559,122

		6,456,643

Food-Confectionery — 0.4%
JM Smucker Co. Company Guar. Notes 3.00% due 03/15/2022	2,816,000	2,913,786
JM Smucker Co. Company Guar. Notes 4.25% due 03/15/2035	1,132,000	1,181,420
WM Wrigley Jr. Co. Senior Notes 3.38% due 10/21/2020*	2,600,000	2,731,773

		6,826,979

Food-Meat Products — 0.4%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	2,225,000	2,352,938
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	4,250,000	4,588,457
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	100,000	109,760

		7,051,155

Food-Misc./Diversified — 0.3%
Kellogg Co. Senior Notes 4.00% due 12/15/2020	360,000	392,303
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	300,000	318,318
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/2042	1,600,000	1,783,771
Kraft Foods Group, Inc. Company Guar. Notes 6.88% due 01/26/2039	181,000	237,684
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	650,000	668,888
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025*	599,000	639,616
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045*	1,419,000	1,633,702

		5,674,282

Food-Retail — 0.2%
Kroger Co. FRS Senior Notes 1.16% due 10/17/2016	300,000	300,321
Kroger Co. Senior Notes 3.30% due 01/15/2021	540,000	570,685
Kroger Co. Senior Notes 3.85% due 08/01/2023	1,300,000	1,407,867
Kroger Co. Company Guar. Notes 7.50% due 04/01/2031	450,000	603,736

		2,882,609

Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 3.75% due 10/01/2025	111,000	117,632

Gas-Distribution — 0.1%
AGL Capital Corp. Company Guar. Notes 5.25% due 08/15/2019	400,000	433,608
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	277,519
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	540,000	575,061
Sempra Energy Senior Notes 2.88% due 10/01/2022	630,000	636,505

		1,922,693

Gold Mining — 0.2%
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	3,100,000	3,216,349

Home Decoration Products — 0.3%
Newell Rubbermaid, Inc. Senior Notes 4.00% due 12/01/2024	3,400,000	3,498,111
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	1,974,000	2,085,513
Newell Rubbermaid, Inc. Senior Notes 5.50% due 04/01/2046	557,000	619,690

		6,203,314

Hotels/Motels — 0.1%
Wyndham Worldwide Corp. Senior Notes 5.10% due 10/01/2025	926,000	997,108

Instruments-Scientific — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 4.15% due 02/01/2024	450,000	484,236

Insurance Brokers — 0.2%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	173,000	177,927
Marsh & McLennan Cos., Inc. Senior Notes 2.35% due 03/06/2020	294,000	297,598
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	270,000	274,614
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	2,500,000	2,659,030

		3,409,169

Insurance-Life/Health — 0.7%
Five Corners Funding Trust Senior Notes 4.42% due 11/15/2023*	2,900,000	3,078,629
Jackson National Life Global Funding Senior Sec. Notes 1.88% due 10/15/2018*	180,000	181,791
Lincoln National Corp. Senior Notes 4.85% due 06/24/2021	450,000	491,606

Pacific Life Insurance Co. Sub. Notes 7.90% due 12/30/2023*	400,000	505,244
Pacific LifeCorp Senior Notes 5.13% due 01/30/2043*	1,900,000	2,008,327
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	450,000	451,916
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	4,356,000	4,366,228
Prudential Financial, Inc. Senior Notes 2.35% due 08/15/2019	450,000	454,819
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	149,000	151,044
Unum Group Senior Notes 4.00% due 03/15/2024	3,000,000	3,019,563

		14,709,167

Insurance-Multi-line — 0.2%
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	1,500,000	1,679,806
MetLife, Inc. Senior Notes 3.00% due 03/01/2025	455,000	456,399
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	540,000	550,086
Metropolitan Life Global Funding I Sec. Notes 3.00% due 01/10/2023*	326,000	328,570

		3,014,861

Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	3,850,000	4,033,818
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	350,000	320,299
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	100,000	146,842
New York Life Global Funding Sec. Notes 1.95% due 02/11/2020*	258,000	258,820
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	550,000	560,162
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	262,646

		5,582,587

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	78,000	80,818
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	664,796
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	52,679

		798,293

Insurance-Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	167,000	172,248
Berkshire Hathaway, Inc. Senior Notes 3.40% due 01/31/2022	540,000	582,756

		755,004

Internet Security — 0.1%
VeriSign, Inc. Company Guar. Notes 4.63% due 05/01/2023	2,300,000	2,363,250

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	630,000	657,593
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	105,121
Legg Mason, Inc. Senior Notes 4.75% due 03/15/2026	111,000	115,172

		877,886

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	720,000	744,498
Caterpillar Financial Services Corp. Notes 3.25% due 12/01/2024	180,000	188,725
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	128,189

		1,061,412

Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	360,000	363,984
John Deere Capital Corp. Senior Notes 1.60% due 07/13/2018	71,000	71,708

John Deere Capital Corp. Senior Notes 3.35% due 06/12/2024	450,000	477,117
John Deere Capital Corp. Senior Notes 3.40% due 09/11/2025	54,000	57,154

		969,963

Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	62,000	63,961

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	180,000	191,631
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	253,000	281,753
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	2,000,000	2,281,552

		2,754,936

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	300,000	305,443
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	2,462,000	2,509,593

		2,815,036

Medical Products — 0.4%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	180,000	184,703
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	180,000	191,614
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	2,000,000	2,212,654
Stryker Corp. Senior Notes 3.50% due 03/15/2026	56,000	58,720
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	4,671,000	4,754,798

		7,402,489

Medical-Biomedical/Gene — 0.7%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	320,000	328,449
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	720,000	770,982
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	178,000	189,930
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	1,756,000	2,000,934
Celgene Corp. Senior Notes 1.90% due 08/15/2017	2,200,000	2,216,880
Celgene Corp. Senior Notes 2.88% due 08/15/2020	4,512,000	4,672,988
Celgene Corp. Senior Notes 3.63% due 05/15/2024	336,000	350,069
Celgene Corp. Senior Notes 5.00% due 08/15/2045	114,000	125,195
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	112,000	118,671
Gilead Sciences, Inc. Senior Notes 3.65% due 03/01/2026	180,000	192,326
Gilead Sciences, Inc. Senior Notes 4.60% due 09/01/2035	86,000	94,319
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	1,195,000	1,325,556
Gilead Sciences, Inc. Senior Notes 4.80% due 04/01/2044	1,900,000	2,148,786

		14,535,085

Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	256,000	264,278
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	1,087,000	1,130,717
Allergan, Inc. Company Guar. Notes 2.80% due 03/15/2023	300,000	295,834
Allergan, Inc. Company Guar. Notes 3.38% due 09/15/2020	138,000	144,208
Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*	95,000	97,600
Baxalta, Inc. Senior Notes 5.25% due 06/23/2045*	47,000	50,741
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	2,100,000	2,232,529
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	5,188,000	5,671,947

Forest Laboratories LLC Senior Notes 5.00% due 12/15/2021*	450,000	496,443
Johnson & Johnson Senior Notes 3.55% due 03/01/2036	90,000	94,982
Merck & Co., Inc. Senior Notes 2.35% due 02/10/2022	131,000	133,541
Merck & Co., Inc. Senior Notes 3.70% due 02/10/2045	34,000	34,768
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023	500,000	503,834
Zoetis, Inc. Senior Notes 3.45% due 11/13/2020	30,000	30,900
Zoetis, Inc. Senior Notes 4.50% due 11/13/2025	84,000	89,587

		11,271,909

Medical-Generic Drugs — 0.1%
Mylan, Inc. Senior Notes 1.35% due 11/29/2016	630,000	628,848
Mylan, Inc. Company Guar. Notes 1.80% due 06/24/2016	360,000	360,310

		989,158

Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	540,000	554,096
Anthem, Inc. Senior Notes 4.65% due 08/15/2044	180,000	185,393
UnitedHealth Group, Inc. Senior Notes 1.90% due 07/16/2018	145,000	147,612
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	207,134
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	3,222,000	3,417,778
UnitedHealth Group, Inc. Senior Note 4.63% due 07/15/2035	160,000	180,603

		4,692,616

Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	2,153,000	2,236,429
Texas Health Resources Senior Notes 4.33% due 11/15/2055	400,000	405,693

		2,642,122

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	105,000	112,575
Cardinal Health, Inc. Senior Notes 4.90% due 09/15/2045	90,000	100,062

		212,637

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	240,000	254,481
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	161,363
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	110,817

		526,661

Metal-Copper — 0.1%
Freeport Minerals Corp. Company Guar. Notes 9.50% due 06/01/2031	250,000	245,000
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 2.38% due 03/15/2018	270,000	259,200
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,720,000	1,440,500
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	193,000	147,626
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	216,000	162,000

		2,254,326

Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025	540,000	578,248
Time Warner, Inc. Company Guar. Notes 3.55% due 06/01/2024	630,000	656,240
Time Warner, Inc. Company Guar. Notes 4.00% due 01/15/2022	630,000	676,175
Time Warner, Inc. Company Guar. Notes 6.50% due 11/15/2036	200,000	243,993

Viacom, Inc. Senior Notes 2.75% due 12/15/2019	180,000	181,798
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	450,000	404,587
Walt Disney Co. Senior Notes 1.85% due 05/30/2019	450,000	459,225
Walt Disney Co. Senior Notes 3.00% due 02/13/2026	300,000	317,291
Walt Disney Co. Senior Notes 3.15% due 09/17/2025	150,000	160,661

		3,678,218

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	360,000	378,481
Cisco Systems, Inc. Senior Notes 2.95% due 02/28/2026	88,000	91,937
Cisco Systems, Inc. Senior Notes 3.00% due 06/15/2022	222,000	235,358
Cisco Systems, Inc. Senior Notes 3.63% due 03/04/2024	360,000	397,557

		1,103,333

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 5.00% due 03/01/2020	450,000	491,061
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	116,000	118,899
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	42,000	42,495

		652,455

Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 2.75% due 09/01/2020	250,000	240,280

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc. Senior Notes 4.88% due 11/01/2043	180,000	130,265
Diamond Offshore Drilling, Inc. Senior Notes 5.70% due 10/15/2039	320,000	247,710
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	270,000	247,951
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	270,000	255,400

		881,326

Oil Companies-Exploration & Production — 0.2%
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	308,000	326,756
Anadarko Petroleum Corp. Senior Notes 8.70% due 03/15/2019	360,000	410,127
Apache Corp. Senior Notes 5.10% due 09/01/2040	270,000	269,929
Apache Corp. Senior Notes 6.00% due 01/15/2037	360,000	388,751
CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025	436,000	429,795
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	360,000	325,971
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	100,000	107,694
Devon Financing Corp. LLC Company Guar. Bonds 7.88% due 09/30/2031	200,000	214,125
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	106,945
EOG Resources, Inc. Senior Notes 5.10% due 01/15/2036	235,000	255,894
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	245,000	279,487
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	450,000	459,222
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	180,000	170,408
Noble Energy, Inc. Company Guar. Notes 5.63% due 05/01/2021	133,000	136,674
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	88,000	91,040
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	114,000	119,672
Occidental Petroleum Corp. Senior Notes 4.63% due 06/15/2045	53,000	58,502

		4,150,992

Oil Companies-Integrated — 0.1%
ConocoPhillips Co. Company Guar. Notes 2.20% due 05/15/2020	123,000	123,084
ConocoPhillips Co. Company Guar. Notes 2.40% due 12/15/2022	540,000	524,098
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	225,000	225,472
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/2029	200,000	240,689
Exxon Mobil Corp. Senior Notes 2.40% due 03/06/2022	450,000	459,284
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	324,000	331,581
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	183,000	194,961
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	450,000	400,051
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	100,000	95,799

		2,595,019

Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	1,857,000	1,552,118
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	500,000	543,500
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,676,000	1,562,731

		3,658,349

Oil-Field Services — 0.2%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023	2,800,000	2,520,000
Halliburton Co. Senior Notes 3.38% due 11/15/2022	92,000	93,725
Halliburton Co. Senior Notes 3.50% due 08/01/2023	350,000	357,225
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	86,740
Schlumberger Holdings Corp. Senior Notes 3.63% due 12/21/2022*	220,000	229,201

		3,286,891

Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	2,700,000	3,042,635

Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 3.50% due 06/15/2024	180,000	182,882
Express Scripts Holding Co. Company Guar. Notes 3.90% due 02/15/2022	540,000	568,049

		750,931

Pipelines — 1.3%
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	180,000	167,802
Buckeye Partners LP Senior Notes 2.65% due 11/15/2018	150,000	150,450
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	250,000	258,780
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	236,287
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	179,000	163,897
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026	173,000	167,839
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	3,000,000	2,541,120
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	2,256,000	1,919,159
EnLink Midstream Partners LP Senior Notes 2.70% due 04/01/2019	187,000	172,613
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	358,000	308,644
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	115,000	86,433
Enterprise Products Operating LLC Company Guar. Notes 3.35% due 03/15/2023	200,000	203,061
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	270,000	278,601

Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	749,331
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	45,000	45,548
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	168,405
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	45,000	49,816
Gulf South Pipeline Co. LP Senior Notes 4.00% due 06/15/2022	945,000	877,675
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,700,000	4,225,939
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	103,000	99,142
Magellan Midstream Partners LP Senior Notes 4.25% due 02/01/2021	150,000	159,214
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	236,007
ONEOK Partners LP Company Guar. Notes 3.20% due 09/15/2018	140,000	139,324
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	130,000	122,410
ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	650,000	657,149
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	228,574
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	630,000	560,023
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	180,000	161,407
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.65% due 10/15/2025	150,000	142,999
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.90% due 02/15/2045	270,000	221,305
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	2,300,000	2,285,625
Spectra Energy Capital LLC Company Guar. Notes 3.30% due 03/15/2023	540,000	498,458
Spectra Energy Capital LLC Senior Notes 7.50% due 09/15/2038	370,000	397,008
Spectra Energy Capital LLC Company Guar. Notes 8.00% due 10/01/2019	1,800,000	2,067,590
Spectra Energy Partners LP Senior Notes 3.50% due 03/15/2025	313,000	311,212
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	2,380,000	2,307,919
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.40% due 04/01/2021	225,000	231,266
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.95% due 01/15/2043	567,000	491,162
Western Gas Partners LP Senior Notes 5.38% due 06/01/2021	99,000	100,568
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	181,000	155,765
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	973,000	758,940

		25,104,467

Racetracks — 0.1%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	1,705,000	1,775,331

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 4.25% due 05/15/2020*	2,515,000	2,562,156

Real Estate Investment Trusts — 1.2%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,900,000	3,221,195
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	154,967

Boston Properties LP Senior Notes 3.80% due 02/01/2024	2,100,000	2,221,972
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	945,000	959,523
DDR Corp. Senior Notes 3.38% due 05/15/2023	2,500,000	2,446,857
Duke Realty LP Company Guar. Notes 4.38% due 06/15/2022	270,000	287,406
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	3,440,000	3,581,040
Equity Commonwealth Senior Notes 5.88% due 09/15/2020	490,000	531,324
ERP Operating LP Senior Notes 2.38% due 07/01/2019	270,000	275,339
ERP Operating LP Senior Notes 4.75% due 07/15/2020	270,000	300,070
HCP, Inc. Senior Notes 3.88% due 08/15/2024	3,500,000	3,433,426
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	540,000	546,026
Mid-America Apartments LP Senior Notes 4.30% due 10/15/2023	2,500,000	2,650,785
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	301,574
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	300,000	302,366
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	102,099
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	360,000	366,681
Simon Property Group LP Senior Notes 3.30% due 01/15/2026	81,000	85,182
Simon Property Group LP Senior Notes 3.75% due 02/01/2024	270,000	292,402
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	251,334
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.25% due 03/01/2022	630,000	669,240

		22,980,808

Real Estate Operations & Development — 0.0%
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	57,000	60,579

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	685,000	691,712
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	1,000,000	1,292,468

		1,984,180

Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	2,500,000	2,587,500

Retail-Apparel/Shoe — 0.1%
Gap, Inc. Senior Notes 5.95% due 04/12/2021	1,900,000	2,026,255

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc. Senior Notes 4.92% due 08/01/2034	450,000	429,556
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	2,000,000	1,810,028

		2,239,584

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	81,000	81,979
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	781,000	808,296
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	172,000	189,719
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	201,801
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	190,299
Lowe’s Cos, Inc. Senior Notes 3.38% due 09/15/2025	119,000	127,391
Lowe’s Cos., Inc. Senior Notes 5.50% due 10/15/2035	300,000	363,335

		1,962,820

Retail-Discount — 0.0%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	215,000	218,327
Target Corp. Senior Notes 3.50% due 07/01/2024	270,000	295,908
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	270,000	292,459

		806,694

Retail-Drug Store — 0.7%
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	3,824,000	4,071,084
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	810,000	891,742
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	3,064,000	3,580,737
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.30% due 11/18/2021	605,000	627,899
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	3,100,000	3,234,974
Walgreens Boots Alliance, Inc. Company Guar. Notes 4.50% due 11/18/2034	460,000	459,192

		12,865,628

Retail-Regional Department Stores — 0.1%
Federated Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/2037	200,000	207,519
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.63% due 06/01/2024	360,000	357,344
Macy’s Retail Holdings, Inc. Company Guar. Notes 4.50% due 12/15/2034	370,000	340,657
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 01/15/2032	200,000	211,768

		1,117,288

Retail-Restaurants — 0.2%
McDonald’s Corp. Senior Notes 3.70% due 01/30/2026	2,191,000	2,346,072
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	168,814
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	131,975
Starbucks Corp. Senior Notes 4.30% due 06/15/2045	153,000	171,870
Yum! Brands, Inc. Senior Notes 5.35% due 11/01/2043	302,000	242,355

		3,061,086

Satellite Telecom — 0.1%
SES Global Americas Holdings GP Company Guar. Notes 5.30% due 03/25/2044*	1,900,000	1,743,288

Security Services — 0.1%
ADT Corp. Senior Notes 6.25% due 10/15/2021	2,100,000	2,172,492

Special Purpose Entity — 0.0%
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017	300,000	308,156

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 4.00% due 08/01/2023	630,000	659,907
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,707,000	1,745,408

		2,405,315

Telecom Services — 0.0%
GTP Acquisition Partners I LLC Sec. Revenue Notes 2.35% due 06/15/2045*	155,000	154,628

Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 3.00% due 02/15/2022	900,000	920,531
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	853,000	870,064
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	56,000	56,926
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	300,000	317,759
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	180,000	189,108
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	4,818,000	4,845,684
AT&T, Inc. Senior Notes 4.60% due 02/15/2021	630,000	690,084
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	119,000	119,907

BellSouth Corp. Senior Notes 6.55% due 06/15/2034	500,000	565,704
BellSouth Corp. Senior Notes 6.88% due 10/15/2031	977,000	1,140,331
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025*	2,578,000	2,603,780
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	1,110,000	1,143,711
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	630,000	642,059
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	1,890,000	2,173,676
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	3,002,000	3,959,749

		20,239,073

Television — 0.0%
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	540,000	564,168

Tobacco — 0.4%
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022	3,768,000	4,097,489
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	1,486,000	1,645,694
Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	246,000	301,960
Reynolds American, Inc. Company Guar. Notes 8.13% due 06/23/2019	1,800,000	2,147,069

		8,192,212

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 03/15/2023	300,000	312,808
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	761,982
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	435,913
CSX Corp. Senior Notes 3.40% due 08/01/2024	630,000	662,983
CSX Corp. Senior Notes 3.95% due 05/01/2050	70,000	67,064
Union Pacific Corp. Senior Notes 3.25% due 01/15/2025	540,000	574,752
Union Pacific Railroad Co. Pass Through Certs. 2.70% due 05/12/2027	380,000	384,199

		3,199,701

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 3.90% due 02/01/2035	270,000	264,122
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	360,000	361,992
Ryder System, Inc. Senior Notes 2.50% due 05/11/2020	147,000	146,264
Ryder System, Inc. Senior Notes 2.88% due 09/01/2020	57,000	57,438

		829,816

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	250,000	251,459
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	360,000	369,549

		621,008

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Senior Notes 4.13% due 11/15/2025	251,000	268,589

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	451,000	475,051

Total U.S. Corporate Bonds & Notes (cost $531,675,564)		534,321,972

FOREIGN CORPORATE BONDS & NOTES — 5.4%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	330,866

Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 3.38% due 03/15/2025	158,000	156,750
Agrium, Inc. Senior Notes 4.13% due 03/15/2035	660,000	608,475
Agrium, Inc. Senior Notes 5.25% due 01/15/2045	270,000	279,871

Potash Corp. of Saskatchewan, Inc. Senior Notes 3.00% due 04/01/2025	302,000	295,335

		1,340,431

Banks-Commercial — 0.9%
ANZ New Zealand International, Ltd. Company Guar. Notes 1.75% due 03/29/2018*	328,000	327,954
ANZ New Zealand International, Ltd. Company Guar. Notes 2.85% due 08/06/2020*	250,000	255,142
Bank of Montreal Senior Notes 1.40% due 04/10/2018	300,000	300,258
Bank of Montreal Senior Notes 2.38% due 01/25/2019	178,000	181,701
Bank of Nova Scotia FRS Senior Notes 0.94% due 04/11/2017	400,000	399,819
Bank of Nova Scotia Bonds 1.85% due 04/14/2020	550,000	547,035
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.15% due 09/14/2018*	250,000	251,707
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.70% due 09/09/2018*	2,200,000	2,246,939
Barclays Bank PLC Sub. Notes 7.63% due 11/21/2022	700,000	763,000
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,166,351
BPCE SA Sub. Notes 4.88% due 04/01/2026*	350,000	352,618
Canadian Imperial Bank of Commerce Sec. Notes 2.25% due 07/21/2020*	273,000	276,986
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	201,000	206,487
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 4.38% due 08/04/2025	250,000	261,462
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 4.63% due 12/01/2023	400,000	424,824
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	250,000	255,295
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	528,000	561,271
HSBC Bank PLC Senior Notes 4.75% due 01/19/2021*	1,260,000	1,393,387
ING Bank NV Senior Notes 1.80% due 03/16/2018*	600,000	602,243
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	944,000	917,374
Macquarie Bank, Ltd. Senior Notes 2.85% due 07/29/2020*	250,000	254,126
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	254,547
National Australia Bank, Ltd. NY Senior Notes 3.38% due 01/14/2026	250,000	260,907
Nordea Bank AB Senior Notes 2.50% due 09/17/2020*	300,000	305,257
Nordea Bank AB Sub. Notes 4.25% due 09/21/2022*	450,000	468,546
Rabobank Nederland NV Company Guar. Notes 3.88% due 02/08/2022	300,000	322,954
Royal Bank of Canada Senior Notes 1.80% due 07/30/2018	380,000	382,855
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	300,000	298,095
Santander UK Group Holdings PLC Senior Notes 2.88% due 10/16/2020	400,000	398,095
Standard Chartered PLC Senior Notes 1.70% due 04/17/2018*	270,000	266,706
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	250,000	252,720
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.78% due 03/09/2026	188,000	196,475
Svenska Handelsbanken AB Company Guar. Notes 2.40% due 10/01/2020	400,000	407,240
Toronto-Dominion Bank Senior Notes 1.75% due 07/23/2018	175,000	176,069
Toronto-Dominion Bank Senior Notes 2.25% due 11/05/2019	450,000	458,603
Westpac Banking Corp. Bonds 2.00% due 03/03/2020*	439,000	440,242

Westpac Banking Corp. Senior Notes 2.60% due 11/23/2020	220,000	224,910

		18,060,200

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	300,000	304,747

Banks-Money Center — 0.6%
ABN AMRO Bank NV Senior Notes 1.80% due 06/04/2018*	438,000	437,495
ABN AMRO Bank NV Senior Notes 4.25% due 02/02/2017*	2,100,000	2,138,800
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	200,000	204,414
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	3,400,000	3,479,886
DBS Bank, Ltd. VRS Senior Sub. Notes 3.63% due 09/21/2022*	4,300,000	4,409,573
Lloyds Bank PLC Company Guar. Notes 1.75% due 03/16/2018	423,000	422,606
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	200,000	209,781
Mizuho Bank, Ltd. Company Guar. Notes 1.80% due 03/26/2018*	242,000	242,293

		11,544,848

Cable/Satellite TV — 0.1%
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	1,160,000	1,161,508

Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Notes 5.00% due 03/30/2020	810,000	894,752
Rogers Communications, Inc. Company Guar. Notes 4.10% due 10/01/2023	540,000	587,500
Rogers Communications, Inc. Company Guar. Notes 8.75% due 05/01/2032	136,000	191,717
Vodafone Group PLC Senior Notes 2.50% due 09/26/2022	95,000	93,601
Vodafone Group PLC Senior Notes 2.95% due 02/19/2023	95,000	94,979
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	336,483

		2,199,032

Chemicals-Diversified — 0.3%
LYB International Finance BV Company Guar. Notes 4.88% due 03/15/2044	1,137,000	1,187,393
LyondellBasell Industries NV Senior Notes 5.75% due 04/15/2024	3,262,000	3,804,324

		4,991,717

Cruise Lines — 0.1%
Carnival Corp. Company Guar. Notes 3.95% due 10/15/2020	2,100,000	2,241,181

Diversified Banking Institutions — 0.7%
Barclays PLC Senior Notes 3.25% due 01/12/2021	652,000	656,639
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,361,878
Barclays PLC Senior Notes 5.25% due 08/17/2045	200,000	209,135
BNP Paribas SA Sub. Notes 4.38% due 09/28/2025*	500,000	507,636
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	200,000	199,352
Credit Suisse Group Funding Guernsey, Ltd Company Guar. Notes 3.45% due 04/16/2021*	250,000	252,585
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025	2,560,000	2,499,226
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.80% due 09/15/2022	250,000	252,854
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 4.88% due 05/15/2045	250,000	253,414
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	92,000	91,881
Deutsche Bank AG Senior Notes 2.95% due 08/20/2020	200,000	200,600
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	450,179

HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	201,676
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	600,000	750,042
Mizuho Financial Group, Inc. Senior Notes 2.63% due 04/12/2021*	200,000	200,106
Royal Bank of Scotland Group PLC Senior Notes 4.80% due 04/05/2026	250,000	254,735
UBS Group Funding Jersey, Ltd. Company Guar. Notes 3.00% due 04/15/2021*	3,097,000	3,106,774
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*	1,627,000	1,669,287
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*	280,000	287,604

		14,405,603

Diversified Financial Services — 0.1%
GE Capital International Funding Co. Company Guar. Notes 2.34% due 11/15/2020*	365,000	373,437
GE Capital International Funding Co. Company Guar. Notes 3.37% due 11/15/2025*	2,011,000	2,148,056

		2,521,493

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 2.63% due 05/01/2020	180,000	180,362
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	155,445
Pentair Finance SA Company Guar. Notes 2.90% due 09/15/2018	248,000	248,830
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.90% due 05/27/2022*	250,000	261,591
Tyco International Finance SA Company Guar. Notes 5.13% due 09/14/2045	60,000	64,041

		910,269

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	810,000	863,515
Teck Resources, Ltd. Company Guar. Notes 4.75% due 01/15/2022	720,000	597,600

		1,461,115

Electric-Integrated — 0.4%
EDP Finance BV Senior Notes 4.90% due 10/01/2019*	1,040,000	1,097,169
EDP Finance BV Senior Notes 5.25% due 01/14/2021*	3,065,000	3,228,119
Enel Finance International NV Company Guar. Notes 6.25% due 09/15/2017*	2,800,000	2,973,796

		7,299,084

Electronic Components-Misc. — 0.0%
Philips Electronics NV Senior Notes 3.75% due 03/15/2022	540,000	575,128

Finance-Investment Banker/Broker — 0.1%
Macquarie Group, Ltd. Senior Notes 3.00% due 12/03/2018*	449,000	460,733
Macquarie Group, Ltd. Senior Notes 6.25% due 01/14/2021*	1,260,000	1,434,181

		1,894,914

Gold Mining — 0.1%
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	2,300,000	2,167,750

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	362,695

Investment Management/Advisor Services — 0.0%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	125,000	131,217

Medical-Drugs — 0.1%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	1,160,000	1,138,250
Teva Pharmaceutical Finance Co. BV Company Guar. Notes 2.40% due 11/10/2016	400,000	402,945

		1,541,195

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,736,000	1,773,218
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	230,000	235,623

Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,835,000	1,835,640

		3,844,481

Metal-Diversified — 0.0%
Rio Tinto Finance USA PLC Company Guar. Notes 3.50% due 03/22/2022	540,000	561,555

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.85% due 09/29/2024	360,000	373,037

Oil & Gas Drilling — 0.0%
Ensco PLC Senior Notes 5.20% due 03/15/2025	132,000	96,195
Ensco PLC Senior Notes 5.75% due 10/01/2044	80,000	53,400
Noble Holding International, Ltd. Company Guar. Notes 5.00% due 03/16/2018	57,000	55,860
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	180,000	116,100
Odebrecht Offshore Drilling Finance, Ltd. Senior Notes 6.75% due 10/01/2023*	2,902,020	377,263

		698,818

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 1.75% due 01/15/2018	180,000	176,966
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	180,000	170,152
Canadian Natural Resources, Ltd. Senior Notes 6.45% due 06/30/2033	248,000	245,649
CNOOC Finance 2013, Ltd. Company Guar. Notes 1.13% due 05/09/2016	500,000	499,950
Sinopec Group Overseas Development 2012, Ltd. Company Guar. Notes 3.90% due 05/17/2022*	300,000	313,918
Sinopec Group Overseas Development 2014, Ltd. Company Guar. Notes 1.75% due 04/10/2017*	200,000	200,260

		1,606,895

Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	148,000	152,652
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	116,000	117,095
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	187,727
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	720,000	766,387
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	300,000	269,109
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	297,000	288,418
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	157,500
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	177,078
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	100,000	100,000
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	351,712
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 03/01/2018	500,000	524,140
Petro-Canada Notes 5.95% due 05/15/2035	200,000	216,699
Petro-Canada Senior Notes 6.05% due 05/15/2018	450,000	481,177
Petrobras Global Finance BV FRS Company Guar. Notes 3.00% due 03/17/2017	400,000	389,600
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/2019	500,000	498,125
Petroleos Mexicanos Company Guar. Notes 4.25% due 01/15/2025	180,000	170,712
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	700,000	735,000
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*	112,000	120,935
Petroleos Mexicanos Company Guar. Notes 6.88% due 08/04/2026*	179,000	197,527
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	630,000	632,920
Shell International Finance BV Company Guar. Notes 4.13% due 05/11/2035	126,000	133,849

Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	200,000	260,034
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	720,000	714,971
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	92,689
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	180,000	182,723
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	540,000	579,027
Total Capital International SA Company Guar. Notes 2.70% due 01/25/2023	200,000	201,222
Total Capital International SA Company Guar. Notes 2.75% due 06/19/2021	720,000	745,920

		9,444,948

Oil-Field Services — 0.2%
Schlumberger Investment SA Company Guar. Notes 3.30% due 09/14/2021*	540,000	564,176
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	3,951,000	3,943,746

		4,507,922

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT VRS Sec. Notes 0.00% due 04/28/2027*†(4)(10)	731,485	21,945
Pabrik Kertas Tjiwi Kimia Tbk PT FRS Sec. Notes 3.64% due 04/28/2018*†(4)(10)	197,463	5,924
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.64% due 04/28/2018*†(4)(10)	289,270	0
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.64% due 04/28/2027*†(4)(10)	1,756,853	0

		27,869

Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 1.88% due 01/12/2018	180,000	180,155
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	260,230
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	369,403
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	185,000	203,450

		1,013,238

Telephone-Integrated — 0.0%
France Telecom SA Senior Notes 9.00% due 03/01/2031	258,000	403,152

Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,200,000	2,282,500

Tobacco — 0.2%
Imperial Tobacco Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	4,571,000	4,815,709

Transport-Marine — 0.1%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. Senior Sec. Notes 7.38% due 01/15/2022*	2,400,000	966,000

Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	600,000	656,257
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	51,000	59,942

		716,199

Total Foreign Corporate Bonds & Notes (cost $109,572,039)		106,707,316

U.S. GOVERNMENT AGENCIES — 27.4%
Federal Home Loan Mtg. Corp. — 5.3%
3.00% due 11/01/2030	1,083,196	1,133,749
3.00% due 03/01/2043	1,671,726	1,723,456
3.00% due 04/01/2043	126,549	130,582
3.00% due 05/01/2043	196,954	203,766
3.50% due 08/01/2026	70,734	74,930
3.50% due 02/01/2042	260,957	275,443
3.50% due 05/01/2042	68,693	72,252
3.50% due 07/01/2042	370,868	389,094
3.50% due 03/01/2043	209,714	219,915
3.50% due 09/01/2045	8,496,859	8,907,964
3.50% due 12/01/2045	4,573,802	4,795,097
4.00% due 07/01/2025	202,094	215,468
4.00% due 10/01/2040	266,329	285,184
4.00% due 11/01/2040	166,037	177,784
4.00% due 01/01/2041	1,560,766	1,670,459
4.00% due 11/01/2043	351,889	375,927
4.00% due 04/01/2044	2,114,605	2,261,839
4.00% due April TBA	2,899,556	3,096,182
4.50% due 07/01/2025	57,794	60,934
4.50% due 07/01/2040	1,172,380	1,280,661
4.50% due 03/01/2041	66,240	72,191
4.50% due 05/01/2041	165,813	181,316
5.00% due 09/01/2019	69,006	72,060

5.00% due 11/01/2035	40,730	44,943
5.00% due 10/01/2036	70,386	78,057
5.00% due 12/01/2036	37,808	41,929
5.00% due 10/01/2037	13,762	15,256
5.00% due 08/01/2039	44,575	49,676
5.00% due 01/01/2040	61,914	69,000
5.00% due 04/01/2040	31,680	35,085
5.50% due 10/01/2017	25,268	25,899
5.50% due 08/01/2019	98,240	103,407
5.50% due 05/01/2036	15,071	16,913
5.50% due 12/01/2036	3,761	4,225
5.50% due 01/01/2038	50,057	56,464
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series KF-12, Class A FRS
1.14% due 09/25/2022(1)	1,695,312	1,701,751
Series K712, Class A2
1.87% due 11/25/2019(1)	5,163,000	5,236,170
Series K054, Class A2
2.75% due 01/25/2026(1)	1,419,000	1,459,450
Series K708, Class A2
2.13% due 01/25/2019(1)	4,650,000	4,744,835
Series K705, Class A2
2.30% due 09/25/2018(1)	4,743,382	4,851,986
Series K706, Class A2
2.32% due 10/25/2018(1)	5,315,000	5,445,970
Series K704, Class A2
2.41% due 08/25/2018(1)	942,254	964,154
Series KJO2, Class A2
2.60% due 09/25/2020(1)	218,000	225,195
Series KSMC, Class A2
2.62% due 01/25/2023(1)	10,325,000	10,637,221
Series K703, Class A2
2.70% due 05/25/2018(1)	499,992	510,922
Series K720, Class A2
2.72% due 06/25/2022(1)	930,138	975,330
Series K718, Class A2
2.79% due 01/25/2022(1)	1,699,000	1,789,083
Series K044, Class A2
2.81% due 01/25/2025(1)	1,464,000	1,519,900
Series K715, Class A2
2.86% due 01/25/2021(1)	205,000	216,086
Series K714, Class A2
3.03% due 10/25/2020 VRS(1)	1,042,000	1,103,137
Series K033, Class A2
3.06% due 07/25/2023 VRS(1)	4,682,000	4,981,569
Series K030, Class A2
3.25% due 04/25/2023 VRS(1)	5,200,000	5,600,682
Series K029, Class A2
3.32% due 02/25/2023 VRS(1)	3,000,000	3,245,316
Series K047, Class A2
3.33% due 05/25/2025(1)	2,283,000	2,459,549
Series K007, Class A2
4.22% due 03/25/2020(1)	365,949	400,004
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA
zero coupon due 11/15/2037(2)	1,369,927	1,296,163
Series 3582, Class MB
zero coupon due 10/15/2039(2)	1,180,192	1,070,871
Series 4077, Class MF
0.93% due 07/15/2042 FRS(2)	644,432	645,276
Series 4374, Class NC
1.75% due 02/15/2046(2)	1,622,939	1,694,130
Series 4371, Class GZ
2.00% due 05/15/2042(2)	1,234,760	990,566
Series 2691, Class ZU
5.50% due 09/15/2033(2)	4,435,755	4,983,330
Federal Home Loan Mtg. Corp. STRIPS 3.50% due 07/15/2042(2)	3,991,115	4,152,378
3.00% due 08/15/2042(2)	2,565,230	2,615,126
3.00% due 01/15/2044(2)	871,089	888,035

		104,621,292

Federal National Mtg. Assoc. — 15.4%
0.82% due 03/01/2025 FRS	7,811,299	7,827,946
0.93% due 11/01/2023 FRS	993,264	992,738
2.32% due 03/01/2023	3,754,111	3,820,385
2.35% due 01/01/2023	3,000,000	3,056,811
2.38% due 03/01/2023	7,800,077	7,964,709
2.41% due 05/01/2023	110,127	112,394
2.55% due 05/01/2023	113,758	117,060
2.70% due 04/01/2025	10,000,000	10,299,606
2.77% due 03/01/2022	508,529	530,320
2.81% due 06/01/2022	7,098,508	7,420,720
2.82% due 07/01/2022	3,117,362	3,261,869
2.83% due 05/01/2027	2,500,000	2,565,636
2.83% due 06/01/2027	2,000,000	2,051,107
2.84% due 04/01/2025	4,131,151	4,300,584
2.89% due 05/01/2027	4,000,000	4,158,968
2.92% due 02/01/2030	1,700,000	1,719,296
2.92% due 05/01/2030	2,000,000	2,000,200
2.93% due 01/01/2025	3,068,625	3,210,510
2.94% due 05/01/2030	1,680,000	1,678,286
2.96% due 06/01/2027	2,000,000	2,091,168
2.97% due 06/01/2030	2,000,000	2,012,352
3.00% due 03/01/2027	77,735	81,433
3.00% due 04/01/2027	483,278	506,142
3.00% due 04/01/2030	357,298	373,512
3.00% due 10/01/2030	3,572,387	3,734,496
3.00% due 11/01/2030	201,321	210,879
3.00% due 12/01/2030	340,369	356,574
3.00% due 05/01/2043	825,018	845,256
3.03% due 04/01/2030	2,000,000	2,015,428
3.04% due 12/01/2024	2,715,869	2,863,025
3.05% due 09/01/2024	5,786,997	6,112,709
3.07% due 09/01/2024	4,388,111	4,641,310
3.10% due 09/01/2025	3,300,000	3,494,255
3.12% due 06/01/2035	2,000,000	1,982,816
3.13% due 04/01/2030	5,000,000	5,105,118
3.13% due 06/01/2030	1,000,000	1,018,368
3.16% due 02/01/2032	2,840,000	3,006,077
3.20% due 06/01/2030	1,000,000	1,028,476

3.23% due 11/01/2020	4,794,659	5,092,460
3.30% due 10/01/2021	12,211,141	13,019,673
3.30% due 07/01/2030	1,005,000	1,041,431
3.48% due 11/01/2020	4,052,486	4,350,177
3.49% due 12/01/2020	4,073,616	4,377,103
3.50% due 06/01/2043	4,602,392	4,831,291
3.50% due 07/01/2043	1,622,026	1,702,650
3.50% due 08/01/2043	872,744	916,213
3.50% due 04/01/2022	283,671	299,961
3.50% due 11/01/2041	31,954	33,744
3.50% due 01/01/2042	418,219	441,796
3.50% due 04/01/2043	172,276	180,853
3.50% due 07/01/2043	339,672	356,556
3.50% due 03/01/2045	1,964,670	2,059,552
3.76% due 12/01/2035	1,991,333	2,115,694
3.77% due 12/01/2025	1,500,000	1,660,909
3.84% due 05/01/2018	2,740,000	2,855,068
3.99% due 07/01/2021	1,474,002	1,616,965
4.00% due 04/01/2020	1,628,033	1,694,878
4.00% due 01/01/2035	7,143,732	7,725,437
4.00% due 01/01/2043	2,904,368	3,112,160
4.00% due 06/01/2043	1,593,233	1,707,202
4.26% due 12/01/2019	294,507	319,800
4.00% due 09/01/2040	4,740,631	5,079,701
4.00% due 02/01/2041	364,676	390,778
4.00% due 06/01/2041	2,420,874	2,591,778
4.00% due 11/01/2041	1,006,660	1,078,646
4.00% due 01/01/2042	7,386,474	7,915,230
4.00% due 04/01/2042	1,216,084	1,309,332
4.00% due 12/01/2042	911,397	979,652
4.00% due 07/01/2043	1,192,697	1,276,023
4.00% due 09/01/2044	12,293,518	13,126,516
4.00% due 11/01/2044	4,914,900	5,248,189
4.00% due 02/01/2045	6,613,633	7,061,630
4.08% due 01/01/2029	862,369	967,374
4.30% due 06/01/2021	961,163	1,069,606
4.50% due 11/01/2042	3,808,250	4,153,590
4.50% due 06/01/2044	3,323,992	3,627,603
4.50% due 08/01/2018	200,062	205,800
4.50% due 05/01/2025	35,843	38,159
4.50% due 03/01/2034	156,040	171,177
4.50% due 01/01/2040	2,708,417	2,954,889
4.50% due 05/01/2040	56,282	61,543
4.50% due 10/01/2040	63,560	69,629
4.50% due 02/01/2041	542,764	592,214
4.50% due 04/01/2041	3,023,988	3,299,788
4.50% due 07/01/2042	1,586,269	1,730,632
4.50% due 04/01/2044	191,821	209,167
4.68% due 09/01/2019	275,000	301,596
5.00% due 03/01/2034	34,525	38,845
5.00% due 04/01/2034	49,073	54,483
5.00% due 05/01/2035	27,916	30,984
5.00% due 07/01/2035	64,071	70,817
5.00% due 08/01/2035	62,790	69,599
5.00% due 09/01/2035	20,156	22,340
5.00% due 10/01/2035	89,245	99,034
5.00% due 10/01/2039	41,984	47,006
5.00% due 11/01/2039	100,008	111,981
5.00% due 12/01/2039	99,335	111,231
5.00% due 02/01/2040	85,681	95,937
5.00% due 06/01/2040	63,598	70,969
5.00% due 03/01/2042	12,305,270	13,668,606
5.32% due 06/01/2018	220,204	234,007
5.50% due 11/01/2034	6,826	7,713
5.50% due 01/01/2036	271,127	306,455
5.50% due 11/01/2036	81,511	91,971
5.50% due 06/01/2037	307,630	344,244
5.50% due 08/01/2037	247,970	280,540
5.50% due 01/01/2038	50,032	55,970
5.50% due 12/01/2038	5,831,711	6,596,909
5.57% due 03/01/2038	3,043,815	3,424,769
6.00% due 02/01/2033	67,432	77,224
6.00% due 10/01/2035	27,168	30,967
6.00% due 01/01/2036	36,454	41,850
6.00% due 02/01/2037	26,334	30,048
6.00% due 03/01/2037	18,150	20,946
6.00% due 04/01/2037	20,674	23,803
6.00% due 06/01/2037	275,252	314,613
6.00% due 06/01/2038	96,370	111,028
6.00% due 10/01/2038	17,852	20,327
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO
zero coupon due 03/25/2038(2)	2,195,464	1,984,995
Series 2007-114, Class A6
0.64% due 10/27/2037 FRS(2)	1,067,503	1,062,989
Series 2015-M17, Class FA
1.36% due 11/25/2022 FRS(1)	2,238,635	2,242,010
Series 2012-96, Class CB
1.50% due 04/25/2039(2)	1,882,503	1,826,287
Series 2015-M7, Class A2
2.59% due 12/25/2024(1)	3,280,000	3,326,986
Series 2015-M3, Class A2
2.72% due 10/25/2024(1)	15,000,000	15,373,143
Series 2015-N8, Class A2
2.90% due 01/25/2025 VRS(1)	2,000,000	2,075,939
Series 2015-M10, Class A2
3.09% due 04/25/2027 VRS(1)	1,556,000	1,638,802
Series 2015-M2, Class A3
3.15% due 12/25/2024 VRS(1)	970,166	1,007,106
Series 2011-104, Class NY
4.00% due 03/25/2039(2)	1,672,637	1,847,214
Series 2010-45, Class A1
5.00% due 02/25/2021(2)(9)	3,814,375	206,918
Series 2010-47, Class MB 5.00% due 09/25/2039(2)	3,000,000	3,388,210
Series 2005-93, Class PZ
5.50% due 10/25/2035(2)	1,254,744	1,482,745
Series 2002-56, Class ZQ
6.00% due 09/25/2032(2)	900,829	1,034,194
Series 2005-109, Class GE
6.00% due 12/25/2035(2)	1,397,000	1,792,566
Series 2009-39, Class Z
6.00% due 06/25/2039(2)	2,780,791	3,527,267

		305,912,941

Government National Mtg. Assoc. — 5.8%
3.50% due 10/20/2033	1,423,806	1,514,530

3.50% due 11/15/2040	162,289	171,509
3.50% due 12/15/2041	161,636	171,746
3.50% due 02/15/2042	380,012	402,716
3.50% due 04/15/2042	59,771	63,342
3.50% due 12/20/2045	18,562,270	19,632,941
4.00% due 12/20/2042	1,398,851	1,513,286
4.00% due 09/20/2044	738,248	793,511
4.25% due 01/20/2045	2,506,420	2,710,820
4.25% due 02/20/2045	2,286,760	2,463,982
4.25% due 04/20/2045	1,966,500	2,121,562
4.25% due 06/20/2045	1,237,998	1,336,211
4.50% due 04/15/2039	104,100	116,280
4.50% due 05/15/2039	68,959	77,041
4.50% due 09/15/2039	72,353	81,128
4.50% due 01/15/2040	422,715	465,417
4.50% due 02/15/2040	516,036	567,449
4.50% due 03/15/2040	242,431	265,654
4.50% due 04/15/2040	267,831	295,210
4.50% due 06/15/2040	328,286	364,638
4.50% due 07/15/2040	121,665	134,053
4.50% due 01/20/2041	195,150	212,296
4.50% due 06/20/2041	211,096	229,639
4.50% due 09/20/2041	3,097,999	3,370,140
4.50% due 07/20/2045	2,797,892	3,006,102
5.50% due 12/15/2036	107,296	121,213
5.50% due 04/15/2038	29,759	33,237
5.50% due 01/20/2042	98,507	109,474
6.00% due 12/15/2032	48,661	55,839
6.00% due 01/15/2039	106,862	121,494
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP
zero coupon due 12/20/2040(2)	471,001	412,077
Series 2015-H15, Class FJ
0.88% due 06/20/2065 FRS(2)	987,469	970,809
Series 2015-H16, Class FG
0.88% due 07/20/2065 FRS(2)	2,010,970	1,980,695
Series 2015-H16, Class FL
0.88% due 07/20/2065 FRS(2)	3,494,932	3,434,657
Series 2011-H06, Class FA
0.89% due 02/20/2061 FRS(2)	1,790,349	1,771,601
Series 2015-H07, Class ES
0.90% due 02/20/2065 FRS(2)	3,371,098	3,334,164
Series 2015-H08, Class FC
0.91% due 03/20/2065 FRS(2)	8,618,070	8,498,553
Series 2015-H05, Class FC
0.92% due 02/20/2065 FRS(2)	4,746,283	4,680,428
Series 2015-H06, Class FA
0.92% due 02/20/2065 FRS(2)	4,255,227	4,207,460
Series 2015-H10, Class FC
0.92% due 04/20/2065 FRS(2)	4,922,960	4,852,781
Series 2015-H12, Class FA
0.92% due 05/20/2065 FRS(2)	2,856,307	2,816,212
Series 2013-H18, Class EA
0.94% due 07/20/2063 FRS(2)	2,543,480	2,519,624
Series 2015-H23, Class FB
0.96% due 09/20/2065 FRS(2)	1,469,912	1,452,492
Series 2015-H26, Class FG
0.96% due 10/20/2065 FRS(2)	1,023,500	1,010,817
Series 2012-H08, Class FB
1.04% due 03/20/2062 FRS(2)	2,296,866	2,286,040
Series 2014-H09, Class TA
1.04% due 04/20/2064 FRS(2)	1,258,648	1,251,626
Series 2015-H29, Class FL
1.04% due 11/20/2065 FRS(2)	3,682,719	3,654,813
Series 2015-H30, Class FE
1.04% due 11/20/2065 FRS(2)	3,969,700	3,939,396
Series 2015-H32, Class FH
1.10% due 12/20/2065 FRS(2)	1,173,248	1,168,441
Series 2014-168, Class VB
3.49% due 06/16/2047 VRS(1)	948,609	1,021,879
Series 2005-55, Class Z
4.75% due 07/20/2035(2)	6,303,499	6,937,911
Series 2009-92, Class ZC
5.00% due 10/20/2039(2)	2,582,241	3,058,929
Series 2010-105, Class B
5.00% due 08/20/2040(2)	2,000,000	2,323,114
Series 2015-137, Class WA
5.48% due 01/20/2038 VRS(2)	90,074	102,073
Series 2009-33, Class DB
5.50% due 05/20/2039(2)	1,671,525	1,796,868
Series 2015-137, Class W
5.55% due 10/20/2040 VRS(2)	3,879,703	4,373,121

		116,379,041

Resolution Funding — 0.2%
Resolution Funding Corp. STRIPS zero coupon due 0/15/2019	1,350,000	1,290,736
zero coupon due 07/15/2020	1,350,000	1,266,201
zero coupon due 01/15/2030	1,000,000	680,248

		3,237,185

Small Business Administration — 0.6%
Series 2013-20D, Class 1
2.08% due 04/01/2033	1,476,121	1,477,114
Series 2012-20H, Class 1
2.37% due 08/01/2032	1,043,877	1,054,625
Series 2013-20F, Class 1
2.45% due 06/01/2033	2,398,077	2,432,994
Series 2013-20G, Class 1
3.15% due 07/01/2033	3,045,038	3,185,732
Series 2013-20H, Class 1
3.16% due 08/01/2033	2,906,232	3,050,618
Series 2013-20I, Class 1
3.62% due 09/01/2033	1,448,843	1,567,303

		12,768,386

Tennessee Valley Authority — 0.0%
4.25% due 09/15/2065	645,000	671,237

Total U.S. Government Agencies (cost $540,835,743)		543,590,082

U.S. GOVERNMENT TREASURIES — 26.0%
United States Treasury Bonds STRIPS — 9.3%
zero coupon due 02/15/2018	1,710,000	1,686,168
zero coupon due 11/15/2018	2,250,000	2,201,508

zero coupon due 05/15/2019	5,940,000	5,766,748
zero coupon due 08/15/2019	4,680,000	4,519,064
zero coupon due 11/15/2019	5,040,000	4,845,103
zero coupon due 02/15/2020	1,080,000	1,034,385
zero coupon due 05/15/2020	8,820,000	8,398,624
zero coupon due 08/15/2020	3,660,000	3,467,817
zero coupon due 02/15/2021	7,740,000	7,258,820
zero coupon due 05/15/2021	11,790,000	10,999,186
zero coupon due 08/15/2021	2,430,000	2,252,073
zero coupon due 11/15/2021	60,000	55,303
zero coupon due 02/15/2022	2,070,000	1,893,301
zero coupon due 05/15/2022	3,980,000	3,618,588
zero coupon due 08/15/2022	4,500,000	4,073,090
zero coupon due 11/15/2022	7,260,000	6,528,156
zero coupon due 02/15/2023	7,735,000	6,904,300
zero coupon due 05/15/2023	9,720,000	8,619,783
zero coupon due 08/15/2023	2,345,000	2,069,362
zero coupon due 05/15/2024	90,000	77,846
zero coupon due 11/15/2024	710,000	606,078
zero coupon due 02/15/2025	800,000	677,690
zero coupon due 08/15/2026	90,000	73,129
zero coupon due 11/15/2026	3,240,000	2,614,288
zero coupon due 02/15/2027	5,490,000	4,396,249
zero coupon due 05/15/2027	2,430,000	1,931,233
zero coupon due 08/15/2027	1,170,000	921,820
zero coupon due 11/15/2027	1,620,000	1,267,843
zero coupon due 02/15/2028	1,800,000	1,396,123
zero coupon due 05/15/2028	2,970,000	2,284,370
zero coupon due 08/15/2028	1,440,000	1,100,275
zero coupon due 11/15/2028	1,260,000	956,380
zero coupon due 02/15/2029	1,800,000	1,355,845
zero coupon due 05/15/2029	1,260,000	942,030
zero coupon due 08/15/2029	2,070,000	1,537,261
zero coupon due 11/15/2029	4,210,000	3,099,979
zero coupon due 02/15/2030	3,330,000	2,429,874
zero coupon due 05/15/2030	2,700,000	1,959,906
zero coupon due 08/15/2030	2,660,000	1,915,979
zero coupon due 11/15/2030	810,000	579,240
zero coupon due 02/15/2031	1,260,000	897,372
zero coupon due 05/15/2031	2,520,000	1,773,949
zero coupon due 11/15/2031	2,440,000	1,695,319
zero coupon due 02/15/2032	2,490,000	1,715,401
zero coupon due 05/15/2032	5,010,000	3,414,966
zero coupon due 08/15/2032	1,600,000	1,083,696
zero coupon due 11/15/2032	2,770,000	1,860,105
zero coupon due 02/15/2033	490,000	325,589
zero coupon due 05/15/2033	2,200,000	1,449,969
zero coupon due 08/15/2033	630,000	412,412
zero coupon due 11/15/2033	4,725,000	3,069,081
zero coupon due 02/15/2034	965,000	620,336
zero coupon due 05/15/2034	4,660,000	2,967,283
zero coupon due 08/15/2034	540,000	340,506
zero coupon due 11/15/2034	630,000	394,342
zero coupon due 02/15/2035	540,000	334,843
zero coupon due 05/15/2035	990,000	609,366
1.75% due 01/15/2028 TIPS(13)	1,324,183	1,542,241
2.50% due 01/15/2029 TIPS (13)	4,207,574	5,306,583
2.88% due 05/15/2043	17,700,000	18,513,103
3.50% due 02/15/2039	3,110,000	3,671,986
4.25% due 05/15/2039	270,000	354,554
4.38% due 02/15/2038	1,000,000	1,340,234
4.50% due 02/15/2036	7,400,000	10,067,182
4.50% due 05/15/2038	450,000	613,195
4.50% due 08/15/2039	450,000	611,824
5.00% due 05/15/2037	2,000,000	2,901,640
5.25% due 11/15/2028	90,000	122,495

		186,324,389

United States Treasury Notes — 16.7%
0.13% due 04/15/2019 TIPS(13)	728,554	744,215
0.13% due 01/15/2022 TIPS(13)	4,064,610	4,131,347
0.75% due 02/28/2018	16,000,000	15,998,128
0.88% due 12/31/2016	67,900,000	68,056,509
0.88% due 07/31/2019	395,000	393,689
1.00% due 12/15/2017	16,500,000	16,571,544
1.00% due 06/30/2019	775,000	775,969
1.25% due 10/31/2018	18,000,000	18,172,260
1.38% due 02/28/2019	2,700,000	2,735,648
1.38% due 01/15/2020 TIPS(13)	1,995,557	2,133,219
1.50% due 08/31/2018	1,260,000	1,279,589
1.63% due 06/30/2019	34,633,000	35,348,656
1.63% due 12/31/2019	25,000,000	25,488,275
1.75% due 09/30/2022	500,000	506,328
1.75% due 05/15/2023	500,000	505,137
2.00% due 02/28/2021	540,000	557,993
2.00% due 10/31/2021	9,500,000	9,801,331
2.00% due 07/31/2022	3,450,000	3,549,188
2.13% due 06/30/2022	1,000,000	1,036,406
2.38% due 08/15/2024	1,500,000	1,575,468
2.63% due 08/15/2020	12,000,000	12,707,340
2.63% due 11/15/2020	270,000	286,316
2.75% due 05/31/2017	3,150,000	3,220,506
2.75% due 02/28/2018	1,050,000	1,087,817
2.75% due 02/15/2019(14)	58,452,000	61,470,520
2.75% due 02/15/2024	500,000	539,688
3.13% due 01/31/2017	8,000,000	8,152,496
3.13% due 05/15/2019	1,980,000	2,110,789
3.25% due 12/31/2016	9,170,000	9,334,418
3.50% due 02/15/2018	1,590,000	1,667,388
4.50% due 05/15/2017	4,590,000	4,771,984
5.13% due 05/15/2016	16,900,000	16,929,896

		331,640,057

Total U.S. Government Treasuries (cost $515,822,766)		517,964,446

MUNICIPAL BONDS & NOTES — 0.3%
Ohio State University Revenue Bonds 4.05% due 12/01/2056	244,000	257,669
State of California General Obligation Bonds 7.30% due 10/01/2040	360,000	535,543
State of California General Obligation Bonds 7.60% due 11/01/2040	2,700,000	4,263,003

Total Municipal Bonds & Notes (cost $4,841,231)		5,056,215

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	494,714

Regional Authority — 0.1%
Province of Quebec Notes 7.13% due 02/09/2024	540,000	706,805

Sovereign — 0.4%
Argentine Republic Senior Notes 7.50% due 04/22/2026/	2,482,000	2,519,230
Israel Government AID Government Guar. Notes zero coupon due 05/01/2023	380,000	325,626
Israel Government AID Government Guar. Notes zero coupon due 11/01/2024	1,350,000	1,102,320
Republic of Colombia Senior Notes 4.50% due 01/28/2026	314,000	320,751
Republic of Panama Senior Notes 3.75% due 03/16/2025	200,000	206,000
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	62,505
Republic of Turkey Senior Notes 4.25% due 04/14/2026	231,000	229,267
United Mexican States Senior Notes 3.50% due 01/21/2021	1,260,000	1,304,100
United Mexican States Senior Notes 4.75% due 03/08/2044	1,080,000	1,090,800

		7,160,599

Total Foreign Government Obligations (cost $8,417,450)		8,362,118

LOANS(5)(6)(7) — 0.0%
Finance-Other Services — 0.0%
Lila Mexican Holdings LLC FRS BTL-B 4.98% due 12/24/2022(4)(10) (cost $958,415)	998,102	966,135

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Commercial — 0.1%
BPCE SA FRS 12.50% due 09/30/2019(11)	1,600,000	1,988,320

Diversified Banking Institutions — 0.3%
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(11)	2,200,000	2,315,500
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(11)	2,078,000	2,079,299
Royal Bank of Scotland Group PLC VRS 7.50% due 08/10/2020(11)	1,852,000	1,726,990
Royal Bank of Scotland Group PLC VRS 8.00% due 08/10/2025(11)	531,000	508,930

		6,630,719

Total Preferred Securities/Capital Securities (cost $8,752,462)		8,619,039

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria Expires 11/15/2020 (strike price $250.00) (cost $0) †(4)(10)	250	0

Total Long-Term Investment Securities (cost $1,978,515,000)		1,982,046,553

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Commercial Paper — 0.3%
GE Capital Treasury Services US LLC 0.46% due 05/02/2016	5,980,000	5,980,000

Registered Investment Companies — 0.1%
SSgA Prime Money Market Fund Class N 0.41%(12)	2,082,016	2,082,016

Total Short-Term Investment Securities (cost $8,061,964)		8,062,016

TOTAL INVESTMENTS (cost $1,986,576,964)(8)	100.1%	1,990,108,569
Liabilities in excess of other assets	(0.1)	(1,994,554)

NET ASSETS	100.0%	$1,988,114,015

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2016, the aggregate value of these securities was $277,697,632 representing 14.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Commercial Mortgage Backed Security

(2)	Collateralized Mortgage Obligation

(3)	Collateralized Loan Obligation

(4)	Illiquid security. At April 30, 2016, the aggregate value of these securities was $23,655,097 representing 1.2% of net assets.

(5)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(6)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(7)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

(8)	See Note 4 for cost of investments on a tax basis.

(9)	Interest Only

(10)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 1.

(11)	Perpetual maturity — maturity date reflects the next call date.

(12)	The rate shown is the 7-day yield as of April 30, 2016.

(13)	Principal amount of security is adjusted for inflation.

(14)	The security or a portion thereof was pledged as collateral to cover margin requirements for open derivative contracts.

BTL — Bank Term Loan

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of April 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2016	Unrealized Appreciation (Depreciation)
300	Long	U.S. Treasury 5 YR Notes	June 2016	36,364,340	36,274,219	(90,121)
171	Short	U.S. Treasury 10 YR Notes	June 2016	22,337,591	22,240,688	96,903
52	Long	U.S. Ultra Bonds	June 2016	9,080,037	8,909,875	(170,162)

						$(163,380)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$249,405,997	$7,053,233	$256,459,230
U.S. Corporate Bonds & Notes:
Finance-Auto Loans	—	—	18,447,247	18,447,247
Other Industries	—	515,874,725	—	515,874,725
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	27,869	27,869
Other Industries	—	106,679,447	—	106,679,447
U.S. Government Agencies	—	543,590,082	—	543,590,082
U.S. Government Treasuries	—	517,964,446	—	517,964,446
Municipal Bonds & Notes	—	5,056,215	—	5,056,215
Foreign Government Obligations	—	8,362,118	—	8,362,118
Loans	—	—	966,135	966,135
Preferred Securities/Capital Securities	—	8,619,039	—	8,619,039
Warrants	—	—	0	0
Short Term Investment Securities:
Commercial Paper	—	5,980,000	—	5,980,000
Registered Investment Companies	2,082,016	—	—	2,082,016

Total Investments at Value	$2,082,016	$1,961,532,069	$26,494,484	$1,990,108,569

ASSETS:
Other Financial Instruments:+
Futures Contracts	$96,903	$—	$—	$96,903

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$260,283	$—	$—	$260,283

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures and swaps which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Warrants
Balance as of 01/31/2016	$7,936,906	$18,592,097	$27,868	$957,790	$0
Accrued discounts	—		—	—	—
Accrued premiums	—	—	—	1,558	—
Realized gain	2,276	—	8,230	28	—
Realized loss	—	—		—	—
Change in unrealized appreciation(1)	4,172	—	23,961	7,461	—
Change in unrealized depreciation(1)	(11,165)	(144,850)	—	—	—
Net purchases	3,466,924	—	—	—	—
Net sales	(1,076,815)	—	(32,190)	(702)	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(3,269,065)	—	—	—	—

Balance as of 04/30/2016	$7,053,233	$18,447,247	$27,869	$966,135	$0

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at April 30, 2016 includes:

Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Warrants
$(7,879)	$(144,850)	$23,961	$7,461	$—

Any difference between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at April 30, 2016.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 4/30/2016(1)	Valuation Technique(s)	Unobservable Input(2)	Range (weighted average)
Asset Backed Securities	$991,920	Market Approach	Transaction Price	$100.00
U.S. Corporate Bonds & Notes	$18,447,247	Market Approach	Benchmark Base Price	$99.23
Foreign Corporate Bond & Notes	$27,869	Income Approach	Future Cash Flows*	$0.00-$3.00 ($1.50)
Warrants	$0	Income Approach	Future Cash Flows*	$0.00

(1)	The Portfolio’s other securities classified as Level 3, with a fair value of $7,027,448 at April 30, 2016, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

(2)	The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financial statements. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Balanced Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 58.8%
Aerospace/Defense — 0.8%
Northrop Grumman Corp.	7,840	$1,617,078
Spirit AeroSystems Holdings, Inc., Class A†	5,400	254,610

		1,871,688

Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	2,882	300,794

Agricultural Chemicals — 0.1%
Mosaic Co.	5,866	164,189

Airlines — 1.1%
Delta Air Lines, Inc.	43,392	1,808,145
Southwest Airlines Co.	1,400	62,454
United Continental Holdings, Inc.†	13,781	631,307

		2,501,906

Apparel Manufacturers — 0.1%
Michael Kors Holdings, Ltd.†	4,900	253,134
VF Corp.	1,240	78,182

		331,316

Applications Software — 2.3%
Microsoft Corp.	91,432	4,559,714
Nuance Communications, Inc.†	28,100	482,758

		5,042,472

Audio/Video Products — 0.2%
Harman International Industries, Inc.	5,078	389,787

Auto-Cars/Light Trucks — 1.2%
Ford Motor Co.	38,800	526,128
General Motors Co.	63,541	2,020,604

		2,546,732

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	4,425	260,677

Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Automotive PLC	2,995	220,522

Banks-Commercial — 0.1%
SVB Financial Group†	1,371	142,968

Banks-Super Regional — 1.7%
KeyCorp	25,244	310,249
Wells Fargo & Co.	68,927	3,444,971

		3,755,220

Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	13,000	565,370

Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	15,465	692,832
PepsiCo, Inc.	8,392	864,040

		1,556,872

Brewery — 0.4%
Molson Coors Brewing Co., Class B	8,746	836,380

Building Products-Cement — 0.4%
Martin Marietta Materials, Inc.	2,740	463,690
Vulcan Materials Co.	3,154	339,465

		803,155

Building Products-Wood — 0.3%
Masco Corp.	20,693	635,482

Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	22,013	661,711
NVR, Inc.†	150	249,193
PulteGroup, Inc.	4,707	86,562
Toll Brothers, Inc.†	10,831	295,686

		1,293,152

Cable/Satellite TV — 0.7%
Charter Communications, Inc., Class A†	2,547	540,575
Comcast Corp., Class A	10,992	667,874
DISH Network Corp., Class A†	8,662	426,950

		1,635,399

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	7,313	287,255

Chemicals-Diversified — 0.9%
Axiall Corp.	3,385	79,717
Dow Chemical Co.	4,285	225,434
E.I. du Pont de Nemours & Co.	3,334	219,744
Eastman Chemical Co.	5,871	448,427
LyondellBasell Industries NV, Class A	13,300	1,099,511

		2,072,833

Commercial Services — 0.1%
ServiceMaster Global Holdings, Inc.†	7,000	268,240

Commercial Services-Finance — 0.1%
PayPal Holdings, Inc.†	4,414	172,941
Western Union Co.	6,400	128,000

		300,941

Computer Services — 0.7%
Accenture PLC, Class A	5,131	579,393
Computer Sciences Corp.	13,100	434,003
Hewlett Packard Enterprise Co.	5,984	99,693
Leidos Holdings, Inc.	7,400	367,114

		1,480,203

Computers — 2.1%
Apple, Inc.	48,515	4,547,796
HP, Inc.	11,450	140,492

		4,688,288

Computers-Memory Devices — 0.0%
Western Digital Corp.	500	20,432

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	3,706	463,954

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	4,049	214,435

Containers-Paper/Plastic — 0.3%
Berry Plastics Group, Inc.†	1,900	68,438
Sealed Air Corp.	10,700	506,752

		575,190

Cruise Lines — 0.3%
Royal Caribbean Cruises, Ltd.	7,833	606,274

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	8,326	547,851

Decision Support Software — 0.2%
MSCI, Inc.	5,200	394,888

Disposable Medical Products — 0.3%
C.R. Bard, Inc.	2,700	572,859

Diversified Banking Institutions — 2.6%
Bank of America Corp.	87,027	1,267,113
Citigroup, Inc.	52,142	2,413,132
Goldman Sachs Group, Inc.	5,245	860,757
Morgan Stanley	40,881	1,106,240

		5,647,242

Diversified Manufacturing Operations — 0.7%
General Electric Co.	23,545	724,009
Illinois Tool Works, Inc.	8,400	877,968

		1,601,977

E-Commerce/Products — 1.0%
Amazon.com, Inc.†	1,873	1,235,412
eBay, Inc.†	41,600	1,016,288

		2,251,700

Electric-Integrated — 0.8%
CMS Energy Corp.	2,030	82,580
Edison International	1,200	84,852
Entergy Corp.	6,900	518,742
NextEra Energy, Inc.	1,865	219,287
Public Service Enterprise Group, Inc.	13,100	604,303
Xcel Energy, Inc.	5,416	216,803

		1,726,567

Electronic Components-Semiconductors — 1.3%
Broadcom, Ltd.	10,953	1,596,400
NVIDIA Corp.	14,400	511,632
Texas Instruments, Inc.	10,247	584,489
Xilinx, Inc.	3,500	150,780

		2,843,301

Electronic Connectors — 0.2%
TE Connectivity, Ltd.	7,430	441,936

Electronic Forms — 0.2%
Adobe Systems, Inc.†	5,670	534,227

Electronic Security Devices — 0.1%
Allegion PLC	2,428	158,913

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	1,007	132,451

Energy-Alternate Sources — 0.1%
First Solar, Inc.†	3,500	195,440

Engineering/R&D Services — 0.3%
AECOM†	18,000	584,820

Enterprise Software/Service — 0.7%
Oracle Corp.	31,100	1,239,646
SYNNEX Corp.	2,500	206,425

		1,446,071

Entertainment Software — 0.5%
Activision Blizzard, Inc.	17,100	589,437
Take-Two Interactive Software, Inc.†	15,200	519,536

		1,108,973

Finance-Credit Card — 1.7%
Discover Financial Services	18,523	1,042,289
MasterCard, Inc., Class A	5,966	578,643
Visa, Inc., Class A	26,759	2,066,865

		3,687,797

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	14,298	406,206

Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	1,796	431,094

Food-Meat Products — 0.6%
Tyson Foods, Inc., Class A	19,600	1,290,072

Food-Misc./Diversified — 0.5%
Ingredion, Inc.	4,900	563,941
Mondelez International, Inc., Class A	12,162	522,480

		1,086,421

Food-Retail — 0.0%
Kroger Co.	2,040	72,196

Gas-Distribution — 0.3%
Sempra Energy	642	66,351
UGI Corp.	13,700	551,288

		617,639

Human Resources — 0.1%
ManpowerGroup, Inc.	2,100	161,763

Instruments-Controls — 0.6%
Honeywell International, Inc.	11,548	1,319,590

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	6,117	281,626
Marsh & McLennan Cos., Inc.	14,312	903,803

		1,185,429

Insurance-Life/Health — 0.2%
Lincoln National Corp.	6,200	269,390
Prudential Financial, Inc.	3,600	279,504

		548,894

Insurance-Multi-line — 1.4%
Allstate Corp.	3,500	227,675
Chubb, Ltd.	13,849	1,632,243
Hartford Financial Services Group, Inc.	8,600	381,668
MetLife, Inc.	17,268	778,787
Voya Financial, Inc.	4,400	142,868

		3,163,241

Insurance-Property/Casualty — 0.2%
Travelers Cos., Inc.	4,500	494,550

Insurance-Reinsurance — 0.3%
Aspen Insurance Holdings, Ltd.	6,200	287,370
Everest Re Group, Ltd.	2,600	480,740

		768,110

Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	9,543	1,122,066

Internet Security — 0.2%
VeriSign, Inc.†	5,800	501,120

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	2,621	251,354
BlackRock, Inc.	1,191	424,389
Invesco, Ltd.	5,763	178,711

		854,454

Machinery-General Industrial — 0.1%
BWX Technologies, Inc.	7,200	240,408

Medical-Biomedical/Gene — 3.0%
Alexion Pharmaceuticals, Inc.†	3,110	433,161
Amgen, Inc.	10,900	1,725,470
Biogen, Inc.†	1,943	534,306
BioMarin Pharmaceutical, Inc.†	1,452	122,955
Celgene Corp.†	4,671	483,028
Gilead Sciences, Inc.	27,290	2,407,251
Illumina, Inc.†	2,445	330,051
Incyte Corp.†	849	61,357
United Therapeutics Corp.†	500	52,600
Vertex Pharmaceuticals, Inc.†	5,513	464,966

		6,615,145

Medical-Drugs — 2.2%
Allergan PLC†	3,082	667,438
Bristol-Myers Squibb Co.	12,446	898,352
Eli Lilly & Co.	10,587	799,636
Jazz Pharmaceuticals PLC†	3,900	587,730
Johnson & Johnson	4,500	504,360
Pfizer, Inc.	46,131	1,508,945

		4,966,461

Medical-HMO — 2.6%
Aetna, Inc.	5,568	625,119
Anthem, Inc.	9,958	1,401,788
Centene Corp.†	886	54,896
Cigna Corp.	5,603	776,240
Humana, Inc.	5,081	899,693
Molina Healthcare, Inc.†	8,800	455,488
UnitedHealth Group, Inc.	9,144	1,204,082
WellCare Health Plans, Inc.†	3,360	302,366

		5,719,672

Medical-Hospitals — 0.1%
HCA Holdings, Inc.†	3,100	249,922

Medical-Outpatient/Home Medical — 0.2%
Amsurg Corp.†	5,900	477,782

Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	5,500	468,050
McKesson Corp.	3,722	624,626

		1,092,676

Multimedia — 1.7%
Time Warner, Inc.	19,470	1,462,976
Twenty-First Century Fox, Inc., Class A	66,309	2,006,510
Twenty-First Century Fox, Inc., Class B	6,567	197,798

		3,667,284

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	7,100	148,887

Oil & Gas Drilling — 0.4%
Ensco PLC, Class A	30,500	364,780
Noble Corp. PLC	33,000	370,590
Seadrill, Ltd.†	36,598	174,938

		910,308

Oil Companies-Exploration & Production — 2.3%
Cabot Oil & Gas Corp.	10,026	234,608
Concho Resources, Inc.†	788	91,542
Denbury Resources, Inc.	9,800	37,828
Devon Energy Corp.	7,300	253,164
Diamondback Energy, Inc.†	5,356	463,723
EOG Resources, Inc.	9,592	792,491
EQT Corp.	4,143	290,424
Hess Corp.	941	56,103
Occidental Petroleum Corp.	27,088	2,076,295
Pioneer Natural Resources Co.	5,020	833,822

		5,130,000

Oil Companies-Integrated — 0.2%
Marathon Oil Corp.	26,300	370,567

Oil Field Machinery & Equipment — 0.3%
FMC Technologies, Inc.†	19,000	579,310

Oil Refining & Marketing — 0.9%
Marathon Petroleum Corp.	4,500	175,860
PBF Energy, Inc., Class A	7,700	247,786
Tesoro Corp.	3,100	247,039
Valero Energy Corp.	22,626	1,331,993

		2,002,678

Oil-Field Services — 0.3%
Schlumberger, Ltd.	6,956	558,845

Pharmacy Services — 0.0%
Express Scripts Holding Co.†	700	51,611

Poultry — 0.3%
Pilgrim’s Pride Corp.†	20,800	559,728

Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	5,200	90,480

Real Estate Investment Trusts — 0.8%
AvalonBay Communities, Inc.	2,933	518,525
Equity Commonwealth†	9,200	256,772
Kimco Realty Corp.	1,177	33,097
Prologis, Inc.	1,791	81,330
Public Storage	2,700	660,987
SL Green Realty Corp.	412	43,293
Vornado Realty Trust	2,800	268,044

		1,862,048

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	4,200	124,446
Jones Lang LaSalle, Inc.	1,400	161,238

		285,684

Retail-Building Products — 1.4%
Home Depot, Inc.	1,000	133,890
Lowe’s Cos., Inc.	40,076	3,046,577

		3,180,467

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	11,034	353,971

Retail-Discount — 1.4%
Costco Wholesale Corp.	1,609	238,341
Target Corp.	18,300	1,454,850
Wal-Mart Stores, Inc.	20,800	1,390,896

		3,084,087

Retail-Drug Store — 0.1%
CVS Health Corp.	3,100	311,550

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	5,310	402,604

Retail-Restaurants — 0.6%
Chipotle Mexican Grill, Inc.†	148	62,303
Darden Restaurants, Inc.	5,200	323,700
McDonald’s Corp.	4,100	518,609
Restaurant Brands International, Inc.	8,211	355,208
Yum! Brands, Inc.	1,894	150,687

		1,410,507

Semiconductor Components-Integrated Circuits — 0.5%
Marvell Technology Group, Ltd.	34,201	341,326
NXP Semiconductors NV†	7,620	649,834
QUALCOMM, Inc.	1,300	65,676

		1,056,836

Semiconductor Equipment — 0.9%
KLA-Tencor Corp.	7,100	496,574
Lam Research Corp.	18,836	1,439,070

		1,935,644

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,900	275,063

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	900	126,342

Steel-Producers — 0.3%
Steel Dynamics, Inc.	19,900	501,679
United States Steel Corp.	7,909	151,141

		652,820

Telephone-Integrated — 1.0%
AT&T, Inc.	15,900	617,238
CenturyLink, Inc.	13,034	403,402
Verizon Communications, Inc.	22,250	1,133,415

		2,154,055

Television — 0.1%
CBS Corp., Class B	5,146	287,713

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	551	106,139

Tobacco — 0.6%
Philip Morris International, Inc.	3,080	302,210
Reynolds American, Inc.	21,596	1,071,161

		1,373,371

Tools-Hand Held — 0.3%
Stanley Black & Decker, Inc.	6,665	745,947

Transport-Rail — 0.3%
Canadian Pacific Railway, Ltd.	1,437	207,287
Union Pacific Corp.	6,492	566,297

		773,584

Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.†	5,800	336,110

Web Portals/ISP — 0.9%
Alphabet, Inc., Class A†	986	697,970
Alphabet, Inc., Class C†	2,006	1,390,178

		2,088,148

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	2,300	172,937

Total Common Stocks (cost $118,830,030)		130,139,375

ASSET BACKED SECURITIES — 8.4%
Diversified Financial Services — 8.4%
Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.64% due 07/20/2046(1)	$300,514	232,543
Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(1)	319,699	280,889
Avenue of Americas Series 2015-1177, Class A 2.96% due 12/13/2029*(2)	140,000	145,076
Banc of America Commercial Mtg. Trust Series 2006-4, Class AM 5.68% due 07/10/2046(2)	155,000	155,397
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class AM 6.03% due 05/10/2045(2)	76,861	76,803
Banc of America Commercial Mtg., Inc. VRS Series 2007-1, Class AMFX 5.48% due 01/15/2049(2)	439,000	439,255
Banc of America Merrill Lynch Commercial Mtg., Inc., VRS Series 2006-2, Class AJ 6.03% due 05/10/2045(2)	215,000	214,866
Banc of America Mtg. Securities, Inc. FRS Series 2003-F, Class 2A1 2.75% due 07/25/2033(1)	78,002	77,893
Banc of America Mtg. Securities, Inc. Series 2004-5, Class 3A2 4.75% due 06/25/2019(1)	5,801	5,835
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class A4 5.20% due 12/11/2038(2)	318,324	321,602
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class AM 5.24% due 12/11/2038(2)	55,000	55,605
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW13, Class AM 5.58% due 09/11/2041(2)	155,000	156,156
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class AM 5.91% due 06/11/2040(2)	285,000	293,125

Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class AM 5.92% due 06/11/2050(2)	475,000	492,950
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 6.10% due 09/11/2042(2)	260,000	272,001
CarFinance Capital Auto Trust Series 2014-2A, Class B 2.64% due 11/16/2020*	50,000	49,896
CarFinance Capital Auto Trust Series 2014-2A, Class C 3.24% due 11/16/2020*	70,000	68,157
CarMax Auto Owner Trust Series 2016-2, Class A2a 1.24% due 06/17/2019	810,000	809,832
CGGS Commercial Mtg. Trust FRS Series 2016-RNDB, Class AFL 2.08% due 02/15/2033*(2)	100,000	100,315
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(2)	205,000	207,902
Chrysler Capital Auto Receivables Trust Series 2016-A, Class A2 1.47% due 04/15/2019*	266,000	265,960
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(2)	55,000	59,189
Citigroup Commercial Mtg. Trust Series 2006-C5, Class A4 5.43% due 10/15/2049(2)	191,830	193,077
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-HE1, Class M1 0.77% due 01/25/2036	124,904	123,689
Citigroup Mtg. Loan Trust, Inc. FRS Series 2003-HE3, Class A 0.82% due 12/25/2033	62,672	60,384
Citigroup Mtg. Loan Trust, Inc. Series 2007-12, Class 2A1 6.50% due 10/25/2036*(1)	166,378	126,292
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class AMFX 5.37% due 12/11/2049(2)	380,000	386,055
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class AM 5.53% due 01/15/2046(2)	7,878	7,871
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class AJ 6.33% due 11/15/2044(2)	160,000	164,697
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class AM 6.33% due 11/15/2044(2)	265,000	276,172
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(1)	150,829	127,788
Colony American Homes, Inc. FRS Series 2014-1A, Class A 1.59% due 05/17/2031*	95,132	94,301
COMM Mtg. Trust FRS Series 2014-KYO, Class B 1.74% due 06/11/2027*(2)	440,000	437,504
COMM Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(2)	140,000	153,695
COMM Mtg. Trust Series 2013-CR11, Class A4 4.26% due 10/10/2046(2)	225,000	251,117
COMM Mtg. Trust Series 2006-C8, Class AM 5.35% due 12/10/2046(2)	375,000	380,130
COMM Mtg. Trust VRS Series 2007-C9, Class AM 5.65% due 12/10/2049(2)	365,000	377,897
COMM Mtg. Trust VRS Series 2007-C9, Class A4 6.01% due 12/10/2049(2)	200,301	207,854
Core Industrial Trust Series 2015-TEXW, Class A 3.08% due 02/10/2034*(2)	245,000	253,130
Countrywide Asset-Backed Certs. FRS Series 2005-5, Class M2 0.93% due 10/25/2035	19,602	19,560
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class M1 1.34% due 10/25/2034	142,935	134,712
Countrywide Home Loan Mtg. Pass-Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(1)	44,851	43,967
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR8, Class 2A1 2.69% due 09/25/2034(1)	26,056	25,704
DBUBS Mtg. Trust Series 2011-LC3A, Class A2 3.64% due 08/10/2044(2)	107,608	107,651
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 1.29% due 06/25/2034	228,186	205,063
Flagship Credit Auto Trust Series 2014-1, Class C 3.34% due 04/15/2020*	90,000	87,971
GS Mtg. Securities Corp. Trust FRS Series ICE2, Class A 2.36% due 02/15/2033*(2)	125,000	125,273
GS Mtg. Securities Trust Series 2006-GG8, Class A4 5.56% due 11/10/2039(2)	228,853	230,101
GS Mtg. Securities Trust Series 2006-GG8, Class AM 5.59% due 11/10/2039(2)	780,000	788,381

GSAMP Trust FRS Series 2006-FM1, Class A2C 0.60% due 04/25/2036	281,133	170,291
GSAMP Trust FRS Series 2006-NC1, Class A2 0.62% due 02/25/2036	66,534	64,898
GSAMP Trust FRS Series 2005-SEA2, Class M1 0.96% due 01/25/2045*	115,000	109,044
JP Morgan Mtg. Trust Series 2014-S1, Class 1A7 5.00% due 09/25/2034(1)	170,744	174,907
JPMorgan Chase Commercial Mtg. Securities Trust Series 2006-LDP8, Class AM 5.44% due 05/15/2045(2)	330,000	331,940
LB Commercial Mtg. Trust VRS Series 2007-C3, Class AM 6.10% due 07/15/2044(2)	205,000	212,731
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(2)	425,000	422,370
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.36% due 09/15/2045(2)	620,000	639,258
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(1)	26,544	25,641
Long Beach Mtg. Loan Trust FRS Series 2004-3, Class M1 1.29% due 07/25/2034	104,678	100,544
Merrill Lynch Mtg. Trust VRS Series 2007-C1, Class A1A 6.03% due 06/12/2050(2)	314,770	323,586
Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2006-4, Class AM 5.20% due 12/12/2049(2)	175,000	177,671
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A4 2.86% due 11/15/2045(2)	140,000	144,171
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(2)	55,000	56,677
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A4 3.13% due 12/15/2048(2)	175,000	182,303
Morgan Stanley Bank of America Merrill Lynch Trust Series C9, Class AS 3.46% due 05/15/2046(2)	145,000	152,118
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(2)	430,000	454,079
Morgan Stanley Capital I Trust Series 2006-HQ10, Class A4 5.33% due 11/12/2041(2)	84,217	84,532
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(2)	222,059	223,419
Morgan Stanley Capital I Trust Series 2006-HQ10, Class AM 5.36% due 11/12/2041(2)	355,000	358,480
Morgan Stanley Capital I Trust VRS Series 2007-HQ11, Class AJ 5.51% due 02/12/2044(2)	335,000	330,229
Morgan Stanley Capital I Trust VRS Series 2006-T23, Class AM 6.12% due 08/12/2041(2)	370,000	370,805
Morgan Stanley Capital I Trust VRS Series 2006-T23, Class AJ 6.12% due 08/12/2041(2)	400,000	398,771
Morgan Stanley Capital I Trust VRS Series 2007-IQ16, Class AM 6.26% due 12/12/2049(2)	475,000	495,778
Morgan Stanley Re-REMIC Trust VRS Series 2009-GG10, Class A4A 5.99% due 08/12/2045*(2)	569,039	582,797
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 1.29% due 11/25/2034	34,646	30,838
Park Place Securities, Inc. FRS Series 2005-WHQ2, Class M1 1.07% due 05/25/2035	207,629	206,575
Park Place Securities, Inc. FRS Series 2015-WHQ1, Class M2 1.19% due 03/25/2035	29,421	29,322
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	153,934	154,675
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.81% due 08/25/2035	221,089	199,383
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class B 5.47% due 10/15/2044(2)	200,000	199,870
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C27, Class AM 5.80% due 07/15/2045(2)	105,000	105,492
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.21% due 06/15/2045(2)	190,000	190,254
Washington Mutual Mtg. Pass-Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(1)	100,865	78,978
Wells Fargo Commercial Mtg. Trust Series 2015-P2, Class A3 3.54% due 12/15/2048(2)	150,000	158,821

Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR8, Class 1A1 2.88% due 06/25/2035(1)	204,314	206,612
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(1)	6,429	6,550
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(1)	88,206	87,454
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(2)	110,000	113,552
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(2)	105,000	115,198

Total Asset Backed Securities (cost $19,832,485)		18,641,897

U.S. CORPORATE BONDS & NOTES — 8.5%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	49,000	56,342
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	40,000	40,512

		96,854

Aerospace/Defense-Equipment — 0.0%
Harris Corp. Senior Notes 5.05% due 04/27/2045	65,000	70,307

Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.75% due 02/12/2045	105,000	104,536
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	90,000	99,878

		204,414

Auto-Cars/Light Trucks — 0.4%
Ford Motor Credit Co. LLC Senior Notes 2.38% due 01/16/2018	290,000	293,532
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	400,000	406,347
Ford Motor Credit Co. LLC Senior Notes 3.66% due 09/08/2024	200,000	204,106

		903,985

Auto/Truck Parts & Equipment-Original — 0.0%
Dana Holding Corp. Senior Notes 5.50% due 12/15/2024	60,000	58,350

Banks-Commercial — 0.1%
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	261,847

Banks-Super Regional — 0.4%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	55,000	54,863
Wells Fargo & Co. Senior Notes 3.68% due 06/15/2016	395,000	396,388
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	190,000	202,646
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	40,000	43,250
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	60,000	68,354

		765,501

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.63% due 01/17/2023	130,000	131,081
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	155,000	175,779
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	200,000	201,778

		508,638

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 6.50% due 11/15/2022	210,000	211,050

Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	115,000	119,002

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	145,000	150,365
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	110,000	129,951
Comcast Corp. Company Guar. Notes 4.60% due 08/15/2045	60,000	68,039
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	50,000	57,878
Comcast Corp. Company Guar. Notes 6.30% due 11/15/2017	40,000	43,217
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	65,000	67,516
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	155,000	141,825

		777,793

Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	150,000	167,625

Cellular Telecom — 0.1%
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	110,000	82,913
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	35,000	27,300

		110,213

Chemicals-Diversified — 0.0%
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	50,000	41,875

Chemicals-Specialty — 0.1%
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	165,000	165,949
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	105,000	105,787

		271,736

Computers — 0.1%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	120,000	120,772
Apple, Inc. Senior Notes 3.45% due 02/09/2045	90,000	82,009
Apple, Inc. Senior Notes 3.85% due 05/04/2043	45,000	44,060

		246,841

Containers-Paper/Plastic — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021	100,000	103,875

Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	60,000	62,025

Diversified Banking Institutions — 1.5%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	30,000	30,522
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	115,000	116,233
Bank of America Corp. Senior Notes 3.75% due 07/12/2016	15,000	15,082
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	300,000	306,635
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	105,000	109,037
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	120,000	119,838
Bank of America Corp. Senior Notes 4.88% due 04/01/2044	60,000	66,007
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	85,000	94,744
Citigroup, Inc. FRS Sub. Notes 0.91% due 06/09/2016	165,000	165,017
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	120,000	122,129
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	10,000	10,236
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	145,000	149,656

Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	70,000	71,317
Citigroup, Inc. Senior Notes 4.95% due 11/07/2043	70,000	77,351
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	210,000	212,656
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	70,000	71,434
Goldman Sachs Group, Inc. Senior Notes 2.63% due 04/25/2021	105,000	105,584
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	185,000	189,474
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	124,000	125,398
Goldman Sachs Group, Inc. Senior Notes 3.75% due 02/25/2026	65,000	66,855
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	120,000	122,528
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	70,000	74,492
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	30,000	30,847
Morgan Stanley Senior Notes 2.38% due 07/23/2019	130,000	131,624
Morgan Stanley Senior Notes 2.50% due 01/24/2019	85,000	86,425
Morgan Stanley Senior Notes 2.50% due 04/21/2021	115,000	115,217
Morgan Stanley Senior Notes 2.80% due 06/16/2020	255,000	259,998
Morgan Stanley Senior Notes 3.88% due 04/29/2024	110,000	115,690
Morgan Stanley Senior Notes 4.30% due 01/27/2045	75,000	76,166
Morgan Stanley Senior Notes 5.45% due 01/09/2017	120,000	123,496

		3,361,688

Diversified Manufacturing Operations — 0.3%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	170,000	174,538
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	150,000	152,147
General Electric Co. Senior Notes 4.50% due 03/11/2044	135,000	151,701
General Electric Co. Senior Notes 5.25% due 12/06/2017	40,000	42,716
Textron, Inc. Senior Notes 3.88% due 03/01/2025	40,000	40,926

		562,028

Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	45,000	44,404

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	50,000	49,254

Electric-Integrated — 0.7%
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	30,000	31,494
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	115,000	117,510
Berkshire Hathaway Energy Co. Senior Notes 4.50% due 02/01/2045	30,000	33,287
Commonwealth Edison Co. 1st Mtg. Bonds 4.35% due 11/15/2045	30,000	32,726
Consolidated Edison Co. of New York, Inc. Senior Notes 4.50% due 12/01/2045	95,000	105,635
Dominion Resources, Inc. Senior Notes 4.70% due 12/01/2044	110,000	117,093
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	192,878
DTE Electric Co. General Refunding Mtg. 4.30% due 07/01/2044	65,000	71,770

Duke Energy Progess, Inc. 1st Mtg. Notes 4.10% due 03/15/2043	85,000	90,839
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/2021	65,000	70,401
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	52,000	43,147
NiSource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	50,000	54,356
NiSource Finance Corp. Company Guar. Notes 5.80% due 02/01/2042	25,000	30,845
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	85,000	98,547
PacifiCorp 1st. Mtg. Notes 2.95% due 02/01/2022	110,000	114,976
PacifiCorp 1st Mtg. Bonds 2.95% due 06/01/2023	120,000	124,756
Southern California Edison Co. 1st Mtg. Bonds 3.60% due 02/01/2045	30,000	30,182
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	70,000	73,370
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	103,943

		1,537,755

Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	100,000	95,250
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	85,000	68,213
Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	25,000	20,250

		183,713

Enterprise Software/Service — 0.1%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	90,000	83,071
Oracle Corp. Senior Notes 4.50% due 07/08/2044	85,000	93,504

		176,575

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 2.70% due 02/03/2020	115,000	115,013
Synchrony Financial Senior Notes 3.00% due 08/15/2019	110,000	111,610
Synchrony Financial Senior Notes 4.25% due 08/15/2024	40,000	41,080

		267,703

Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	70,000	71,436

Food-Flour & Grain — 0.1%
Post Holdings Inc. Company Guar. Notes 7.38% due 02/15/2022	160,000	168,600

Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045*	87,000	100,164

Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022	90,000	94,275

Gas-Distribution — 0.0%
Sempra Energy Senior Notes 2.88% due 10/01/2022	75,000	75,774

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	81,000	85,226
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	190,000	220,080

		305,306

Insurance-Multi-line — 0.2%
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	43,858
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	40,000	42,090
Metlife, Inc. Senior Notes 4.72% due 12/15/2044	35,000	37,229
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	100,000	111,452

Voya Financial, Inc. Company Guar. Notes 2.90% due 02/15/2018	145,000	147,479

		382,108

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 4.50% due 02/11/2043	90,000	100,154
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	20,000	19,853

		120,007

Machinery-General Industrial — 0.0%
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	85,000	92,021

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	65,000	66,698

Medical-Biomedical/Gene — 0.1%
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	55,000	62,672
Celgene Corp. Senior Notes 3.88% due 08/15/2025	100,000	105,352
Celgene Corp. Senior Notes 5.00% due 08/15/2045	35,000	38,437
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	60,000	66,555

		273,016

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	60,000	61,940
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	60,000	62,869
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	25,000	25,757
Baxalta, Inc. Senior Notes 5.25% due 06/23/2045*	35,000	37,786
Merck & Co., Inc. Senior Notes 2.35% due 02/10/2022	135,000	137,619
Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/2022*	135,000	119,138

		445,109

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	52,013
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	40,000	43,996
UnitedHealth Group, Inc. Senior Notes 3.95% due 10/15/2042	45,000	46,390
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	25,000	28,886

		171,285

Medical-Hospitals — 0.2%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	150,000	153,375
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	145,000	164,213
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	40,000	41,200

		358,788

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.70% due 12/15/2022	86,000	85,770

Metal-Copper — 0.1%
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	192,000	165,409

Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	50,000	57,715
Time Warner, Inc. Company Guar. Notes 4.65% due 06/01/2044	105,000	107,862
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	40,000	31,687

		197,264

Oil Companies-Exploration & Production — 0.1%
Denbury Resources, Inc. Company Guar. Notes 4.63% due 07/15/2023(7)(8)	85,000	49,938
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	55,000	52,072
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	80,000	66,600

		168,610

Oil Refining & Marketing — 0.0%
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	75,000	81,074

Pipelines — 0.1%
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	45,000	45,548
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	35,000	31,240
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	50,000	45,497

		122,285

Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	50,000	51,000

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.75% due 08/01/2021*	160,000	167,800

Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 4.00% due 06/01/2025	130,000	136,036
Corrections Corp of America Company Guar. Notes 4.63% due 05/01/2023	170,000	173,187
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	30,000	30,461
HCP, Inc. Senior Notes 5.38% due 02/01/2021	185,000	203,410
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	44,738
Ventas Realty LP Company Guar. Notes 4.38% due 02/01/2045	8,000	7,418

		595,250

Rental Auto/Equipment — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	100,000	95,580
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	100,000	101,551
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	30,000	30,210
Hertz Corp. Company Guar. Notes 7.38% due 01/15/2021	65,000	67,031
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	175,000	186,812

		481,184

Retail-Bedding — 0.0%
Serta Simmons Bedding LLC Senior Notes 8.13% due 10/01/2020*	80,000	84,200

Retail-Drug Store — 0.2%
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	65,000	70,163
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	110,000	128,551
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	68,485	82,283
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	100,000	104,354

		385,351

Retail-Regional Department Stores — 0.0%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	70,000	62,995

Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	35,000	39,552

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	133,000	134,656

Specified Purpose Acquisitions — 0.1%
Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*	100,000	102,250

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 5.20% due 08/01/2043	45,000	48,652

Telecommunication Equipment — 0.0%
CommScope Technologies Finance LLC Senior Notes 6.00% due 06/15/2025*	90,000	92,250

Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	10,000	10,165
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	335,000	317,769
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	40,000	39,400
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023	150,000	152,625
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	59,625
Verizon Communications, Inc. Senior Notes 2.45% due 11/01/2022	60,000	59,869
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	84,000	76,709
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	101,000	102,494
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	213,000	228,274
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	190,000	161,025

		1,207,955

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.63% due 01/14/2020	65,000	67,371
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	115,000	121,121
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	40,328
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	5,000	5,223
Reynolds American, Inc. Company Guar. Notes 5.70% due 08/15/2035	40,000	47,747
Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	90,000	110,473

		392,263

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	70,000	74,082
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	118,763
Burlington Northern Santa Fe LLC Senior Notes 4.55% due 09/01/2044	30,000	33,349
Burlington Northern Santa Fe LLC Senior Notes 4.90% due 04/01/2044	25,000	29,151

		255,345

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	100,000	101,750

Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	85,000	85,850

Total U.S. Corporate Bonds & Notes (cost $18,376,597)		18,879,351

FOREIGN CORPORATE BONDS & NOTES — 2.5%
Banks-Commercial — 0.9%
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	205,000	207,311
Credit Suisse NY Senior Notes 3.63% due 09/09/2024	250,000	259,282
HSBC Bank PLC Senior Notes 3.10% due 05/24/2016*	275,000	275,396
HSBC Bank PLC Senior Notes 4.13% due 08/12/2020*	340,000	366,628
Intesa Sanpaolo SpA Company Guar. Notes 3.88% due 01/15/2019	250,000	258,974
Skandinaviska Enskilda Banken AB Senior Notes 1.75% due 03/19/2018*	200,000	199,754
Skandinaviska Enskilda Banken AB Senior Notes 2.38% due 11/20/2018*	200,000	203,016
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	201,978

		1,972,339

Banks-Money Center — 0.1%
Lloyds Bank PLC Company Guar. Notes 2.70% due 08/17/2020	225,000	229,555

Banks-Special Purpose — 0.2%
KFW Government Guar. Notes 1.13% due 11/16/2018	510,000	510,839

Chemicals-Diversified — 0.0%
LYB International Finance BV Company Guar. Notes 4.88% due 03/15/2044	65,000	67,881

Diversified Banking Institutions — 0.2%
Credit Agricole SA Senior Notes 2.38% due 07/01/2021*	250,000	250,287
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	254,352

		504,639

Electric-Generation — 0.0%
Electricite de France SA Senior Notes 4.88% due 01/22/2044*	55,000	58,429

Investment Companies — 0.1%
CDP Financial, Inc. Senior Notes 3.15% due 07/24/2024*	250,000	261,865

Medical-Drugs — 0.1%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	165,000	138,187

Medical-Generic Drugs — 0.3%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	140,000	143,001
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	150,000	153,667
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	60,000	61,600
Perrigo Finance Unlimited Co. Company Guar. Notes 3.50% due 12/15/2021	200,000	203,824

		562,092

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	125,000	129,375

Oil Companies-Exploration & Production — 0.0%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	35,000	26,666

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	80,000	82,424
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	85,000	91,143

		173,567

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	170,000	124,100

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 02/15/2021*	200,000	209,500

Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 2.25% due 03/06/2017*	235,000	237,026

Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	100,000	104,375

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	95,000	98,134
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	50,000	54,798

		152,932

Total Foreign Corporate Bonds & Notes (cost $5,462,639)		5,463,367

U.S. GOVERNMENT AGENCIES — 12.0%
Federal Home Loan Mtg. Corp. — 3.0%
3.00% due 08/01/2043	164,309	168,632
3.00% due 04/01/2046	2,150,000	2,204,804
3.00% due 05/01/2046	70,000	71,720
3.50% due 02/01/2030	302,130	322,892
3.50% due 05/01/2042	104,072	109,349
3.50% due 08/01/2042	48,200	50,579
3.50% due 09/01/2044	76,993	81,306
3.50% due 01/01/2045	92,673	97,866
3.50% due 05/01/2045	159,737	168,686
3.50% due 07/01/2045	171,603	181,079
3.50% due 01/01/2046	197,641	207,203
3.50% due 02/01/2046	724,028	759,059
3.50% due 04/01/2046	40,000	41,935
3.50% due 05/01/2046	60,000	62,925
4.00% due 02/01/2046	1,031,475	1,102,650
4.00% due 03/01/2046	19,914	21,289
4.50% due 10/01/2019	26,545	27,313
5.00% due 03/01/2019	6,284	6,492
5.50% due 07/01/2034	41,817	47,127
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI
3.00% due 05/15/2027(1)(3)	62,434	6,071
Series 4097, Class CI
3.00% due 08/15/2027(1)(3)	189,069	18,349

Series 4097, Class HI
3.00% due 08/15/2027(1)(3)	409,223	44,691
Series 4146, Class AI
3.00% due 12/15/2027(1)(3)	102,250	10,075
Series 4207, Class JI
3.00% due 05/15/2028(1)(3)	488,585	49,216
Series 4463, Class CA
3.00% due 08/15/2039(1)	777,313	811,491
Series 4323, Class IW
3.50% due 04/15/2028(1)(3)	210,519	21,022

		6,693,821

Federal National Mtg. Assoc. — 6.4%
2.13% due 04/24/2026	815,000	813,422
2.50% due 03/01/2031	78,916	81,187
2.50% due May 15 TBA	1,010,000	1,037,952
3.00% due 05/01/2027	45,125	47,416
3.00% due 06/01/2027	51,139	53,676
3.00% due 12/01/2030	195,134	204,799
3.00% due 01/01/2031	412,614	432,466
3.00% due 05/01/2043	358,631	368,476
3.00% due 12/01/2043	604,622	621,190
3.00% due 04/01/2046	737,899	757,070
3.00% due May 15 TBA	560,000	584,930
3.10% due 01/01/2026	230,000	244,492
3.50% due 09/01/2030	125,126	133,844
3.50% due 11/01/2030	65,787	69,924
3.50% due 12/01/2030	106,076	112,791
3.50% due 01/01/2031	107,348	114,849
3.50% due 02/01/2031	59,406	63,313
3.50% due 03/01/2031	99,498	106,223
3.50% due 03/01/2042	18,078	19,068
3.50% due 08/01/2042	114,953	120,854
3.50% due 09/01/2042	38,744	40,866
3.50% due 10/01/2042	38,581	40,505
3.50% due 12/01/2042	142,570	149,762
3.50% due 02/01/2043	116,919	123,361
3.50% due 08/01/2044	659,921	694,325
3.50% due 03/01/2045	184,148	194,447
3.50% due 07/01/2045	326,030	344,264
3.50% due 08/01/2045	568,906	598,533
3.50% due 02/01/2046	316,324	331,601
3.50% due 04/01/2046	39,927	41,855
4.00% due 12/01/2041	326,604	352,589
4.00% due 03/01/2042	1,279,181	1,378,962
4.00% due 12/01/2042	182,601	195,613
4.00% due 04/01/2043	51,521	55,600
4.50% due 09/01/2041	225,613	245,760
4.50% due 06/01/2044	1,017,737	1,108,841
5.00% due 03/01/2018	7,600	7,852
5.00% due 04/01/2018	2,661	2,740
5.00% due 07/01/2018	7,624	7,851
5.00% due 08/01/2018	5,586	5,755
5.00% due 06/01/2019	11,343	11,739
5.00% due 09/01/2041	215,247	238,924
5.00% due May 30 TBA	440,000	486,974
5.50% due 10/01/2017	13,336	13,573
5.50% due 11/01/2017	2,435	2,453
5.50% due 04/01/2037	148,558	167,916
5.50% due May 30 TBA	200,000	223,977
6.00% due 08/01/2017	3,697	3,751
6.50% due 10/01/2039	35,874	41,130
Federal National Mtg. Assoc. REMIC
Series 2012-128, Class KI
3.00% due 11/25/2027(1)(3)	344,225	34,584
Series 2012-144, Class EI
3.00% due 01/25/2028(1)(3)	85,994	9,678
Series 2012-145, Class EI
3.00% due 01/25/2028(1)(3)	175,004	17,420
Series 2012-150, Class BI
3.00% due 01/25/2028(1)(3)	205,069	20,156
Series 2013-10, Class YI
3.00% due 02/25/2028(1)(3)	164,277	15,967
Series 2013-9, Class IO
3.00% due 02/25/2028(1)(3)	73,237	7,407
Series 2013-15, Class QI
3.00% due 03/25/2028(1)(3)	70,048	7,128
Series 2014-25, Class E
3.00% due 04/25/2040(1)	287,020	298,753
Series 2014-61, Class HK
3.00% due 10/25/2040(1)	247,717	258,332
Series 2015-46, Class BA
3.00% due 05/25/2041(1)	345,513	360,980
Series 2014-13, Class KI
3.50% due 03/25/2029(1)(3)	287,471	37,912
Series 2010-116, Class BI
5.00% due 08/25/2020(1)(3)	82,138	4,760
Series 2011-3, Class KA
5.00% due 04/25/2040(1)	43,155	47,218

		14,219,756

Government National Mtg. Assoc. — 2.5%
3.50% due 01/20/2043	1,528,586	1,619,533
3.50% due 05/20/2043	775,020	820,941
3.50% due 04/20/2046	80,000	84,592
4.00% due 12/20/2045	115,963	124,016
4.00% due 01/20/2046	771,425	825,259
4.00% due 03/20/2046	368,864	395,087
4.50% due 05/15/2039	55,659	61,831
4.50% due 07/15/2040	7,846	8,582
4.50% due 07/20/2040	29,380	31,960
4.50% due 10/20/2040	171,195	186,254
4.50% due 08/20/2045	159,629	171,363
5.00% due 10/20/2039	125,981	139,969
5.00% due 06/15/2040	149,452	166,628
5.00% due 07/20/2040	62,337	69,232
5.50% due 01/15/2034	180,396	201,640
7.50% due 01/15/2032	44,182	55,487
Government National Mtg. Assoc. REMIC
Series 2010-68, Class WA
3.00% due 12/16/2039(1)	97,266	101,542

Government National Mtg. Assoc. REMIC
Series 2010-116, Class HB
4.00% due 09/20/2040(1)	360,000	385,769

		5,449,685

Tennessee Valley Authority — 0.1%
4.65% due 06/15/2035	248,000	292,995

Total U.S. Government Agencies (cost $26,501,041)		26,656,257

U.S. GOVERNMENT TREASURIES — 6.6%
United States Treasury Bonds — 1.2%
1.38% due 02/15/2044 TIPS(4)	114,962	129,134
2.50% due 02/15/2045	307,500	297,074
2.50% due 02/15/2046	100,000	96,629
2.88% due 08/15/2045	230,000	239,981
3.00% due 05/15/2045	815,000	871,955
3.00% due 11/15/2045	385,000	411,980
4.50% due 02/15/2036	510,000	693,819

		2,740,572

United States Treasury Notes — 5.4%
0.75% due 04/15/2018	852,500	851,967
0.75% due 02/15/2019	1,025,000	1,020,956
0.88% due 10/15/2018	1,430,000	1,430,782
1.00% due 03/15/2018	500,000	502,168
1.00% due 05/15/2018	620,000	622,470
1.13% due 02/28/2021	1,790,000	1,778,464
1.25% due 11/15/2018	1,420,000	1,433,757
1.25% due 12/15/2018	1,190,000	1,201,714
1.38% due 09/30/2020	276,300	278,016
1.63% due 02/15/2026	1,050,000	1,031,789
1.75% due 01/31/2023	180,000	181,913
2.00% due 08/15/2025	1,145,000	1,164,501
2.25% due 11/15/2025	410,000	425,583

		11,924,080

Total U.S. Government Treasuries (cost $14,516,208)		14,664,652

MUNICIPAL BONDS & NOTES — 0.3%
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	300,550
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	130,943
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	178,339
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	90,000	87,055

Total Municipal Bonds & Notes (cost $603,268)		696,887

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	200,000	212,000
Republic of Panama Senior Notes 3.88% due 03/17/2028	330,000	338,250

Total Foreign Government Obligations (cost $526,776)		550,250

Total Long-Term Investment Securities (cost $204,649,044)		215,692,036

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.01% due 07/07/16(5) (cost $169,892)	170,000	169,954

REPURCHASE AGREEMENTS — 2.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 04/29/2016, to be repurchased 05/02/2016 in the amount of $5,003,004 and collateralized by $4,910,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $5,103,159 (cost $5,003,000)	5,003,000	5,003,000

TOTAL INVESTMENTS (cost $209,821,936)(6)	99.8%	220,864,990
Other assets less liabilities	0.2	400,109

NET ASSETS	100.0%	$221,265,099

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2016, the aggregate value of these securities was $7,740,072 representing 3.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Interest Only
(4)	Principal amount of security is adjusted for inflation.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 4 for cost of investments on a tax basis.
(7)	Illiquid security. At April 30, 2016, the aggregate value of these securities was $49,938 representing 0.0% of net assets.
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2016, the Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value per Share	% of Net Assets
U.S. CORPORATE BONDS & NOTES
Denbury Resources, Inc.
Company Guar. Notes
4.63% due 07/15/2023	08/22/2014	$85,000	$82,130	$49,938	$0.59	0.01%

REMIC	— Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.

The actual principal and maturity date will be determined upon settlement date.

TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2016	Unrealized Appreciation (Depreciation)
16	Long	S&P 500 E-Mini Index	June 2016	$1,623,715	$1,647,280	$23,565
50	Long	U.S. Treasury 5 Year Notes	June 2016	6,036,728	6,045,703	8,975
32	Long	U.S. Treasury 10 Year Notes	June 2016	4,164,209	4,162,000	(2,209)
8	Long	U.S. Treasury 2 Year Notes	June 2016	1,747,390	1,749,000	1,610
11	Long	U.S. Treasury Long Bonds	June 2016	1,800,674	1,796,438	(4,236)
1	Long	U.S. Treasury Ultra Bonds	June 2016	171,917	171,344	(573)

						$27,132

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$130,139,375	$—	$—	$130,139,375
Asset Backed Securities	—	18,641,897	—	18,641,897
U.S. Corporate Bonds & Notes	—	18,879,351	—	18,879,351
Foreign Corporate Bonds & Notes	—	5,463,367	—	5,463,367
U.S. Government Agencies	—	26,656,257	—	26,656,257
U.S. Government Treasuries	—	14,664,652	—	14,664,652
Municipal Bonds & Notes	—	696,887	—	696,887
Foreign Government Obligations	—	550,250	—	550,250
Short-Term Investment Securities	—	169,954	—	169,954
Repurchase Agreements	—	5,003,000	—	5,003,000

Total Investments at Value	$130,139,375	$90,725,615	$—	$220,864,990

Other Financial Instruments:+
Futures Contracts	$34,150	$—	$—	$34,150

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$7,018	$—	$—	$7,018

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 60.4%
Advertising Agencies — 0.5%
Omnicom Group, Inc.	29,463	$2,444,545

Aerospace/Defense — 1.2%
Lockheed Martin Corp.	13,254	3,079,964
Northrop Grumman Corp.	17,642	3,638,839

		6,718,803

Aerospace/Defense-Equipment — 0.8%
Orbital ATK, Inc.	2,712	235,944
United Technologies Corp.	41,026	4,281,884

		4,517,828

Agricultural Chemicals — 0.2%
Monsanto Co.	11,898	1,114,605

Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	65,161	2,602,530

Airlines — 0.1%
Delta Air Lines, Inc.	11,295	470,663

Applications Software — 0.4%
Microsoft Corp.	37,811	1,885,635

Auto-Cars/Light Trucks — 0.5%
General Motors Co.	23,136	735,725
Hyundai Motor Co.(1)	5,718	718,586
Kia Motors Corp.(1)	28,194	1,182,305

		2,636,616

Auto/Truck Parts & Equipment-Original — 1.1%
Allison Transmission Holdings, Inc.	48,219	1,389,189
Delphi Automotive PLC	19,625	1,444,989
Johnson Controls, Inc.	48,423	2,004,712
Magna International, Inc.	30,387	1,276,317

		6,115,207

Banks-Commercial — 0.5%
BB&T Corp.	40,567	1,435,260
BOC Hong Kong Holdings, Ltd.(1)	109,000	324,847
Sumitomo Mitsui Financial Group, Inc.(1)	28,500	856,715

		2,616,822

Banks-Fiduciary — 0.9%
Bank of New York Mellon Corp.	71,759	2,887,582
State Street Corp.	30,665	1,910,430

		4,798,012

Banks-Super Regional — 2.3%
PNC Financial Services Group, Inc.	16,461	1,444,947
SunTrust Banks, Inc.	12,212	509,729
US Bancorp	49,996	2,134,329
Wells Fargo & Co.	171,505	8,571,820

		12,660,825

Beverages-Non-alcoholic — 0.1%
Coca-Cola Co.	15,901	712,365

Beverages-Wine/Spirits — 0.4%
Diageo PLC(1)	73,653	1,990,020

Building & Construction Products-Misc. — 0.3%
Owens Corning	37,543	1,729,606

Building-Residential/Commercial — 0.0%
Bellway PLC(1)	5,840	208,605

Cable/Satellite TV — 1.6%
Comcast Corp., Class A	93,178	5,661,495
Time Warner Cable, Inc.	13,051	2,768,248

		8,429,743

Cellular Telecom — 0.0%
Vodafone Group PLC(1)	81,139	262,395

Chemicals-Diversified — 1.6%
Celanese Corp., Series A	11,242	794,809
E.I. du Pont de Nemours & Co.	21,427	1,412,254
LyondellBasell Industries NV, Class A	23,456	1,939,108
PPG Industries, Inc.	39,511	4,361,619

		8,507,790

Coatings/Paint — 0.2%
Axalta Coating Systems, Ltd.†	30,197	859,709

Commercial Services — 0.1%
Aramark	23,312	781,185

Commercial Services-Finance — 0.6%
Equifax, Inc.	2,103	252,886
Global Payments, Inc.	22,390	1,616,110
S&P Global, Inc.	2,143	228,980
Sabre Corp.	32,449	939,398

		3,037,374

Computer Services — 1.5%
Accenture PLC, Class A	43,200	4,878,144
Hewlett Packard Enterprise Co.	28,803	479,858
International Business Machines Corp.	17,352	2,532,351

		7,890,353

Computers — 0.2%
Apple, Inc.	9,683	907,684

Computers-Memory Devices — 0.1%
Seagate Technology PLC	13,276	289,018

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	6,824	854,297

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	10,746	569,108

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co.	6,588	527,831

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	14,311	941,664
Fiserv, Inc.†	5,114	499,740

		1,441,404

Diagnostic Equipment — 2.0%
Abbott Laboratories	67,036	2,607,700
Danaher Corp.	50,657	4,901,065
Thermo Fisher Scientific, Inc.	24,556	3,542,203

		11,050,968

Distribution/Wholesale — 0.1%
LKQ Corp.†	22,842	732,086

Diversified Banking Institutions — 4.1%
Bank of America Corp.	85,081	1,238,779
BNP Paribas SA(1)	7,832	415,064
Citigroup, Inc.	30,286	1,401,636
Goldman Sachs Group, Inc.	21,638	3,551,012
HSBC Holdings PLC(1)	91,732	608,677
JPMorgan Chase & Co.	207,486	13,113,115

Morgan Stanley	31,310	847,249
UBS Group AG(1)	63,079	1,089,200

		22,264,732

Diversified Manufacturing Operations — 1.7%
3M Co.	24,309	4,068,840
Eaton Corp. PLC	28,957	1,832,109
Illinois Tool Works, Inc.	20,969	2,191,680
Ingersoll-Rand PLC	5,001	327,766
Pentair PLC	17,072	991,542

		9,411,937

Diversified Minerals — 0.1%
BHP Billiton PLC(1)	47,695	651,039

E-Commerce/Products — 0.6%
Amazon.com, Inc.†	4,665	3,076,987

Electric-Distribution — 0.4%
PPL Corp.	60,848	2,290,319

Electric-Integrated — 1.4%
American Electric Power Co., Inc.	31,928	2,027,428
Duke Energy Corp.	17,408	1,371,402
Engie SA(1)	46,626	769,341
Exelon Corp.	65,284	2,290,816
Public Service Enterprise Group, Inc.	15,587	719,028
Xcel Energy, Inc.	6,181	247,425

		7,425,440

Electronic Components-Semiconductors — 0.6%
Intel Corp.	20,744	628,128
Microchip Technology, Inc.	11,245	546,395
Texas Instruments, Inc.	39,561	2,256,559

		3,431,082

Electronic Security Devices — 0.4%
Tyco International PLC	59,522	2,292,787

Engines-Internal Combustion — 0.2%
Cummins, Inc.	8,586	1,004,820

Enterprise Software/Service — 0.5%
CA, Inc.	21,688	643,266
Oracle Corp.	46,045	1,835,354

		2,478,620

Entertainment Software — 0.3%
Activision Blizzard, Inc.	29,369	1,012,349
Electronic Arts, Inc.†	3,569	220,743
Take-Two Interactive Software, Inc.†	15,340	524,321

		1,757,413

Finance-Credit Card — 0.9%
American Express Co.	29,112	1,904,798
Discover Financial Services	22,329	1,256,453
Visa, Inc., Class A	20,789	1,605,742

		4,766,993

Finance-Other Services — 0.2%
Nasdaq, Inc.	16,889	1,042,220

Fisheries — 0.1%
Marine Harvest ASA(1)	48,763	759,489

Food-Confectionery — 0.1%
J.M. Smucker Co.	3,870	491,413

Food-Dairy Products — 0.0%
Dean Foods Co.	11,572	199,386

Food-Misc./Diversified — 1.7%
Danone SA(1)	20,588	1,442,648
General Mills, Inc.	47,811	2,932,727
Kellogg Co.	11,912	914,961
McCormick & Co., Inc.	3,490	327,292
Mondelez International, Inc., Class A	17,378	746,559
Nestle SA(1)	36,250	2,698,984

		9,063,171

Food-Retail — 0.1%
Kroger Co.	19,426	687,486

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	8,136	370,513

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	17,183	378,885

Industrial Gases — 0.1%
Praxair, Inc.	3,999	469,722

Instruments-Controls — 0.9%
Honeywell International, Inc.	41,367	4,727,007

Insurance Brokers — 0.5%
Aon PLC	25,999	2,733,015

Insurance-Life/Health — 0.7%
Prudential Financial, Inc.	37,256	2,892,556
Suncorp Group, Ltd.(1)	75,931	720,382

		3,612,938

Insurance-Multi-line — 1.9%
Chubb, Ltd.	34,541	4,071,002
MetLife, Inc.	108,669	4,900,972
Zurich Insurance Group AG(1)	5,722	1,282,024

		10,253,998

Insurance-Property/Casualty — 0.6%
Travelers Cos., Inc.	29,000	3,187,100

Insurance-Reinsurance — 0.3%
Validus Holdings, Ltd.	34,711	1,599,830

Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	18,038	2,120,908

Investment Management/Advisor Services — 0.7%
BlackRock, Inc.	5,554	1,979,057
Franklin Resources, Inc.	43,249	1,614,917

		3,593,974

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	8,927	693,806

Machinery-Farming — 0.2%
Deere & Co.	13,785	1,159,456

Medical Instruments — 1.0%
Medtronic PLC	49,855	3,946,023
St. Jude Medical, Inc.	20,403	1,554,709

		5,500,732

Medical Products — 0.4%
Cooper Cos., Inc.	6,996	1,070,947

Zimmer Biomet Holdings, Inc.	9,453	1,094,374

		2,165,321

Medical-Biomedical/Gene — 0.2%
Celgene Corp.†	4,454	460,588
Gilead Sciences, Inc.	7,651	674,895

		1,135,483

Medical-Drugs — 4.5%
Allergan PLC†	4,491	972,571
Bayer AG(1)	5,053	583,091
Bristol-Myers Squibb Co.	34,807	2,512,369
Eli Lilly & Co.	46,385	3,503,459
Johnson & Johnson	59,872	6,710,454
Merck & Co., Inc.	107,562	5,898,700
Novartis AG(1)	3,774	288,170
Pfizer, Inc.	112,181	3,669,441
Roche Holding AG(1)	1,077	272,420

		24,410,675

Medical-Generic Drugs — 0.1%
Teva Pharmaceutical Industries, Ltd. ADR	8,781	478,125

Medical-HMO — 0.2%
Cigna Corp.	8,483	1,175,235

Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	29,336	559,731

Medical-Wholesale Drug Distribution — 0.2%
McKesson Corp.	5,915	992,655

Metal-Diversified — 0.1%
Rio Tinto PLC(1)	21,836	733,488

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	10,489	501,689

Multimedia — 0.8%
Time Warner, Inc.	33,238	2,497,503
Twenty-First Century Fox, Inc., Class A	24,579	743,761
Viacom, Inc., Class B	6,092	249,163
Walt Disney Co.	7,897	815,444

		4,305,871

Networking Products — 0.6%
Cisco Systems, Inc.	110,409	3,035,143

Oil & Gas Drilling — 0.1%
Noble Corp. PLC	28,612	321,313

Oil Companies-Exploration & Production — 1.4%
Anadarko Petroleum Corp.	17,868	942,716
Canadian Natural Resources, Ltd.	13,883	416,768
EOG Resources, Inc.	23,219	1,918,354
EQT Corp.	10,965	768,646
Hess Corp.	15,531	925,958
Noble Energy, Inc.	23,651	854,037
Occidental Petroleum Corp.	22,369	1,714,584

		7,541,063

Oil Companies-Integrated — 1.4%
BP PLC(1)	231,539	1,277,164
Chevron Corp.	30,218	3,087,675
Exxon Mobil Corp.	37,966	3,356,195

		7,721,034

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	16,245	585,470

Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp.	20,090	785,117
Valero Energy Corp.	41,225	2,426,916

		3,212,033

Oil-Field Services — 0.3%
Schlumberger, Ltd.	21,926	1,761,535

Pharmacy Services — 0.1%
Express Scripts Holding Co.†	10,141	747,696

Pipelines — 0.2%
Enterprise Products Partners LP	13,799	368,295
Williams Partners LP	28,303	855,600

		1,223,895

Private Equity — 0.1%
Blackstone Group LP	14,822	406,716

Publishing-Periodicals — 0.0%
Time, Inc.	1,173	17,243

Real Estate Investment Trusts — 0.6%
Hospitality Properties Trust	17,654	451,766
Medical Properties Trust, Inc.	53,094	706,681
Mid-America Apartment Communities, Inc.	12,245	1,171,969
Starwood Property Trust, Inc.	23,796	460,691
STORE Capital Corp.	13,927	357,506

		3,148,613

Retail-Apparel/Shoe — 0.4%
Abercrombie & Fitch Co., Class A	18,607	497,365
American Eagle Outfitters, Inc.	107,212	1,534,204

		2,031,569

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	2,247	350,757

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	489	23,091

Retail-Convenience Store — 0.1%
Lawson, Inc.(1)	5,100	398,112

Retail-Discount — 0.8%
Target Corp.	57,496	4,570,932

Retail-Drug Store — 1.0%
CVS Health Corp.	55,511	5,578,855

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	14,794	655,374

Retail-Restaurants — 0.1%
Yum! Brands, Inc.	5,077	403,926

Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	5,992	337,469
Maxim Integrated Products, Inc.	15,990	571,163

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	64,356	1,518,158

		2,426,790

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC(1)	7,308	709,441

Telephone-Integrated — 1.6%
AT&T, Inc.	16,053	623,177
Frontier Communications Corp.	102,817	571,663
TDC A/S(1)	87,796	449,590
Telecom Italia SpA RSP(1)	491,856	386,687
Telefonica Brasil SA ADR	60,031	739,582
Verizon Communications, Inc.	117,958	6,008,780

		8,779,479

Tobacco — 2.6%
Altria Group, Inc.	58,614	3,675,684
Japan Tobacco, Inc.(1)	14,600	598,038
Philip Morris International, Inc.	92,084	9,035,282
Reynolds American, Inc.	11,747	582,651

		13,891,655

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	10,178	1,139,122

Transport-Rail — 0.4%
Canadian National Railway Co.	9,631	592,884
Union Pacific Corp.	18,924	1,650,741

		2,243,625

Transport-Services — 0.4%
United Parcel Service, Inc., Class B	22,925	2,408,730

Web Portals/ISP — 0.1%
Alphabet, Inc., Class A†	959	678,857

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	15,229	1,145,068

Total Common Stocks (cost $259,262,992)		326,476,260

CONVERTIBLE PREFERRED SECURITIES — 0.8%
Electric-Integrated — 0.2%
Exelon Corp. 6.50%	23,676	1,147,339

Food-Meat Products — 0.4%
Tyson Foods, Inc. 4.75%	32,800	2,392,432

Medical-Drugs — 0.1%
Allergan PLC 5.50%	666	540,452

Telephone-Integrated — 0.1%
Frontier Communications Corp. 11.13%	3,518	366,928

Total Convertible Preferred Securities (cost $3,888,998)		4,447,151

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Banks-Commercial — 0.2%
BBVA Bancomer SA 6.75% due 09/30/2022*	510,000	559,725
BPCE SA FRS 12.50% due 09/30/2019*(2)	593,000	736,921

		1,296,646

Banks-Super Regional — 0.1%
Wells Fargo & Co. FRS Series S 5.90% due 06/15/2024(2)	364,000	372,645

Diversified Banking Institutions — 0.1%
BNP Paribas SA FRS 7.20% due 06/25/2037*(2)	400,000	435,000

Insurance-Multi-line — 0.1%
ZFS Finance USA Trust V FRS 6.50% due 05/09/2037*	474,000	475,185

Total Preferred Securities/Capital Securities (cost $2,385,223)		2,579,476

ASSET BACKED SECURITIES — 2.5%
Diversified Financial Services — 2.5%
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	630,000	631,985
Atrium VII CLO FRS Series 7A, Class AR 1.42% due 11/16/2022*(3)(4)	252,325	250,862
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 2.04% due 12/28/2040*(4)	428,181	310,927
Cent CLO LP FRS Series 2013-17A, Class A1 1.92% due 01/30/2025*(3)	529,000	525,598
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.90% due 12/10/2049(5)	700,000	725,593
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(5)	384,038	390,540
COMM Mtg. Trust Series LC21, Class A4 3.71% due 07/10/2048(5)	821,121	881,509
Credit Suisse Commercial Mtg. Trust VRS Series 2007-C5, Class A4 5.70% due 09/15/2040(5)	823,234	849,770

CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(5)	467,518	494,501
Dryden Senior Loan Fund FRS Series 2013-26A, Class A 1.73% due 07/15/2025*(3)	680,000	671,140
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	347,000	351,619
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	268,000	271,702
Fortress Credit BSL, Ltd. FRS Series 2013-1A, Class A 1.81% due 01/19/2025*(3)	449,206	445,132
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036	153,439	146,624
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/2039(5)	1,725,000	1,757,381
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(5)	879,375	920,615
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 1.79% due 04/25/2025*(3)	617,000	609,874
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(5)	1,010,000	1,070,827
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A4 5.93% due 06/15/2049(5)	550,000	563,236
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD12, Class A3 6.13% due 02/15/2051(5)	12,380	12,370
Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 1.13% due 11/15/2030*(5)(6)	693,292	9,429
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035	329,784	273,178
Wachovia Bank Commercial Mtg. Trust VRS Series 2007, Class A3 5.89% due 06/15/2049(5)	707,737	728,856
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(5)	893,749	947,113

Total Asset Backed Securities (cost $14,026,991)		13,840,381

U.S. CORPORATE BONDS & NOTES — 8.3%
Auto-Cars/Light Trucks — 0.2%
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	246,000	269,866
Toyota Motor Credit Corp. Senior Notes 3.40% due 09/15/2021	550,000	592,030

		861,896

Banks-Commercial — 0.1%
Discover Bank Senior Notes 4.20% due 08/08/2023	320,000	335,163

Banks-Super Regional — 0.3%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	720,000	731,590
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	600,000	618,819
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	271,000	274,602

		1,625,011

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	707,000	745,245
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	660,000	1,011,800

		1,757,045

Cable/Satellite TV — 0.1%
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	449,000	484,043

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	240,000	256,653
Crown Castle Towers LLC Senior Sec. Bonds 6.11% due 01/15/2040*	454,000	502,834

		759,487

Computers — 0.2%
Apple, Inc. Senior Notes 2.85% due 02/23/2023	740,000	763,493
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	223,239

		986,732

Diversified Banking Institutions — 1.3%
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	851,352
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	1,282,000	1,359,167
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	460,000	533,414
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	460,000	468,160
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	772,000	794,929
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	770,000	867,648
Morgan Stanley Senior Notes 3.88% due 04/29/2024	665,000	699,396
Morgan Stanley Senior Notes 4.00% due 07/23/2025	248,000	260,920
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,270,000	1,385,413

		7,220,399

Diversified Financial Services — 0.1%
General Electric Capital Corp. FRS Company Guar. Notes 1.25% due 01/09/2020	399,000	400,269

Diversified Manufacturing Operations — 0.0%
General Electric Capital Corp. Company Guar. Notes 3.10% due 01/09/2023	99,000	105,114

Electric-Integrated — 0.7%
Berkshire Hathaway Energy Co. Senior Notes 3.75% due 11/15/2023	410,000	440,389
Exelon Corp. Senior Notes 3.40% due 04/15/2026	707,000	725,395
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	166,000	221,680
Pacific Gas & Electric Co. Senior Notes 4.60% due 06/15/2043	530,000	600,918
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	547,797
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	199,339
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	690,151
W3A Funding Corp. Sec. Notes 8.09% due 01/02/2017	65,410	65,410

		3,491,079

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	495,000	619,474

Finance-Credit Card — 0.1%
Visa, Inc. Senior Notes 3.15% due 12/14/2025	748,000	784,231

Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	188,000	193,638
Intercontinental Exchange, Inc. Company Guar. Notes 4.00% due 10/15/2023	519,000	549,165

		742,803

Food-Confectionery — 0.1%
JM Smucker Co. Company Guar. Notes 3.50% due 03/15/2025	361,000	378,730
WM Wrigley Jr. Co. Senior Notes 2.40% due 10/21/2018*	150,000	152,752

		531,482

Food-Misc./Diversified — 0.1%
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	256,000	271,632

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc. Senior Notes 3.85% due 04/01/2023	570,000	596,002

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	627,985

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	350,000	366,711

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	245,000	255,135

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	600,000	668,188

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	530,000	539,615

Medical Products — 0.4%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	372,000	381,719
Becton Dickinson and Co. Senior Notes 6.38% due 08/01/2019	720,000	816,367
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	771,000	792,243

		1,990,329

Medical-Biomedical/Gene — 0.3%
Celgene Corp. Senior Notes 2.88% due 08/15/2020	320,000	331,417
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	1,192,000	1,265,872
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	190,000	205,059

		1,802,348

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	364,000	381,406

Medical-HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	822,000	891,350
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	375,000	382,409

		1,273,759

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	630,000	527,625

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 8.50% due 02/23/2025	664,000	888,728
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	700,000	926,357

		1,815,085

Oil Companies-Exploration & Production — 0.0%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	43,000	45,655

Oil Companies-Integrated — 0.2%
Chevron Corp. FRS Senior Notes 0.79% due 11/15/2017	1,056,000	1,053,066

Pipelines — 0.5%
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	346,000	316,807
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	270,000	258,710
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	565,000	630,381
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	520,000	502,024
Kinder Morgan Energy Partners LP Company Guar. Bonds 7.40% due 03/15/2031	110,000	116,960
Kinder Morgan Energy Partners LP Company Guar. Bonds 7.75% due 03/15/2032	212,000	228,628
Spectra Energy Capital LLC Company Guar. Notes 8.00% due 10/01/2019	708,000	813,252

		2,866,762

Real Estate Investment Trusts — 0.1%
HCP, Inc. Senior Notes 5.38% due 02/01/2021	460,000	505,775

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	918,945

Retail-Apparel/Shoe — 0.1%
Gap, Inc. Senior Notes 5.95% due 04/12/2021	380,000	405,251

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	173,000	232,466

Retail-Discount — 0.4%
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/2035	1,503,000	1,877,560

Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	773,000	834,392
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.30% due 11/18/2021	529,000	549,023
Walgreens Boots Alliance, Inc. Company Guar. Notes 4.50% due 11/18/2034	265,000	264,534

		1,647,949

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	533,462
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	523,000	531,649
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	637,000	699,125
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	195,000	244,607

		2,008,843

Tobacco — 0.2%
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	1,156,000	1,280,231

Total U.S. Corporate Bonds & Notes (cost $41,453,319)		44,662,551

FOREIGN CORPORATE BONDS & NOTES — 3.4%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	532,000	535,534

Banks-Commercial — 0.6%
Banco de Credito del Peru/Panama Senior Notes 5.38% due 09/16/2020	522,000	571,590
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Bond 4.10% due 09/09/2023*	530,000	572,024
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	460,000	506,690
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	240,000	255,123
ING Bank NV Senior Notes 3.75% due 03/07/2017*	514,000	524,866
ING Bank NV Sub. Notes 5.80% due 09/25/2023*	659,000	727,674
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	201,978

		3,359,945

Banks-Money Center — 0.1%
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	400,000	409,398

Banks-Special Purpose — 0.2%
KfW Government Guar. Notes 4.88% due 06/17/2019	840,000	932,801

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.63% due 04/29/2023	640,000	655,055

Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	201,000	188,853

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	982,000	1,091,610

Diversified Banking Institutions — 0.2%
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	493,000	518,019

UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*(4)	523,000	537,203

		1,055,222

Diversified Financial Services — 0.1%
GE Capital International Funding Co. Company Guar. Notes 3.37% due 11/15/2025*	256,000	273,447

Electric-Distribution — 0.1%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*(4)	561,000	574,940

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,120,727

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	288,000	295,681
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	338,000	346,619
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	352,000	369,401

		1,011,701

Oil Companies-Exploration & Production — 0.1%
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	630,000	652,249
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Sec. Notes 5.83% due 09/30/2016*	56,922	57,972

		710,221

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	213,004
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	527,000	589,861
Petro-Canada Senior Notes 6.05% due 05/15/2018	1,075,000	1,149,477
Petroleos Mexicanos Company Guar. Notes 3.13% due 01/23/2019	229,000	228,427
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/2019	491,000	546,630
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	424,000	426,053
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	580,000	624,712

		3,778,164

Pipelines — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	774,000	770,047

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	683,625

Tobacco — 0.1%
Imperial Tobacco Finance PLC Company Guar. Notes 2.95% due 07/21/2020*(4)	517,000	532,848

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.50% due 11/28/2022	690,000	703,280

Total Foreign Corporate Bonds & Notes (cost $17,451,960)		18,387,418

U.S. GOVERNMENT AGENCIES — 11.9%
Federal Home Loan Mtg. Corp. — 4.0%
3.00% due 11/01/2030	545,906	571,383
3.00% due 03/01/2043	421,784	434,835
3.00% due 04/01/2043	1,002,911	1,035,205
3.00% due 05/01/2043	845,286	873,289
3.50% due 02/01/2042	481,873	508,622
3.50% due 04/01/2042	268,694	284,687
3.50% due 12/01/2042	744,013	786,197
3.50% due 04/01/2043	188,163	198,880
3.50% due 07/01/2043	282,706	296,395
3.50% due 08/01/2043	499,547	523,890
3.50% due 11/01/2045	1,033,473	1,083,476
3.50% due 12/01/2045	588,678	617,160
4.00% due 11/01/2040	641,276	686,691
4.00% due 01/01/2041	1,273,518	1,363,555
4.00% due 11/01/2043	418,748	447,353
4.00% due 04/01/2044	458,058	489,951
4.00% due 09/01/2044	1,458,356	1,557,382
4.00% due May 30 TBA	572,406	611,222
4.50% due 08/01/2018	30,600	31,459
4.50% due 11/01/2018	65,174	67,033
4.50% due 01/01/2019	18,411	18,944

4.50% due 03/01/2019	5,136	5,286
4.50% due 08/01/2019	3,868	3,984
4.50% due 02/01/2020	7,639	7,906
4.50% due 08/01/2024	211,642	224,540
4.50% due 04/01/2035	37,845	41,307
4.50% due 07/01/2039	290,500	317,017
4.50% due 09/01/2039	120,350	131,406
4.50% due 10/01/2039	71,224	77,781
5.00% due 03/01/2018	17,229	17,732
5.00% due 05/01/2018	17,360	17,868
5.00% due 09/01/2018	20,374	21,044
5.00% due 02/01/2019	28,814	29,684
5.00% due 09/01/2033	153,628	171,085
5.00% due 03/01/2034	67,657	75,655
5.00% due 04/01/2034	27,031	29,977
5.00% due 08/01/2035	41,624	46,038
5.00% due 10/01/2035	86,329	96,000
5.00% due 11/01/2035	276,797	306,685
5.00% due 12/01/2036	50,297	55,779
5.00% due 07/01/2039	391,027	430,109
5.50% due 01/01/2019	39,475	40,609
5.50% due 04/01/2019	4,107	4,242
5.50% due 06/01/2019	2,577	2,666
5.50% due 07/01/2019	6,008	6,212
5.50% due 10/01/2024	39,325	43,718
5.50% due 06/01/2025	57,594	64,026
5.50% due 07/01/2025	34,453	38,302
5.50% due 08/01/2025	50,973	56,667
5.50% due 09/01/2025	32,003	35,578
5.50% due 12/01/2033	94,990	109,091
5.50% due 01/01/2034	147,497	166,405
5.50% due 04/01/2034	28,446	32,236
5.50% due 11/01/2034	18,286	20,640
5.50% due 05/01/2035	19,237	21,555
5.50% due 09/01/2035	41,713	46,973
5.50% due 10/01/2035	27,720	31,455
6.00% due 04/01/2017	2,410	2,447
6.00% due 07/01/2017	1,328	1,347
6.00% due 10/01/2017	2,679	2,719
6.00% due 08/01/2019	32,151	33,595
6.00% due 09/01/2019	3,130	3,201
6.00% due 11/01/2019	7,292	7,590
6.00% due 05/01/2021	9,437	9,877
6.00% due 10/01/2021	44,285	47,107
6.00% due 02/01/2023	57,783	65,420
6.00% due 12/01/2025	22,153	25,081
6.00% due 02/01/2026	20,194	22,864
6.00% due 04/01/2034	61,688	70,863
6.00% due 07/01/2034	72,833	83,711
6.00% due 08/01/2034	175,361	201,831
6.00% due 09/01/2034	9,609	10,882
6.00% due 07/01/2035	49,890	57,367
6.00% due 08/01/2035	39,087	44,907
6.00% due 11/01/2035	80,439	92,411
6.00% due 03/01/2036	31,591	36,238
6.00% due 07/01/2036	15,279	17,303
6.00% due 10/01/2036	34,444	38,997
6.00% due 01/01/2037	63,829	72,898
6.00% due 03/01/2037	8,682	9,834
6.00% due 05/01/2037	70,202	80,207
6.00% due 06/01/2037	53,100	60,138
6.50% due 05/01/2034	16,421	18,703
6.50% due 06/01/2034	43,932	50,486
6.50% due 08/01/2034	71,176	81,067
6.50% due 10/01/2034	43,158	51,871
6.50% due 11/01/2034	1,457	1,660
6.50% due 05/01/2037	44,432	51,119
6.50% due 07/01/2037	40,414	47,602
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs.
Series K712, Class A2
1.87% due 11/25/2019(5)	225,000	228,189
Series K704, Class A2
2.41% due 08/25/2018(5)	278,484	284,956
Series K503, Class A2
2.46% due 08/25/2019(5)	200,000	205,662
Series K026, Class A2
2.51% due 11/25/2022(5)	263,000	271,657
Series K042, Class A2
2.67% due 12/25/2024(5)	320,000	329,097
Series K025, Class A2
2.68% due 10/25/2022(5)	200,000	208,884
Series K720, Class A2
2.72% due 06/25/2022(5)	218,832	229,464
Series K718, Class A2
2.79% due 01/25/2022(5)	299,000	314,853
Series K028, Class A2
3.11% due 02/25/2023(5)	439,000	469,093
Series K702, Class A2
3.15% due 02/25/2018(5)	66,960	68,961
Series K041, Class A2
3.17% due 10/25/2024(5)	267,000	285,042
Series K030, Class A2
3.25% due 04/25/2023 VRS(5)	507,000	546,067
Series K029, Class A2
3.32% due 02/25/2023 VRS(5)	118,000	127,649
Series K035, Class A2
3.46% due 08/25/2023 VRS(5)	523,000	569,210
Series K003, Class A5
5.09% due 03/25/2019(5)	793,000	864,549

		21,719,543

Federal National Mtg. Assoc. — 6.2%
1.00% due 01/01/2043	232,153	248,763
1.00% due 06/01/2043	305,691	327,558
2.41% due 05/01/2023	104,430	106,581
2.55% due 05/01/2023	95,746	98,525
2.58% due 09/25/2018(5)	402,202	411,728
2.59% due 05/01/2023	97,952	101,028
3.00% due 03/01/2027	86,433	90,545
3.00% due 04/01/2027	265,489	278,049
3.00% due 04/01/2030	245,956	257,117
3.00% due 05/01/2030	499,999	522,688
3.00% due 10/01/2030	706,871	738,947

3.00% due 11/01/2030	260,533	272,903
3.00% due 12/01/2030	440,477	461,449
3.00% due June 15 TBA	367,000	382,763
3.50% due 11/01/2041	44,568	47,065
3.50% due 01/01/2042	553,253	584,513
3.50% due 01/01/2043	190,082	199,554
3.50% due 04/01/2043	628,142	659,413
3.50% due 05/01/2043	1,100,752	1,155,154
3.50% due 06/01/2043	387,666	407,514
3.50% due 07/01/2043	1,040,607	1,092,331
3.50% due 08/01/2043	323,238	339,338
3.50% due 09/01/2043	1,435,405	1,506,555
3.50% due 10/01/2045	472,075	494,973
3.50% due June 15 TBA	1,267,000	1,337,675
3.50% due June 30 TBA	793,000	829,519
3.80% due 02/01/2018	83,115	86,011
3.86% due 07/01/2018	66,600	69,874
4.00% due 09/01/2040	1,291,249	1,383,609
4.00% due 02/01/2041	115,238	123,486
4.00% due 06/01/2041	571,769	612,133
4.00% due 11/01/2041	237,775	254,778
4.00% due 01/01/2042	1,555,240	1,666,572
4.00% due 04/01/2042	197,681	212,839
4.00% due 12/01/2042	215,564	231,708
4.00% due 04/01/2043	54,877	58,791
4.00% due 05/01/2043	338,350	362,428
4.00% due 07/01/2043	322,003	344,500
4.00% due 11/01/2044	536,882	573,289
4.00% due 02/01/2045	361,163	385,628
4.50% due 04/01/2018	13,039	13,408
4.50% due 06/01/2018	22,553	23,201
4.50% due 07/01/2018	11,058	11,374
4.50% due 03/01/2019	25,329	26,112
4.50% due 04/01/2020	42,856	44,738
4.50% due 07/01/2020	12,271	12,798
4.50% due 08/01/2033	165,066	180,396
4.50% due 03/01/2034	495,364	543,418
4.50% due 01/01/2040	152,470	166,345
4.00% due 12/01/2040	346,688	371,497
4.50% due 02/01/2041	206,142	225,307
4.50% due 04/01/2041	417,327	455,978
4.50% due 04/01/2044	1,774,984	1,935,490
4.60% due 09/01/2019	80,076	87,179
5.00% due 02/01/2018	56,738	58,460
5.00% due 12/01/2018	55,198	57,223
5.00% due 07/01/2019	22,930	23,872
5.00% due 11/01/2019	29,554	30,453
5.00% due 03/01/2020	18,065	18,646
5.00% due 07/01/2020	15,601	16,113
5.00% due 08/01/2020	15,233	16,134
5.00% due 12/01/2020	44,901	47,530
5.00% due 11/01/2033	81,889	91,077
5.00% due 03/01/2034	65,378	72,719
5.00% due 05/01/2034	26,183	29,043
5.00% due 08/01/2034	26,968	29,992
5.00% due 09/01/2034	74,112	82,408
5.00% due 06/01/2035	111,322	123,419
5.00% due 07/01/2035	247,175	273,816
5.00% due 08/01/2035	54,052	59,980
5.00% due 09/01/2035	41,557	46,039
5.00% due 10/01/2035	216,420	240,157
5.00% due 10/01/2039	88,477	98,992
5.00% due 11/01/2039	123,780	138,422
5.00% due 11/01/2040	76,391	85,132
5.00% due 01/01/2041	24,954	27,600
5.00% due 03/01/2041	62,918	70,435
5.27% due 12/01/2016	305,339	307,641
5.37% due 05/01/2018	492,354	521,785
5.50% due 11/01/2017	13,664	13,978
5.50% due 01/01/2018	29,315	29,979
5.50% due 02/01/2018	13,571	13,839
5.50% due 07/01/2019	51,708	53,992
5.50% due 08/01/2019	11,014	11,451
5.50% due 09/01/2019	53,714	56,138
5.50% due 01/01/2021	45,390	48,313
5.50% due 03/01/2021	15,585	16,548
5.50% due 05/01/2022	22,656	24,326
5.50% due 02/01/2033	68,990	77,754
5.50% due 06/01/2033	95,860	108,340
5.50% due 07/01/2033	317,839	359,337
5.50% due 11/01/2033	111,723	126,331
5.50% due 12/01/2033	12,391	13,864
5.50% due 01/01/2034	85,308	96,009
5.50% due 02/01/2034	167,249	189,210
5.50% due 03/01/2034	29,672	34,057
5.50% due 04/01/2034	39,073	44,073
5.50% due 05/01/2034	213,923	242,738
5.50% due 06/01/2034	16,296	18,411
5.50% due 07/01/2034	217,527	245,672
5.50% due 09/01/2034	352,792	397,617
5.50% due 10/01/2034	476,353	537,964
5.50% due 11/01/2034	481,598	544,321
5.50% due 12/01/2034	202,155	228,139
5.50% due 01/01/2035	323,369	366,403
5.50% due 04/01/2035	40,771	46,027
5.50% due 09/01/2035	174,166	198,459
5.50% due 06/01/2036	100,688	113,062
5.50% due 03/01/2037	47,979	54,668
5.75% due 07/01/2016	68,681	68,612
6.00% due 01/01/2017	1,217	1,230
6.00% due 02/01/2017	7,913	8,008
6.00% due 08/01/2017	7,751	7,891
6.00% due 03/01/2018	3,023	3,095
6.00% due 11/01/2018	23,162	23,770
6.00% due 01/01/2021	26,491	28,207
6.00% due 05/01/2021	9,677	10,298
6.00% due 07/01/2021	53,008	57,203
6.00% due 11/01/2025	31,160	35,479
6.00% due 04/01/2034	102,566	118,689
6.00% due 05/01/2034	77,097	87,784
6.00% due 06/01/2034	280,839	324,640
6.00% due 07/01/2034	135,340	155,688
6.00% due 08/01/2034	85,828	98,137
6.00% due 10/01/2034	168,001	193,259
6.00% due 11/01/2034	15,415	17,596
6.00% due 12/01/2034	4,484	5,105
6.00% due 08/01/2035	41,983	48,320
6.00% due 09/01/2035	94,638	109,201
6.00% due 10/01/2035	70,205	81,078
6.00% due 11/01/2035	17,055	19,596

6.00% due 12/01/2035	161,687	185,398
6.00% due 02/01/2036	140,427	160,822
6.00% due 03/01/2036	13,848	15,941
6.00% due 04/01/2036	40,871	47,017
6.00% due 06/01/2036	25,600	29,315
6.00% due 12/01/2036	24,056	27,523
6.00% due 07/01/2037	51,651	59,441
6.50% due 06/01/2031	33,512	39,367
6.50% due 07/01/2031	1,855	2,127
6.50% due 09/01/2031	25,121	28,802
6.50% due 02/01/2032	15,429	17,690
6.50% due 07/01/2032	100,849	118,368
6.50% due 08/01/2032	67,473	79,071
6.50% due 01/01/2033	49,593	56,860
6.50% due 04/01/2034	15,932	19,001
6.50% due 06/01/2034	16,389	18,790
6.50% due 08/01/2034	54,485	62,469
6.50% due 05/01/2036	44,594	51,332
6.50% due 01/01/2037	11,764	13,488
6.50% due 02/01/2037	87,259	102,870
6.50% due 05/01/2037	50,505	57,905
6.50% due 07/01/2037	43,245	51,047

		33,040,773

Government National Mtg. Assoc. — 1.5%
3.00% due 02/15/2043	351,502	365,279
3.00% due 06/20/2043	475,362	493,373
3.00% due 07/20/2043	334,711	347,393
3.50% due 12/15/2041	243,660	258,901
3.50% due 02/15/2042	125,339	132,830
3.50% due 06/20/2043	645,408	683,611
3.50% due 07/20/2043	836,824	886,357
3.50% due 12/20/2045	385,830	408,085
3.50% due June 30 TBA	363,000	382,752
4.00% due 01/20/2041	830,568	894,118
4.00% due 02/20/2041	207,322	223,181
4.00% due 04/20/2041	154,559	166,338
4.00% due 02/20/2042	226,180	243,038
4.50% due 07/20/2033	12,763	13,818
4.50% due 09/20/2033	97,587	105,686
4.50% due 12/20/2034	40,996	44,355
4.50% due 11/15/2039	246,608	270,230
4.50% due 03/15/2040	246,620	276,531
4.50% due 04/15/2040	335,912	368,086
4.50% due 06/15/2040	124,315	138,074
4.50% due 01/20/2041	198,698	216,156
5.00% due 07/20/2033	20,642	23,206
5.00% due 06/15/2034	93,617	104,978
5.00% due 10/15/2034	41,305	46,332
5.50% due 11/15/2032	106,118	119,914
5.50% due 05/15/2033	325,976	373,062
5.50% due 12/15/2033	103,472	118,405
5.50% due 10/15/2035	4,426	4,993
6.00% due 09/15/2032	78,791	91,129
6.00% due 04/15/2033	120,909	139,841
6.00% due 02/15/2034	103,019	116,232
6.00% due 07/15/2034	56,055	65,688
6.00% due 09/15/2034	25,061	28,269
6.00% due 01/20/2035	25,858	29,901
6.00% due 02/20/2035	34,886	40,852
6.00% due 04/20/2035	20,268	23,155
6.00% due 01/15/2038	139,732	159,146

		8,403,295

Small Business Administration — 0.1%
Series 2003-20G, Class 1
4.35% due 07/01/2023	21,366	22,583
Series 2004-20D, Class 1
4.77% due 04/01/2024	63,767	68,282
Series 2005-20C, Class 1
4.95% due 03/01/2025	164,043	177,527
Series 2004-20I, Class 1
4.99% due 09/01/2024	95,989	104,036
Series 2004-20E, Class 1
5.18% due 05/01/2024	122,440	133,235
Series 2004-20F, Class 1
5.52% due 06/01/2024	133,089	145,809

		651,472

Sovereign Agency — 0.1%
Financing Corp. Sec. Notes 9.65% due 11/02/2018	235,000	285,119

Total U.S. Government Agencies (cost $61,713,566)		64,100,202

U.S. GOVERNMENT TREASURIES — 10.6%
United States Treasury Bonds — 3.3%
2.50% due 02/15/2045	4,316,000	4,169,662
2.88% due 05/15/2043	4,393,500	4,595,329
4.50% due 08/15/2039	4,387,400	5,965,149
5.00% due 05/15/2037	16,000	23,213
5.25% due 02/15/2029	1,000	1,366
6.00% due 02/15/2026	170,000	234,500
6.25% due 08/15/2023	128,000	169,105
6.75% due 08/15/2026	377,000	551,392
8.00% due 11/15/2021	318,000	430,368
8.50% due 02/15/2020	1,341,000	1,710,770

		17,850,854

United States Treasury Notes — 7.3%
0.88% due 12/31/2016	3,698,000	3,706,524
1.00% due 06/30/2019	15,859,000	15,878,824
2.50% due 08/15/2023	4,039,000	4,287,176
3.13% due 05/15/2019	3,511,000	3,742,919
3.13% due 05/15/2021	2,914,000	3,172,163
3.50% due 05/15/2020	1,809,000	1,975,484
3.75% due 11/15/2018	6,163,000	6,614,150

		39,377,240

Total U.S. Government Treasuries (cost $54,458,702)		57,228,094

MUNICIPAL BONDS & NOTES — 0.2%
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040 (cost $702,616)	675,000	1,022,935

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.2%
Republic of Iceland Notes 4.88% due 06/16/2016*	197,000	197,495
Republic of Peru Senior Notes 7.35% due 07/21/2025	102,000	136,527
United Mexican States Senior Notes 4.75% due 03/08/2044	849,000	857,490

		1,191,512

SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 1.13% due 03/15/2017	353,000	353,972

Total Foreign Government Obligations (cost $1,492,700)		1,545,484

Total Long-Term Investment Securities (cost $456,837,067)		534,289,952

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Time Deposits — 1.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/02/2016	5,632,000	5,632,000

U.S. Government Agencies — 0.6%
Federal Home Loan Bank Disc. Notes 0.20% due 05/02/2016	3,024,000	3,023,983

Total Short-Term Investment Securities (cost $8,655,983)		8,655,983

TOTAL INVESTMENTS (cost $465,493,050) (7)	100.5%	542,945,935
Liabilities in excess of other assets	(0.5)	(2,506,482)

NET ASSETS	100.0%	$540,439,453

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2016, the aggregate value of these securities was $18,100,877 representing 3.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at April 30, 2016. The aggregate value of these securities was $21,676,522 representing 3.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Collateralized Loan Obligation
(4)	Illiquid security. At April 30, 2016, the aggregate value of these securities was $2,206,780 representing 0.4% of net assets.
(5)	Commercial Mortgage Backed Security
(6)	Interest Only
(7)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

FRS — Floating Rate Security

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$304,799,738	$21,676,522	**	$—	$326,476,260
Convertible Preferred Securities	4,447,151	—		—	4,447,151
Preferred Securities/Capital Securities	—	2,579,476		—	2,579,476
Asset Backed Securities	—	13,840,381		—	13,840,381
U.S. Corporate Bonds & Notes	—	44,662,551		—	44,662,551
Foreign Corporate Bonds & Notes	—	18,387,418		—	18,387,418
U.S. Government Agencies	—	64,100,202		—	64,100,202
U.S. Government Treasuries	—	57,228,094		—	57,228,094
Municipal Bonds & Notes	—	1,022,935		—	1,022,935
Foreign Government Obligations	—	1,545,484		—	1,545,484
Short-Term Investment Securities	—	8,655,983		—	8,655,983

Total Investments at Value	$309,246,889	$233,699,046		$—	$542,945,935

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.2%
Domestic Equity Investment Companies — 43.4%
Anchor Series Trust Capital Appreciation Portfolio, Class 1	6,619,000	$272,474,884
Anchor Series Trust Growth and Income Portfolio, Class 1	14,625,018	182,145,170
Anchor Series Trust Growth Portfolio, Class 1	13,563,139	359,928,304
Anchor Series Trust Natural Resources Portfolio, Class 1	2,638,966	45,199,898
Seasons Series Trust Large Cap Growth Portfolio, Class 1	11,207,589	138,028,273
Seasons Series Trust Large Cap Value Portfolio, Class 1	23,896,954	375,735,224
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	5,505,602	86,312,252
Seasons Series Trust Mid Cap Value Portfolio, Class 1	10,792,142	173,794,123
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	15,457,143	137,381,543
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	10,998,410	188,485,338
Seasons Series Trust Small Cap Portfolio, Class 1	8,504,172	102,465,282
Seasons Series Trust Stock Portfolio, Class 1	16,046,300	371,204,005
SunAmerica Series Trust Aggressive Growth Portfolio, Class 1†	3,980,043	62,539,097
SunAmerica Series Trust Blue Chip Growth, Class 1	37,868,494	387,935,231
SunAmerica Series Trust Equity Index Portfolio, Class 1	49,694,879	875,385,874
SunAmerica Series Trust Fundamental Growth Portfolio, Class 1	2,388,254	51,166,631
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	11,633,974	87,910,785
SunAmerica Series Trust Growth-Income Portfolio, Class 1	11,460,751	354,548,670
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	5,973,433	97,704,340
SunAmerica Series Trust Real Estate Portfolio, Class 1	4,157,691	64,670,319
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	15,203,765	315,547,633
SunAmerica Series Trust Small Company Value Portfolio, Class 1	7,189,343	162,703,716

		4,893,266,592

Domestic Fixed Income Investment Companies — 23.3%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	22,916,495	353,014,528
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	54,925,605	648,938,832
Seasons Series Trust Real Return Portfolio, Class 1	9,730,539	92,983,471
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	48,808,923	660,481,571
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	34,975,684	194,393,591
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	75,758,472	683,192,170

		2,633,004,163

International Equity Investment Companies — 13.7%
Seasons Series Trust International Equity Portfolio, Class 1	39,128,913	311,578,098
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	36,478,540	232,403,937
SunAmerica Series Trust Foreign Value Portfolio, Class 1	28,914,896	424,326,992
SunAmerica Series Trust Global Equities Portfolio, Class 1	19,745,695	355,896,509
SunAmerica Series Trust International Diversified Equities Portfolio, Class 1	24,569,030	222,945,788
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	48,463	442,199

		1,547,593,523

International Fixed Income Investment Companies — 0.8%
SunAmerica Series Trust Global Bond Portfolio, Class 1	7,837,289	90,188,439

Total Affiliated Registered Investment Companies (cost $9,113,516,372)		9,164,052,717

U.S. GOVERNMENT TREASURIES — 15.3%
United States Treasury Bonds — 0.8%
6.00% due 02/15/2026	18,085,000	24,946,702
6.25% due 08/15/2023	16,198,000	21,399,712
6.88% due 08/15/2025	9,580,000	13,790,707
7.50% due 11/15/2024	10,000,000	14,616,020
7.63% due 02/15/2025	10,155,000	15,055,184

		89,808,325

United States Treasury Notes — 14.5%
1.63% due 02/15/2026	92,160,000	90,561,577
1.75% due 05/15/2023	111,948,600	113,098,648
2.00% due 02/15/2025	147,285,000	150,040,850
2.00% due 08/15/2025	148,755,000	151,288,446
2.13% due 05/15/2025	146,170,000	150,298,133
2.25% due 11/15/2024	147,375,000	153,252,757
2.25% due 11/15/2025	144,170,000	149,649,613
2.38% due 08/15/2024(1)	152,715,000	160,398,397
2.50% due 05/15/2024(1)	147,812,000	156,750,044
2.50% due 08/15/2023	97,498,000	103,488,765
2.75% due 11/15/2023	128,386,000	138,591,660
2.75% due 02/15/2024	114,541,000	123,632,692

		1,641,051,582

Total U.S. Government Treasuries (cost $1,664,802,804)		1,730,859,907

OPTIONS - PURCHASED — 0.4%
Put Options-Purchased(4) (cost $55,847,600)	3,072,400	47,418,511

Total Long-Term Investment Securities (cost $10,834,166,776)		10,942,331,135

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Registered Investment Companies — 3.4%
AllianceBernstein Government STIF Portfolio 0.36%(3) (cost $377,106,577)	$377,106,577	$377,106,577

TOTAL INVESTMENTS (cost $11,211,273,353)(2)	100.3%	11,319,437,712
Liabilities in excess of other assets	(0.3)	(36,753,253)

NET ASSETS	100.0%	$11,282,684,459

†	Non-income producing security
@	The SunAmerica Series Trust Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 3
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of April 30, 2016.
(4)	Purchased Options:

Put Options - Purchased
						Unrealized
		Strike	Number of	Premiums	Value at	Appreciation/
Issue	Expiration Month	Price	Contracts	Paid	April 30, 2016	(Depreciation)
S&P 500 Index	May 2016	$1,680	2,400	$5,232,097	$78,000	$(5,154,097)
S&P 500 Index	July 2016	1,840	3,070,000	50,615,503	47,340,511	(3,274,992)

				$55,847,600	$47,418,511	$(8,429,089)

STIF — Short Term Index Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2016	Unrealized Appreciation (Depreciation)
27,600	Long	S&P 500 E-Mini Index	June 2016	$2,870,420,896	$2,841,558,000	$(28,862,896)

Written Call Options
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at April 30, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	July 2016	$2,180	3,070,000	$29,534,933	$17,711,954	$11,822,979

Written Put Options
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at April 30, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	May 2016	$1,680	240,000	$600,000	$84,532	$515,468

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$9,164,052,717	$—	$—	$9,164,052,717
U.S. Government Treasuries	—	1,730,859,907	—	1,730,859,907
Options-Purchased	47,418,511	—	—	47,418,511
Short-Term Investment Securities	377,106,577	—	—	377,106,577

Total Investments at Value	$9,588,577,805	$1,730,859,907	$—	$11,319,437,712

Other Financial Instruments:+
Written Call Options	$11,822,979	$—	$—	$11,822,979
Written Put Options	515,468	—	—	515,468

Total Other Financial Instruments	$12,338,447	$—	$—	$12,338,447

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$28,862,896	$—	$—	$28,862,896

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.1%
Domestic Equity Investment Companies — 52.9%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	8,130,193	$100,128,269
Seasons Series Trust Large Cap Value Portfolio, Class 1	26,015,158	409,040,049
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	3,064,454	48,041,959
Seasons Series Trust Mid Cap Value Portfolio, Class 1	3,786,970	60,984,481
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	6,889,694	118,072,183
Seasons Series Trust Small Cap Portfolio, Class 1	11,747,208	141,540,054
SunAmerica Series Trust Capital Growth Portfolio, Class 1	6,703,078	90,003,741
SunAmerica Series Trust Dogs of Wall Street Portfolio, Class 1	11,163,785	150,644,242
SunAmerica Series Trust Equity Index Portfolio, Class 1	29,501,190	519,669,746
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	12,474,879	237,898,716
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	55,875	422,209
SunAmerica Series Trust Growth-Income Portfolio, Class 1	9,780,356	302,564,125
SunAmerica Series Trust Mid-Cap Growth Portfolio, Class 1	3,819,821	62,478,821
SunAmerica Series Trust Real Estate Portfolio, Class 1	3,157,918	49,119,475
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	3,707,142	146,703,318
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	10,490,947	248,553,260
SunAmerica Series Trust SA Marsico Focused Growth Portfolio, Class 1	8,520,861	101,083,257
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	14,769,636	306,537,476
SunAmerica Series Trust Small & Mid Cap Value Portfolio, Class 1	6,089,491	102,334,366
SunAmerica Series Trust Small Company Value Portfolio, Class 1	2,416,151	54,680,478

		3,250,500,225

Domestic Fixed Income Investment Companies — 13.8%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	9,791,412	150,830,692
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	8,703,614	102,832,055
Seasons Series Trust Real Return Portfolio, Class 1	5,136,056	49,079,327
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	14,895,616	201,567,237
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	9,981,368	55,476,086
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	31,815,052	286,909,089

		846,694,486

International Equity Investment Companies — 12.3%
Seasons Series Trust International Equity Portfolio, Class 1	24,494,196	195,043,880
SunAmerica Series Trust Foreign Value Portfolio, Class 1	17,951,221	263,434,725
SunAmerica Series Trust Global Equities Portfolio, Class 1	8,005,076	144,283,530
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	16,565,824	151,153,885

		753,916,020

International Fixed Income Investment Companies — 2.1%
SunAmerica Series Trust Global Bond Portfolio, Class 1	11,418,113	131,395,160

Total Affiliated Registered Investment Companies (cost $5,035,751,162)		4,982,505,891

U.S. GOVERNMENT TREASURIES — 15.1%
United States Treasury Bonds — 0.8%
6.00% due 02/15/2026	$9,710,000	13,394,110
6.25% due 08/15/2023	8,503,000	11,233,594
6.88% due 08/15/2025	5,170,000	7,442,375
7.50% due 11/15/2024	5,150,000	7,527,250
7.63% due 02/15/2025	5,265,000	7,805,568

		47,402,897

United States Treasury Notes — 14.3%
1.63% due 02/15/2026	52,040,000	51,137,418
1.75% due 05/15/2023	58,649,800	59,252,309
2.00% due 02/15/2025	79,220,000	80,702,285
2.00% due 08/15/2025	77,565,000	78,886,010
2.13% due 05/15/2025	79,170,000	81,405,919
2.25% due 11/15/2024(1)	79,885,000	83,071,054
2.25% due 11/15/2025	79,405,000	82,423,025
2.38% due 08/15/2024	79,870,000	83,888,420
2.50% due 08/15/2023	52,440,000	55,662,176
2.50% due 05/15/2024	77,787,400	82,491,126
2.75% due 11/15/2023(1)	69,055,000	74,544,320
2.75% due 02/15/2024	61,709,000	66,607,152

		880,071,214

Total U.S. Government Treasuries (cost $893,347,621)		927,474,111

OPTIONS - PURCHASED — 0.4%
Put Options-Purchased(4) (cost $30,165,883)	1,670,200	25,775,584

Total Long-Term Investment Securities (cost $5,959,264,666)		5,935,755,586

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Registered Investment Companies — 3.7%
AllianceBernstein Government STIF Portfolio 0.36%(2) (cost $226,688,468)	226,688,468	226,688,468

TOTAL INVESTMENTS (cost $6,185,953,134)(3)	100.3%	6,162,444,054
Liabilities in excess of other assets	(0.3)	(16,874,866)

NET ASSETS	100.0%	$6,145,569,188

@	The SunAmerica Series Trust Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 3
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of April 30, 2016.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Purchased Options:

Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at April 30, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	May 2016	1,680	1,200	$2,616,048	$39,000	$(2,577,048)
S&P 500 Index	July 2016	1,840	1,669,000	27,549,835	25,736,584	(1,813,251)

				$30,165,883	$25,775,584	$(4,390,299)

STIF	— Short-Term Index Fund

Written Call Options

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at April 30, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	July 2016	$2,180	1,669,000	$15,995,005	$9,629,072	$6,365,933

Written Put Options

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at April 30, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	May 2016	$1,680	120,000	$300,000	$42,266	$257,734

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2016	Unrealized Appreciation/ (Depreciation)
10,100	Long	S&P 500 E-Mini Index	June 2016	$1,055,181,539	$1,039,845,500	$(15,336,039)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$4,982,505,891	$—	$—	$4,982,505,891
U.S. Government Treasuries	—	927,474,111	—	927,474,111
Options-Purchased	25,775,584	—	—	25,775,584
Short-Term Investment Securities	226,688,468	—	—	226,688,468

Total Investments at Value	$5,234,969,943	$927,474,111	$—	$6,162,444,054

Other Financial Instruments:+
Written Call Options	$6,365,933	$—	$—	$6,365,933
Written Put Options	257,734	—	—	257,734

Total Other Financial Instruments	$6,623,667	$—	$—	$6,623,667

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$15,336,039	$—	$—	$15,336,039

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 33.8%
Australia — 1.2%
AGL Energy, Ltd.(1)	5,129	$71,101
Alumina, Ltd.(1)	23,818	26,895
AMP, Ltd.(1)	2,987	13,298
APA Group(1)	3,918	25,975
Asciano, Ltd.(1)	7,826	52,522
ASX, Ltd.(1)	786	26,098
Aurizon Holdings, Ltd.(1)	15,045	48,680
AusNet Services(1)	15,267	17,811
Australia & New Zealand Banking Group, Ltd.(1)	4,922	90,606
Bendigo & Adelaide Bank, Ltd.(1)	1,515	10,713
BHP Billiton, Ltd.(1)	427	6,690
Boral, Ltd.(1)	1,131	5,511
Caltex Australia, Ltd.(1)	780	19,170
Challenger, Ltd.(1)	1,478	10,044
Commonwealth Bank of Australia(1)	3,368	188,362
Crown Resorts, Ltd.(1)	2,846	25,522
Dexus Property Group(1)	2,707	17,314
DUET Group(1)	12,190	20,851
GPT Group(1)	4,460	17,044
Harvey Norman Holdings, Ltd.(1)	7,223	24,575
Medibank Pvt., Ltd.(1)	7,308	17,421
Mirvac Group(1)	11,228	15,950
Origin Energy, Ltd.(1)	1,712	7,117
Qantas Airways, Ltd.(1)	6,410	15,688
REA Group, Ltd.(1)	1,378	53,286
Scentre Group(1)	10,735	38,249
Stockland(1)	7,566	25,118
Suncorp Group, Ltd.(1)	4,451	42,228
Sydney Airport(1)	14,599	75,550
Tabcorp Holdings, Ltd.(1)	9,828	33,090
Telstra Corp., Ltd.(1)	15,884	64,687
Vicinity Centres(1)	12,701	31,885
Wesfarmers, Ltd.(1)	4,140	134,182
Westpac Banking Corp.(1)	6,635	156,278
Woolworths, Ltd.(1)	4,024	67,466

		1,496,977

Austria — 0.1%
ANDRITZ AG(1)	1,810	101,445
OMV AG(1)	597	17,984
voestalpine AG(1)	906	32,712

		152,141

Belgium — 0.2%
Anheuser-Busch InBev SA/NV(1)	622	77,162
Groupe Bruxelles Lambert SA(1)	1,329	117,241
KBC Groep NV(1)	192	10,817

		205,220

Bermuda — 0.1%
Cheung Kong Infrastructure Holdings, Ltd.(1)	1,000	9,450
Hongkong Land Holdings, Ltd. (SGX)(1)	1,000	6,336
Invesco, Ltd.	505	15,660
Jardine Matheson Holdings, Ltd.(1)	600	33,153
Kerry Properties, Ltd.(1)	1,000	2,729

		67,328

Cayman Islands — 0.0%
Cheung Kong Property Holdings, Ltd.(1)	4,500	30,736
HKT Trust & HKT, Ltd.(1)	4,000	5,771
Melco Crown Entertainment, Ltd. ADR	168	2,486
MGM China Holdings, Ltd.(1)	1,600	2,262
Sands China, Ltd.(1)	3,200	11,404

		52,659

Curacao — 0.1%
Schlumberger, Ltd.	1,847	148,388

Denmark — 0.3%
AP Moeller - Maersk A/S, Series A(1)	7	9,543
AP Moeller - Maersk A/S, Series B(1)	31	43,646
Carlsberg A/S, Class B(1)	16	1,560
Coloplast A/S, Class B(1)	175	13,131
Danske Bank A/S(1)	836	23,541
Novo Nordisk A/S, Class B(1)	3,996	223,303
Pandora A/S(1)	98	12,745
TDC A/S(1)	1,826	9,351
Vestas Wind Systems A/S(1)	155	11,099

		347,919

Finland — 0.4%
Kone OYJ, Class B(1)	4,377	199,829
Neste Oyj(1)	2,247	72,157
Nokian Renkaat Oyj(1)	644	23,728
Orion Oyj, Class B(1)	441	15,391
Stora Enso Oyj, Class R(1)	9,272	81,042
UPM-Kymmene Oyj(1)	3,275	62,679

		454,826

France — 1.5%
AXA SA(1)	4,761	120,122
BNP Paribas SA(1)	1,612	85,429
Christian Dior SE(1)	239	41,898
Cie Generale des Etablissements Michelin(1)	1,955	204,161
CNP Assurances(1)	6,675	113,962
Electricite de France SA(1)	1,974	28,383
Engie SA(1)	3,511	57,932
Eurazeo SA(1)	1,678	118,212
Hermes International(1)	123	43,738
LVMH Moet Hennessy Louis Vuitton SE(1)	79	13,101
Orange SA(1)	3,571	59,300
Peugeot SA†(1)	4,034	64,974
Remy Cointreau SA(1)	392	32,501
Renault SA(1)	535	51,678
Safran SA(1)	889	61,287
Sanofi(1)	1,919	158,537
Societe Generale SA(1)	383	15,039
Technip SA(1)	431	25,374
Thales SA(1)	1,780	153,971
TOTAL SA(1)	4,053	204,953
Valeo SA(1)	615	97,315
Veolia Environnement SA(1)	479	11,773
Wendel SA(1)	794	91,645

		1,855,285

Germany — 1.1%
adidas AG(1)	273	35,203
Allianz SE(1)	863	146,368
BASF SE(1)	1,239	102,433
Bayer AG(1)	1,293	149,206
Bayerische Motoren Werke AG(1) (preference shares)	171	13,586
Continental AG(1)	602	132,228
Daimler AG(1)	1,061	73,661
Deutsche Bank AG(1)	834	15,724
Deutsche Lufthansa AG(1)	4,062	63,062
Deutsche Post AG(1)	1,561	45,793
Deutsche Telekom AG(1)	5,903	103,225
E.ON SE(1)	7,362	75,931
Hannover Rueck SE(1)	163	18,572
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(1)	434	80,510
OSRAM Licht AG(1)	296	15,467
Porsche Automobil Holding SE(1) (preference shares)	204	11,381
ProSiebenSat.1 Media SE(1)	329	16,778
RWE AG†(1)	2,185	32,608
Siemens AG(1)	1,348	140,689
thyssenkrupp AG(1)	751	17,466
Volkswagen AG(1) (preference shares)	335	48,460
Volkswagen AG(1)	39	6,177
Zalando SE†*(1)	455	15,104

		1,359,632

Hong Kong — 0.4%
AIA Group, Ltd.(1)	21,200	126,564
Bank of East Asia, Ltd.(1)	2,000	7,236
BOC Hong Kong Holdings, Ltd.(1)	6,500	19,372
CLP Holdings, Ltd.(1)	3,000	27,720
Galaxy Entertainment Group, Ltd.(1)	4,000	13,400
Hang Lung Properties, Ltd.(1)	3,000	5,948
Hang Seng Bank, Ltd.(1)	1,300	23,550
Henderson Land Development Co., Ltd.(1)	2,000	12,429
Hong Kong & China Gas Co., Ltd.(1)	12,000	22,253
Hong Kong Exchanges and Clearing, Ltd.(1)	2,000	50,434
Hysan Development Co., Ltd.(1)	1,000	4,420
Link REIT(1)	3,500	21,177
MTR Corp., Ltd.(1)	9,000	44,436
New World Development Co., Ltd.(1)	9,000	8,938
Power Assets Holdings, Ltd.(1)	2,000	18,959
Sino Land Co., Ltd.(1)	4,000	6,269
Sun Hung Kai Properties, Ltd.(1)	4,000	50,118
Swire Pacific, Ltd., Class A(1)	1,000	10,854
Swire Properties, Ltd.(1)	2,000	5,196
Wharf Holdings, Ltd.(1)	2,000	10,814
Wheelock & Co., Ltd.(1)	1,000	4,614

		494,701

Ireland — 0.4%
Accenture PLC, Class A	928	104,790
Allegion PLC	112	7,330
Eaton Corp. PLC	358	22,651
Ingersoll-Rand PLC	820	53,743
Medtronic PLC	1,063	84,136
Paddy Power PLC(1)	594	79,807
Pentair PLC	1,638	95,135
Seagate Technology PLC	599	13,040
Willis Towers Watson PLC	272	33,973

		494,605

Israel — 0.1%
Azrieli Group, Ltd.(1)	64	2,532
Bank Hapoalim BM(1)	1,861	9,537
Bank Leumi Le-Israel BM†(1)	2,453	8,986
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	3,384	7,196
Check Point Software Technologies, Ltd.†	119	9,861
Delek Group, Ltd.(1)	8	1,411
Mizrahi Tefahot Bank, Ltd.(1)	245	2,825
Taro Pharmaceutical Industries, Ltd.†	13	1,817
Teva Pharmaceutical Industries, Ltd.(1)	1,601	88,224

		132,389

Italy — 0.5%
Assicurazioni Generali SpA(1)	544	8,315
Atlantia SpA(1)	7,552	210,535
Enel SpA(1)	25,030	113,604
Eni SpA(1)	4,456	72,840
EXOR SpA(1)	1,776	66,987
Intesa Sanpaolo SpA(1)	7,692	21,385
UnipolSai SpA(1)	41,438	96,561

		590,227

Japan — 3.9%
ABC-Mart, Inc.(1)	800	51,881
Aeon Co., Ltd.(1)	4,400	65,130
Ajinomoto Co., Inc.(1)	400	9,285
Alfresa Holdings Corp.(1)	2,200	41,830
Aozora Bank, Ltd.(1)	14,000	49,635
Asahi Group Holdings, Ltd.(1)	2,400	76,602
Bandai Namco Holdings, Inc.(1)	2,000	42,407
Benesse Holdings, Inc.(1)	900	25,506
Bridgestone Corp.(1)	1,200	44,354
Casio Computer Co., Ltd.(1)	100	1,888
Central Japan Railway Co.(1)	200	35,029
Chiba Bank, Ltd.(1)	3,000	15,035
Chubu Electric Power Co., Inc.(1)	3,200	41,895
Chugoku Electric Power Co., Inc.(1)	1,800	23,129
Concordia Financial Group, Ltd.†	5,700	27,450
Dai-ichi Life Insurance Co., Ltd.(1)	3,000	35,734
Daihatsu Motor Co., Ltd.(1)	700	9,339
Daito Trust Construction Co., Ltd.(1)	800	113,686
Daiwa House Industry Co., Ltd.(1)	3,300	87,184
Daiwa Securities Group, Inc.(1)	5,000	28,742
Don Quijote Holdings Co., Ltd.(1)	1,000	35,643
Electric Power Development Co., Ltd.(1)	900	26,884
FamilyMart Co., Ltd.(1)	1,400	74,377

FANUC Corp.(1)	200	29,341
Fast Retailing Co., Ltd.(1)	100	25,799
Fujitsu, Ltd.(1)	2,000	6,955
Gunma Bank, Ltd.(1)	2,000	7,869
Hakuhodo DY Holdings, Inc.(1)	400	4,524
Hikari Tsushin, Inc.(1)	600	44,980
Hiroshima Bank, Ltd.(1)	1,000	3,615
Hokuriku Electric Power Co.(1)	1,100	14,312
Idemitsu Kosan Co., Ltd.(1)	400	8,441
Iida Group Holdings Co., Ltd.(1)	1,500	27,982
Isetan Mitsukoshi Holdings, Ltd.(1)	4,600	48,758
J. Front Retailing Co., Ltd.(1)	3,700	44,302
Japan Exchange Group, Inc.(1)	1,400	20,804
Japan Post Bank Co., Ltd.(1)	1,400	16,937
Japan Post Holdings Co., Ltd.(1)	800	10,687
Japan Tobacco, Inc.(1)	2,100	86,019
Joyo Bank, Ltd.(1)	5,000	17,398
JX Holdings, Inc.(1)	3,500	14,764
Kansai Electric Power Co., Inc.†(1)	3,200	28,250
Kao Corp.(1)	2,300	126,252
KDDI Corp.(1)	4,300	122,311
Kirin Holdings Co., Ltd.(1)	3,800	55,201
Koito Manufacturing Co., Ltd.(1)	300	12,905
Kose Corp.(1)	400	36,373
Kyushu Electric Power Co., Inc.(1)	1,900	18,964
Kyushu Financial Group, Inc.(1)	2,400	12,507
Lawson, Inc.(1)	1,800	140,510
Marui Group Co., Ltd.(1)	3,300	49,943
Mazda Motor Corp.(1)	300	4,536
McDonald’s Holdings Co. Japan, Ltd.(1)	1,700	42,416
Medipal Holdings Corp.(1)	2,000	31,510
MEIJI Holdings Co., Ltd.(1)	700	54,662
Mitsubishi Estate Co., Ltd.(1)	3,000	57,018
Mitsubishi Motors Corp.(1)	5,000	20,062
Mitsubishi UFJ Financial Group, Inc.(1)	17,600	80,255
Mitsui & Co., Ltd.(1)	1,500	17,978
Mitsui Fudosan Co., Ltd.(1)	2,000	48,068
Mizuho Financial Group, Inc.(1)	56,700	84,287
MS&AD Insurance Group Holdings, Inc.(1)	2,100	54,617
NH Foods, Ltd.(1)	2,000	44,326
Nippon Steel & Sumitomo Metal Corp.(1)	400	8,207
Nippon Telegraph & Telephone Corp.(1)	4,000	177,072
Nisshin Seifun Group, Inc.(1)	2,300	37,510
Nitori Holdings Co., Ltd.(1)	600	55,297
Nitto Denko Corp.(1)	500	26,713
NOK Corp.(1)	700	11,486
Nomura Holdings, Inc.(1)	1,800	7,561
Nomura Real Estate Holdings, Inc.(1)	1,100	19,867
Nomura Real Estate Master Fund, Inc.(1)	21	32,763
NTT DOCOMO, Inc.(1)	5,600	132,136
Ono Pharmaceutical Co., Ltd.(1)	400	17,857
Oriental Land Co., Ltd.(1)	1,700	118,331
ORIX Corp.(1)	6,400	89,261
Osaka Gas Co., Ltd.(1)	14,000	50,311
Panasonic Corp.(1)	6,900	60,814
Rakuten, Inc.(1)	500	5,425
Resona Holdings, Inc.(1)	7,800	27,291
Ryohin Keikaku Co., Ltd.(1)	100	22,265
Sankyo Co., Ltd.(1)	2,500	94,691
SBI Holdings, Inc.(1)	3,300	33,644
Sega Sammy Holdings, Inc.(1)	1,300	14,086
Sekisui Chemical Co., Ltd.(1)	4,200	52,255
Sekisui House, Ltd.(1)	5,800	100,117
Seven & i Holdings Co., Ltd.(1)	1,100	45,055
Shikoku Electric Power Co., Inc.(1)	800	9,800
Shimamura Co., Ltd.(1)	400	53,977
Shionogi & Co., Ltd.(1)	200	10,165
Shizuoka Bank, Ltd.(1)	2,000	14,748
Showa Shell Sekiyu KK(1)	1,300	13,432
SoftBank Group Corp.(1)	700	36,819
Sompo Japan Nipponkoa Holdings, Inc.(1)	2,300	59,678
Sony Corp.(1)	2,100	51,052
Sony Financial Holdings, Inc.(1)	900	11,049
Sumitomo Mitsui Financial Group, Inc.(1)	2,200	66,132
Sumitomo Mitsui Trust Holdings, Inc.(1)	5,000	15,193
Sumitomo Realty & Development Co., Ltd.(1)	1,000	28,533
Sumitomo Rubber Industries, Ltd.(1)	300	4,542
Suntory Beverage & Food, Ltd.(1)	100	4,465
Suruga Bank, Ltd.(1)	2,000	38,773
Suzuken Co., Ltd.(1)	1,400	47,598
Suzuki Motor Corp.(1)	900	24,284
T&D Holdings, Inc.(1)	3,300	31,455
Takashimaya Co., Ltd.(1)	9,000	65,864
Toho Gas Co., Ltd.(1)	4,000	27,320
Tohoku Electric Power Co., Inc.(1)	2,800	35,692
Tokyo Electric Power Co., Inc.†(1)	7,200	38,098
Tokyo Gas Co., Ltd.(1)	11,000	48,244
Toyota Motor Corp.(1)	3,100	156,374
USS Co., Ltd.(1)	3,800	60,099
Yamada Denki Co., Ltd.(1)	10,300	51,533
Yamaguchi Financial Group, Inc.(1)	2,000	18,573
Yamazaki Baking Co., Ltd.(1)	2,000	48,854

		4,851,444

Jersey — 0.1%
Delphi Automotive PLC	754	55,517
Glencore PLC(1)	15,563	37,442
Shire PLC(1)	596	37,209
WPP PLC(1)	724	16,925

		147,093

Luxembourg — 0.0%
Millicom International Cellular SA SDR(1)	116	6,698
Tenaris SA(1)	2,496	33,786

		40,484

Netherlands — 0.6%
Aegon NV(1)	1,573	9,034
AerCap Holdings NV†	516	20,645
Airbus Group SE(1)	662	41,426
Chicago Bridge & Iron Co. NV	661	26,605
ING Groep NV CVA(1)	6,249	76,635
Koninklijke Ahold NV(1)	4,652	101,299
Koninklijke Philips NV(1)	1,109	30,492
LyondellBasell Industries NV, Class A	1,181	97,633
Mylan NV†	107	4,463
NN Group NV(1)	2,537	87,948
NXP Semiconductors NV†	460	39,229
RELX NV(1)	2,314	38,849
Unilever NV CVA(1)	2,970	130,533
Wolters Kluwer NV(1)	968	36,868

		741,659

New Zealand — 0.0%
Auckland International Airport, Ltd.(1)	1,669	7,159
Contact Energy, Ltd.(1)	1,274	4,525
Meridian Energy, Ltd.(1)	2,245	4,144
Mighty River Power, Ltd.(1)	1,234	2,599
Ryman Healthcare, Ltd.(1)	657	4,094
Spark New Zealand, Ltd.(1)	3,205	8,292

		30,813

Norway — 0.2%
DNB ASA(1)	687	8,796
Norsk Hydro ASA(1)	9,161	39,831
Orkla ASA(1)	16,485	144,054
Statoil ASA(1)	3,557	62,548
Telenor ASA(1)	1,910	32,726
Yara International ASA(1)	165	6,604

		294,559

Portugal — 0.0%
EDP - Energias de Portugal SA(1)	4,057	14,430

Singapore — 0.3%
Ascendas Real Estate Investment Trust(1)	3,700	6,755
Broadcom, Ltd.	222	32,356
CapitaLand Commercial Trust, Ltd.(1)	3,600	3,820
CapitaLand Mall Trust(1)	4,300	6,612
CapitaLand, Ltd.(1)	4,500	10,376
City Developments, Ltd.(1)	700	4,330
ComfortDelGro Corp., Ltd.(1)	7,900	16,943
DBS Group Holdings, Ltd.(1)	3,100	35,077
Flextronics International, Ltd.†	4,861	59,061
Global Logistic Properties, Ltd.(1)	5,500	7,812
Jardine Cycle & Carriage, Ltd.(1)	200	5,723
Oversea-Chinese Banking Corp., Ltd.(1)	5,500	35,761
Singapore Airlines, Ltd.(1)	900	7,685
Singapore Exchange, Ltd.(1)	1,400	7,818
Singapore Telecommunications, Ltd.(1)	14,000	40,078
StarHub, Ltd.(1)	1,000	2,453
Suntec Real Estate Investment Trust(1)	4,200	5,252
United Overseas Bank, Ltd.(1)	2,200	30,345
UOL Group, Ltd.(1)	800	3,643
Wilmar International, Ltd.(1)	29,200	80,267

		402,167

Spain — 0.5%
ACS Actividades de Construccion y Servicios SA(1)	239	7,916
Banco Bilbao Vizcaya Argentaria SA(1)	7,357	50,660
Banco Santander SA(1)	21,040	107,134
Endesa SA(1)	5,002	105,176
Gas Natural SDG SA(1)	614	12,755
Grifols SA(1)	792	17,253
Iberdrola SA(1)	9,624	68,450
Industria de Diseno Textil SA(1)	366	11,764
Mapfre SA(1)	44,878	114,021
Repsol SA(1)	1,245	16,432
Telefonica SA(1)	8,316	91,058

		602,619

Sweden — 0.6%
Atlas Copco AB, Class A(1)	242	6,257
Atlas Copco AB, Class B(1)	684	16,474
Boliden AB(1)	1,425	24,817
Electrolux AB, Series B(1)	588	17,084
Hennes & Mauritz AB, Class B(1)	1,213	43,098
ICA Gruppen AB(1)	2,436	80,130
Nordea Bank AB(1)	5,303	51,386
Skandinaviska Enskilda Banken AB, Class A(1)	1,586	15,137
Skanska AB, Class B(1)	3,458	76,007
Svenska Cellulosa AB SCA, Class B(1)	1,968	61,946
Svenska Handelsbanken AB, Class A(1)	5,432	72,257
Swedbank AB, Class A(1)	630	13,579
Swedish Match AB(1)	2,700	85,610
Telefonaktiebolaget LM Ericsson, Class B(1)	4,739	38,332
TeliaSonera AB(1)	14,705	70,122
Volvo AB, Class B(1)	2,550	29,793

		702,029

Switzerland — 2.0%
ABB, Ltd.(1)	4,464	94,442
Actelion, Ltd.†(1)	279	45,106
Adecco SA(1)	653	42,071
Baloise Holding AG(1)	437	54,107
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)(1)	2	12,214
Cie Financiere Richemont SA(1)	361	24,038
Coca-Cola HBC AG(1)	538	11,025
Credit Suisse Group AG(1)	3,197	48,438
EMS-Chemie Holding AG(1)	62	30,681
Givaudan SA(1)	12	23,654
Julius Baer Group, Ltd.(1)	175	7,489
Kuehne & Nagel International AG(1)	227	32,721
LafargeHolcim, Ltd.†(1)	798	40,339
Lonza Group AG(1)	227	37,792

Nestle SA(1)	5,928	441,368
Novartis AG(1)	4,522	345,285
Pargesa Holding SA (BR)(1)	195	13,520
Roche Holding AG(1)	1,429	361,456
Schindler Holding AG(1)	274	49,931
Schindler Holding AG(1)	36	6,609
SGS SA(1)	6	13,212
Swatch Group AG(1)	87	5,805
Swatch Group AG (BR)(1)	54	18,465
Swiss Life Holding AG(1)	241	60,869
Swiss Prime Site AG(1)	116	10,156
Swiss Re AG(1)	1,561	138,584
Swisscom AG(1)	56	28,419
Syngenta AG(1)	163	65,705
TE Connectivity, Ltd.	1,188	70,662
Transocean, Ltd.	397	4,399
UBS Group AG(1)	13,298	229,620
Zurich Insurance Group AG(1)	421	94,326

		2,462,508

United Kingdom — 3.4%
Anglo American PLC(1)	853	9,597
Aon PLC	628	66,015
Associated British Foods PLC(1)	2,194	98,412
AstraZeneca PLC(1)	3,364	193,472
Aviva PLC(1)	23,047	146,169
Barclays PLC(1)	22,760	57,294
Barratt Developments PLC(1)	8,849	68,999
Berkeley Group Holdings PLC(1)	1,237	54,266
BHP Billiton PLC(1)	8,027	109,569
BP PLC(1)	39,968	220,463
British American Tobacco PLC(1)	5,740	350,294
BT Group PLC(1)	14,302	92,927
Centrica PLC(1)	4,292	14,987
Diageo PLC(1)	1,468	39,664
GKN PLC(1)	11,469	46,629
GlaxoSmithKline PLC(1)	9,277	197,524
HSBC Holdings PLC(1)	34,398	228,244
Imperial Brands PLC(1)	5,155	279,790
Mondi PLC(1)	98	1,879
National Grid PLC(1)	8,132	116,069
Nielsen Holdings PLC	560	29,198
Persimmon PLC(1)	2,861	83,218
Prudential PLC(1)	4,598	90,960
Reckitt Benckiser Group PLC(1)	339	32,909
Rexam PLC(1)	3,826	34,964
Rio Tinto PLC(1)	5,242	176,083
Rolls-Royce Holdings PLC(1)	654	6,422
Rolls-Royce Holdings PLC, Class C (Entitlement Shares)†	46,430	68
Royal Dutch Shell PLC, Class A(1)	6,439	168,497
Royal Dutch Shell PLC, Class B(1)	6,672	175,187
SABMiller PLC(1)	4,224	258,467
Schroders PLC(1)	1,332	49,087
Sky PLC(1)	7,652	105,166
Smith & Nephew PLC(1)	3,541	59,944
SSE PLC(1)	1,914	42,312
Standard Chartered PLC(1)	5,495	44,588
Taylor Wimpey PLC(1)	24,487	66,097
Tesco PLC†(1)	1,923	4,830
Unilever PLC(1)	4,260	191,033
Vodafone Group PLC(1)	55,233	178,618
Weir Group PLC(1)	2,513	44,271
WM Morrison Supermarkets PLC(1)	19,320	54,038

		4,288,220

United States — 15.8%
3M Co.	31	5,189
Abbott Laboratories	5,719	222,469
AbbVie, Inc.	2,536	154,696
Acuity Brands, Inc.	55	13,414
ADT Corp.	1,071	44,961
AES Corp.	7,533	84,068
Aetna, Inc.	99	11,115
Aflac, Inc.	4,858	335,056
Agilent Technologies, Inc.	762	31,181
Air Products & Chemicals, Inc.	83	12,109
Airgas, Inc.	145	20,654
Alcoa, Inc.	6,526	72,895
Alliance Data Systems Corp.†	235	47,778
Alphabet, Inc., Class A†	336	237,848
Alphabet, Inc., Class C†	225	155,927
Amazon.com, Inc.†	376	248,006
AMERCO	15	5,280
American Airlines Group, Inc.	241	8,360
American Express Co.	704	46,063
American Tower Corp.	135	14,159
Ameriprise Financial, Inc.	316	30,304
AmerisourceBergen Corp.	136	11,574
Amgen, Inc.	1,078	170,647
Anthem, Inc.	175	24,635
Apache Corp.	949	51,626
Apartment Investment & Management Co., Class A	182	7,291
Apple, Inc.	6,390	598,999
Applied Materials, Inc.	2,754	56,374
Archer-Daniels-Midland Co.	313	12,501
Ashland, Inc.	802	89,503
Assurant, Inc.	119	10,064
AT&T, Inc.	4,825	187,306
Autoliv, Inc.	83	10,165
Automatic Data Processing, Inc.	1,726	152,647
Avnet, Inc.	607	24,960
Baker Hughes, Inc.	668	32,304
Bank of America Corp.	10,793	157,146
Bank of New York Mellon Corp.	795	31,991
Baxalta, Inc.	706	29,617
Baxter International, Inc.	2,397	105,995
Becton Dickinson and Co.	243	39,186
Berkshire Hathaway, Inc., Class B†	1,454	211,528
Best Buy Co., Inc.	304	9,752
Biogen, Inc.†	238	65,448
Boeing Co.	766	103,257
Boston Scientific Corp.†	3,580	78,474
Bristol-Myers Squibb Co.	1,980	142,916
C.H. Robinson Worldwide, Inc.	845	59,970
C.R. Bard, Inc.	146	30,977

Cablevision Systems Corp., Class A	422	14,091
Capital One Financial Corp.	71	5,140
Caterpillar, Inc.	1,007	78,264
CBRE Group, Inc., Class A†	312	9,245
CBS Corp., Class B	1,377	76,988
Celanese Corp., Series A	159	11,241
Celgene Corp.†	867	89,656
CF Industries Holdings, Inc.	1,244	41,139
Charles Schwab Corp.	1,257	35,711
Chesapeake Energy Corp.	600	4,122
Chevron Corp.	1,399	142,950
Cintas Corp.	939	84,303
Cisco Systems, Inc.	9,855	270,914
Citigroup, Inc.	3,859	178,595
Coca-Cola Co.	6,507	291,514
Coca-Cola Enterprises, Inc.	2,473	129,783
Cognizant Technology Solutions Corp., Class A†	368	21,480
Colgate-Palmolive Co.	1,580	112,054
Comcast Corp., Class A	3,528	214,361
ConocoPhillips	2,017	96,392
Corning, Inc.	3,946	73,672
CSRA, Inc.	158	4,102
Cummins, Inc.	622	72,793
Deere & Co.	1,208	101,605
Delta Air Lines, Inc.	1,757	73,214
Devon Energy Corp.	1,428	49,523
Diamond Offshore Drilling, Inc.	75	1,819
Discovery Communications, Inc., Class A†	1,451	39,627
Dover Corp.	611	40,143
Dow Chemical Co.	1,918	100,906
Duke Energy Corp.	101	7,957
Dun & Bradstreet Corp.	958	105,773
E.I. du Pont de Nemours & Co.	1,644	108,356
Ecolab, Inc.	331	38,058
Edwards Lifesciences Corp.†	487	51,724
Eli Lilly & Co.	1,574	118,884
EMC Corp.	1,625	42,429
Emerson Electric Co.	590	32,232
Equifax, Inc.	1,109	133,357
Equity Residential	423	28,794
Exelon Corp.	447	15,685
Express Scripts Holding Co.†	580	42,763
Exxon Mobil Corp.	5,240	463,216
Facebook, Inc., Class A†	1,652	194,242
Fastenal Co.	1,604	75,051
FedEx Corp.	872	143,976
Fidelity National Information Services, Inc.	334	21,977
First Solar, Inc.†	89	4,970
Fiserv, Inc.†	1,816	177,460
FLIR Systems, Inc.	1,423	42,989
Fluor Corp.	1,287	70,347
FMC Technologies, Inc.†	737	22,471
Ford Motor Co.	1,771	24,015
Franklin Resources, Inc.	1,841	68,743
Freeport-McMoRan, Inc.	1,279	17,906
GameStop Corp., Class A	387	12,694
Gartner, Inc.†	16	1,395
General Dynamics Corp.	127	17,846
General Electric Co.	11,783	362,327
General Motors Co.	259	8,236
Genuine Parts Co.	579	55,567
Gilead Sciences, Inc.	2,193	193,445
Global Payments, Inc.	1,612	116,354
Goldman Sachs Group, Inc.	435	71,388
Goodyear Tire & Rubber Co.	2,014	58,346
Halliburton Co.	388	16,028
HCA Holdings, Inc.†	1,169	94,245
Hess Corp.	128	7,631
Hewlett Packard Enterprise Co.	5,540	92,296
Home Depot, Inc.	322	43,113
Honeywell International, Inc.	394	45,022
HP, Inc.	7,017	86,099
Illinois Tool Works, Inc.	1,511	157,930
Intel Corp.	7,168	217,047
International Business Machines Corp.	1,616	235,839
International Paper Co.	602	26,049
Interpublic Group of Cos., Inc.	1,691	38,792
Iron Mountain, Inc.	182	6,648
Jacobs Engineering Group, Inc.†	665	29,646
Johnson & Johnson	4,157	465,917
Johnson Controls, Inc.	1,899	78,619
Jones Lang LaSalle, Inc.	112	12,899
JPMorgan Chase & Co.	4,362	275,678
Juniper Networks, Inc.	1,112	26,021
KLA-Tencor Corp.	260	18,184
L-3 Communications Holdings, Inc.	73	9,602
Lam Research Corp.	845	64,558
Lear Corp.	899	103,502
Lockheed Martin Corp.	60	13,943
Marathon Oil Corp.	2,080	29,307
Marathon Petroleum Corp.	378	14,772
Masco Corp.	577	17,720
MasterCard, Inc., Class A	1,279	124,050
Maxim Integrated Products, Inc.	328	11,716
McDonald’s Corp.	710	89,808
McKesson Corp.	241	40,445
Mead Johnson Nutrition Co.	153	13,334
Merck & Co., Inc.	4,650	255,006
MetLife, Inc.	430	19,393
Mettler-Toledo International, Inc.†	52	18,613
Micron Technology, Inc.†	2,369	25,467
Microsoft Corp.	9,004	449,029
Mondelez International, Inc., Class A	2,699	115,949
Monsanto Co.	1,377	128,997
Moody’s Corp.	709	67,865
Mosaic Co.	2,627	73,530
Motorola Solutions, Inc.	454	34,136
Murphy Oil Corp.	754	26,948
Nasdaq, Inc.	124	7,652
National Oilwell Varco, Inc.	727	26,201
Navient Corp.	1,360	18,591
Netflix, Inc.†	131	11,794
Newfield Exploration Co.†	230	8,337
News Corp., Class B	126	1,633

NIKE, Inc., Class B	1,946	114,697
NiSource, Inc.	371	8,425
Norfolk Southern Corp.	432	38,928
Northrop Grumman Corp.	299	61,672
NRG Energy, Inc.	879	13,273
Nucor Corp.	644	32,058
NVIDIA Corp.	1,599	56,812
Omnicom Group, Inc.	670	55,590
Oracle Corp.	3,137	125,041
Owens-Illinois, Inc.†	187	3,452
PACCAR, Inc.	530	31,222
Parker-Hannifin Corp.	680	78,894
Paychex, Inc.	1,669	86,988
PepsiCo, Inc.	555	57,143
PerkinElmer, Inc.	127	6,403
Pfizer, Inc.	10,083	329,815
Philip Morris International, Inc.	2,927	287,197
Phillips 66	788	64,703
Pitney Bowes, Inc.	222	4,655
PPG Industries, Inc.	451	49,786
Praxair, Inc.	684	80,343
Priceline Group, Inc.†	28	37,622
Procter & Gamble Co.	3,254	260,710
Prudential Financial, Inc.	2,299	178,494
Qorvo, Inc.†	517	23,281
QUALCOMM, Inc.	1,728	87,299
Quanta Services, Inc.†	817	19,379
Ralph Lauren Corp.	94	8,762
Raytheon Co.	82	10,361
Robert Half International, Inc.	690	26,434
Rockwell Automation, Inc.	824	93,499
Ryder System, Inc.	62	4,273
S&P Global, Inc.	633	67,636
SanDisk Corp.	195	14,650
Scripps Networks Interactive, Inc., Class A	195	12,158
Sealed Air Corp.	83	3,931
Sherwin-Williams Co.	567	162,905
Simon Property Group, Inc.	79	15,892
Snap-on, Inc.	40	6,371
Southern Co.	68	3,407
Southwest Airlines Co.	397	17,710
Spectra Energy Corp.	1,916	59,913
St. Jude Medical, Inc.	692	52,730
Stanley Black & Decker, Inc.	418	46,783
Staples, Inc.	1,025	10,455
Starwood Hotels & Resorts Worldwide, Inc.	100	8,188
Stryker Corp.	177	19,295
TEGNA, Inc.	619	14,460
Tesoro Corp.	130	10,360
Texas Instruments, Inc.	2,861	163,191
Thermo Fisher Scientific, Inc.	235	33,899
Tiffany & Co.	393	28,041
Time Warner Cable, Inc.	484	102,661
Time Warner, Inc.	1,632	122,628
Total System Services, Inc.	1,838	93,995
Travelers Cos., Inc.	272	29,893
Twenty-First Century Fox, Inc., Class A	1,885	57,040
Union Pacific Corp.	772	67,342
United Continental Holdings, Inc.†	1,095	50,162
United Parcel Service, Inc., Class B	2,593	272,447
United Rentals, Inc.†	622	41,630
United Technologies Corp.	597	62,309
UnitedHealth Group, Inc.	734	96,653
Urban Outfitters, Inc.†	101	3,062
US Bancorp	235	10,032
Valero Energy Corp.	1,609	94,722
Vantiv, Inc., Class A†	1,125	61,357
Varian Medical Systems, Inc.†	249	20,214
VeriSign, Inc.†	516	44,582
Verisk Analytics, Inc.†	176	13,654
Verizon Communications, Inc.	3,450	175,743
Viacom, Inc., Class B	1,084	44,336
Visa, Inc., Class A	4,241	327,575
Wal-Mart Stores, Inc.	496	33,168
Walt Disney Co.	2,593	267,753
Waste Management, Inc.	3,277	192,655
Waters Corp.†	254	33,061
Wells Fargo & Co.	4,287	214,264
Western Digital Corp.	181	7,397
Western Union Co.	3,004	60,080
Westlake Chemical Corp.	342	17,165
Weyerhaeuser Co.	2,394	76,895
Whirlpool Corp.	17	2,960
WW Grainger, Inc.	768	180,111
Xerox Corp.	7,058	67,757
Xilinx, Inc.	1,334	57,469
Zimmer Biomet Holdings, Inc.	253	29,290
Zions Bancorporation	237	6,522
Zoetis, Inc.	610	28,688

		19,676,764

Total Common Stocks (cost $42,077,281)		42,107,086

U.S. GOVERNMENT TREASURIES — 25.4%
United States Treasury Notes
2.00% due 11/30/2022	$4,407,000	4,526,469
2.00% due 02/15/2025	4,463,700	4,547,220
2.00% due 08/15/2025	4,472,900	4,549,078
2.25% due 11/15/2025	4,355,400	4,520,940
2.50% due 05/15/2024	4,257,100	4,514,523
2.75% due 11/15/2023	4,178,000	4,510,118
2.75% due 02/15/2024	4,204,500	4,538,232

Total U.S. Government Treasuries (cost $31,678,293)		31,706,580

OPTIONS - PURCHASED — 0.3%
Put Options-Purchased(3) (cost $470,663)	418	337,380

Total Long-Term Investment Securities (cost $74,226,237)		74,151,046

SHORT-TERM INVESTMENT SECURITIES — 36.9%
Time Deposits — 36.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/02/2016 (cost $45,931,000)	45,931,000	45,931,000

TOTAL INVESTMENTS (cost $120,157,237)(2)	96.4%	120,082,046
Other assets less liabilities	3.6	4,473,450

NET ASSETS	100.0%	$124,555,496

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2016, the aggregate value of these securities was $15,104 representing 0.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at April 30, 2016. The aggregate value of these securities was $21,304,011 representing 17.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Purchased Options:

Put Options - Purchased
						Unrealized
		Strike	Number of	Premiums	Value at	Appreciation/
Issue	Expiration Month	Price	Contracts	Paid	April 30, 2016	(Depreciation)
S&P 500 Index	June 2016	$1,705	102	$133,596	$23,715	$(109,881)
S&P 500 Index	June 2016	1,815	143	135,999	75,790	(60,209)
S&P 500 Index	July 2016	1,840	173	201,068	237,875	36,807

				470,663	337,380	(133,283)

ADR — American Depositary Receipt

SDR — Swedish Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2016	Unrealized Appreciation (Depreciation)
10	Long	SPI 200 Index(a)	June 2016	$970,319	$992,730	$22,411
1	Long	FTSE MIB Index(a)	June 2016	101,453	104,738	3,285
118	Long	Euro STOXX 50(a)	June 2016	4,101,178	4,029,236	(71,942)
2	Long	Dax Index(a)	June 2016	574,891	578,409	3,518
2	Long	Ibex 35 Index(a)	May 2016	198,560	206,953	8,393
3	Long	Amsterdam Index(a)	May 2016	303,503	300,156	(3,347)
12	Long	CAC40 10 Euro(a)	May 2016	603,564	601,631	(1,933)
26	Long	FTSE 100 Index(a)	June 2016	2,360,070	2,369,862	9,792
1	Long	Hang Seng Index(a)	May 2016	137,776	133,079	(4,697)
22	Long	Tokyo Price Index(a)	June 2016	2,808,109	2,618,113	(189,996)
15	Long	OMXS30 Index(a)	May 2016	255,249	252,233	(3,016)
2	Long	MSCI Singapore Index(a)	May 2016	48,287	47,147	(1,140)
204	Long	S&P 500 E-Mini Index	June 2016	21,072,917	21,002,820	(70,097)
224	Long	U.S Treasury 10 Year Notes	June 2016	29,041,026	29,134,000	92,974
11	Long	Audush Currency	June 2016	845,917	834,570	(11,347)
20	Long	Japanese Yen Currency	June 2016	2,284,976	2,344,500	59,524
23	Long	British Pound Currency	June 2016	2,068,593	2,100,619	32,026
6	Long	Swiss Franc Currency	June 2016	776,884	783,300	6,416
43	Short	U.S Treasury Ultra Long Bonds	June 2016	7,470,440	7,367,781	102,659
9	Short	Euro FX Currency	June 2016	1,269,584	1,289,812	(20,228)

						$(36,745)

(a)	Foreign equity futures valued using fair value procedures at April 30, 2016. The aggregate appreciation (depreciation) of these futures contracts was ($228,672) representing 0.2% of net assets. Foreign equity futures contracts are classified as Level 2 based on the securities valuations inputs. See Note 1 regarding fair value pricing for foreign equity futures contracts.

Industry Allocation*

Time Deposits	36.9%
United States Treasury Notes	25.4
Medical-Drugs	2.6
Diversified Banking Institutions	1.4
Oil Companies-Integrated	1.3
Telephone-Integrated	1.2
Banks-Commercial	0.9
Insurance-Life/Health	0.9
Tobacco	0.9
Food-Misc./Diversified	0.9
Cosmetics & Toiletries	0.8
Commercial Services-Finance	0.8
Diversified Manufacturing Operations	0.7
Insurance-Multi-line	0.7
Electric-Integrated	0.6
Computers	0.6
Building-Residential/Commercial	0.6
Transport-Services	0.5
Electronic Components-Semiconductors	0.5
Medical-Biomedical/Gene	0.5
Brewery	0.5
Finance-Credit Card	0.4
Auto-Cars/Light Trucks	0.4
Chemicals-Diversified	0.4
Beverages-Non-alcoholic	0.4
Multimedia	0.4
Food-Retail	0.4
Rubber-Tires	0.4
Applications Software	0.4
Computer Services	0.4
Insurance-Reinsurance	0.4
Cable/Satellite TV	0.4
Auto/Truck Parts & Equipment-Original	0.4
Web Portals/ISP	0.3
Data Processing/Management	0.3
Aerospace/Defense	0.3
Options Purchased	0.3
Agricultural Chemicals	0.3
Oil Refining & Marketing	0.3
Distribution/Wholesale	0.3
Real Estate Management/Services	0.3
Transport-Rail	0.3
Cellular Telecom	0.2
Networking Products	0.2
Machinery-General Industrial	0.2
Gas-Distribution	0.2
Medical Products	0.2
Medical Instruments	0.2
Diagnostic Equipment	0.2
E-Commerce/Products	0.2
Airlines	0.2
Banks-Super Regional	0.2
Retail-Convenience Store	0.2
Internet Content-Entertainment	0.2
Retail-Apparel/Shoe	0.2
Investment Companies	0.2
Non-Hazardous Waste Disposal	0.2
Paper & Related Products	0.2
Electronic Components-Misc.	0.2
Machinery-Electrical	0.2
Diversified Operations	0.2
Insurance-Property/Casualty	0.2
Semiconductor Equipment	0.2
Retail-Major Department Stores	0.2
Audio/Video Products	0.2
Aerospace/Defense-Equipment	0.2
Real Estate Investment Trusts	0.1
Real Estate Operations & Development	0.1
Metal-Diversified	0.1
Oil-Field Services	0.1
Oil Companies-Exploration & Production	0.1
Public Thoroughfares	0.1
Chemicals-Specialty	0.1
Commercial Services	0.1
Investment Management/Advisor Services	0.1
Coatings/Paint	0.1
Retail-Discount	0.1
Athletic Footwear	0.1
Metal-Aluminum	0.1
Semiconductor Components-Integrated Circuits	0.1
Medical-HMO	0.1
Retail-Restaurants	0.1
Diversified Minerals	0.1
Enterprise Software/Service	0.1
Industrial Automated/Robotic	0.1
Building-Heavy Construction	0.1
Resorts/Theme Parks	0.1
Private Equity	0.1
Industrial Gases	0.1
Gambling (Non-Hotel)	0.1
Finance-Other Services	0.1
Advertising Agencies	0.1
Finance-Leasing Companies	0.1
Casino Services	0.1
Television	0.1
Machinery-Farming	0.1
Machinery-Construction & Mining	0.1
Engineering/R&D Services	0.1
Insurance Brokers	0.1
Medical-Generic Drugs	0.1
Medical-Hospitals	0.1
Retail-Regional Department Stores	0.1
Telecom Services	0.1
Pipelines	0.1
Airport Development/Maintenance	0.1
Engines-Internal Combustion	0.1
Office Automation & Equipment	0.1
Electronics-Military	0.1
Electronic Connectors	0.1
Retail-Consumer Electronics	0.1
Retail-Automobile	0.1
Retail-Auto Parts	0.1
Retail-Home Furnishings	0.1
Transport-Marine	0.1
Food-Baking	0.1

96.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$—	$4,288,220	***	$—	$4,288,220
Other Countries	20,803,007	17,015,859	**	—	37,818,866
U.S. Government Treasuries	—	31,706,580		—	31,706,580
Options-Purchased	337,380	—		—	337,380
Short-Term Investment Securities	—	45,931,000		—	45,931,000

Total Investments at Value	$21,140,387	$98,941,659		$—	$120,082,046

Other Financial Instruments:+
Futures Contracts	$293,599	$47,399		$—	$340,998

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$101,672	$276,071		$—	$377,743

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.
***	Amount includes $4,288,152 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS —April 30, 2016 —

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 24.8%
United States — 24.8%
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	$300,000	$309,701
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	350,000	386,920
American Tower Corp. Senior Notes 3.30% due 02/15/2021	200,000	206,170
American Tower Corp. Senior Notes 4.00% due 06/01/2025	100,000	104,643
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	300,000	312,924
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	525,000	539,198
Apple, Inc. Senior Notes 2.40% due 05/03/2023	375,000	376,657
AT&T, Inc. Senior Notes 4.13% due 02/17/2026	500,000	536,494
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	400,000	399,461
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	500,000	532,261
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	485,000	500,242
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	350,000	372,091
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	400,000	412,845
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	250,000	276,345
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	45,000	45,692
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	250,000	277,500
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	375,000	399,230
Delphi Corp. Company Guar. Notes 5.00% due 02/15/2023	250,000	265,625
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	100,000	90,547
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	250,000	262,541
Digital Realty Trust LP Company Guar. Notes 3.63% due 10/01/2022	275,000	273,270
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	400,000	424,366
Eastman Chemical Co. Senior Notes 3.80% due 03/15/2025	125,000	129,539
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	115,000	117,432
Energy Transfer Partners LP Senior Notes 4.65% due 06/01/2021	150,000	149,096
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	300,000	309,557
EOG Resources, Inc. Senior Bonds 2.63% due 03/15/2023	300,000	293,098
Exelon Corp. Senior Notes 2.45% due 04/15/2021	69,000	69,773
Exxon Mobil Corp. Senior Notes 3.04% due 03/01/2026	285,000	295,175
Fifth Third Bank Notes 3.85% due 03/15/2026	400,000	412,166
Ford Motor Credit Co. LLC Senior Notes 2.60% due 11/04/2019	200,000	202,596
Ford Motor Credit Co. LLC Senior Notes 3.34% due 03/18/2021	200,000	207,133
General Electric Capital Corp. Company Guar. Notes 6.75% due 03/15/2032	450,000	621,992
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	350,000	371,691
Glencore Funding LLC Company Guar. Notes 2.50% due 01/15/2019*	100,000	95,500
Goldman Sachs Group, Inc. Senior Notes 2.63% due 04/25/2021	50,000	50,278
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	200,000	203,001
Hewlett Packard Enterprise Co. Senior Notes 4.40% due 10/15/2022*	300,000	317,008
International Paper Co. Senior Notes 3.80% due 01/15/2026	250,000	260,962
JPMorgan Chase & Co. Senior Notes 2.55% due 10/29/2020	100,000	101,421
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	250,000	270,385
Kellogg Co. Senior Notes 3.25% due 04/01/2026	500,000	512,813

Kinder Morgan Energy Partners LP Senior Notes 4.25% due 09/01/2024	50,000	48,398
Kinder Morgan Energy Partners LP Company Guar. Notes 4.30% due 05/01/2024	200,000	195,096
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	60,000	61,743
Kroger Co. Senior Notes 2.60% due 02/01/2021	250,000	257,322
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	450,000	482,402
Macy’s Retail Holdings, Inc. Company Guar. Notes 2.88% due 02/15/2023	150,000	142,788
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.45% due 01/15/2021	25,000	25,709
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.88% due 01/15/2022	10,000	10,249
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	300,000	339,017
Mead Johnson Nutrition Co. Senior Notes 3.00% due 11/15/2020	300,000	310,527
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	300,000	321,775
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	150,000	171,116
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	440,000	462,990
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	350,000	369,474
Monsanto Co. Senior Notes 3.38% due 07/15/2024	244,000	250,593
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	195,000	212,161
Newell Rubbermaid, Inc. Senior Notes 3.85% due 04/01/2023	448,000	468,436
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	200,000	204,099
Norfolk Southern Corp. Senior Notes 3.00% due 04/01/2022	250,000	257,465
Occidental Petroleum Corp. Senior Notes 2.70% due 02/15/2023	155,000	156,010
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	38,000	35,781
PepsiCo, Inc. Senior Notes 4.45% due 04/14/2046	360,000	401,803
Philip Morris International, Inc. Senior Notes 1.38% due 02/25/2019	20,000	20,049
Philip Morris International, Inc. Senior Notes 2.13% due 05/10/2023	415,000	410,347
PNC Bank NA Senior Notes 3.25% due 06/01/2025	500,000	518,223
Protective Life Global Funding Senior Sec. Notes 1.72% due 04/15/2019*	235,000	235,343
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	350,000	387,613
Southern California Edison Co. 1st Mtg. Notes 3.50% due 10/01/2023	250,000	268,882
Target Corp. Senior Notes 3.63% due 04/15/2046	500,000	497,188
Texas Instruments, Inc. Senior Notes 1.85% due 05/15/2022	430,000	428,878
Time Warner, Inc. Company Guar. Notes 4.88% due 03/15/2020	425,000	469,381
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	245,000	247,880
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	350,000	348,444
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	500,000	507,396
Visa, Inc. Senior Notes 4.30% due 12/14/2045	550,000	604,442
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	450,000	473,384
Williams Partners LP Senior Notes 4.00% due 09/15/2025	250,000	219,019

Total U.S. Corporate Bonds & Notes (cost $22,633,437)		23,116,762

FOREIGN CORPORATE BONDS & NOTES — 6.2%
Australia — 0.5%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	350,000	373,124
Sydney Airport Finance Co. Pty, Ltd. Company Guar. Notes 3.63% due 04/28/2026*	125,000	125,846

		498,970

Canada — 0.7%
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	95,000	96,195
Barrick Gold Corp. Senior Notes 4.10% due 05/01/2023	175,000	180,703

Enbridge, Inc. Senior Notes 3.50% due 06/10/2024	170,000	158,920
Suncor Energy, Inc. Senior Notes 6.50% due 06/15/2038	150,000	176,615

		612,433

Denmark — 0.4%
Danske Bank A/S Senior Notes 2.80% due 03/10/2021*	400,000	409,950

France — 0.7%
BPCE SA Sub. Notes 4.88% due 04/01/2026*	200,000	201,496
Societe Generale SA Senior Notes 2.50% due 04/08/2021*	400,000	403,053

		604,549

Guernsey — 0.3%
Credit Suisse Group Funding Guernsey, Ltd Company Guar. Notes 3.45% due 04/16/2021*	250,000	252,585

Jersey — 0.4%
UBS Group Funding Jersey, Ltd. Company Guar. Notes 3.00% due 04/15/2021*	400,000	401,262

Luxembourg — 0.3%
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	300,000	303,458

Netherlands — 0.5%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 4.63% due 12/01/2023	250,000	265,515
ING Bank NV Senior Notes 2.75% due 03/22/2021*	200,000	204,818

		470,333

United Kingdom — 2.4%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	125,000	159,053
Barclays PLC Senior Notes 4.38% due 01/12/2026	200,000	201,526
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	375,000	386,788
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	400,000	403,352
Lloyds Bank PLC Company Guar. Notes 2.05% due 01/22/2019	200,000	200,861
Rio Tinto Finance USA PLC Company Guar. Notes 3.50% due 03/22/2022	261,000	271,418
Royal Bank of Scotland Group PLC Senior Notes 4.80% due 04/05/2026	400,000	407,576
Standard Chartered PLC Senior Notes 4.05% due 04/12/2026*	200,000	199,701

		2,230,275

Total Foreign Corporate Bonds & Notes (cost $5,642,371)		5,783,815

U.S. GOVERNMENT TREASURIES — 2.6%
0.25% due 01/15/2025 TIPS(1)	1,222,094	1,237,243
0.63% due 01/15/2024 TIPS(1)	1,102,748	1,152,760

Total U.S. Government Treasuries (cost $2,344,952)		2,390,003

MUNICIPAL BONDS & NOTES — 0.1%
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.16% due 07/01/2019 (cost $55,000)	55,000	55,749

EXCHANGE-TRADED FUNDS — 5.7%
Energy Select Sector SPDR Fund	41,256	2,785,192
Vanguard REIT ETF	30,707	2,512,754

Total Exchange-Traded Funds (cost $5,139,145)		5,297,946

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
US Bancorp FRS 5.13% due 01/15/2021(2) (cost $219,599)	220,000	224,950

OPTIONS - PURCHASED — 0.1%
Options – Purchased(4) (cost $290,847)	186	118,245

Total Long-Term Investment Securities (cost $36,325,351)		36,987,470

TOTAL INVESTMENTS — (cost $36,325,351) (3)	39.7%	36,987,470
Other assets less liabilities	60.3	56,265,442

NET ASSETS —	100.0%	$93,252,912

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2016, the aggregate value of these securities was $3,184,790 representing 3.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Principal amount of security is adjusted for inflation.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Purchased Options:

Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at April 30, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	May 2016	$1,550	2	$5,508	$30	$(5,478)
S&P 500 Index	May 2016	1,600	18	39,568	360	(39,208)
S&P 500 Index	May 2016	1,650	8	9,710	200	(9,510)
S&P 500 Index	June 2016	1,550	2	7,308	185	(7,123)
S&P 500 Index	June 2016	1,600	22	60,794	2,695	(58,099)
S&P 500 Index	June 2016	1,650	33	49,525	5,363	(44,162)
S&P 500 Index	June 2016	1,725	13	12,419	3,510	(8,909)
S&P 500 Index	July 2016	1,725	10	11,538	11,538	—
S&P 500 Index	July 2016	1,750	41	42,936	32,390	(10,546)
S&P 500 Index	August 2016	1,775	37	51,541	61,975	10,434

				$290,847	$118,246	$(172,601)

ETF — Exchange Traded Funds

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2016	Unrealized Appreciation (Depreciation)
12	Long	Australia 10 Year Bond	June 2016	$1,191,461	$1,192,021	$560
161	Long	Euro Stoxx 50(a)	June 2016	5,516,890	5,497,516	(19,374)
5	Short	Euro-Bund	June 2016	931,528	926,804	4,724
62	Long	FTSE 100 Index(a)	June 2016	5,566,173	5,651,210	85,037
3	Long	Life Long Gilt	June 2016	529,985	524,261	(5,724)
292	Long	Nikkei 225 E-Mini Index(a)	June 2016	4,626,671	4,326,360	(300,311)
79	Long	OMX Stockholm 30(a)	May 2016	1,344,743	1,328,425	(16,318)
312	Long	S&P 500 E-Mini Index	June 2016	31,451,673	32,121,960	670,287
11	Long	S&P/Toronto Stock Exchange 60 Index(a)	June 2016	1,373,868	1,426,747	52,879
16	Long	SPI 200 Index(a)	June 2016	1,522,755	1,588,368	65,613
18	Long	U.S. Long Bond	June 2016	2,960,658	2,939,625	(21,033)
10	Long	U.S. Treasury 10 Year Notes	June 2016	1,296,393	1,300,625	4,232
78	Short	U.S. Treasury 10 Year Notes	June 2016	10,152,999	10,144,875	8,124
27	Long	U.S. Treasury 2 Year Notes	June 2016	5,900,201	5,902,875	2,674
5	Short	U.S. Treasury 5 Year Notes	June 2016	604,249	604,570	(321)

						$531,049

(a)	Foreign equity futures valued using fair value procedures at April 30, 2016. The aggregate appreciation (depreciation) of those futures contracts was ($132,474) representing 0.1% of net assets. Foreign equity futures are classified as Level 2 based on the Securities Valuations inputs. See Note 1 regarding fair value pricing for foreign equity futures contracts.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	BRL	816,499	USD	221,196	06/02/2016	$—	$(13,884)
	EUR	2,009,000	USD	2,275,071	06/02/2016	—	(27,319)
	MYR	1,682,000	USD	408,406	06/02/2016	—	(20,696)
	USD	1,858,071	CAD	2,355,000	06/02/2016	18,886	—
	USD	1,127,263	EUR	991,000	06/02/2016	8,460	—
	USD	2,080,000	GBP	1,435,000	06/02/2016	16,892	—
	USD	148,910	INR	10,161,225	06/02/2016	3,183	—
	USD	775,588	JPY	88,067,000	06/02/2016	52,611	—

						100,032	(61,899)

Canadian Imperial Bank of Commerce	USD	35,465	RUB	2,541,386	06/02/2016	3,481	—

Citibank N.A.	GBP	170,747	CHF	238,000	06/02/2016	—	(1,098)
	USD	180,475	AUD	247,000	06/02/2016	7,100	—
	USD	1,878,309	CHF	1,824,000	06/02/2016	25,439	—
	USD	1,216,610	SGD	1,667,184	06/02/2016	22,133	—

						54,672	(1,098)

Credit Suisse International	USD	36,367	RUB	2,606,410	06/02/2016	3,575	—

Deutsche Bank AG	NZD	354,227	AUD	323,300	06/02/2016	—	(1,420)

Goldman Sachs International	NZD	976,000	AUD	873,432	06/02/2016	—	(17,092)
	USD	2,247,315	EUR	1,984,000	06/02/2016	26,424	—
	USD	61,233	RUB	4,386,432	06/02/2016	5,987	—

						32,411	(17,092)

HSBC Bank PLC	USD	183,670	CAD	247,000	06/02/2016	13,191	—
	USD	394,325	GBP	280,000	06/02/2016	14,824	—
	USD	720,435	IDR	9,540,000,000	06/02/2016	—	(814)
	USD	204,914	MXN	3,660,000	06/02/2016	7,190	—
	USD	428,918	MYR	1,682,000	06/02/2016	185	—
	USD	625,192	TWD	20,400,000	06/02/2016	6,290	—

						41,680	(814)

JPMorgan Chase Bank N.A. London	USD	488,940	GBP	338,000	06/02/2016	4,962	—
	USD	3,240,348	JPY	360,236,000	06/02/2016	147,381	—

						152,343	—

Royal Bank of Canada	NZD	354,227	AUD	323,261	06/02/2016	—	(1,450)

Skandinaviska Enskilda Bank	SEK	1,714,781	EUR	183,247	06/02/2016	—	(3,749)
	USD	1,015,142	JPY	113,944,000	06/02/2016	56,410	—

						56,410	(3,749)

Standard Chartered Bank	AUD	143,493	EUR	95,932	06/02/2016	971	—
	GBP	287,000	EUR	369,944	06/02/2016	4,591	—
	KRW	185,605,000	USD	152,642	06/02/2016	—	(9,192)
	NZD	355,665	AUD	324,555	06/02/2016	—	(1,470)
	TWD	47,305,891	USD	1,433,034	06/02/2016	—	(31,318)
	USD	829,023	INR	55,300,000	06/02/2016	—	(1,295)
	USD	70,907	RUB	5,082,772	06/02/2016	6,985	—

						12,547	(43,275)

State Street Bank London	AUD	143,493	CHF	103,993	06/02/2016	—	(431)
	EUR	183,279	SEK	1,714,781	06/02/2016	3,713	—
	GBP	222,274	JPY	35,550,000	06/02/2016	9,521	—
	SGD	1,667,184	USD	1,196,605	06/02/2016	—	(42,137)
	USD	1,626,409	EUR	1,488,000	06/02/2016	78,894	—
	USD	1,582,700	GBP	1,100,000	06/02/2016	24,674	—

						116,802	(42,568)

UBS AG London	USD	206,847	BRL	816,499	06/02/2016	28,233	—
	USD	162,207	KRW	185,605,000	06/02/2016	—	(372)

						28,233	(372)

Westpac Banking Corp.	CAD	142,430	CHF	105,092	06/02/2016	—	(3,831)
	CAD	142,430	EUR	97,078	06/02/2016	—	(2,263)

						—	(6,094)

Net Unrealized Appreciation (Depreciation)						$602,186	$(179,831)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Dollar

GBP — Pound Sterling

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan New Dollar

USD — United States Dollar

Industry Allocation*
Exchange-Traded Funds	5.7%
Diversified Banking Institutions	4.0
Banks-Commercial	2.6
United States Treasury Notes	2.6
Oil Companies-Exploration & Production	1.4
Real Estate Investment Trusts	1.4
Tobacco	1.2
Oil Companies-Integrated	1.2
Pipelines	1.2
Telephone-Integrated	1.1
Retail-Discount	1.0
Banks-Super Regional	0.7
Diversified Financial Services	0.7
Transport-Rail	0.7
Finance-Credit Card	0.7
Food-Misc./Diversified	0.7
Brewery	0.6
Medical Products	0.6
Insurance-Reinsurance	0.5
Medical Instruments	0.5
Aerospace/Defense	0.5
Multimedia	0.5
Home Decoration Products	0.5
Insurance-Multi-line	0.5
Electronic Components-Semiconductors	0.5
Medical-Drugs	0.4
Auto-Cars/Light Trucks	0.4
Beverages-Non-alcoholic	0.4
Retail-Drug Store	0.4
Computers	0.4
Diversified Minerals	0.4
Medical-Biomedical/Gene	0.4
Applications Software	0.4
Retail-Restaurants	0.4
Electric-Integrated	0.4
Computer Services	0.3
Vitamins & Nutrition Products	0.3
Medical-Generic Drugs	0.3
Metal-Diversified	0.3
Auto/Truck Parts & Equipment-Original	0.3
Paper & Related Products	0.3
Food-Retail	0.3
Agricultural Chemicals	0.3
Medical-HMO	0.3
Special Purpose Entities	0.3
Banks-Money Center	0.2
Gold Mining	0.2
Retail-Regional Department Stores	0.2
Chemicals-Diversified	0.1
Airport Development/Maintenance	0.1
Steel-Producers	0.1
Options Purchased	0.1
Municipal Bonds & Notes	0.1

39.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$23,116,762	$—	$23,116,762
Foreign Corporate Bonds & Notes	—	5,783,815	—	5,783,815
U.S. Government Treasuries	—	2,390,003	—	2,390,003
Municipal Bonds & Notes	—	55,749	—	55,749
Exchange-Traded Funds	5,297,946	—	—	5,297,946
Preferred Securities/Capital Securities	—	224,950	—	224,950
Options-Purchased	118,245	—	—	118,245

Total Investments at Value	$5,416,191	$31,571,279	$—	$36,987,470

Other Financial Instruments:+
Futures Contracts	$690,601	$203,529	$—	$894,130
Forward Foreign Currency Contracts	—	602,186	—	602,186

Total Other Financial Instruments	$690,601	$805,715	$—	$1,496,316

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$27,078	$336,003	$—	$363,081
Forward Foreign Currency Contracts	—	179,831	—	179,831

Total Other Financial Instruments	$27,078	$515,834	$—	$542,912

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS —April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 57.4%
Advertising Agencies — 0.3%
WPP PLC(1)	15,968	$373,285

Aerospace/Defense — 0.7%
Boeing Co.	4,498	606,330
General Dynamics Corp.	93	13,068
Northrop Grumman Corp.	435	89,723
Raytheon Co.	96	12,130
Rockwell Collins, Inc.	711	62,703
Rolls-Royce Holdings PLC(1)	15,259	149,838
Rolls-Royce Holdings PLC, Class C (Entitlement Shares)†	1,047,530	1,531

		935,323

Aerospace/Defense-Equipment — 0.1%
Harris Corp.	736	58,887
United Technologies Corp.	189	19,726

		78,613

Agricultural Chemicals — 0.1%
Agrium, Inc.	76	6,545
CF Industries Holdings, Inc.	761	25,167
Monsanto Co.	431	40,376
Syngenta AG ADR	216	17,403

		89,491

Agricultural Operations — 0.0%
Bunge, Ltd.	861	53,812

Airlines — 0.6%
Alaska Air Group, Inc.	1,126	79,304
American Airlines Group, Inc.	13,653	473,622
Delta Air Lines, Inc.	2,273	94,716
United Continental Holdings, Inc.†	4,596	210,543

		858,185

Apparel Manufacturers — 0.3%
Burberry Group PLC(1)	7,686	133,360
Hanesbrands, Inc.	5,822	169,013
Moncler SpA(1)	6,336	102,981

		405,354

Appliances — 0.1%
Whirlpool Corp.	722	125,729

Applications Software — 1.5%
Intuit, Inc.	52	5,246
Microsoft Corp.	27,793	1,386,037
Red Hat, Inc.†	2,592	190,175
Salesforce.com, Inc.†	5,440	412,352
ServiceNow, Inc.†	1,770	126,520

		2,120,330

Athletic Footwear — 0.2%
NIKE, Inc., Class B	4,421	260,574

Audio/Video Products — 0.1%
Panasonic Corp.(1)	13,900	122,510
Sony Corp.(1)	2,800	68,069

		190,579

Auto-Cars/Light Trucks — 0.6%
Bayerische Motoren Werke AG(1)	1,457	134,191
Ferrari NV†	146	6,694
Honda Motor Co., Ltd.(1)	9,200	244,472
Mitsubishi Motors Corp.(1)	10,100	40,524
Suzuki Motor Corp.(1)	5,200	140,305
Tesla Motors, Inc.†	393	94,619
Toyota Motor Corp.(1)	4,000	201,774

		862,579

Auto/Truck Parts & Equipment-Original — 0.5%
Aisin Seiki Co., Ltd.(1)	2,200	84,796
Autoliv, Inc. SDR(1)	958	116,312
Delphi Automotive PLC	1,003	73,851
GKN PLC(1)	46,927	190,788
Johnson Controls, Inc.	6,394	264,712
Koito Manufacturing Co., Ltd.(1)	1,000	43,017

		773,476

Banks-Commercial — 1.9%
Australia & New Zealand Banking Group, Ltd.(1)	14,917	274,597
Commerzbank AG(1)	6,621	61,817
Danske Bank A/S(1)	5,655	159,240
DBS Group Holdings, Ltd.(1)	17,700	200,280
DNB ASA(1)	21,268	272,314
ING Groep NV CVA(1)	22,233	272,655
Intesa Sanpaolo SpA(1)	89,541	248,936
M&T Bank Corp.	95	11,240
National Bank of Canada	5,800	207,278
Nordea Bank AB(1)	22,366	216,727
Standard Chartered PLC(1)	10,627	86,232
Sumitomo Mitsui Trust Holdings, Inc.(1)	62,000	188,397
Svenska Handelsbanken AB, Class A(1)	18,416	244,972
Swedbank AB, Class A(1)	7,089	152,796
United Overseas Bank, Ltd.(1)	10,100	139,312

		2,736,793

Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp.	13,963	561,871
Northern Trust Corp.	1,033	73,426
State Street Corp.	5,252	327,199

		962,496

Banks-Super Regional — 0.3%
Fifth Third Bancorp	4,553	83,365
KeyCorp	5,844	71,823
US Bancorp	475	20,278
Wells Fargo & Co.	4,625	231,157

		406,623

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	2,557	114,554
Coca-Cola Enterprises, Inc.	1,297	68,066
Monster Beverage Corp.†	138	19,902
PepsiCo, Inc.	2,231	229,704

		432,226

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A	515	80,371
Diageo PLC(1)	8,500	229,660

		310,031

Brewery — 0.1%
Kirin Holdings Co., Ltd.(1)	8,900	129,286
Molson Coors Brewing Co., Class B	652	62,351

		191,637

Building & Construction Products-Misc. — 0.0%
Kingspan Group PLC(1)	109	2,867

Building & Construction-Misc. — 0.0%
Multiplan Empreendimentos Imobiliarios SA	100	1,714

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	284	48,062
Sumitomo Osaka Cement Co., Ltd.(1)	1,000	4,299
Vulcan Materials Co.	683	73,511

		125,872

Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	373	16,901
Persimmon PLC(1)	6,643	193,226
PulteGroup, Inc.	765	14,068

		224,195

Cable/Satellite TV — 0.4%
Charter Communications, Inc., Class A†	16	3,396
Comcast Corp., Class A	3,421	207,860
Liberty Global PLC, Class A†	3,575	134,885
Sky PLC(1)	16,845	231,511
Time Warner Cable, Inc.	237	50,270

		627,922

Casino Hotels — 0.2%
Las Vegas Sands Corp.	2,042	92,196
MGM Resorts International†	4,830	102,879
Wynn Macau, Ltd.(1)	28,400	40,410

		235,485

Cellular Telecom — 0.4%
America Movil SAB de CV, Series L ADR	5,950	84,252
T-Mobile US, Inc.†	778	30,560
Vodafone Group PLC ADR	11,589	379,424

		494,236

Chemicals-Diversified — 0.5%
Asahi Kasei Corp.(1)	18,000	121,860
BASF SE(1)	2,255	186,430
Celanese Corp., Series A	629	44,470
Covestro AG*(1)	2,439	96,563
Croda International PLC(1)	104	4,581
Dow Chemical Co.	1,477	77,705
E.I. du Pont de Nemours & Co.	2,634	173,607
PPG Industries, Inc.	298	32,896
Tosoh Corp.(1)	5,000	22,589

		760,701

Chemicals-Plastics — 0.0%
PolyOne Corp.	73	2,627

Chemicals-Specialty — 0.3%
Ashland, Inc.	2,135	238,266
Ecolab, Inc.	165	18,972
International Flavors & Fragrances, Inc.	15	1,792
Umicore SA(1)	3,788	188,999
Victrex PLC(1)	447	9,155

		457,184

Coatings/Paint — 0.1%
RPM International, Inc.	1,087	54,926
Sherwin-Williams Co.	325	93,376

		148,302

Commercial Services-Finance — 0.2%
Automatic Data Processing, Inc.	663	58,636
Equifax, Inc.	93	11,183
FleetCor Technologies, Inc.†	46	7,115
PayPal Holdings, Inc.†	3,845	150,647
S&P Global, Inc.	553	59,088

		286,669

Computer Services — 0.3%
Accenture PLC, Class A	670	75,656
Cognizant Technology Solutions Corp., Class A†	873	50,957
IHS, Inc., Class A†	155	19,093
Infosys, Ltd. ADR	8,850	166,380
International Business Machines Corp.	321	46,847

		358,933

Computers — 0.5%
Apple, Inc.	7,915	741,952

Computers-Memory Devices — 0.2%
EMC Corp.	887	23,159
Seagate Technology PLC	567	12,344
Western Digital Corp.	5,664	231,459

		266,962

Consumer Products-Misc. — 0.1%
Samsonite International SA(1)	35,400	113,746

Containers-Metal/Glass — 0.0%
Ball Corp.	520	37,118
Vidrala SA(1)	57	3,397

		40,515

Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	95	4,767
Orora, Ltd.(1)	1,178	2,362
WestRock Co.	275	11,509

		18,638

Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	597	42,339
Estee Lauder Cos., Inc., Class A	322	30,870
L’Oreal SA(1)	1,497	271,751
Procter & Gamble Co.	2,516	201,582
Unilever PLC(1)	12,242	548,974

		1,095,516

Cruise Lines — 0.3%
Carnival Corp.	1,395	68,425
Norwegian Cruise Line Holdings, Ltd.†	4,853	237,263
Royal Caribbean Cruises, Ltd.	1,671	129,335

		435,023

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	800	52,640
Fiserv, Inc.†	1,869	182,639

		235,279

Diagnostic Equipment — 1.0%
Abbott Laboratories	2,692	104,719
Danaher Corp.	8,717	843,370
Thermo Fisher Scientific, Inc.	3,586	517,280

		1,465,369

Dialysis Centers — 0.3%
DaVita HealthCare Partners, Inc.†	538	39,758
Fresenius SE & Co. KGaA(1)	4,551	331,235

		370,993

Diamonds/Precious Stones — 0.0%
Alrosa PAO (MICEX)(1)	2,300	2,596
Alrosa PAO (MOEX)†	540	608
Petra Diamonds, Ltd.(1)	8,731	15,066

		18,270

Diversified Banking Institutions — 2.2%
Bank of America Corp.	6,462	94,087
Barclays PLC ADR	7,100	71,355
BNP Paribas SA(1)	5,451	288,881
Citigroup, Inc.	14,550	673,374
Credit Suisse Group AG(1)	4,586	69,483
Deutsche Bank AG(1)	1,797	33,880
Goldman Sachs Group, Inc.	805	132,109
JPMorgan Chase & Co.	14,516	917,411
Lloyds Banking Group PLC(1)	213,061	209,613
Morgan Stanley	18,823	509,350
Royal Bank of Scotland Group PLC†(1)	24,979	84,261

		3,083,804

Diversified Manufacturing Operations — 1.1%
Aalberts Industries NV(1)	109	3,736
Eaton Corp. PLC	1,573	99,524
General Electric Co.	30,348	933,201
Illinois Tool Works, Inc.	892	93,232
Pentair PLC	1,964	114,069
Siemens AG(1)	2,633	274,802
Textron, Inc.	2,360	91,285

		1,609,849

Diversified Minerals — 0.2%
Anglo American PLC(1)	1,792	20,161
BHP Billiton PLC(1)	11,385	155,406
BHP Billiton, Ltd.(1)	6,292	98,573
Teck Resources, Ltd., Class B	1,070	13,108

		287,248

Diversified Operations — 0.2%
CK Hutchison Holdings, Ltd.(1)	19,000	227,095
Siam Cement PCL(1)	100	1,401
Siam Cement PCL NVDR(1)	100	1,395
Wharf Holdings, Ltd.(1)	2,000	10,814

		240,705

E-Commerce/Products — 1.5%
Alibaba Group Holding, Ltd. ADR†	4,634	356,540
Amazon.com, Inc.†	2,655	1,751,212
JD.com, Inc. ADR†	779	19,911

		2,127,663

E-Commerce/Services — 0.6%
Ctrip.com International, Ltd. ADR†	1,715	74,791
Priceline Group, Inc.†	628	843,819

		918,610

E-Marketing/Info — 0.1%
CyberAgent, Inc.(1)	1,800	84,084

Electric Products-Misc. — 0.1%
Legrand SA(1)	3,273	186,526

Electric-Integrated — 1.6%
AES Corp.	18,608	207,665
American Electric Power Co., Inc.	2,491	158,178
DTE Energy Co.	584	52,069
E.ON SE(1)	7,693	79,345
Edison International	1,790	126,571
Engie SA(1)	12,966	213,942
Entergy Corp.	383	28,794
Exelon Corp.	11,745	412,132
FirstEnergy Corp.	7,057	229,988
PG&E Corp.	8,776	510,763
SSE PLC(1)	6,539	144,554
WEC Energy Group, Inc.	29	1,688
Xcel Energy, Inc.	917	36,708

		2,202,397

Electronic Components-Misc. — 0.1%
Koninklijke Philips NV(1)	7,633	209,869

Electronic Components-Semiconductors — 0.5%
Broadcom, Ltd.	2,216	322,982
Intel Corp.	1,845	55,867
Microchip Technology, Inc.	1,085	52,720
Micron Technology, Inc.†	5,598	60,179
Samsung Electronics Co., Ltd.(1)	97	105,477
Texas Instruments, Inc.	3,111	177,451

		774,676

Electronic Connectors — 0.1%
Amphenol Corp., Class A	407	22,723
TE Connectivity, Ltd.	1,785	106,172

		128,895

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	6,241	255,382
Keysight Technologies, Inc.†	3,383	88,228

		343,610

Electronic Security Devices — 0.1%
Allegion PLC	599	39,205
Tyco International PLC	4,093	157,662

		196,867

Engineering/R&D Services — 0.0%
WorleyParsons, Ltd.(1)	10,756	56,845

Engines-Internal Combustion — 0.0%
Cummins, Inc.	362	42,365

Enterprise Software/Service — 0.1%
CA, Inc.	3,145	93,281
Oracle Corp.	1,032	41,136
Workday, Inc., Class A†	279	20,919

		155,336

Entertainment Software — 0.1%
Activision Blizzard, Inc.	511	17,614
Electronic Arts, Inc.†	1,640	101,434

		119,048

Finance-Consumer Loans — 0.0%
Synchrony Financial†	96	2,935

Finance-Credit Card — 1.0%
American Express Co.	302	19,760
Credit Saison Co., Ltd.(1)	6,500	118,951
MasterCard, Inc., Class A	7,058	684,555
Visa, Inc., Class A	8,553	660,634

		1,483,900

Finance-Investment Banker/Broker — 0.3%
Close Brothers Group PLC(1)	1,707	30,298
E*TRADE Financial Corp.†	1,517	38,198
Macquarie Group, Ltd.(1)	3,115	150,068
TD Ameritrade Holding Corp.	7,657	228,408

		446,972

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	22,500	97,021

Finance-Mortgage Loan/Banker — 0.0%
FNF Group	514	16,397

Finance-Other Services — 0.3%
CME Group, Inc.	739	67,921
Intercontinental Exchange, Inc.	1,156	277,475
London Stock Exchange Group PLC(1)	1,812	71,724

		417,120

Food-Catering — 0.2%
Compass Group PLC(1)	13,477	240,505

Food-Confectionery — 0.0%
Hershey Co.	242	22,533

Food-Meat Products — 0.6%
BRF SA ADR	3,272	46,528
Tyson Foods, Inc., Class A	11,238	739,685

		786,213

Food-Misc./Diversified — 1.0%
ConAgra Foods, Inc.	4,988	222,265
Ingredion, Inc.	1,271	146,280
Kraft Heinz Co.	1,343	104,848
McCormick & Co., Inc.	184	17,256
Mondelez International, Inc., Class A	2,368	101,729
Nestle SA(1)	9,410	700,619
Wilmar International, Ltd.(1)	56,700	155,860

		1,448,857

Food-Retail — 0.2%
Kroger Co.	102	3,610
Seven & i Holdings Co., Ltd.(1)	3,600	147,452
Tesco PLC†(1)	40,540	101,830

		252,892

Food-Wholesale/Distribution — 0.0%
Sysco Corp.	330	15,203

Forestry — 0.1%
West Fraser Timber Co., Ltd.	3,742	123,292

Gas-Distribution — 0.5%
Atmos Energy Corp.	546	39,612
CenterPoint Energy, Inc.	10,494	225,096
National Grid PLC(1)	21,057	300,549
NiSource, Inc.	4,056	92,112

		657,369

Gold Mining — 0.3%
Agnico Eagle Mines, Ltd. (TSE)	1,040	49,161
Agnico-Eagle Mines, Ltd. (NYSE)	479	22,614
Barrick Gold Corp.	2,439	47,243
Centamin PLC(1)	9,694	17,182
Cia de Minas Buenaventura SAA ADR†	1,840	18,676
Eldorado Gold Corp.	2,230	9,388
Franco-Nevada Corp. (NYSE)	217	15,225
Franco-Nevada Corp. (TSE)	543	38,127
Goldcorp, Inc.	2,037	41,046
Kinross Gold Corp.†	3,410	19,437
New Gold, Inc.†	1,910	8,981
Newmont Mining Corp.	1,010	35,320
OceanaGold Corp.	2,930	10,485
Osisko Gold Royalties, Ltd.	750	10,042
Randgold Resources, Ltd.(1)	393	39,120

		382,047

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	8,215	181,141
Marriott International, Inc., Class A	1,153	80,814

		261,955

Human Resources — 0.1%
Recruit Holdings Co., Ltd.(1)	2,200	68,079

Import/Export — 0.2%
Mitsubishi Corp.(1)	8,100	133,261
Sumitomo Corp.(1)	19,500	202,261

		335,522

Independent Power Producers — 0.0%
NRG Energy, Inc.	4,235	63,948

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	613	89,430
Airgas, Inc.	232	33,046
Praxair, Inc.	32	3,759

		126,235

Instruments-Controls — 0.1%
Honeywell International, Inc.	430	49,136
Sensata Technologies Holding NV†	670	25,239
Watts Water Technologies, Inc., Class A	64	3,576

		77,951

Instruments-Scientific — 0.1%
Hamamatsu Photonics KK(1)	2,600	71,765

Insurance Brokers — 0.4%
Aon PLC	100	10,512
Marsh & McLennan Cos., Inc.	6,865	433,525
Willis Towers Watson PLC	646	80,685

		524,722

Insurance-Life/Health — 0.7%
AIA Group, Ltd.(1)	29,800	177,905
Aviva PLC(1)	28,629	181,571
Challenger, Ltd.(1)	23,956	162,800
Prudential PLC(1)	11,286	223,265
Sony Financial Holdings, Inc.(1)	1,500	18,416
Sun Life Financial, Inc.	7,100	242,193

		1,006,150

Insurance-Multi-line — 1.4%
Allianz SE(1)	1,063	180,289
AXA SA(1)	15,649	394,832
Chubb, Ltd.	501	59,048
CNA Financial Corp.	1,292	40,827
Direct Line Insurance Group PLC(1)	34,663	183,753
Genworth Financial, Inc., Class A†	12,087	41,458
Hartford Financial Services Group, Inc.	1,163	51,614
Loews Corp.	1,890	74,995
MetLife, Inc.	10,420	469,942
Ping An Insurance Group Co. of China, Ltd.(1)	23,000	107,071
Storebrand ASA†(1)	23,671	99,495
XL Group PLC	10,330	338,101

		2,041,425

Insurance-Property/Casualty — 0.3%
QBE Insurance Group, Ltd.(1)	5,179	43,815
RSA Insurance Group PLC(1)	28,831	194,028
Tokio Marine Holdings, Inc.(1)	5,900	190,312

		428,155

Insurance-Reinsurance — 0.2%
Berkshire Hathaway, Inc., Class B†	614	89,325
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(1)	1,021	189,402

		278,727

Internet Application Software — 0.3%
Tencent Holdings, Ltd.(1)	18,500	375,408

Internet Content-Entertainment — 0.9%
Facebook, Inc., Class A†	9,711	1,141,819
Netflix, Inc.†	1,849	166,466

		1,308,285

Internet Content-Information/News — 0.1%
Kakaku.com, Inc.(1)	4,200	75,585
LinkedIn Corp., Class A†	336	42,104

		117,689

Internet Security — 0.0%
VeriSign, Inc.†	388	33,523

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	4,809	461,183
BlackRock, Inc.	536	190,993
GAM Holding AG(1)	7,750	100,739
Legg Mason, Inc.	491	15,766
Och-Ziff Capital Management Group LLC, Class A	1,401	5,604

		774,285

Machine Tools & Related Products — 0.1%
Sandvik AB(1)	407	4,180
THK Co., Ltd.(1)	6,700	135,503

		139,683

Machinery-Electrical — 0.4%
ABB, Ltd.(1)	7,245	153,279
Mitsubishi Electric Corp.(1)	30,000	316,610
SMC Corp.(1)	400	96,849

		566,738

Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	684	120,445
Wabtec Corp.	704	58,383

		178,828

Machinery-Pumps — 0.1%
Flowserve Corp.	1,562	76,241
SPX FLOW, Inc.†	90	2,697

		78,938

Medical Instruments — 0.6%
Elekta AB, Series B(1)	9,842	71,897
Intuitive Surgical, Inc.†	381	238,643
Medtronic PLC	6,617	523,735
St. Jude Medical, Inc.	88	6,706

		840,981

Medical Labs & Testing Services — 0.1%
Miraca Holdings, Inc.(1)	2,400	101,656

Medical Products — 0.6%
Becton Dickinson and Co.	2,720	438,627
Henry Schein, Inc.†	437	73,722
Sonova Holding AG(1)	419	56,027
Stryker Corp.	2,098	228,703

		797,079

Medical-Biomedical/Gene — 1.3%
Alexion Pharmaceuticals, Inc.†	3,082	429,261
Amgen, Inc.	598	94,663
Biogen, Inc.†	760	208,992
Celgene Corp.†	3,184	329,258
CSL, Ltd.(1)	1,659	132,372
Gilead Sciences, Inc.	3,659	322,760
Incyte Corp.†	442	31,943
Regeneron Pharmaceuticals, Inc.†	400	150,684
Vertex Pharmaceuticals, Inc.†	2,293	193,392

		1,893,325

Medical-Drugs — 4.0%
AbbVie, Inc.	659	40,199
Allergan PLC†	2,028	439,184
Astellas Pharma, Inc.(1)	22,800	307,666
Baxalta, Inc.	1,751	73,454
Bayer AG(1)	4,608	531,741
Bristol-Myers Squibb Co.	7,268	524,604
Eli Lilly & Co.	2,978	224,928
Endo International PLC†	1,309	35,343
GlaxoSmithKline PLC ADR	3,105	133,236
Johnson & Johnson	2,525	283,002
Mallinckrodt PLC†	3,462	216,444
Novartis AG(1)	6,664	508,840
Novo Nordisk A/S, Class B(1)	2,520	140,821

Pfizer, Inc.	25,453	832,568
Roche Holding AG(1)	1,970	498,299
Sanofi(1)	4,512	372,756
Shire PLC ADR	1,421	266,324
Takeda Pharmaceutical Co., Ltd.(1)	3,200	152,176
Zoetis, Inc.	704	33,109

		5,614,694

Medical-Generic Drugs — 0.2%
Mylan NV†	5,167	215,516

Medical-HMO — 1.3%
Aetna, Inc.	4,097	459,970
Anthem, Inc.	3,386	476,647
Centene Corp.†	191	11,835
Cigna Corp.	1,413	195,757
Humana, Inc.	697	123,418
UnitedHealth Group, Inc.	3,996	526,193

		1,793,820

Medical-Hospitals — 0.2%
HCA Holdings, Inc.†	3,907	314,982
Universal Health Services, Inc., Class B	173	23,127

		338,109

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	96	8,170
Cardinal Health, Inc.	1,411	110,707
McKesson Corp.	2,031	340,842

		459,719

Metal Processors & Fabrication — 0.0%
Aurubis AG(1)	48	2,603

Metal-Aluminum — 0.0%
Alcoa, Inc.	3,700	41,329
Constellium NV, Class A†	520	3,032

		44,361

Metal-Copper — 0.1%
Antofagasta PLC(1)	8,754	62,122
First Quantum Minerals, Ltd.	400	3,408
Freeport-McMoRan, Inc.	1,230	17,220
Southern Copper Corp.	512	15,191

		97,941

Metal-Diversified — 0.2%
Glencore PLC(1)	16,998	40,894
MMC Norilsk Nickel PJSC ADR(1)	985	14,604
Rio Tinto PLC(1)	1,918	64,427
Rio Tinto, Ltd.(1)	2,685	103,948
South32, Ltd.†(1)	87,391	109,905

		333,778

Metal-Iron — 0.0%
Vale SA ADR	3,520	19,958

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	1,528	73,084

Multimedia — 0.4%
Informa PLC(1)	6,728	64,384
Time Warner, Inc.	462	34,714
Twenty-First Century Fox, Inc., Class A	3,907	118,226
Twenty-First Century Fox, Inc., Class B	1,206	36,325
Walt Disney Co.	2,872	296,563

		550,212

Networking Products — 0.4%
Cisco Systems, Inc.	15,737	432,610
Telefonaktiebolaget LM Ericsson, Class B(1)	14,187	114,753

		547,363

Non-Ferrous Metals — 0.0%
Grupo Mexico SAB de CV, Class B	6,597	16,779
Industrias Penoles SAB de CV	570	8,905
Korea Zinc Co., Ltd.(1)	21	9,112
Mitsubishi Materials Corp.(1)	2,000	6,255

		41,051

Non-Hazardous Waste Disposal — 0.0%
Waste Connections, Inc.	532	35,793

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	63	4,574

Oil Companies-Exploration & Production — 0.5%
Advantage Oil & Gas, Ltd.†	400	2,292
Apache Corp.	691	37,590
ARC Resources, Ltd.	350	5,905
Beach Energy, Ltd.(1)	41,983	23,114
Cabot Oil & Gas Corp.	30	702
California Resources Corp.	2	4
Canadian Natural Resources, Ltd.	711	21,344
Cimarex Energy Co.	353	38,435
Concho Resources, Inc.†	608	70,631
Continental Resources, Inc.†	647	24,107
Crew Energy, Inc.†	200	810
Diamondback Energy, Inc.†	91	7,879
EOG Resources, Inc.	698	57,669
EQT Corp.	1,594	111,739
Gulfport Energy Corp.†	195	6,104
Hess Corp.	90	5,366
Kelt Exploration Ltd†	750	2,893
Kosmos Energy, Ltd.†	960	6,221
Lundin Petroleum AB†(1)	174	3,271
Matador Resources Co.†	330	7,111
Memorial Resource Development Corp.†	263	3,440
Occidental Petroleum Corp.	2,858	219,066
Ophir Energy PLC†(1)	1,909	2,109
Painted Pony Petroleum, Ltd.†	200	944
PDC Energy, Inc.†	127	7,974
Peyto Exploration & Development Corp.	100	2,553
Pioneer Natural Resources Co.	128	21,261
Raging River Exploration, Inc.†	220	1,783
Seven Generations Energy, Ltd., Class A†(8)(9)(10)	7	117
Seven Generations Energy, Ltd., Class A†	400	7,046
Synergy Resources Corp.†	430	3,105
Tourmaline Oil Corp.†	1,069	24,657

Woodside Petroleum, Ltd.(1)	280	5,967

		733,209

Oil Companies-Integrated — 1.7%
Cenovus Energy, Inc.	320	5,073
Chevron Corp.	2,579	263,522
Exxon Mobil Corp.	5,207	460,299
Royal Dutch Shell PLC, Class A ADR	7,063	373,562
Royal Dutch Shell PLC, Class B(1)	1,011	26,546
Royal Dutch Shell PLC, Class B ADR	8,037	428,774
Statoil ASA(1)	11,115	195,451
Suncor Energy, Inc.	275	8,077
TOTAL SA(1)	4,684	236,862
TOTAL SA ADR	8,379	425,234

		2,423,400

Oil Field Machinery & Equipment — 0.0%
Dril-Quip, Inc.†	111	7,195
Flotek Industries, Inc.†	186	1,758
FMC Technologies, Inc.†	792	24,148

		33,101

Oil Refining & Marketing — 0.2%
DCC PLC(1)	2,429	215,516
Marathon Petroleum Corp.	303	11,841
Murphy USA, Inc.†	57	3,273
Phillips 66	197	16,176
Valero Energy Corp.	934	54,984

		301,790

Oil-Field Services — 0.1%
Aker Solutions ASA†(1)	1,168	4,457
Baker Hughes, Inc.	1,623	78,488
Halliburton Co.	706	29,165
John Wood Group PLC(1)	356	3,259
MRC Global, Inc.†	460	6,431
Oceaneering International, Inc.	162	5,937
RPC, Inc.	280	4,234
SBM Offshore NV(1)	323	4,349
Schlumberger, Ltd.	583	46,838
Technip SA(1)	49	2,885
Tesco Corp.	200	1,892

		187,935

Paper & Related Products — 0.3%
BillerudKorsnas AB(1)	274	4,259
International Paper Co.	5,751	248,846
Metsa Board OYJ(1)	342	2,151
Stora Enso Oyj, Class R(1)	14,884	130,094

		385,350

Pipelines — 0.3%
Columbia Pipeline Group, Inc.	1,356	34,741
Koninklijke Vopak NV(1)	85	4,621
Spectra Energy Corp.	9,052	283,056
TransCanada Corp.	765	31,740

		354,158

Real Estate Investment Trusts — 1.7%
Acadia Realty Trust	330	11,121
Alexandria Real Estate Equities, Inc.	125	11,619
American Campus Communities, Inc.	380	17,005
American Tower Corp.	3,958	415,115
AvalonBay Communities, Inc.	661	116,858
Boston Properties, Inc.	282	36,338
Brookfield Canada Office Properties	339	7,454
Camden Property Trust	235	18,971
Canadian Real Estate Investment Trust	163	5,754
CapitaLand Mall Trust(1)	7,800	11,994
Charter Hall Retail REIT(1)	1,234	4,454
Concentradora Fibra Danhos SA de CV	1,410	3,163
Corporate Office Properties Trust	280	7,190
Crown Castle International Corp.	497	43,179
DCT Industrial Trust, Inc.	321	12,959
Derwent London PLC(1)	202	9,715
Douglas Emmett, Inc.	1,074	34,851
EastGroup Properties, Inc.	120	7,170
Equinix, Inc.	69	22,794
Equity Residential	503	34,239
Essex Property Trust, Inc.	164	36,154
Federal Realty Investment Trust	438	66,611
Gecina SA(1)	112	16,177
General Growth Properties, Inc.	2,756	77,251
Great Portland Estates PLC(1)	928	10,298
Hammerson PLC(1)	542	4,638
Healthcare Realty Trust, Inc.	433	13,111
Highwoods Properties, Inc.	237	11,075
Host Hotels & Resorts, Inc.	745	11,786
Invincible Investment Corp.(1)	4	3,004
Iron Mountain, Inc.	689	25,169
Kilroy Realty Corp.	307	19,897
Kimco Realty Corp.	991	27,867
Klepierre(1)	289	13,635
Macerich Co.	458	34,845
Mori Hills REIT Investment Corp(1)	3	4,503
Nippon Accommodations Fund, Inc.(1)	3	12,697
Nippon Prologis REIT, Inc.(1)	3	7,206
Paramount Group, Inc.	480	8,016
Pebblebrook Hotel Trust	253	6,993
Post Properties, Inc.	11	631
Prologis, Inc.	1,061	48,180
PS Business Parks, Inc.	106	10,150
Public Storage	304	74,422
Regency Centers Corp.	540	39,798
RLJ Lodging Trust	300	6,321
Scentre Group(1)	37,625	134,060
Shaftesbury PLC(1)	1,280	17,044
Simon Property Group, Inc.	1,012	203,584
SL Green Realty Corp.	615	64,624
Stockland(1)	1,508	5,006
Sunstone Hotel Investors, Inc.	910	11,657
Taubman Centers, Inc.	99	6,875
Terreno Realty Corp.	275	6,262
Unibail-Rodamco SE(1)	611	163,779
Urban Edge Properties	669	17,354
VEREIT, Inc.	903	8,019
Vicinity Centres(1)	6,260	15,715
Vornado Realty Trust	863	82,615
Weingarten Realty Investors	391	14,436

Weyerhaeuser Co.	6,356	204,155

		2,377,563

Real Estate Management/Services — 0.0%
Hufvudstaden AB, Class A(1)	529	8,192
Mitsubishi Estate Co., Ltd.(1)	1,000	19,006
PSP Swiss Property AG(1)	164	15,785

		42,983

Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	64	2,447
Cheung Kong Property Holdings, Ltd.(1)	23,000	157,094
Hongkong Land Holdings, Ltd.(1)	2,300	14,574
Hysan Development Co., Ltd.(1)	1,000	4,420
Iguatemi Empresa de Shopping Centers SA	420	3,261
Inmobiliaria Colonial SA†(1)	11,126	8,552
Mitsui Fudosan Co., Ltd.(1)	4,000	96,136

		286,484

Retail-Apparel/Shoe — 0.3%
Coach, Inc.	843	33,948
L Brands, Inc.	1,089	85,258
Lojas Renner SA	12,400	74,885
PVH Corp.	14	1,338
Ross Stores, Inc.	3,567	202,534

		397,963

Retail-Auto Parts — 0.3%
AutoZone, Inc.†	214	163,759
O’Reilly Automotive, Inc.†	803	210,932

		374,691

Retail-Automobile — 0.0%
CarMax, Inc.†	1,150	60,892

Retail-Building Products — 0.8%
Home Depot, Inc.	2,626	351,595
Kingfisher PLC(1)	41,975	223,608
Lowe’s Cos., Inc.	6,472	492,002

		1,067,205

Retail-Discount — 0.3%
Costco Wholesale Corp.	783	115,986
Dollar General Corp.	1,297	106,237
Wal-Mart Stores, Inc.	3,426	229,097

		451,320

Retail-Drug Store — 0.4%
CVS Health Corp.	2,046	205,623
Walgreens Boots Alliance, Inc.	5,041	399,650

		605,273

Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,738	164,519

Retail-Jewelry — 0.1%
Cie Financiere Richemont SA(1)	1,549	103,144

Retail-Major Department Stores — 0.2%
Kering(1)	599	102,772
Marks & Spencer Group PLC(1)	18,909	117,245
TJX Cos., Inc.	906	68,693

		288,710

Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	801	35,484

Retail-Restaurants — 0.3%
Chipotle Mexican Grill, Inc.†	50	21,049
McDonald’s Corp.	623	78,803
Starbucks Corp.	4,985	280,307
Yum! Brands, Inc.	297	23,629

		403,788

Rubber-Tires — 0.1%
Sumitomo Rubber Industries, Ltd.(1)	6,900	104,473

Satellite Telecom — 0.1%
Eutelsat Communications SA(1)	5,774	179,099

Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	1,031	58,066
NXP Semiconductors NV†	3,518	300,015
QUALCOMM, Inc.	2,018	101,949
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	66,000	302,412

		762,442

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	3,586	73,405
ASML Holding NV(1)	1,536	148,512
Lam Research Corp.	395	30,178
Tokyo Electron, Ltd.(1)	1,900	125,514

		377,609

Shipbuilding — 0.0%
Sembcorp Industries, Ltd.(1)	15,300	32,555

Silver Mining — 0.0%
Fresnillo PLC(1)	1,742	28,401
Silver Wheaton Corp.	960	20,112

		48,513

Specified Purpose Acquisitions — 0.0%
Silver Run Acquisition Corp.†	95	980

Steel Pipe & Tube — 0.0%
Maruichi Steel Tube, Ltd.(1)	100	2,897
Tenaris SA(1)	226	3,059
Valmont Industries, Inc.	17	2,386

		8,342

Steel-Producers — 0.1%
Acerinox SA(1)	2,088	24,715
ArcelorMittal(1)	3,202	18,137
Carpenter Technology Corp.	115	4,072
Fosun International, Ltd.(1)	2,000	2,765
Hyundai Steel Co.(1)	130	7,143
JFE Holdings, Inc.(1)	300	4,096
Kobe Steel, Ltd.(1)	7,000	6,609
Nippon Steel & Sumitomo Metal Corp.(1)	500	10,259
Nucor Corp.	992	49,382
POSCO(1)	68	14,260
Steel Dynamics, Inc.	255	6,429
thyssenkrupp AG(1)	664	15,443
voestalpine AG(1)	215	7,763

Worthington Industries, Inc.	73	2,756

		173,829

Steel-Specialty — 0.0%
Hitachi Metals, Ltd.(1)	500	5,032
Sanyo Special Steel Co., Ltd.(1)	1,000	4,504

		9,536

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	6,356	148,730

Telephone-Integrated — 1.1%
AT&T, Inc.	3,690	143,246
KT Corp.(1)	4,222	113,001
Nippon Telegraph & Telephone Corp.(1)	10,000	442,680
SoftBank Group Corp.(1)	2,200	115,718
TDC A/S(1)	21,689	111,066
Telecom Italia SpA RSP(1)	98,247	77,240
Telefonica Deutschland Holding AG(1)	30,174	153,409
Telefonica SA(1)	14,613	160,008
Telstra Corp., Ltd.(1)	12,441	50,666
Verizon Communications, Inc.	3,019	153,788

		1,520,822

Tobacco — 0.6%
Altria Group, Inc.	1,602	100,461
Philip Morris International, Inc.	8,271	811,551

		912,012

Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc.	212	23,727

Toys — 0.2%
Mattel, Inc.	7,304	227,081

Transport-Marine — 0.1%
AP Moeller—Maersk A/S, Series B(1)	113	159,098
Nippon Yusen KK(1)	20,000	38,427

		197,525

Transport-Rail — 0.3%
Canadian Pacific Railway, Ltd.	1,203	173,533
Central Japan Railway Co.(1)	1,100	192,662
Kansas City Southern	594	56,281
Union Pacific Corp.	503	43,877

		466,353

Transport-Services — 0.2%
FedEx Corp.	1,305	215,469

Transport-Truck — 0.1%
J.B. Hunt Transport Services, Inc.	1,037	85,947

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	385	33,553

Web Portals/ISP — 1.5%
Alphabet, Inc., Class A†	891	630,721
Alphabet, Inc., Class C†	1,413	979,223
Baidu, Inc. ADR†	1,354	263,082
NAVER Corp.(1)	94	55,720
Yahoo Japan Corp.(1)	44,100	197,063
Yahoo!, Inc.†	1,565	57,279

		2,183,088

Wireless Equipment — 0.1%
GN Store Nord A/S(1)	6,291	123,792

X-Ray Equipment — 0.0%
Hologic, Inc.†	442	14,847

Total Common Stocks (cost $79,242,214)		81,450,673

ASSET BACKED SECURITIES — 1.3%
Diversified Financial Services — 1.3%
AmeriCredit Automobile Receivables Trust Series 2015-4, Class A3 1.70% due 07/08/2020	$185,000	185,313
BMW Vehicle Lease Trust Series 2016-1, Class A4 1.51% due 06/20/2019	10,000	9,980
Capital Auto Receivables Asset Trust Series 2016-1, Class A4 1.98% due 10/20/2020	100,000	100,142
Carmax Auto Owner Trust Series 2013-4, Class B 1.71% due 07/15/2019	25,000	25,066
CarMax Auto Owner Trust Series 2016-1, Class A4 1.88% due 06/15/2021	10,000	10,079
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(2)	50,000	53,808
CNH Equipment Trust Series 2016-A, Class A4 1.79% due 09/15/2021	25,000	24,918
COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(2)	95,000	101,489
COMM Mtg. Trust Series 2014-UBS6, Class A5 3.64% due 12/10/2047(2)	100,000	106,736
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(2)	165,000	179,253
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(2)	50,000	53,658
Ford Credit Floorplan Master Owner Trust Series 2015-4, Class A1 1.77% due 08/15/2020	30,000	30,076
GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22% due 01/15/2022	185,000	187,090
GM Financial Automobile Leasing Trust Series 2016-1, Class A4 1.79% due 03/20/2020	25,000	24,927
GS Mtg. Securities Trust Series 2015-GC28, Class A5 3.40% due 02/10/2048(2)	50,000	52,381
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(2)	25,000	26,914

Honda Auto Receivables Owner Trust Series 2016-1, Class A4 1.38% due 04/18/2022	10,000	9,961
Hyundai Auto Receivables Trust Series 2014-A, Class A4 1.32% due 08/15/2019	31,000	31,078
John Deere Owner Trust Series 2016-A, Class A4 1.64% due 01/17/2023	15,000	14,952
JPMBB Commercial Mtg. Securities Trust Series 2015-C30, Class A5 3.82% due 07/15/2048(2)	50,000	54,035
Mercedes-Benz Auto Lease Trust Series A, Class A4 1.69% due 11/15/2021	55,000	55,049
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(2)	115,000	123,869
Nissan Auto Receivables Owner Trust Series 2016-A, Class A4 1.59% due 07/15/2022	25,000	25,019
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	100,000	102,363
Towd Point Mtg. Trust VRS Series 2016-1, Class A1B 2.75% due 02/25/2055*(3)	97,955	98,278
Toyota Auto Receivables Owner Trust Series 2016-A, Class A4 1.47% due 09/15/2021	20,000	19,935
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(2)	25,000	27,480
World Omni Auto Receivables Trust Series 2016-A, Class A3 1.77% due 09/15/2021	90,000	90,522

Total Asset Backed Securities (cost $1,807,785)		1,824,371

U.S. CORPORATE BONDS & NOTES — 5.6%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	175,000	182,863
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	40,000	41,646
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	75,000	79,295

		303,804

Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	75,000	86,238

Airlines — 0.1%
American Airlines Pass -Through Trust Pass Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	146,143	149,066

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	150,000	163,501

Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	75,000	77,969
General Motors Co. Senior Notes 4.00% due 04/01/2025	100,000	101,138
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 01/15/2020	50,000	50,921

		230,028

Banks-Super Regional — 0.1%
PNC Funding Corp. Company Guar. Notes 3.30% due 03/08/2022	45,000	47,475
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	25,000	25,333
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	125,000	126,994

		199,802

Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	125,000	131,762
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	25,000	27,341

		159,103

Building-Heavy Construction — 0.0%
SBA Tower Trust Mtg. Notes 2.90% due 10/15/2044*	50,000	50,168

Cable/Satellite TV — 0.1%
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	150,000	159,486
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	25,000	26,661

		186,147

Computers — 0.1%
Apple, Inc. Senior Notes 3.25% due 02/23/2026	115,000	120,309

Computers-Memory Devices — 0.0%
Western Digital Corp. Senior Notes 10.50% due 04/01/2024*	9,000	8,752

Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	70,000	70,946

Diversified Banking Institutions — 0.9%
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	150,000	151,608
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	100,000	106,019
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	50,000	51,738
Citigroup, Inc. Senior Notes 2.15% due 07/30/2018	125,000	125,923
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	50,000	51,956
Goldman Sachs Group, Inc. Senior Notes 2.00% due 04/25/2019	75,000	75,230
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	128,464
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	30,000	30,847
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	50,000	50,104
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	175,000	175,476
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	25,000	26,092
Morgan Stanley Senior Notes 2.38% due 07/23/2019	225,000	227,811
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	25,389

		1,226,657

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Company Guar. Notes 2.20% due 01/09/2020	150,000	154,004
General Electric Co. Senior Notes 4.13% due 10/09/2042	100,000	106,709

		260,713

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	50,000	53,803
Amazon.com, Inc. Senior Notes 3.80% due 12/05/2024	50,000	55,091

		108,894

E-Commerce/Services — 0.2%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026*	205,000	208,301

Electric-Integrated — 0.3%
Alabama Power Co. Senior Bonds 3.75% due 03/01/2045	170,000	166,956
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	251,374
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	50,000	53,023

		471,353

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	75,000	77,958

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	180,000	185,421

Entertainment Software — 0.0%
Electronic Arts, Inc. Senior Notes 3.70% due 03/01/2021	15,000	15,683

Finance-Credit Card — 0.1%
Discover Financial Services Senior Notes 3.75% due 03/04/2025	100,000	99,120
Visa, Inc. Senior Notes 4.15% due 12/14/2035	90,000	97,910

		197,030

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	46,349

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 2.65% due 08/15/2019	25,000	25,664

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036	125,000	136,985

Insurance Brokers — 0.1%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	35,997
Marsh & McLennan Cos., Inc. Senior Notes 2.35% due 09/10/2019	50,000	50,369
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	110,000	112,406

		198,772

Insurance-Life/Health — 0.0%
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	25,000	25,059

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	115,000	120,491

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	75,000	82,689

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	100,000	103,143

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	150,000	171,116

Medical-Biomedical/Gene — 0.2%
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	50,000	53,351
Celgene Corp. Senior Notes 3.55% due 08/15/2022	70,000	73,269
Celgene Corp. Senior Notes 3.88% due 08/15/2025	70,000	73,747
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	52,978

		253,345

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	25,000	26,195
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	52,011

		78,206

Medical-HMO — 0.1%
Humana, Inc. Senior Notes 2.63% due 10/01/2019	50,000	51,099
UnitedHealth Group, Inc. Senior Notes 4.70% due 02/15/2021	25,000	28,097
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	102,037

		181,233

Medical-Hospitals — 0.2%
Ascension Health Senior Notes 3.95% due 11/15/2046	170,000	174,397
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	100,000	99,738

		274,135

Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp. Senior Notes 6.00% due 03/01/2041	50,000	62,341

Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	60,000	62,585
Cimarex Energy Co. Company Guar. Notes 4.38% due 06/01/2024	15,000	15,281
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	50,000	51,727

		129,593

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 4.80% due 06/15/2044	40,000	40,503

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.30% due 02/25/2021	50,000	51,596
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	50,000	53,577

		105,173

Pipelines — 0.1%
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	80,000	82,848

Kinder Morgan Energy Partners LP Company Guar. Notes 5.95% due 02/15/2018	5,000	5,259
Kinder Morgan Finance Co. LLC Company Guar. Notes 6.00% due 01/15/2018*	15,000	15,816
Kinder Morgan, Inc. Company Guar. Notes 2.00% due 12/01/2017	25,000	24,782
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/2018	15,000	15,852

		144,557

Radio — 0.0%
Sirius XM Radio, Inc. Senior Sec. Notes 5.25% due 08/15/2022*	5,000	5,262

Real Estate Investment Trusts — 0.3%
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	35,000	36,253
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	152,305
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	135,000	136,578
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	35,000	34,868
Forest City Realty Trust, Inc. Senior Notes 4.25% due 08/15/2018	3,000	3,300
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	15,841

		379,145

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	50,454
O’Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	30,000	31,244

		81,698

Retail-Drug Store — 0.0%
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	50,000	53,231

Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	120,000	119,127
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	75,000	75,846

		194,973

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	50,000	51,000
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	50,000	51,519
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	50,000	53,585
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	225,000	258,771

		414,875

Tobacco — 0.0%
Reynolds American, Inc. Company Guar. Notes 2.30% due 06/12/2018	50,000	50,974

Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 2.60% due 03/30/2020	50,000	49,158

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Senior Notes 4.60% due 06/01/2044	50,000	50,059

Total U.S. Corporate Bonds & Notes (cost $7,760,117)		7,938,603

FOREIGN CORPORATE BONDS & NOTES — 1.4%
Advertising Services — 0.1%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	100,000	103,443

Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Automotive PLC Company Guar. Notes 3.15% due 11/19/2020	50,000	50,931

Banks-Commercial — 0.3%
Abbey National Treasury Services PLC Company Guar. Notes 2.35% due 09/10/2019	25,000	25,191
BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	402,992

		428,183

Diversified Banking Institutions — 0.2%
UBS Group Funding Jersey, Ltd. Company Guar. Notes 3.00% due 04/15/2021*	200,000	200,631

Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 2.05% due 09/30/2018	20,000	20,185

E-Commerce/Products — 0.2%
JD.com, Inc. Senior Notes 3.88% due 04/29/2026	270,000	256,192

Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 3.63% due 06/09/2021	25,000	25,410

Insurance Brokers — 0.0%
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,510

Medical-Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	54,000	45,225

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	85,000	85,030
Perrigo Finance Unlimited Co. Company Guar. Notes 4.38% due 03/15/2026	200,000	206,110

		291,140

Oil Companies-Integrated — 0.4%
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	50,000	43,750
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	150,000	132,000
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*	50,000	53,989
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	258,577
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	42,575

		530,891

Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	16,496

Total Foreign Corporate Bonds & Notes (cost $1,969,929)		1,994,237

U.S. GOVERNMENT AGENCIES — 7.7%
Federal Home Loan Mtg. Corp. — 0.0%
4.00% due 09/01/2045	23,056	24,618
Federal Home Loan Mtg. Corp. Multifamily Mtg. Pass-Through Certs. VRS Series 2016-K52, Class B 4.05% due 11/25/2025*(2)	20,000	18,594

		43,212

Federal National Mtg. Assoc. — 5.3%
2.50% due 04/01/2031	165,000	169,748
2.50% due May 15 TBA	180,000	184,982
2.50% due 05/01/2043	206,608	205,596
3.00% due 01/01/2031	29,203	30,528
3.00% due 02/01/2031	14,616	15,279
3.00% due 03/01/2031	24,619	25,736
3.00% due 04/01/2031	50,000	52,269
3.00% due May 15 TBA	80,000	83,561
3.00% due 05/01/2043	33,051	33,980
3.00% due 08/01/2043	37,621	38,650
3.00% due May 30 TBA	825,000	845,722
3.50% due 03/01/2026	84,172	89,112
3.50% due 06/01/2027	23,961	25,365
3.50% due 11/01/2042	33,626	35,303
3.50% due 01/01/2044	31,550	33,199
3.50% due 11/01/2045	142,109	149,405
3.50% due 11/01/2045	680,192	713,042
3.50% due 12/01/2045	58,351	61,169
3.50% due May 30 TBA	900,000	943,172
4.00% due 12/01/2040	29,017	31,090
4.00% due May 30 TBA	1,890,000	2,019,014
4.50% due 06/01/2044	31,804	34,651
4.50% due May 30 TBA	835,000	909,139
5.00% due 10/01/2033	33,098	36,813
5.00% due May 30 TBA	305,000	337,561
5.50% due 10/01/2035	33,258	37,610
5.50% due 05/01/2036	112,351	126,560
6.00% due 09/01/2037	159,584	182,414
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2016-C03, Class 1M1 2.44% due 10/25/2028(3)	50,000	50,293

		7,500,963

Government National Mtg. Assoc. — 2.4%
3.00% due May 30 TBA	735,000	761,069
3.50% due 05/20/2043	29,808	31,575
3.50% due 10/20/2044	22,036	23,372
3.50% due 05/20/2045	23,178	24,588
3.50% due 02/20/2046	25,000	26,522
3.50% due May 30 TBA	1,365,000	1,441,728
4.00% due 09/20/2040	28,114	30,263
4.00% due 10/20/2045	201,309	215,180
4.00% due 12/20/2045	125,627	134,351
4.00% due May 30 TBA	325,000	346,849
4.50% due 04/20/2041	32,847	35,732
4.50% due 01/20/2046	162,169	174,036
5.00% due 08/20/2042	167,367	183,522

		3,428,787

Total U.S. Government Agencies (cost $10,961,943)		10,972,962

U.S. GOVERNMENT TREASURIES — 9.7%
United States Treasury Bonds — 2.4%
2.50% due 02/15/2045(4)	490,000	473,386
2.50% due 02/15/2046	485,000	468,650
3.00% due 11/15/2045	100,000	107,008
3.13% due 11/15/2041	110,000	121,331
4.50% due 02/15/2036	55,000	74,824
4.50% due 05/15/2038	480,000	654,075
4.75% due 02/15/2037	50,000	70,141
5.38% due 02/15/2031	1,050,000	1,494,035

		3,463,450

United States Treasury Notes — 7.3%
0.13% due 07/15/2024 TIPS(5)	39,942	40,261
0.38% due 07/15/2025 TIPS(5)	19,997	20,535
0.63% due 11/30/2017	550,000	549,184
0.63% due 04/30/2018	300,000	299,039
0.75% due 12/31/2017	90,000	90,010
0.75% due 03/31/2018(4)	950,000	949,815
0.75% due 04/30/2018	865,000	864,561
0.88% due 11/15/2017	630,000	631,550
0.88% due 03/31/2018	770,000	771,504
1.00% due 12/31/2017	635,000	637,778
1.13% due 02/28/2021	1,810,000	1,798,335
1.25% due 03/31/2021	750,000	748,858
1.50% due 05/31/2019	730,000	742,205
1.75% due 12/31/2020	1,480,000	1,512,721
2.00% due 02/15/2022	470,000	484,981
2.13% due 08/15/2021	180,000	187,066

		10,328,403

Total U.S. Government Treasuries (cost $13,783,124)		13,791,853

MUNICIPAL BONDS & NOTES — 0.1%
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.64% due 07/01/2021	50,000	51,251
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	75,000	91,117
State of California General Obligation Bonds 7.63% due 03/01/2040	20,000	30,901

Total Municipal Bonds & Notes (cost $172,344)		173,269

FOREIGN GOVERNMENT OBLIGATIONS — 1.0%
Regional Authority — 0.4%
Province of Manitoba Senior Notes 3.05% due 05/14/2024	150,000	159,428
Province of Ontario Senior Notes 1.20% due 02/14/2018	175,000	175,051
Province of Quebec Senior Notes 2.88% due 10/16/2024	25,000	26,005
Province of Quebec Notes 3.50% due 07/29/2020	100,000	107,523

		468,007

Sovereign — 0.6%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	200,000	212,000
Republic of Iceland Notes 5.88% due 05/11/2022	100,000	113,980
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	216,728
Republic of Poland Senior Notes 3.25% due 04/06/2026	110,000	109,868
Republic of Slovenia Senior Notes 5.85% due 05/10/2023*	200,000	230,900

		883,476

Total Foreign Government Obligations (cost $1,349,496)		1,351,483

EXCHANGE-TRADED FUNDS — 3.2%
T. Rowe Price Institutional High Yield Fund (cost $4,409,141)	539,662	4,565,544

OPTIONS - PURCHASED — 0.0%
Put Options-Purchased(11) (cost $256,768)	355	26,625

Total Long-Term Investment Securities (cost $121,712,861)		124,089,620

SHORT-TERM INVESTMENT SECURITIES — 21.3%
Registered Investment Companies — 21.3%
State Street Institutional U.S. Government Money Market Fund 0.23%(6) (cost $30,303,001)	30,303,001	30,303,001

TOTAL INVESTMENTS (cost $152,015,862)(7)	108.7%	154,392,621
Liabilities in excess of other assets	(8.7)	(12,407,890)

NET ASSETS	100.0%	$141,984,731

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2016, the aggregate value of these securities was $2,082,834 representing 1.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at April 30, 2016. The aggregate value of these securities was $24,901,675 representing 17.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	Principal amount of security is adjusted for inflation.
(6)	The rate shown is the 7-day yield as of April 30, 2016.
(7)	See Note 4 for cost of investments on a tax basis.
(8)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(9)	Illiquid security. At April 30, 2016, the aggregate value of these securities was $117 representing 0.0% of net assets.
(10)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2016, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Seven Generations Energy, Ltd., Class A	02/19/2016	7	$71	$117	$16.71	0.00%

(11)	Purchased Options:

Put Options – Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at April 30, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	May 2016	$1,790	355	$256,768	$26,625	$(230,143)

CVA — Certification Van Aandelen (Dutch Cert.)

MICEX — Moscow Interbank Currency Exchange

MOEX — Moscow Exchange

NVDR — Non-Voting Depository Receipt

NYSE — New York Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depository Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.

The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

TSE — Toronto Stock Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2016	Unrealized Appreciation (Depreciation)
102	Long	Mini MSCI EAFE Index	June 2016	$8,421,991	$8,475,690	$53,699
179	Long	S&P 500 E-Mini Index	June 2016	18,297,642	18,428,945	131,303
15	Short	U.S. Treasury 10 Year Note	June 2016	1,949,633	1,950,938	(1,305)
16	Short	U.S. Treasury 2 Year Note	June 2016	3,495,503	3,498,000	(2,497)
36	Short	U.S. Treasury 5 Year Note	June 2016	4,346,244	4,352,906	(6,662)
6	Short	U.S. Treasury Long Bond	June 2016	984,114	979,875	4,239
5	Short	U.S. Treasury Ultra Long Bond	June 2016	860,179	856,719	3,460

						$182,237

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
State Street Bank London	USD	6,606	JPY	734,293	05/06/2016	$295	$—
	USD	69,896	JPY	7,598,224	05/09/2016	1,520	—

Net Unrealized Appreciation/(Depreciation)						$1,815	$—

JPY — Japanese Yen

USD —United States Dollar

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$783,954	$151,369	***	$—	$935,323
Oil Companies-Exploration & Production	698,631	34,578	****	—	733,209
Other Industries	55,064,765	24,717,376	**	—	79,782,141
Asset Backed Securities	—	1,824,371		—	1,824,371
U.S. Corporate Bonds & Notes	—	7,938,603		—	7,938,603
Foreign Corporate Bonds & Notes	—	1,994,237		—	1,994,237
U.S. Government Agencies	—	10,972,962		—	10,972,962
U.S. Government Treasuries	—	13,791,853		—	13,791,853
Municipal Bonds & Notes	—	173,269		—	173,269
Foreign Government Obligations	—	1,351,483		—	1,351,483
Exchange-Traded Funds	4,565,544	—		—	4,565,544
Options-Purchased	26,625	—		—	26,625
Short-Term Investment Securities	30,303,001	—		—	30,303,001

Total Investments at Value	$91,442,520	$62,950,101		$—	$154,392,621

Other Financial Instruments:+
Futures Contracts	192,701	—		—	192,701
Forward Foreign Currency Contracts	—	1,815		—	1,815

Total Other Financial Instruments	$192,701	$1,815		$—	$194,516

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$10,464	$—		$—	$10,464

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.
***	Amount includes $149,838 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.
****	Amount includes $34,461 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no additional material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

ASSET BACKED SECURITIES — 0.0%
Diversified Financial Services — 0.0%
SLM Private Credit Student Loan Trust FRS Series 2006-B, Class A4 0.81% due 03/15/2024
Total Asset Backed Securities (cost $33,939)	$34,832	$34,510

U.S. CORPORATE BONDS & NOTES — 7.6%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 3.60% due 03/01/2035	13,000	13,094
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	30,000	33,293

		46,387

Airlines — 0.0%
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	20,000	20,557

Applications Software — 0.0%
Microsoft Corp. Senior Notes 2.70% due 02/12/2025	200,000	205,563

Auto-Cars/Light Trucks — 0.8%
Daimler Finance North America LLC FRS Company Guar. Notes 1.05% due 03/02/2018*	390,000	385,943
Daimler Finance North America LLC Company Guar. Notes 2.25% due 03/02/2020*	200,000	201,655
Ford Motor Credit Co. LLC FRS Senior Notes 1.15% due 09/08/2017	300,000	298,719
Ford Motor Credit Co. LLC FRS Senior Notes 1.87% due 05/09/2016	200,000	200,029
Ford Motor Credit Co. LLC Senior Notes 2.55% due 10/05/2018	400,000	405,992
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	1,040,000	1,101,912
Ford Motor Credit Co. LLC Senior Notes 4.39% due 01/08/2026	1,130,000	1,220,318
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/13/2020	146,000	148,068
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 11/24/2020	1,070,000	1,108,751
Toyota Motor Credit Corp. FRS Senior Notes 0.91% due 05/17/2016	100,000	100,025
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	400,000	408,224

		5,579,636

Banks-Commercial — 0.2%
HSBC USA, Inc. FRS Senior Notes 1.23% due 11/13/2019	200,000	196,759
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019	150,000	151,935
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	880,000	895,698
Manufacturers & Traders Trust Co. Senior Notes 2.25% due 07/25/2019	250,000	253,310

		1,497,702

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.45% due 11/27/2020	110,000	112,545
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	40,000	41,237
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	400,000	410,281

		564,063

Banks-Super Regional — 0.3%
Bank of America NA FRS Senior Notes 1.04% due 05/08/2017	250,000	249,731
Bank of America NA FRS Senior Notes 1.09% due 06/05/2017	740,000	739,265
Bank of America NA Senior Notes 1.75% due 06/05/2018	740,000	742,911
Wells Fargo & Co. Senior Notes 2.55% due 12/07/2020	110,000	112,295
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	100,000	100,316

		1,944,518

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	10,000	9,730

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025	60,000	62,373
Owens Corning Company Guar. Notes 4.20% due 12/01/2024	20,000	20,553

		82,926

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.45% due 04/01/2025	10,000	10,438

Cable/Satellite TV — 0.0%
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035	20,000	22,086

Casino Hotels — 0.0%
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	200,000	191,375

Cellular Telecom — 0.0%
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	28,000	29,400
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	28,000	29,400

		58,800

Commercial Services-Finance — 0.0%
McGraw Hill Financial, Inc. Company Guar. Notes 4.40% due 02/15/2026	50,000	55,376
Total System Services, Inc. Senior Notes 3.75% due 06/01/2023	100,000	99,154

		154,530

Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 4.38% due 06/15/2025	40,000	41,214

Computers — 0.1%
Apple, Inc. FRS Senior Notes 0.92% due 05/06/2019	200,000	199,264
Apple, Inc. Senior Notes 3.45% due 05/06/2024	100,000	106,795

		306,059

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 10/15/2022	990,000	1,067,526

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.15% due 12/14/2018	50,000	50,385

Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	20,000	22,885

Diversified Banking Institutions — 1.4%
Bank of America Corp. FRS Senior Notes 1.24% due 08/25/2017	110,000	109,679
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	1,000,000	1,009,037
Citigroup, Inc. FRS Senior Notes 1.50% due 12/07/2018	1,340,000	1,332,010
Citigroup, Inc. Senior Notes 2.05% due 12/07/2018	1,090,000	1,095,698
Citigroup, Inc. Senior Notes 2.40% due 02/18/2020	2,600,000	2,620,459
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	750,000	774,085
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	60,000	61,663
Goldman Sachs Group, Inc. Senior Notes 3.85% due 07/08/2024	2,600,000	2,705,544
JPMorgan Chase & Co Senior Notes 3.90% due 07/15/2025	170,000	180,167
Morgan Stanley Senior Notes 4.00% due 07/23/2025	60,000	63,126

		9,951,468

Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	12,000	12,016

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	30,000	32,282

Electric-Integrated — 0.3%
Appalachian Power Co. Senior Notes 3.40% due 06/01/2025	550,000	563,979
Duke Energy Corp. FRS Senior Notes 1.01% due 04/03/2017	100,000	99,591
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	100,000	106,589
Duke Energy Corp. Senior Notes 4.80% due 12/15/2045	1,060,000	1,161,453
Duke Energy Progress, Inc. FRS 1st Mtg. Notes 0.84% due 03/06/2017	100,000	99,854
Entergy Corp. Senior Notes 4.00% due 07/15/2022	40,000	42,630
MidAmerican Energy Co. Notes 3.50% due 10/15/2024	50,000	53,689
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.59% due 06/01/2017	30,000	30,055
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	30,000	32,144

		2,189,984

Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 3.10% due 07/29/2022	20,000	21,227

Intel Corp. Senior Notes 3.70% due 07/29/2025	40,000	43,988

		65,215

Electronic Forms — 0.0%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	12,000	12,418

Enterprise Software/Service — 0.1%
Oracle Corp. FRS Senior Notes 1.14% due 10/08/2019	200,000	200,681
Oracle Corp. Senior Notes 2.95% due 05/15/2025	700,000	720,700

		921,381

Finance-Consumer Loans — 0.3%
Navient Corp. Senior Notes 5.88% due 03/25/2021	250,000	236,250
Synchrony Financial Senior Notes 2.60% due 01/15/2019	1,090,000	1,097,896
Synchrony Financial Senior Notes 2.70% due 02/03/2020	12,000	12,002
Synchrony Financial FRS Senior Notes 4.50% due 07/23/2025	860,000	892,365

		2,238,513

Finance-Credit Card — 0.2%
American Express Credit Corp. FRS Senior Notes 1.11% due 08/15/2019	300,000	294,147
American Express Credit Corp. FRS Senior Notes 1.40% due 11/05/2018	160,000	159,966
American Express Credit Corp. Senior Notes 1.88% due 11/05/2018	1,020,000	1,027,153
American Express Credit Corp. Senior Notes 2.25% due 08/15/2019	200,000	203,387

		1,684,653

Finance-Investment Banker/Broker — 0.0%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	25,000	23,539

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	50,000	51,499

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	100,000	107,964

Food-Misc./Diversified — 0.0%
HJ Heinz Co. Senior Notes 3.50% due 07/15/2022*	20,000	21,106
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	20,000	20,581
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025*	20,000	21,356

		63,043

Gas-Distribution — 0.0%
National Fuel Gas Co. Senior Notes 5.20% due 07/15/2025	50,000	51,374

Instruments-Scientific — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022	30,000	30,906

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.75% due 03/14/2026	20,000	20,661

Insurance-Life/Health — 0.6%
Jackson National Life Global Funding Sec. Notes 2.30% due 04/16/2019*	200,000	202,223
Jackson National Life Global Funding Senior Sec. Notes 2.60% due 12/09/2020*	1,090,000	1,101,527
Pricoa Global Funding I Sec. Notes 2.55% due 11/24/2020*	1,070,000	1,081,296
Principal Life Global Funding II FRS Senior Sec. Notes 1.14% due 12/01/2017*	1,350,000	1,349,899
Principal Life Global Funding II Sec. Notes 2.20% due 04/08/2020*	400,000	401,467
Reliance Standard Life Global Funding II Sec. Notes 2.15% due 10/15/2018*	120,000	120,389

		4,256,801

Insurance-Multi-line — 0.2%
MetLife, Inc. Senior Notes 4.05% due 03/01/2045	10,000	9,579
Metropolitan Life Global Funding I Sec. Notes 2.00% due 04/14/2020*	150,000	149,209
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	200,000	203,735
Metropolitan Life Global Funding I Sec. Notes 2.50% due 12/03/2020*	1,230,000	1,253,428

		1,615,951

Insurance-Mutual — 0.3%
MassMutual Global Funding II Senior Sec. Notes 2.45% due 11/23/2020*	1,230,000	1,256,664
New York Life Global Funding Sec. Notes 1.13% due 03/01/2017*	100,000	100,121

New York Life Global Funding Sec. Notes 1.55% due 11/02/2018*	1,010,000	1,014,864

		2,371,649

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	52,679
First American Financial Corp. Senior Notes 4.60% due 11/15/2024	20,000	20,325

		73,004

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 1.60% due 07/13/2018	20,000	20,199

Medical Instruments — 0.3%
Boston Scientific Corp. Senior Notes 3.38% due 05/15/2022	550,000	564,142
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	1,260,000	1,351,456

		1,915,598

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	12,000	12,231

Medical Products — 0.1%
Becton Dickinson and Co. FRS Senior Notes 1.08% due 06/15/2016	210,000	210,076
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	30,000	31,936
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	10,000	10,179
Zimmer Holdings, Inc. Senior Notes 3.15% due 04/01/2022	30,000	30,778
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	30,000	30,826

		313,795

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	530,000	543,994

Medical-Drugs — 0.1%
Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*	20,000	20,547
Baxalta, Inc. Senior Notes 4.00% due 06/23/2025*	20,000	20,654
Eli Lilly & Co. Senior Notes 2.75% due 06/01/2025	370,000	384,600
Johnson & Johnson FRS Senior Notes 0.71% due 11/28/2016	100,000	100,052
Merck & Co., Inc. Senior Notes 2.35% due 02/10/2022	25,000	25,485

		551,338

Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 3.50% due 11/15/2024	20,000	20,638
UnitedHealth Group, Inc. Senior Notes 2.88% due 12/15/2021	310,000	323,714

		344,352

Multimedia — 0.0%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024	200,000	214,293
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	80,000	83,566

		297,859

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 3.55% due 06/01/2022	600,000	630,203
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	12,000	12,300

		642,503

Oil Companies-Exploration & Production — 0.1%
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	50,000	52,508
EOG Resources, Inc. Senior Notes 3.90% due 04/01/2035	10,000	9,536
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	810,000	850,300

		912,344

Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 3.80% due 11/15/2025	50,000	51,566

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 3.80% due 01/15/2026	20,000	20,877

Pipelines — 0.1%
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	100,000	93,810
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	100,000	93,217
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026	40,000	38,807
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	200,000	177,575

		403,409

Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	101,493
American Tower Corp. Senior Notes 4.00% due 06/01/2025	690,000	722,035
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	290,000	311,511
Digital Realty Trust LP Company Guar. Notes 3.95% due 07/01/2022	810,000	828,186
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	500,000	505,502

		2,468,727

Real Estate Operations & Development — 0.0%
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	30,000	31,884

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	12,000	12,118

Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	20,000	20,735

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	20,000	22,060

Retail-Discount — 0.0%
Dollar Tree, Inc. Company Guar. Notes 5.75% due 03/01/2023*	31,000	33,102

Retail-Drug Store — 0.2%
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	130,000	140,325
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	1,100,000	1,147,894

		1,288,219

Retail-Restaurants — 0.2%
McDonald’s Corp. Senior Notes 3.70% due 01/30/2026	1,090,000	1,167,147

Special Purpose Entity — 0.2%
Protective Life Global Funding Sec. Notes 2.70% due 11/25/2020*	1,070,000	1,089,168

Telephone-Integrated — 0.4%
AT&T, Inc. FRS Senior Notes 1.05% due 03/30/2017	100,000	100,048
AT&T, Inc. FRS Senior Notes 1.56% due 06/30/2020	90,000	89,521
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	200,000	204,001
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	50,000	50,827
Verizon Communications, Inc. FRS Senior Notes 1.04% due 06/09/2017	200,000	200,148
Verizon Communications, Inc. FRS Senior Notes 1.41% due 06/17/2019	100,000	100,082
Verizon Communications, Inc. FRS Senior Notes 2.16% due 09/15/2016	100,000	100,469
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2021	100,000	106,488
Verizon Communications, Inc. Senior Notes 4.15% due 03/15/2024	1,400,000	1,518,525
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	100,000	110,568

		2,580,677

Television — 0.0%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	20,000	21,209

Tobacco — 0.0%
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022	20,000	21,749
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	40,000	44,299
Reynolds American, Inc. Company Guar. Notes 4.85% due 09/15/2023	100,000	113,824

		179,872

Transport-Equipment & Leasing — 0.0%
Aviation Capital Group Corp. Senior Notes 3.88% due 09/27/2016*	100,000	100,630

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	900,000	980,803
Norfolk Southern Corp. Senior Notes 4.45% due 06/15/2045	20,000	21,582

		1,002,385

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	30,000	31,950

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	20,000	21,066

Total U.S. Corporate Bonds & Notes (cost $52,402,122)		53,751,715

FOREIGN CORPORATE BONDS & NOTES — 1.9%
Airlines — 0.1%
Air Canada Pass-Through Certs. Series 2015-2, Class AA 3.75% due 06/15/2029*	840,000	837,900

Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Notes 3.38% due 04/30/2025*	20,000	19,945

Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV FRS Company Guar. Notes 1.06% due 11/18/2016*	250,000	249,355

Banks-Commercial — 0.9%
Bank of Tokyo-Mitsubishi UFJ, Ltd. FRS Senior Notes 1.19% due 03/05/2018*	400,000	398,154
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.30% due 03/05/2020*	200,000	200,570
BPCE SA Sub. Notes 4.63% due 07/11/2024*	300,000	296,111
Commonwealth Bank of Australia FRS Senior Notes 0.90% due 09/08/2017*	300,000	299,079
Credit Suisse NY FRS Senior Notes 1.31% due 04/27/2018	680,000	674,469
ING Bank NV FRS Notes 1.19% due 03/16/2018*(4)	400,000	398,263
ING Bank NV Senior Notes 2.45% due 03/16/2020*	30,000	30,390
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*	200,000	209,442
Rabobank Nederland NV Company Guar. Notes 3.88% due 02/08/2022	1,600,000	1,722,422
Santander UK Group Holdings PLC Senior Notes 2.88% due 10/16/2020	990,000	985,286
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021	140,000	140,914
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	850,000	865,260
Swedbank AB Senior Notes 2.20% due 03/04/2020*	370,000	370,567
Toronto-Dominion Bank FRS Senior Notes 0.88% due 05/02/2017	200,000	199,824

		6,790,751

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	200,000	203,165

Diversified Banking Institutions — 0.1%
Barclays PLC Senior Notes 3.65% due 03/16/2025	400,000	383,884
UBS AG FRS Senior Notes 1.00% due 08/14/2017	250,000	248,826
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	254,352

		887,062

Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025	20,000	19,950

Finance-Leasing Companies — 0.0%
LeasePlan Corp. NV Senior Notes 2.50% due 05/16/2018*(4)	200,000	197,924

Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	10,000	10,049

Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	20,000	20,533

Oil Companies-Exploration & Production — 0.0%
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*	10,000	9,445

Oil Companies-Integrated — 0.3%
BP Capital Markets PLC FRS Company Guar. Notes 1.04% due 02/13/2018	213,000	212,919
BP Capital Markets PLC Company Guar. Notes 2.32% due 02/13/2020	200,000	203,138
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	40,000	41,910
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	61,000	63,619
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	1,100,000	1,132,864

		1,654,450

Telephone-Integrated — 0.2%
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/2017	1,100,000	1,160,101

Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 3.50% due 06/15/2022*	20,000	21,344
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	40,000	43,838

Imperial Tobacco Finance PLC Company Guar. Notes 4.25% due 07/21/2025*	850,000	915,169

		980,351

Total Foreign Corporate Bonds & Notes (cost $12,892,413)		13,040,981

U.S. GOVERNMENT AGENCIES — 0.4%
Federal Home Loan Mtg. Corp. — 0.3%
1.25% due 10/02/2019	2,000,000	2,009,960
2.38% due 01/13/2022	200,000	209,087

		2,219,047

Federal National Mtg. Assoc. — 0.1%
1.88% due 09/18/2018	900,000	921,284

Total U.S. Government Agencies (cost $3,062,928)		3,140,331

U.S. GOVERNMENT TREASURIES — 20.7%
United States Treasury Bonds — 1.8%
2.88% due 05/15/2043	300,000	313,781
2.88% due 08/15/2045	3,100,000	3,234,534
3.13% due 02/15/2042	250,000	275,615
3.13% due 08/15/2044	6,050,000	6,636,330
4.38% due 11/15/2039	600,000	801,656
4.38% due 05/15/2040	1,300,000	1,737,583

		12,999,499

United States Treasury Notes — 18.9%
0.42% due 10/31/2017 FRS(1)	518,000	518,478
0.52% due 01/31/2018 FRS(1)	1,000,000	1,002,069
0.63% due 04/30/2018	6,200,000	6,180,142
1.50% due 01/31/2022	33,100,000	33,211,183
1.75% due 02/28/2022	2,500,000	2,540,820
1.88% due 08/31/2022	61,400,000	62,683,137
2.25% due 04/30/2021	1,100,000	1,149,930
2.38% due 08/15/2024	2,200,000	2,310,686
2.50% due 05/15/2024	22,300,000	23,648,459

		133,244,904

Total U.S. Government Treasuries (cost $143,868,051)		146,244,403

OPTIONS-PURCHASED — 0.5%
Options-Purchased(5) (cost $6,426,568)	1,203	3,348,350

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Insurance-Multi-line — 0.0%
MetLife, Inc. FRS 5.25% due 06/15/2020(3) (cost $40,000)	40,000	38,948

Total Long-Term Investment Securities (cost $218,726,021)		219,599,238

REPURCHASE AGREEMENTS — 63.1%
Agreement with J.P. Morgan Securities, bearing interest at 0.41% dated 04/29/2016 to be repurchased 05/02/2016 in the amount of $162,205,542 and collateralized by $160,007,813 of United States Treasury Notes bearing interest at 3.13% due 05/15/2019 and having an approximate value of $165,941,994	162,200,000	162,200,000
Agreement with Barclays Capital bearing interest at 0.41% dated 04/29/2016 to be repurchased 05/02/2016 in the amount of $121,004,134 and collateralized by $122,701,062 of United States Treasury Notes bearing interest at 2.25% due 11/15/2025 and having an approximate value of $123,912,946	121,000,000	121,000,000
Agreement with Credit Suisse First Boston LLC, bearing interest at 0.41% dated 04/29/2016 to be repurchased 05/02/2016 in the amount of $162,205,542 and collateralized by $165,556,838 of United States Treasury Notes bearing interest at 1.38% due 09/30/2018 and having an approximate value of $165,734,934	162,200,000	162,200,000
Total Repurchase Agreements (cost $445,400,000)		445,400,000

TOTAL INVESTMENTS (cost $664,126,021)(2)	94.2%	$664,999,238
Other assets less liabilities	5.8	40,891,111

NET ASSETS	100.0%	$705,890,349

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2016, the aggregate value of these securities was $15,053,718 representing 2.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	Illiquid security. At April 30, 2016, the aggregate value of these securities was $596,187 representing 0.1% of net assets.
(5)	Purchased Options:

Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at April 30, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	December 2016	$1,825	401	$3,573,795	$2,015,025	$(1,558,770)
S&P 500 Index	December 2016	1,600	401	1,860,877	902,250	(958,627)
S&P 500 Index	December 2016	1,400	401	991,896	431,075	(560,821)

				$6,426,568	$3,348,350	$(3,078,218)

Written Options on Interest Rate Swap Contracts

Issue	Expiration Month	Strike Price	Notional Amount	Premiums Received	Value at April 30, 2016	Unrealized Appreciation / (Depreciation)
Call option to enter an interest rate swap with Morgan Stanley Capital Services LLC for the obligation to receive a fixed rate of 1.35% versus U.S. Treasury Bonds maturing on 05/19/2026	May 2016	$1.35	$11,000,000	$66,000	$1,357	$64,643
Put option to enter an interest rate swap with Morgan Stanley Capital Services LLC for the obligation to receive a fixed rate of 1.95% versus U.S. Treasury Bonds maturing on 05/19/2026	May 2016	1.95	11,000,000	75,900	5,377	70,523

				$141,900	$6,734	$135,166

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2016	Unrealized Appreciation (Depreciation)
4,268	Long	S&P 500 E-Mini Index	June 2016	$427,691,980	$439,411,940	$11,719,960
310	Long	Russell 2000 Mini Index	June 2016	33,269,399	34,955,600	1,686,201
87	Long	US Treasury 10 Year Notes	June 2016	11,356,748	11,315,438	(41,310)

						$13,364,851

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Goldman Sachs Bank USA	JPY	72,400,000	USD	623,251	05/13/2016	$—	$(57,294)

JPY — Japanese Yen

USD — United States Dollar

Over the Counter Total Return Swap Contracts@

Swap Counterparty	Notional Amount (000’s)	Termination Date	Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Gross Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	2,494	05/16/2016	(3 Month USD LIBOR-BBA plus 14.5 bps)	iShares MSCI EAFE Index	$—	$1,201,362
Bank of America N.A.	5,775	06/15/2016	(3 Month USD LIBOR-BBA plus 20 bps)	iShares MSCI EAFE Index	—	1,099,768
Bank of America N.A.	3,892	08/15/2016	(3 Month USD LIBOR-BBA minus 12 bps)	iShares MSCI EAFE Index	—	1,255,949
Bank of America N.A.	9,193	05/17/2017	(3 Month USD LIBOR-BBA minus 3 bps)	iShares MSCI EAFE Index	—	—

					$—	$3,557,079

Centrally Cleared Interest Rate Swap Contracts@

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Premiums Paid/ (Received)	Gross Unrealized Appreciation/ (Depreciation)
EUR	400	01/29/2024	6 Month EURIBOR	2.000%	$—	$(56,584)
EUR	800	09/15/2045	1.300%	6 Month EURIBOR	—	12,383
USD	5,800	08/20/2019	3 Month USD LIBOR-BBA	2.910%	—	(88,307)
USD	8,500	06/15/2026	3 Month USD LIBOR-BBA	2.250%	(465,980)	64,246
USD	700	12/16/2019	3 Month USD LIBOR-BBA	2.000%	(2,612)	(19,659)

					$(468,592)	$(87,921)

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection@ (4)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Implied Credit Spread at April 30, 2016 (1)	Notional Amount (2) (000’s)	Value at April 30, 2016 (3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	1.000%	12/20/2020	0.819%	$178,100	$1,431,568	$1,415,792	$15,776
CDX North American Investment Grade Index	1.000%	6/20/2021	0.775%	4,500	49,666	46,818	2,848

					$1,481,234	$1,462,610	$18,624

@	Illiquid security. At April 30, 2016, the aggregate value of these securities was $4,481,800 representing 0.6% of net assets.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA — British Banking Association

EUR — Euro Dollar

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$34,510	$—	$34,510
U.S. Corporate Bonds & Notes	—	53,751,715	—	53,751,715
Foreign Corporate Bonds & Notes	—	13,040,981	—	13,040,981
U.S. Government Agencies	—	3,140,331	—	3,140,331
U.S. Government Treasuries	—	146,244,403	—	146,244,403
Put Options - Purchased	3,348,350	—	—	3,348,350
Preferred Securities/Capital Securities	—	38,948	—	38,948
Repurchase Agreements	—	445,400,000	—	445,400,000

Total Investments at Value	$3,348,350	$661,650,888	$—	$664,999,238

Other Financial Instruments:+
Written Options on Interest Rate Swap Contracts	—	135,166	—	135,166
Futures Contracts	13,406,161	—	—	13,406,161
Over the Counter Total Return Swap Contracts	—	3,557,079	—	3,557,079
Centrally Cleared Interest Rate Swap Contracts	—	76,629	—	76,629
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	18,624	—	18,624

Total Other Financial Instruments	$13,406,161	$3,787,498	$—	$17,193,659

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	41,310	—	—	41,310
Forward Foreign Currency Contracts	—	57,294	—	57,294
Centrally Cleared Interest Rate Swap Contracts	—	164,550	—	164,550

Total Other Financial Instruments	$41,310	$221,844	$—	$263,154

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

SunAmerica Series Trust

VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 64.5%
Aerospace/Defense — 0.9%
General Dynamics Corp.	54,210	$7,617,589

Agricultural Chemicals — 0.4%
Mosaic Co.	135,723	3,798,887

Agricultural Operations — 0.7%
Archer-Daniels-Midland Co.	155,597	6,214,544

Applications Software — 1.5%
Citrix Systems, Inc.†	70,763	5,791,244
Microsoft Corp.	154,156	7,687,760

		13,479,004

Auto-Cars/Light Trucks — 0.5%
General Motors Co.	153,247	4,873,255

Banks-Commercial — 1.1%
BB&T Corp.	129,216	4,571,662
First Horizon National Corp.	339,424	4,779,090

		9,350,752

Banks-Fiduciary — 2.9%
Citizens Financial Group, Inc.	463,215	10,584,463
Northern Trust Corp.	87,037	6,186,590
State Street Corp.	132,487	8,253,940

		25,024,993

Banks-Super Regional — 2.5%
Comerica, Inc.	126,272	5,606,477
Fifth Third Bancorp	338,508	6,198,081
PNC Financial Services Group, Inc.	114,519	10,052,478

		21,857,036

Cable/Satellite TV — 1.8%
Comcast Corp., Class A	145,792	8,858,322
Time Warner Cable, Inc.	31,834	6,752,310

		15,610,632

Cellular Telecom — 0.6%
Vodafone Group PLC ADR	168,493	5,516,461

Commercial Services-Finance — 0.6%
PayPal Holdings, Inc.†	129,995	5,093,204

Computers-Memory Devices — 0.2%
NetApp, Inc.	94,521	2,234,476

Cruise Lines — 1.2%
Carnival Corp.	209,688	10,285,196

Diversified Banking Institutions — 10.0%
Bank of America Corp.	1,144,213	16,659,741
Citigroup, Inc.	565,289	26,161,575
Goldman Sachs Group, Inc.	38,365	6,296,080
JPMorgan Chase & Co.	411,645	26,015,964
Morgan Stanley	468,070	12,665,974

		87,799,334

Diversified Manufacturing Operations — 2.7%
General Electric Co.	565,053	17,375,380
Ingersoll-Rand PLC	91,175	5,975,609

		23,350,989

E-Commerce/Products — 0.7%
eBay, Inc.†	249,279	6,089,886

Electric-Integrated — 1.0%
FirstEnergy Corp.	121,327	3,954,047
PG&E Corp.	83,914	4,883,795

		8,837,842

Electronic Components-Semiconductors — 0.8%
Intel Corp.	230,604	6,982,689

Electronic Security Devices — 1.0%
Tyco International PLC	226,044	8,707,215

Enterprise Software/Service — 1.2%
Oracle Corp.	257,333	10,257,293

Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp.	205,238	5,830,812

Finance-Other Services — 0.4%
CME Group, Inc.	42,295	3,887,333

Food-Misc./Diversified — 0.9%
Mondelez International, Inc., Class A	176,631	7,588,068

Food-Wholesale/Distribution — 0.5%
Sysco Corp.	87,619	4,036,607

Insurance Brokers — 2.2%
Aon PLC	62,219	6,540,461
Marsh & McLennan Cos., Inc.	111,280	7,027,332
Willis Towers Watson PLC	42,969	5,366,828

		18,934,621

Insurance-Multi-line — 0.7%
Voya Financial, Inc.	197,079	6,399,155

Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	79,373	6,168,870

Medical Instruments — 0.9%
Medtronic PLC	98,816	7,821,286

Medical Products — 0.8%
Baxter International, Inc.	150,540	6,656,879

Medical-Biomedical/Gene — 0.6%
Amgen, Inc.	32,422	5,132,403

Medical-Drugs — 4.0%
Eli Lilly & Co.	80,305	6,065,437
Merck & Co., Inc.	199,316	10,930,489
Novartis AG(1)	72,622	5,545,170
Pfizer, Inc.	234,639	7,675,042
Sanofi(1)	63,528	5,248,323

		35,464,461

Medical-Generic Drugs — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	73,755	4,015,960

Medical-HMO — 0.9%
Anthem, Inc.	28,190	3,968,306
UnitedHealth Group, Inc.	32,444	4,272,226

		8,240,532

Multimedia — 1.0%
Thomson Reuters Corp.	101,362	4,171,781
Time Warner, Inc.	66,967	5,031,900

		9,203,681

Networking Products — 1.1%
Cisco Systems, Inc.	341,587	9,390,227

Oil Companies-Exploration & Production — 4.2%
Apache Corp.	211,075	11,482,480
Canadian Natural Resources, Ltd.	291,341	8,749,286

Devon Energy Corp.	292,013	10,127,011
Occidental Petroleum Corp.	80,645	6,181,439

		36,540,216

Oil Companies-Integrated — 2.7%
Exxon Mobil Corp.	64,141	5,670,065
Royal Dutch Shell PLC, Class A(1)	428,591	11,215,471
TOTAL SA(1)	136,195	6,887,151

		23,772,687

Oil-Field Services — 1.5%
Baker Hughes, Inc.(3)	114,302	5,527,644
Weatherford International PLC†	922,783	7,502,226

		13,029,870

Pharmacy Services — 0.5%
Express Scripts Holding Co.†	56,478	4,164,123

Retail-Discount — 1.6%
Target Corp.	144,152	11,460,084
Wal-Mart Stores, Inc.	34,761	2,324,468

		13,784,552

Retail-Drug Store — 0.7%
Walgreens Boots Alliance, Inc.	77,086	6,111,378

Semiconductor Components-Integrated Circuits — 0.9%
QUALCOMM, Inc.	155,555	7,858,639

Semiconductor Equipment — 0.8%
Applied Materials, Inc.	333,996	6,836,898

Telecommunication Equipment — 0.7%
Juniper Networks, Inc.	256,874	6,010,852

Telephone-Integrated — 1.0%
Koninklijke KPN NV(1)	398,079	1,566,410
Orange SA(1)	94,048	1,561,770
Telecom Italia SpA†(1)	878,433	857,318
Telefonica SA(1)	64,595	707,295
Verizon Communications, Inc.	87,859	4,475,538

		9,168,331

Television — 0.2%
CBS Corp., Class B	32,613	1,823,393

Tobacco — 0.8%
Philip Morris International, Inc.	72,522	7,115,859

Transport-Rail — 0.7%
CSX Corp.	228,065	6,219,333

Total Common Stocks (cost $560,484,685)		564,188,303

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Banks-Super Regional — 0.0%
KeyCorp Series A 7.75%	400	52,004

Investment Management/Advisor Services — 0.2%
AMG Capital Trust II 5.15% due 10/15/2037	36,900	2,124,056

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75% due 03/31/2028	800	35,824

Total Convertible Preferred Securities (cost $2,334,421)		2,211,884

PREFERRED SECURITIES — 0.0%
Banks-Fiduciary — 0.0%
State Street Corp. FRS Series D 5.90%	574	15,596

Banks-Super Regional — 0.0%
Wells Fargo & Co. FRS 5.85%	1,200	31,596

Total Preferred Securities (cost $44,350)		47,192

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(2)	200,000	192,520
JPMorgan Chase & Co. FRS Series Z 5.30% due 05/01/2020(2)	155,000	155,000
JPMorgan Chase & Co. FRS Series X 6.10% due 10/01/2024(2)	145,000	149,169

Total Preferred Securities/Capital Securities (cost $500,000)		496,689

CONVERTIBLE BONDS & NOTES — 7.3%
Applications Software — 0.7%
Citrix Systems, Inc. Senior Notes 0.50% due 04/15/2019	4,659,000	5,261,758
NetSuite, Inc. Senior Notes 0.25% due 06/01/2018	397,000	395,511
Nuance Communications, Inc. Senior Notes 1.00% due 12/15/2035*	582,000	525,983

		6,183,252

Broadcast Services/Program — 0.5%
Liberty Interactive LLC Senior Notes 0.75% due 03/30/2043	2,595,000	4,471,509

Commercial Services — 0.2%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 05/15/2019	1,777,000	1,769,226

Computers-Memory Devices — 0.4%
SanDisk Corp. Senior Notes 0.50% due 10/15/2020	3,433,000	3,555,301

Diversified Banking Institutions — 0.0%
Goldman Sachs Group, Inc. Senior Notes 1.00% due 09/28/2020*	171,000	189,324

Electronic Components-Semiconductors — 1.5%
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2025	1,521,000	1,577,087
Micron Technology, Inc. Series G Senior Notes 3.00% due 11/15/2043	3,863,000	2,735,487
NVIDIA Corp. Senior Notes 1.00% due 12/01/2018	3,380,000	6,022,738

ON Semiconductor Corp. Company Guar. Notes 1.00% due 12/01/2020*	2,837,000	2,572,804

		12,908,116

Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC Senior Notes 3.88% due 11/01/2029	779,000	778,513

Financial Guarantee Insurance — 0.7%
MGIC Investment Corp. Senior Notes 2.00% due 04/01/2020	2,248,000	2,728,510
MGIC Investment Corp. Senior Notes 5.00% due 05/01/2017	451,000	466,503
Radian Group, Inc. Senior Notes 2.25% due 03/01/2019	1,633,000	2,063,704
Radian Group, Inc. Senior Notes 3.00% due 11/15/2017	968,000	1,179,145

		6,437,862

Insurance-Multi-line — 0.3%
Old Republic International Corp. Senior Notes 3.75% due 03/15/2018	1,999,000	2,488,755

Internet Security — 0.2%
FireEye, Inc. Series A Senior Notes 1.00% due 06/01/2035*	828,000	715,702
FireEye, Inc. Series B Senior Notes 1.63% due 06/01/2035*	828,000	683,100

		1,398,802

Medical Instruments — 0.2%
NuVasive, Inc. Senior Notes 2.25% due 03/15/2021*	1,478,000	1,663,674

Medical Products — 0.3%
Wright Medical Group, Inc. Senior Notes 2.00% due 02/15/2020	2,762,000	2,625,626

Medical-Biomedical/Gene — 0.2%
BioMarin Pharmaceutical, Inc. Senior Sub. Notes 1.50% due 10/15/2020	1,747,000	2,118,237

Medical-Drugs — 0.3%
Jazz Investments I, Ltd. Company Guar. Notes 1.88% due 08/15/2021	2,540,000	2,825,750

Oil Companies-Exploration & Production — 0.2%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	3,663,000	1,842,947

Oil-Field Services — 0.1%
Helix Energy Solutions Group, Inc. Senior Notes 3.25% due 03/15/2032	1,357,000	1,242,503

Physical Therapy/Rehabilitation Centers — 0.1%
HealthSouth Corp. Senior Sub. Notes 2.00% due 12/01/2043	599,000	713,184

Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc. Senior Notes 2.75% due 06/15/2018	488,000	485,255

Semiconductor Equipment — 0.1%
Lam Research Corp. Series B Senior Notes 1.25% due 05/15/2018	343,000	477,199

Telecom Equipment-Fiber Optics — 0.5%
Ciena Corp. Senior Notes 4.00% due 12/15/2020	224,000	269,360
JDS Uniphase Corp. Senior Notes 0.63% due 08/15/2033	4,199,000	4,049,411

		4,318,771

Television — 0.6%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023	5,103,000	5,128,515

Total Convertible Bonds & Notes (cost $64,666,507)		63,622,321

U.S. CORPORATE BONDS & NOTES — 5.3%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	214,000	217,170
Boeing Capital Corp. Senior Notes 2.13% due 08/15/2016	175,000	175,522
Lockheed Martin Corp. Senior Notes 2.13% due 09/15/2016	700,000	703,566
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	34,000	34,435

		1,130,693

Agricultural Chemicals — 0.0%
Monsanto Co. Senior Notes 2.13% due 07/15/2019	30,000	30,423

Airlines — 0.0%
American Airlines Pass -Through Trust Pass Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	54,804	55,900
Continental Airlines Pass -Through Trust Pass Through Certs. Series 2009, Class 1 9.00% due 01/08/2018	78,113	79,675
United Airlines Pass-Through Trust Pass Through Certs. Series 2014-2, Class A 3.75% due 03/03/2028	58,254	59,710

		195,285

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	120,000	120,184

Auto-Cars/Light Trucks — 0.2%
BMW US Capital LLC Company Guar. Notes 2.00% due 04/11/2021*	768,000	771,614
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	419,000	417,450
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	220,000	233,097
General Motors Co. Senior Notes 6.60% due 04/01/2036	320,000	374,442
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	304,000	333,492

		2,130,095

Banks-Commercial — 0.1%
PNC Bank NA Senior Notes 1.30% due 10/03/2016	505,000	505,653

Banks-Super Regional — 0.2%
US Bancorp Series W Sub. Notes 3.10% due 04/27/2026	750,000	754,655
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	260,000	272,423
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	315,000	312,609
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	210,393
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	176,216

		1,726,296

Beverages-Non-alcoholic — 0.1%
Coca-Cola Co. Senior Notes 1.80% due 09/01/2016	460,000	461,986
Pepsico, Inc. Senior Notes 2.50% due 05/10/2016	635,000	635,216

		1,097,202

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	555,000	570,009
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	337,000	351,219
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	570,000	623,371
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	641,000	726,931

		2,271,530

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	7,650

Cable/Satellite TV — 0.1%
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	345,000	366,817
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	100,000	109,276
Cox Communications, Inc. Senior Notes 8.38% due 03/01/2039*	200,000	232,294

		708,387

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	850,000	908,979

Chemicals-Specialty — 0.2%
Eastman Chemical Co. Senior Notes 2.70% due 01/15/2020	1,742,000	1,779,925

Commercial Services-Finance — 0.0%
Moody’s Corp. Senior Notes 4.50% due 09/01/2022	135,000	149,330
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	75,000	83,809

		233,139

Computer Services — 0.1%
Computer Sciences Corp. Senior Notes 4.45% due 09/15/2022	30,000	31,408
Hewlett Packard Enterprise Co. Company Guar. Notes 2.85% due 10/05/2018*	555,000	566,549

		597,957

Computers — 0.0%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	126,000	126,811

Consulting Services — 0.0%
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	120,000	118,175

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	77,000	82,000

Diversified Banking Institutions — 0.5%
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	810,000	818,682
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	21,392

Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	37,154
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	35,000	35,847
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,300,000	1,327,390
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	140,000	146,116
Morgan Stanley Senior Notes 2.38% due 07/23/2019	250,000	253,123
Morgan Stanley Senior Notes 2.50% due 01/24/2019	125,000	127,096
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,000,000	1,037,636
Morgan Stanley Senior Notes 4.00% due 07/23/2025	210,000	220,940

		4,025,376

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	18,000	20,476

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	200,777

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	1,250,000	1,287,645

Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	12,000	12,106

Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.30% due 07/08/2034	75,000	80,143

Finance-Credit Card — 0.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	54,000	54,214
Visa, Inc. Senior Notes 4.15% due 12/14/2035	350,000	380,762

		434,976

Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. Senior Notes 2.20% due 07/25/2018	35,000	35,498
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	201,000	189,253

		224,751

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.63% due 09/04/2018	300,000	297,992
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	165,825

		463,817

Finance-Other Services — 0.0%
CME Group, Inc. Senior Notes 3.00% due 09/15/2022	65,000	68,317

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	24,000	26,342

Food-Misc./Diversified — 0.1%
General Mills, Inc. Senior Notes 2.20% due 10/21/2019	120,000	122,689
HJ Heinz Co. Company Guar. Notes 1.60% due 06/30/2017*	306,000	307,002

		429,691

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 5.50% due 04/01/2046	300,000	333,765

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	60,000	63,817

Insurance-Life/Health — 0.1%
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	145,000	151,694
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	25,000	26,305
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	355,000	359,870

		537,869

Insurance-Multi-line — 0.1%
American Financial Group, Inc. Senior Notes 9.88% due 06/15/2019	200,000	243,428
Farmers Exchange Capital III FRS Sub. Notes 5.45% due 10/15/2054*	130,000	125,836
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	225,000	236,757

		606,021

Insurance-Mutual — 0.4%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	1,650,000	1,588,003
MassMutual Global Funding II Sec. Notes 2.00% due 04/15/2021*	1,635,000	1,641,110

		3,229,113

Insurance-Property/Casualty — 0.0%
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	11,339

Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	20,000	21,161

Investment Management/Advisor Services — 0.0%
Blackstone Holdings Finance Co., LLC Company Guar. Notes 5.00% due 06/15/2044*	225,000	231,083

Medical Instruments — 0.0%
Edwards Lifesciences Corp. Senior Notes 2.88% due 10/15/2018	29,000	29,714
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	172,000	183,114
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	58,000	64,591
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2044	15,000	17,061

		294,480

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	100,000	101,814
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	43,831

		145,645

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 1.75% due 11/08/2016	165,000	165,519
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	50,000	51,306
Becton Dickinson and Co. Senior Notes 3.88% due 05/15/2024	225,000	240,434
Becton Dickinson and Co. Senior Notes 4.88% due 05/15/2044	230,000	251,047

		708,306

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.30% due 06/15/2016	255,000	255,502
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	10,734
Celgene Corp. Senior Notes 4.63% due 05/15/2044	110,000	113,290
Celgene Corp. Senior Notes 5.00% due 08/15/2045	55,000	60,401
Gilead Sciences, Inc. Senior Notes 3.05% due 12/01/2016	920,000	931,967
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	171,000	191,524

		1,563,418

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	171,000	177,877
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	209,543
Merck & Co., Inc. Senior Notes 0.70% due 05/18/2016	545,000	545,053
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	4,901

		937,374

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.28% due 03/15/2019	75,000	76,244

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	84,000	84,990

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	55,000	57,065

Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	252,000	262,857
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	333,000	376,902
Devon Energy Corp. Senior Notes 2.25% due 12/15/2018	60,000	57,617
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	18,935
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	1,300,000	1,344,906

		2,061,217

Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	268,000	269,125
Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	15,143
ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	134,000	134,319

ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	144,000	138,110

		556,697

Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	85,000	85,990

Pipelines — 0.1%
Enable Midstream Partners LP Company Guar. Notes 2.40% due 05/15/2019	200,000	181,403
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	67,000	57,598
Enterprise Products Operating LLC Company Guar. Notes 2.55% due 10/15/2019	55,000	55,906
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	28,000	25,606
Spectra Energy Partners LP Senior Notes 2.95% due 06/15/2016	345,000	345,315
Spectra Energy Partners LP Senior Notes 4.50% due 03/15/2045	101,000	96,422
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	65,000	58,017
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.50% due 02/15/2020	40,000	42,109
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	65,000	55,938

		918,314

Private Equity — 0.3%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	1,560,000	1,576,561
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	1,200,000	1,178,057

		2,754,618

Real Estate Investment Trusts — 0.2%
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	750,000	805,630
HCP, Inc. Senior Notes 3.88% due 08/15/2024	70,000	68,669
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	101,183
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	199,696
Piedmont Operating Partnership LP Company Guar. Notes 4.45% due 03/15/2024	115,000	116,254
Realty Income Corp. Senior Notes 2.00% due 01/31/2018	200,000	201,123
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	5,000	5,589

		1,498,144

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	95,000	95,867

Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc. Senior Notes 3.38% due 09/15/2024	54,000	55,335

Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	1,480,000	1,571,030
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	429,000	432,898
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	20,000	21,914

		2,025,842

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	734,000	742,868

Retail-Discount — 0.1%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	40,310
Target Corp. Senior Notes 5.88% due 07/15/2016	360,000	363,906
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	25,000	27,080

		431,296

Retail-Drug Store — 0.0%
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	40,000	42,034
CVS Pass-Through Trust Pass-Through Certs. 6.04% due 12/10/2028	43,467	48,559
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	94,000	97,558
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	69,000	68,879

		257,030

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034	100,000	89,211

Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	45,000	50,710

Special Purpose Entity — 0.0%
Athene Global Funding Sec. Notes 2.88% due 10/23/2018*	274,000	271,244

Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	194,000	171,553

AT&T, Inc. Senior Notes 3.00% due 06/30/2022	115,000	117,301
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	64,000	65,058
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	500,000	529,597
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	102,000	102,586
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	220,000	231,059
AT&T, Inc. Senior Notes 6.15% due 09/15/2034	25,000	28,407
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	45,861
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	53,000	53,784
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	1,016,000	1,043,475
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	35,000	40,253

		2,257,381

Tobacco — 0.1%
Philip Morris International, Inc. Senior Notes 1.25% due 08/11/2017	70,000	70,275
Philip Morris International, Inc. Senior Notes 2.50% due 05/16/2016	370,000	370,252
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	16,290
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	40,753

		497,570

Transport-Equipment & Leasing — 0.2%
Aviation Capital Group Corp. Senior Notes 2.88% due 09/17/2018*	260,000	259,540
Aviation Capital Group Corp. Senior Notes 4.88% due 10/01/2025*	280,000	274,575
Aviation Capital Group Corp. Senior Notes 6.75% due 04/06/2021*	750,000	850,312

		1,384,427

Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 5.15% due 09/01/2043	40,000	48,126
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	50,000	52,766
Union Pacific Corp. Senior Notes 4.85% due 06/15/2044	30,000	34,646

		135,538

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	27,577
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	51,494

		79,071

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Senior Notes 4.13% due 11/15/2025	29,000	31,032

Total U.S. Corporate Bonds & Notes (cost $45,383,483)		46,397,446

FOREIGN CORPORATE BONDS & NOTES — 0.9%
Airlines — 0.0%
Virgin Australia Trust Pass-Through Certs. Series 2013-1A 5.00% due 04/23/2025*	144,143	148,107

Banks-Commercial — 0.4%
National Australia Bank, Ltd. NY Senior Notes 2.00% due 01/14/2019	530,000	534,275
Royal Bank of Canada Senior Notes 2.50% due 01/19/2021	570,000	582,448
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	385,000	389,188
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	250,000	254,488
Svenska Handelsbanken AB Company Guar. Notes 2.45% due 03/30/2021	1,250,000	1,271,987

		3,032,386

Banks-Money Center — 0.0%
Lloyds Bank PLC Company Guar. Notes 2.30% due 11/27/2018	200,000	202,665

Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	30,435

Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	71,480

Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	115,000	87,582
Seagate HDD Cayman Company Guar. Notes 5.75% due 12/01/2034	112,000	75,031

		162,613

Diversified Banking Institutions — 0.2%
BNP Paribas SA Company Guar. Notes 4.25% due 10/15/2024	200,000	206,784
Societe Generale SA Senior Notes 2.63% due 09/16/2020*	310,000	316,636
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	103,742
Societe Generale SA Sub. Notes 5.63% due 11/24/2045*	340,000	348,781
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*	1,000,000	1,027,157

		2,003,100

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 1.85% due 03/01/2017	171,000	171,595
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	200,000	205,100
Perrigo Co. PLC Senior Notes 2.30% due 11/08/2018	65,000	65,083
Perrigo Finance Unlimited Co. Company Guar. Notes 3.50% due 03/15/2021	200,000	204,666

		646,444

Oil Companies-Integrated — 0.0%
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	52,000	52,787

Real Estate Operations & Development — 0.0%
Brookfield Asset Management, Inc. Senior Notes 4.00% due 01/15/2025	125,000	126,693

Telephone-Integrated — 0.1%
British Telecommunications PLC Senior Notes 1.25% due 02/14/2017	200,000	200,032
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	200,000	258,865

		458,897

Transport-Rail — 0.1%
Canadian National Railway Co. Senior Notes 5.80% due 06/01/2016	740,000	742,775

Total Foreign Corporate Bonds & Notes (cost $7,600,340)		7,678,382

U.S. GOVERNMENT TREASURIES — 15.6%
United States Treasury Bonds — 1.5%
3.00% due 11/15/2045	11,627,800	12,442,653
4.50% due 02/15/2036	400,000	544,172

		12,986,825

United States Treasury Notes — 14.1%
0.50% due 06/15/2016	1,350,000	1,350,435
0.50% due 04/30/2017	30,100,000	30,068,244
0.63% due 04/30/2018	850,000	847,277
0.88% due 03/31/2018	22,775,000	22,819,480
0.88% due 04/15/2019	14,855,000	14,834,693
1.25% due 01/31/2019	600,000	605,860
1.25% due 03/31/2021	39,309,400	39,249,532
1.50% due 03/31/2023	305,000	303,034
1.63% due 02/15/2026	14,096,500	13,852,010

		123,930,565

Total U.S. Government Treasuries (cost $137,053,524)		136,917,390

Total Long-Term Investment Securities (cost $818,067,310)		821,559,607

SHORT-TERM INVESTMENT SECURITIES — 5.9%
Time Deposits — 5.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/02/2016 (cost $51,794,000)	51,794,000	51,794,000

TOTAL INVESTMENTS (cost $869,861,310)(4)	99.8%	873,353,607
Other assets less liabilities	0.2	1,792,113

NET ASSETS	100.0%	$875,145,720

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2016, the aggregate value of these securities was $20,939,398 representing 2.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at April 30, 2016. The aggregate value of these securities was $33,588,908 representing 3.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of New York	CAD	5,971,455	USD	4,631,584	05/20/2016	$—	$(127,682)
	CHF	1,960,663	USD	2,061,556	05/20/2016	16,267	—
	EUR	5,357,163	USD	6,128,219	05/20/2016	—	(8,997)
	GBP	4,225,898	USD	6,026,405	05/20/2016	—	(148,513)
	ILS	6,289,813	USD	1,672,111	05/20/2016	—	(11,621)

						16,267	(296,813)

State Street Bank and Trust Co.	CAD	5,971,060	USD	4,630,204	05/20/2016	—	(128,747)
	CHF	1,960,924	USD	2,062,426	05/20/2016	16,866	—
	EUR	5,357,305	USD	6,129,534	05/20/2016	—	(7,846)
	GBP	4,226,470	USD	6,026,777	05/20/2016	—	(148,977)
	ILS	6,289,829	USD	1,671,182	05/20/2016	—	(12,554)
	USD	103,897	CAD	133,243	05/20/2016	2,298	—

						19,164	(298,124)

Net Unrealized Appreciation/(Depreciation)						$35,431	$(594,937)

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Dollar

GBP — Pound Sterling

ILS — Israeli Shequel

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$530,599,395	$33,588,908	**	$—	$564,188,303
Convertible Preferred Securities	2,211,884	—		—	2,211,884
Preferred Securities	47,192	—		—	47,192
Preferred Securities/Capital Securities	—	496,689		—	496,689
Convertible Bonds & Notes	—	63,622,321		—	63,622,321
U.S. Corporate Bonds & Notes	—	46,397,446		—	46,397,446
Foreign Corporate Bonds & Notes	—	7,678,382		—	7,678,382
U.S. Government Treasuries	—	136,917,390		—	136,917,390
Short-Term Investment Securities	—	51,794,000		—	51,794,000

Total Investments at Value	$532,858,471	$340,495,136		$—	$873,353,607

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$35,431		$—	$35,431

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$594,937		$—	$594,937

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recongnize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS —April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 84.2%
Building-Heavy Construction — 1.1%
SBA Communications Corp., Class A†	4,950	$510,048

Cable/Satellite TV — 8.2%
Altice NV, Class A†(1)	20,699	313,252
Charter Communications, Inc., Class A†	3,626	769,582
Comcast Corp., Class A	16,447	999,320
Liberty Global PLC, Class C†	8,267	302,572
Numericable-SFR SA(1)	7,079	231,846
Time Warner Cable, Inc.	5,591	1,185,907

		3,802,479

Cellular Telecom — 2.1%
Advanced Info Service PCL	19,000	84,855
Mobile TeleSystems PJSC ADR	35,138	325,378
Vodafone Group PLC(1)	168,651	545,400

		955,633

Electric-Distribution — 4.4%
PPL Corp.	53,805	2,025,220

Electric-Generation — 3.6%
EDP Renovaveis SA(1)	191,911	1,497,509
Tractebel Energia SA	15,500	171,934

		1,669,443

Electric-Integrated — 32.8%
AES Corp.	95,925	1,070,523
Ameren Corp.	13,291	637,968
American Electric Power Co., Inc.	17,779	1,128,967
Avangrid, Inc.	4,550	182,455
Cia Paranaese de Energia, Class B (preference shares)	19,900	163,806
CPFL Energia SA	28,293	163,296
Dominion Resources, Inc.	9,596	685,826
DTE Energy Co.	6,176	550,652
Edison International	6,857	484,858
EDP - Energias de Portugal SA(1)	305,878	1,087,927
EDP - Energias do Brasil SA	19,519	72,645
Enel SpA(1)	237,992	1,080,181
Engie SA(1)	29,473	486,312
Exelon Corp.	61,451	2,156,316
FirstEnergy Corp.	15,887	517,757
Iberdrola SA(1)	37,805	268,885
NextEra Energy, Inc.	19,920	2,342,194
NorthWestern Corp.	2,981	169,440
PG&E Corp.	15,716	914,671
Public Service Enterprise Group, Inc.	9,887	456,087
SSE PLC(1)	15,809	349,480
Xcel Energy, Inc.	5,524	221,126

		15,191,372

Electric-Transmission — 0.7%
Red Electrica Corp. SA(1)	3,389	302,884

Energy-Alternate Sources — 0.5%
China Longyuan Power Group Corp., Ltd.(1)	312,000	212,971

Gas-Distribution — 5.7%
China Gas Holdings, Ltd.(1)	6,000	8,672
China Resources Gas Group, Ltd.(1)	174,000	491,554
Sempra Energy	20,781	2,147,716

		2,647,942

Gas-Transportation — 0.3%
Snam SpA(1)	23,183	141,867

Independent Power Producers — 8.4%
Abengoa Yield PLC	16,898	304,671
Calpine Corp.†	82,032	1,294,465
Dynegy, Inc.†	52,207	920,409
NRG Energy, Inc.	58,968	890,417
NRG Yield, Inc., Class A	13,871	209,868
NRG Yield, Inc., Class C	15,567	251,874

		3,871,704

Internet Connectivity Services — 1.5%
Com Hem Holding AB(1)	79,539	706,335

Multimedia — 0.6%
Quebecor, Inc., Class B	10,886	291,173

Non-Hazardous Waste Disposal — 0.1%
Covanta Holding Corp.	4,135	67,235

Pipelines — 7.2%
Enbridge, Inc.	29,127	1,209,930
Kinder Morgan, Inc.	17,079	303,323
SemGroup Corp., Class A	8,273	253,650
Tallgrass Energy GP LP	10,269	213,903
TransCanada Corp.	12,225	507,629
TransCanada Corp.	3,470	139,608
Williams Cos., Inc.	36,128	700,522

		3,328,565

Real Estate Investment Trusts — 1.8%
American Tower Corp.	8,167	856,555

Satellite Telecom — 0.1%
Cellnex Telecom SAU*(1)	1,447	23,919

Telecom Services — 0.7%
Globe Telecom, Inc.(1)	200	9,354
Singapore Telecommunications, Ltd.(1)	3,100	8,874
TELUS Corp.	4,372	138,613
XL Axiata Tbk PT†(1)	669,000	178,324

		335,165

Telephone-Integrated — 4.4%
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	76,342	162,331
BT Group PLC(1)	45,196	293,661
Hellenic Telecommunications Organization SA(1)	40,022	385,113
KDDI Corp.(1)	14,800	420,977
TDC A/S(1)	84,742	433,951
Verizon Communications, Inc.	6,259	318,833

		2,014,866

Total Common Stocks (cost $37,461,557)		38,955,376

CONVERTIBLE PREFERRED SECURITIES — 10.2%
Electric-Integrated — 5.0%
Dominion Resources, Inc. Series B 6.00%	7,917	439,473
Dominion Resources, Inc. 6.38%	6,751	333,027
Exelon Corp. 6.50%	22,584	1,094,420
NextEra Energy, Inc. 5.80%	2,619	158,318

NextEra Energy, Inc. 6.37	4,661	278,728

		2,303,966

Independent Power Producers — 0.7%
Dynegy, Inc. Series A 5.80%	5,104	331,454

Oil Companies-Exploration & Production — 1.1%
Anadarko Petroleum Corp. 7.50%	13,776	522,937

Pipelines — 2.0%
Kinder Morgan, Inc. Series A 9.75	20,307	896,757

Real Estate Investment Trusts — 0.5%
American Tower Corp. 5.50%	2,243	232,554

Telephone-Integrated — 0.9%
Frontier Communications Corp. Series A 11.13%	4,099	427,526

Total Convertible Preferred Securities (cost $4,868,026)		4,715,194

Total Long-Term Investment Securities (cost $42,329,583)		43,670,570

SHORT-TERM INVESTMENT SECURITIES — 5.9%
Time Deposits — 3.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/02/2016	$1,772,000	1,772,000

U.S. Government Agencies — 2.1%
Federal Home Loan Bank Disc. Notes 0.20% due 05/02/2016	953,000	952,995

Total Short-Term Investment Securities (cost $2,724,995)		2,724,995

TOTAL INVESTMENTS (cost $45,054,578)(2)	100.3%	46,395,565
Liabilities in excess of other assets	(0.3)	(159,589)

NET ASSETS —	100.0%	$46,235,976

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2016, the aggregate value of these securities was $23,919 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at April 30, 2016. The aggregate value of these securities was $9,641,579 representing 20.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	USD	22,539	EUR	19,730	07/15/2016	$104	$—

Deutsche Bank AG	EUR	939,828	USD	1,051,534	06/15/2016	—	(26,001)

Goldman Sachs International	EUR	2,236,003	USD	2,562,363	07/15/2016	—	(3,745)
	GBP	504,540	USD	720,246	07/15/2016	—	(17,128)
	USD	30,092	CAD	38,607	07/15/2016	678	—
	USD	16,181	GBP	11,240	07/15/2016	246	—

						924	(20,873)

HSBC Bank USA, N.A.	GBP	24,621	USD	35,972	07/15/2016	—	(11)

JPMorgan Chase Bank	EUR	1,668	USD	1,906	07/15/2016	—	(8)
	USD	7,809	EUR	6,840	07/15/2016	41	—

						41	(8)

Merrill Lynch International	CAD	1,849,644	USD	1,430,228	07/15/2016	—	(43,956)
	USD	46,579	EUR	40,588	07/15/2016	1	—

						1	(43,956)

Morgan Stanley and Co., Inc.	EUR	7,346	USD	8,334	07/15/2016	—	(96)
	USD	12,617	EUR	11,115	07/15/2016	139	—

						139	(96)

Net Unrealized Appreciation(Depreciation)						$1,209	$(90,945)

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$29,313,797	$9,641,579	**	$—	$38,955,376
Convertible Preferred Securities	4,715,194	—		—	4,715,194
Short-Term Investment Securities	—	2,724,995		—	2,724,995

Total Investments at Value	$34,028,991	$12,366,574		$—	$46,395,565

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,209		$—	$1,209

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$90,945		$—	$90,945

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 94.8%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	29,836	$684,438
Omnicom Group, Inc.	17,777	1,474,958

		2,159,396

Aerospace/Defense — 1.4%
Boeing Co.	46,205	6,228,434
General Dynamics Corp.	21,702	3,049,565
Lockheed Martin Corp.	19,493	4,529,783
Northrop Grumman Corp.	13,425	2,769,041
Raytheon Co.	22,184	2,802,948
Rockwell Collins, Inc.	9,729	858,001

		20,237,772

Aerospace/Defense-Equipment — 0.5%
Harris Corp.	9,249	740,012
United Technologies Corp.	57,715	6,023,715

		6,763,727

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	17,294	571,913
Monsanto Co.	32,672	3,060,713
Mosaic Co.	26,155	732,078

		4,364,704

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	44,171	1,764,190

Airlines — 0.5%
American Airlines Group, Inc.	44,741	1,552,065
Delta Air Lines, Inc.	57,762	2,406,943
Southwest Airlines Co.	47,342	2,111,927
United Continental Holdings, Inc.†	26,672	1,221,844

		7,292,779

Apparel Manufacturers — 0.3%
Hanesbrands, Inc.	29,060	843,612
Michael Kors Holdings, Ltd.†	13,313	687,750
Ralph Lauren Corp.	4,313	402,015
Under Armour, Inc., Class A†	13,478	592,223
Under Armour, Inc., Class C†	13,478	549,902
VF Corp.	25,195	1,588,545

		4,664,047

Appliances — 0.1%
Whirlpool Corp.	5,730	997,822

Applications Software — 2.6%
Citrix Systems, Inc.†	11,425	935,022
Intuit, Inc.	19,055	1,922,459
Microsoft Corp.	586,834	29,265,412
Red Hat, Inc.†	13,550	994,163
Salesforce.com, Inc.†	46,791	3,546,758

		36,663,814

Athletic Footwear — 0.4%
NIKE, Inc., Class B	100,156	5,903,195

Audio/Video Products — 0.0%
Harman International Industries, Inc.	5,278	405,139

Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	289,263	3,922,406
General Motors Co.	104,281	3,316,136

		7,238,542

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	26,069	1,535,725

Auto/Truck Parts & Equipment-Original — 0.3%
BorgWarner, Inc.	16,222	582,694
Delphi Automotive PLC	20,592	1,516,189
Johnson Controls, Inc.	48,096	1,991,175

		4,090,058

Banks-Commercial — 0.3%
BB&T Corp.	60,242	2,131,362
M&T Bank Corp.	11,804	1,396,649
Regions Financial Corp.	95,551	896,269
Zions Bancorporation	15,173	417,561

		4,841,841

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	79,820	3,211,957
Citizens Financial Group, Inc.	39,161	894,829
Northern Trust Corp.	15,970	1,135,147
State Street Corp.	29,679	1,849,002

		7,090,935

Banks-Super Regional — 2.3%
Capital One Financial Corp.	39,129	2,832,548
Comerica, Inc.	12,975	576,090
Fifth Third Bancorp	58,112	1,064,031
Huntington Bancshares, Inc.	58,987	593,409
KeyCorp	61,998	761,956
PNC Financial Services Group, Inc.	37,180	3,263,660
SunTrust Banks, Inc.	37,469	1,563,956
US Bancorp	121,167	5,172,619
Wells Fargo & Co.	342,769	17,131,595

		32,959,864

Beverages-Non-alcoholic — 2.0%
Coca-Cola Co.	289,106	12,951,949
Coca-Cola Enterprises, Inc.	15,518	814,385
Dr Pepper Snapple Group, Inc.	13,901	1,263,740
Monster Beverage Corp.†	11,141	1,606,755
PepsiCo, Inc.	107,243	11,041,739

		27,678,568

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	7,457	718,258
Constellation Brands, Inc., Class A	13,050	2,036,583

		2,754,841

Brewery — 0.1%
Molson Coors Brewing Co., Class B	13,639	1,304,298

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	11,136	304,124
Discovery Communications, Inc., Class C†	17,658	472,881
Scripps Networks Interactive, Inc., Class A	7,038	438,820

		1,215,825

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	4,773	807,735
Vulcan Materials Co.	9,881	1,063,492

		1,871,227

Building Products-Wood — 0.1%
Masco Corp.	24,776	760,871

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	24,417	733,975
Lennar Corp., Class A	13,363	605,477
PulteGroup, Inc.	23,574	433,526

		1,772,978

Cable/Satellite TV — 1.1%
Cablevision Systems Corp., Class A	16,510	551,269
Comcast Corp., Class A	180,514	10,968,030
Time Warner Cable, Inc.	21,017	4,457,916

		15,977,215

Casino Hotels — 0.0%
Wynn Resorts, Ltd.	6,040	533,332

Chemicals-Diversified — 1.0%
Dow Chemical Co.	82,885	4,360,580
E.I. du Pont de Nemours & Co.	64,675	4,262,729
Eastman Chemical Co.	10,967	837,660
FMC Corp.	9,917	429,009
LyondellBasell Industries NV, Class A	25,654	2,120,816
PPG Industries, Inc.	19,793	2,184,949

		14,195,743

Chemicals-Specialty — 0.2%
Ecolab, Inc.	19,766	2,272,695
International Flavors & Fragrances, Inc.	5,926	707,979

		2,980,674

Coatings/Paint — 0.1%
Sherwin-Williams Co.	5,819	1,671,857

Commercial Services — 0.2%
Cintas Corp.	6,498	583,390
Nielsen Holdings PLC	26,850	1,399,959
Quanta Services, Inc.†	11,855	281,201

		2,264,550

Commercial Services-Finance — 0.9%
Automatic Data Processing, Inc.	33,941	3,001,742
Equifax, Inc.	8,808	1,059,162
Global Payments, Inc.	11,433	825,234
H&R Block, Inc.	17,506	354,322
Moody’s Corp.	12,581	1,204,253
PayPal Holdings, Inc.†	82,552	3,234,387
S&P Global, Inc.	19,684	2,103,235
Total System Services, Inc.	12,503	639,404
Western Union Co.	37,240	744,800

		13,166,539

Computer Aided Design — 0.1%
Autodesk, Inc.†	16,718	1,000,071

Computer Services — 1.4%
Accenture PLC, Class A	46,588	5,260,717
Cognizant Technology Solutions Corp., Class A†	45,194	2,637,974
CSRA, Inc.	10,111	262,482
Hewlett Packard Enterprise Co.	127,361	2,121,834
International Business Machines Corp.	65,590	9,572,205
Teradata Corp.†	9,868	249,660

		20,104,872

Computer Software — 0.1%
Akamai Technologies, Inc.†	13,114	668,683

Computers — 2.8%
Apple, Inc.	411,383	38,563,042
HP, Inc.	128,110	1,571,910

		40,134,952

Computers-Memory Devices — 0.5%
EMC Corp.	144,462	3,771,903
NetApp, Inc.	21,449	507,054
SanDisk Corp.	14,914	1,120,489
Seagate Technology PLC	21,993	478,788
Western Digital Corp.	17,270	705,738

		6,583,972

Consulting Services — 0.1%
Verisk Analytics, Inc.†	11,470	889,843

Consumer Products-Misc. — 0.3%
Clorox Co.	9,604	1,202,709
Kimberly-Clark Corp.	26,777	3,352,213

		4,554,922

Containers-Metal/Glass — 0.1%
Ball Corp.	10,514	750,490
Owens-Illinois, Inc.†	11,944	220,486

		970,976

Containers-Paper/Plastic — 0.1%
Sealed Air Corp.	14,542	688,709
WestRock Co.	18,834	788,203

		1,476,912

Cosmetics & Toiletries — 1.6%
Colgate-Palmolive Co.	66,237	4,697,528
Estee Lauder Cos., Inc., Class A	16,465	1,578,500
Procter & Gamble Co.	196,808	15,768,257

		22,044,285

Cruise Lines — 0.2%
Carnival Corp.	33,436	1,640,036
Royal Caribbean Cruises, Ltd.	12,582	973,847

		2,613,883

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	2,684	296,340
Fidelity National Information Services, Inc.	20,485	1,347,913
Fiserv, Inc.†	16,541	1,616,387
Paychex, Inc.	23,835	1,242,280

		4,502,920

Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	17,901	1,066,900
Patterson Cos., Inc.	6,197	268,640

		1,335,540

Diagnostic Equipment — 0.9%
Abbott Laboratories	109,308	4,252,081
Danaher Corp.	44,356	4,291,443
Thermo Fisher Scientific, Inc.	29,401	4,241,094

		12,784,618

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	12,295	908,600

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	5,471	1,160,782

Distribution/Wholesale — 0.1%
Fastenal Co.	21,407	1,001,634
WW Grainger, Inc.	4,214	988,267

		1,989,901

Diversified Banking Institutions — 3.3%
Bank of America Corp.	766,115	11,154,634
Citigroup, Inc.	218,737	10,123,148
Goldman Sachs Group, Inc.	29,143	4,782,658
JPMorgan Chase & Co.	272,317	17,210,435
Morgan Stanley	113,347	3,067,170

		46,338,045

Diversified Manufacturing Operations — 2.7%
3M Co.	44,891	7,513,855
Dover Corp.	11,501	755,616
Eaton Corp. PLC	34,048	2,154,217
General Electric Co.	692,289	21,287,887
Illinois Tool Works, Inc.	24,291	2,538,895
Ingersoll-Rand PLC	19,057	1,248,996
Parker-Hannifin Corp.	10,024	1,162,984
Pentair PLC	13,536	786,171
Textron, Inc.	20,120	778,242

		38,226,863

Diversified Operations — 0.0%
Leucadia National Corp.	24,727	412,446

E-Commerce/Products — 1.5%
Amazon.com, Inc.†	28,646	18,894,615
eBay, Inc.†	80,458	1,965,589

		20,860,204

E-Commerce/Services — 0.5%
Expedia, Inc.	8,791	1,017,734
Priceline Group, Inc.†	3,681	4,946,012
TripAdvisor, Inc.†	8,452	545,915

		6,509,661

Electric Products-Misc. — 0.2%
AMETEK, Inc.	17,476	840,421
Emerson Electric Co.	47,716	2,606,725

		3,447,146

Electric-Distribution — 0.1%
PPL Corp.	49,997	1,881,887

Electric-Integrated — 2.7%
AES Corp.	48,949	546,271
Ameren Corp.	18,002	864,096
American Electric Power Co., Inc.	36,434	2,313,559
CMS Energy Corp.	20,565	836,584
Consolidated Edison, Inc.	21,783	1,625,012
Dominion Resources, Inc.	44,252	3,162,690
DTE Energy Co.	13,316	1,187,255
Duke Energy Corp.	51,075	4,023,688
Edison International	24,174	1,709,344
Entergy Corp.	13,243	995,609
Eversource Energy	23,534	1,328,259
Exelon Corp.	68,254	2,395,033
FirstEnergy Corp.	31,433	1,024,401
NextEra Energy, Inc.	34,174	4,018,179
PG&E Corp.	36,566	2,128,141
Pinnacle West Capital Corp.	8,236	598,345
Public Service Enterprise Group, Inc.	37,575	1,733,335
SCANA Corp.	10,604	728,389
Southern Co.	67,729	3,393,223
TECO Energy, Inc.	17,473	485,225
WEC Energy Group, Inc.	23,420	1,363,278
Xcel Energy, Inc.	37,658	1,507,450

		37,967,366

Electronic Components-Misc. — 0.1%
Corning, Inc.	82,567	1,541,526
Garmin, Ltd.	8,727	372,032

		1,913,558

Electronic Components-Semiconductors — 1.7%
Broadcom, Ltd.	27,512	4,009,874
Intel Corp.	350,499	10,613,110
Microchip Technology, Inc.	15,841	769,714
Micron Technology, Inc.†	76,975	827,481
NVIDIA Corp.	37,921	1,347,333
Qorvo, Inc.†	9,579	431,342
Skyworks Solutions, Inc.	14,221	950,247
Texas Instruments, Inc.	74,586	4,254,386
Xilinx, Inc.	18,960	816,797

		24,020,284

Electronic Connectors — 0.2%
Amphenol Corp., Class A	22,855	1,275,995
TE Connectivity, Ltd.	27,428	1,631,417

		2,907,412

Electronic Forms — 0.3%
Adobe Systems, Inc.†	36,974	3,483,690

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	24,319	995,134
FLIR Systems, Inc.	10,206	308,323

		1,303,457

Electronic Security Devices — 0.1%
Allegion PLC	7,130	466,658
Tyco International PLC	31,505	1,213,573

		1,680,231

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	5,774	759,454

Energy-Alternate Sources — 0.0%
First Solar, Inc.†	5,663	316,222

Engineering/R&D Services — 0.1%
Fluor Corp.	10,307	563,381
Jacobs Engineering Group, Inc.†	9,092	405,321

		968,702

Engines-Internal Combustion — 0.1%
Cummins, Inc.	12,028	1,407,637

Enterprise Software/Service — 0.7%
CA, Inc.	21,955	651,186
Oracle Corp.	233,784	9,318,630

		9,969,816

Entertainment Software — 0.2%
Activision Blizzard, Inc.	37,628	1,297,037
Electronic Arts, Inc.†	22,949	1,419,396

		2,716,433

Finance-Consumer Loans — 0.2%
Navient Corp.	25,435	347,696
Synchrony Financial†	61,866	1,891,244

		2,238,940

Finance-Credit Card — 1.8%
Alliance Data Systems Corp.†	4,397	893,954
American Express Co.	60,799	3,978,079
Discover Financial Services	30,732	1,729,290
MasterCard, Inc., Class A	72,751	7,056,119
Visa, Inc., Class A	142,391	10,998,281

		24,655,723

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	89,159	2,533,007
E*TRADE Financial Corp.†	20,976	528,176

		3,061,183

Finance-Other Services — 0.4%
CME Group, Inc.	25,109	2,307,768
Intercontinental Exchange, Inc.	8,821	2,117,305
Nasdaq, Inc.	8,512	525,275

		4,950,348

Food-Confectionery — 0.2%
Hershey Co.	10,642	990,877
J.M. Smucker Co.	8,880	1,127,582

		2,118,459

Food-Meat Products — 0.2%
Hormel Foods Corp.	20,052	773,004
Tyson Foods, Inc., Class A	21,746	1,431,322

		2,204,326

Food-Misc./Diversified — 1.1%
Campbell Soup Co.	13,342	823,335
ConAgra Foods, Inc.	32,210	1,435,277
General Mills, Inc.	44,023	2,700,371
Kellogg Co.	18,711	1,437,192
Kraft Heinz Co.	44,116	3,444,136
McCormick & Co., Inc.	8,560	802,757
Mondelez International, Inc., Class A	116,402	5,000,630

		15,643,698

Food-Retail — 0.2%
Kroger Co.	72,320	2,559,405
Whole Foods Market, Inc.	24,085	700,392

		3,259,797

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	38,959	1,794,841

Gas-Distribution — 0.3%
AGL Resources, Inc.	8,932	588,262
CenterPoint Energy, Inc.	31,924	684,770
NiSource, Inc.	23,723	538,749
Sempra Energy	17,495	1,808,108

		3,619,889

Gold Mining — 0.1%
Newmont Mining Corp.	39,261	1,372,957

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	6,306	602,601

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	33,889	1,543,305

Home Furnishings — 0.0%
Leggett & Platt, Inc.	10,068	496,252

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	14,105	988,619
Starwood Hotels & Resorts Worldwide, Inc.	12,521	1,025,220
Wyndham Worldwide Corp.	8,348	592,291

		2,606,130

Human Resources — 0.0%
Robert Half International, Inc.	9,731	372,795

Independent Power Producers — 0.0%
NRG Energy, Inc.	23,363	352,781

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	9,751	1,106,446

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	14,400	2,100,816
Airgas, Inc.	4,836	688,840
Praxair, Inc.	21,134	2,482,399

		5,272,055

Instruments-Controls — 0.5%
Honeywell International, Inc.	57,080	6,522,532

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	8,146	410,721
Waters Corp.†	6,029	784,735

		1,195,456

Insurance Brokers — 0.4%
Aon PLC	20,039	2,106,499
Marsh & McLennan Cos., Inc.	38,673	2,442,200
Willis Towers Watson PLC	10,252	1,280,475

		5,829,174

Insurance-Life/Health — 0.5%
Aflac, Inc.	31,162	2,149,243
Lincoln National Corp.	17,878	776,799
Principal Financial Group, Inc.	20,123	858,850
Prudential Financial, Inc.	33,091	2,569,185
Torchmark Corp.	8,367	484,366
Unum Group	17,722	606,269

		7,444,712

Insurance-Multi-line — 1.3%
Allstate Corp.	28,068	1,825,823

American International Group, Inc.(1)	85,284	4,760,553
Assurant, Inc.	4,806	406,443
Chubb, Ltd.	34,193	4,029,987
Cincinnati Financial Corp.	10,974	724,394
Hartford Financial Services Group, Inc.	29,432	1,306,192
Loews Corp.	19,870	788,442
MetLife, Inc.	81,368	3,669,697
XL Group PLC	21,650	708,604

		18,220,135

Insurance-Property/Casualty — 0.3%
Progressive Corp.	43,354	1,413,340
Travelers Cos., Inc.	21,886	2,405,272

		3,818,612

Insurance-Reinsurance — 1.4%
Berkshire Hathaway, Inc., Class B†	139,009	20,223,029

Internet Content-Entertainment — 1.6%
Facebook, Inc., Class A†	170,274	20,020,817
Netflix, Inc.†	31,762	2,859,533

		22,880,350

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	5,101	534,330

Internet Security — 0.1%
Symantec Corp.	45,253	753,236
VeriSign, Inc.†	7,147	617,501

		1,370,737

Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	4,006	682,302
Ameriprise Financial, Inc.	12,537	1,202,298
BlackRock, Inc.	9,366	3,337,387
Franklin Resources, Inc.	27,702	1,034,393
Invesco, Ltd.	30,896	958,085
Legg Mason, Inc.	7,991	256,591
T. Rowe Price Group, Inc.	18,414	1,386,390

		8,857,446

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	43,206	3,357,970

Machinery-Farming — 0.1%
Deere & Co.	22,226	1,869,429

Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	7,499	1,320,499

Machinery-Pumps — 0.1%
Flowserve Corp.	9,651	471,065
Xylem, Inc.	13,243	553,293

		1,024,358

Medical Information Systems — 0.1%
Cerner Corp.†	22,453	1,260,511

Medical Instruments — 1.1%
Boston Scientific Corp.†	100,041	2,192,899
Edwards Lifesciences Corp.†	15,922	1,691,076
Intuitive Surgical, Inc.†	2,773	1,736,896
Medtronic PLC	104,330	8,257,719
St. Jude Medical, Inc.	21,043	1,603,477

		15,482,067

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	7,546	945,665
Quest Diagnostics, Inc.	10,592	796,200

		1,741,865

Medical Products — 0.7%
Baxter International, Inc.	40,650	1,797,543
Becton Dickinson and Co.	15,716	2,534,362
Henry Schein, Inc.†	6,080	1,025,696
Stryker Corp.	23,246	2,534,046
Varian Medical Systems, Inc.†	7,086	575,242
Zimmer Biomet Holdings, Inc.	13,277	1,537,078

		10,003,967

Medical-Biomedical/Gene — 2.5%
Alexion Pharmaceuticals, Inc.†	16,716	2,328,204
Amgen, Inc.	55,802	8,833,457
Biogen, Inc.†	16,225	4,461,713
Celgene Corp.†	57,996	5,997,366
Gilead Sciences, Inc.	101,414	8,945,729
Illumina, Inc.†	10,907	1,472,336
Regeneron Pharmaceuticals, Inc.†	5,793	2,182,281
Vertex Pharmaceuticals, Inc.†	18,281	1,541,820

		35,762,906

Medical-Drugs — 5.8%
AbbVie, Inc.	119,547	7,292,367
Allergan PLC†	29,284	6,341,743
Baxalta, Inc.	50,545	2,120,363
Bristol-Myers Squibb Co.	123,866	8,940,648
Eli Lilly & Co.	72,219	5,454,701
Endo International PLC†	15,168	409,536
Johnson & Johnson	204,732	22,946,363
Mallinckrodt PLC†	8,304	519,166
Merck & Co., Inc.	205,912	11,292,214
Pfizer, Inc.	448,744	14,678,416
Zoetis, Inc.	33,936	1,596,010

		81,591,527

Medical-Generic Drugs — 0.2%
Mylan NV†	30,582	1,275,575
Perrigo Co. PLC	10,862	1,050,030

		2,325,605

Medical-HMO — 1.4%
Aetna, Inc.	25,939	2,912,171
Anthem, Inc.	19,391	2,729,671
Centene Corp.†	12,609	781,254
Cigna Corp.	18,977	2,629,074
Humana, Inc.	11,003	1,948,301
UnitedHealth Group, Inc.	70,536	9,288,180

		20,288,651

Medical-Hospitals — 0.2%
HCA Holdings, Inc.†	22,678	1,828,300
Universal Health Services, Inc., Class B	6,706	896,458

		2,724,758

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	14,217	1,209,867

Cardinal Health, Inc.	24,435	1,917,170
McKesson Corp.	16,960	2,846,227

		5,973,264

Metal-Aluminum — 0.1%
Alcoa, Inc.	97,556	1,089,700

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	92,882	1,300,348

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	13,654	653,071

Multimedia — 1.5%
Time Warner, Inc.	58,626	4,405,158
Twenty-First Century Fox, Inc., Class A	83,058	2,513,335
Twenty-First Century Fox, Inc., Class B	31,993	963,629
Viacom, Inc., Class B	25,705	1,051,335
Walt Disney Co.	111,371	11,500,169

		20,433,626

Networking Products — 0.7%
Cisco Systems, Inc.	373,360	10,263,666

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	17,656	831,068
Waste Management, Inc.	30,751	1,807,851

		2,638,919

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	14,213	298,046
Xerox Corp.	70,643	678,173

		976,219

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	6,635	481,767

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	4,783	116,035
Helmerich & Payne, Inc.	8,014	529,886
Transocean, Ltd.	25,395	281,377

		927,298

Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp.	37,724	1,990,318
Apache Corp.	28,068	1,526,899
Cabot Oil & Gas Corp.	33,986	795,272
Chesapeake Energy Corp.	38,390	263,739
Cimarex Energy Co.	7,035	765,971
Concho Resources, Inc.†	9,581	1,113,025
ConocoPhillips	91,721	4,383,347
Devon Energy Corp.	37,862	1,313,054
EOG Resources, Inc.	40,799	3,370,813
EQT Corp.	11,847	830,475
Hess Corp.	19,647	1,171,354
Newfield Exploration Co.†	14,701	532,911
Noble Energy, Inc.	31,818	1,148,948
Occidental Petroleum Corp.	56,674	4,344,062
Pioneer Natural Resources Co.	12,114	2,012,136
Range Resources Corp.	12,583	555,036
Southwestern Energy Co.†	28,911	388,275

		26,505,635

Oil Companies-Integrated — 3.0%
Chevron Corp.	139,722	14,276,794
Exxon Mobil Corp.	308,116	27,237,454
Marathon Oil Corp.	62,594	881,949
Murphy Oil Corp.	11,998	428,809

		42,825,006

Oil Field Machinery & Equipment — 0.1%
FMC Technologies, Inc.†	16,835	513,299
National Oilwell Varco, Inc.	27,883	1,004,903

		1,518,202

Oil Refining & Marketing — 0.5%
Marathon Petroleum Corp.	39,266	1,534,515
Phillips 66	34,830	2,859,891
Tesoro Corp.	8,852	705,416
Valero Energy Corp.	34,901	2,054,622

		7,154,444

Oil-Field Services — 0.9%
Baker Hughes, Inc.	32,487	1,571,071
Halliburton Co.	63,685	2,630,828
Schlumberger, Ltd.	103,162	8,288,035

		12,489,934

Paper & Related Products — 0.1%
International Paper Co.	30,506	1,319,995

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	46,951	3,461,697

Pipelines — 0.4%
Columbia Pipeline Group, Inc.	29,666	760,043
Kinder Morgan, Inc.	135,768	2,411,239
ONEOK, Inc.	15,580	563,217
Spectra Energy Corp.	49,822	1,557,934
Williams Cos., Inc.	50,643	981,968

		6,274,401

Publishing-Newspapers — 0.0%
News Corp., Class A	28,193	350,157
News Corp., Class B	7,998	103,654

		453,811

Real Estate Investment Trusts — 2.8%
American Tower Corp.	31,451	3,298,581
Apartment Investment & Management Co., Class A	11,619	465,457
AvalonBay Communities, Inc.	10,165	1,797,070
Boston Properties, Inc.	11,396	1,468,489
Crown Castle International Corp.	24,764	2,151,496
Equinix, Inc.	5,112	1,688,749
Equity Residential	27,092	1,844,153
Essex Property Trust, Inc.	4,853	1,069,844
Extra Space Storage, Inc.	9,278	788,166
Federal Realty Investment Trust	5,169	786,102
General Growth Properties, Inc.	43,210	1,211,176
HCP, Inc.	34,540	1,168,488
Host Hotels & Resorts, Inc.	55,816	883,009
Iron Mountain, Inc.	14,281	521,685
Kimco Realty Corp.	30,695	863,143
Macerich Co.	9,406	715,609
Prologis, Inc.	38,936	1,768,084
Public Storage	10,927	2,675,039

Realty Income Corp.	18,580	1,099,936
Simon Property Group, Inc.	22,957	4,618,260
SL Green Realty Corp.	7,424	780,114
UDR, Inc.	19,820	692,114
Ventas, Inc.	24,935	1,548,962
Vornado Realty Trust	13,152	1,259,041
Welltower, Inc.	26,350	1,829,217
Weyerhaeuser Co.	58,569	1,881,236

		38,873,220

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	21,575	639,267

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	6,750	451,777

Retail-Apparel/Shoe — 0.4%
Coach, Inc.	20,604	829,723
Foot Locker, Inc.	10,184	625,705
Gap, Inc.	16,790	389,192
L Brands, Inc.	18,898	1,479,525
PVH Corp.	6,080	581,248
Ross Stores, Inc.	30,050	1,706,239
Urban Outfitters, Inc.†	6,441	195,291

		5,806,923

Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	5,440	849,184
AutoZone, Inc.†	2,241	1,714,880
Genuine Parts Co.	11,093	1,064,595
O’Reilly Automotive, Inc.†	7,211	1,894,186

		5,522,845

Retail-Automobile — 0.1%
AutoNation, Inc.†	5,489	278,018
CarMax, Inc.†	14,522	768,940

		1,046,958

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	12,137	573,109

Retail-Building Products — 1.3%
Home Depot, Inc.	94,071	12,595,166
Lowe’s Cos., Inc.	67,897	5,161,530

		17,756,696

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	20,903	670,568

Retail-Discount — 1.4%
Costco Wholesale Corp.	32,629	4,833,334
Dollar General Corp.	21,586	1,768,109
Dollar Tree, Inc.†	17,421	1,388,628
Target Corp.	44,683	3,552,298
Wal-Mart Stores, Inc.	116,407	7,784,136

		19,326,505

Retail-Drug Store — 0.9%
CVS Health Corp.	81,503	8,191,052
Walgreens Boots Alliance, Inc.	64,030	5,076,298

		13,267,350

Retail-Gardening Products — 0.1%
Tractor Supply Co.	9,923	939,311

Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	5,901	640,612
Tiffany & Co.	8,276	590,493

		1,231,105

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	9,526	487,065
TJX Cos., Inc.	49,676	3,766,434

		4,253,499

Retail-Office Supplies — 0.0%
Staples, Inc.	47,912	488,702

Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	4,726	984,331

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	14,084	623,921
Macy’s, Inc.	23,023	911,481

		1,535,402

Retail-Restaurants — 1.3%
Chipotle Mexican Grill, Inc.†	2,229	938,342
Darden Restaurants, Inc.	8,563	533,047
McDonald’s Corp.	66,895	8,461,548
Starbucks Corp.	109,668	6,166,632
Yum! Brands, Inc.	30,325	2,412,657

		18,512,226

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	19,813	573,983

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	23,033	357,011

Security Services — 0.0%
ADT Corp.	12,266	514,927

Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	23,002	1,295,473
Linear Technology Corp.	17,758	789,876
QUALCOMM, Inc.	110,914	5,603,375

		7,688,724

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	83,895	1,717,331
KLA-Tencor Corp.	11,550	807,807
Lam Research Corp.	11,789	900,679

		3,425,817

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	9,625	892,237

Steel-Producers — 0.1%
Nucor Corp.	23,590	1,174,310

Telecom Services — 0.1%
Level 3 Communications, Inc.†	21,445	1,120,716

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	26,117	611,138

Telephone-Integrated — 2.5%
AT&T, Inc.	456,392	17,717,138
CenturyLink, Inc.	40,351	1,248,864
Frontier Communications Corp.	86,674	481,907
Verizon Communications, Inc.	302,260	15,397,124

		34,845,033

Television — 0.2%
CBS Corp., Class B	31,297	1,749,815
TEGNA, Inc.	16,302	380,815

		2,130,630

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	4,719	909,021

Tobacco — 1.7%
Altria Group, Inc.	145,270	9,109,882
Philip Morris International, Inc.	114,954	11,279,286
Reynolds American, Inc.	61,423	3,046,581

		23,435,749

Tools-Hand Held — 0.1%
Snap-on, Inc.	4,310	686,497
Stanley Black & Decker, Inc.	11,303	1,265,032

		1,951,529

Toys — 0.1%
Hasbro, Inc.	8,333	705,305
Mattel, Inc.	25,227	784,308

		1,489,613

Transport-Rail — 0.7%
CSX Corp.	71,461	1,948,741
Kansas City Southern	8,050	762,738
Norfolk Southern Corp.	22,125	1,993,684
Union Pacific Corp.	62,800	5,478,044

		10,183,207

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	10,628	754,269
Expeditors International of Washington, Inc.	13,511	670,281
FedEx Corp.	19,018	3,140,062
Ryder System, Inc.	3,969	273,543
United Parcel Service, Inc., Class B	51,208	5,380,425

		10,218,580

Transport-Truck — 0.0%
J.B. Hunt Transport Services, Inc.	6,610	547,837

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	13,834	1,205,633

Water — 0.1%
American Water Works Co., Inc.	13,207	960,941

Web Portals/ISP — 2.3%
Alphabet, Inc., Class A†	21,708	15,366,659
Alphabet, Inc., Class C†	22,048	15,279,485
Yahoo!, Inc.†	64,629	2,365,421

		33,011,565

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	11,771	885,061

X-Ray Equipment — 0.0%
Hologic, Inc.†	18,320	615,369

Total Common Stocks (cost $1,170,162,902)		1,338,230,894

EXCHANGE-TRADED FUNDS — 3.5%
SPDR S&P 500 ETF Trust, Series 1 (cost $48,813,120)	238,880	49,280,944

Total Long-Term Investment Securities (cost $1,218,976,022)		1,387,511,838

REPURCHASE AGREEMENTS — 1.6%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $21,910,000)	$21,910,000	21,910,000

TOTAL INVESTMENTS (cost $1,240,886,022)(3)	99.9%	1,409,421,838
Other assets less liabilities	0.1	1,905,596

NET ASSETS	100.0%	$1,411,327,434

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; see Note 3
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

ETF — Exchange Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2016	Unrealized Appreciation (Depreciation)
263	Long	S&P 500 E-Mini Index	June 2016	26,419,444	27,077,165	657,721

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,338,230,894	$—	$—	$1,338,230,894
Exchanged-Traded Funds	49,280,944	—	—	49,280,944
Repurchase Agreements	—	21,910,000	—	21,910,000

Total Investments at Value	$1,387,511,838	$21,910,000	$—	$1,409,421,838

Other Financial Instruments:+
Futures Contracts	$657,721	$—	$—	$657,721

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS —April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.1%
Aerospace/Defense — 0.7%
General Dynamics Corp.	50,447	$7,088,812

Aerospace/Defense-Equipment — 0.9%
United Technologies Corp.	87,515	9,133,941

Apparel Manufacturers — 1.0%
VF Corp.	159,617	10,063,852

Applications Software — 1.6%
Microsoft Corp.	342,345	17,072,745

Auto-Heavy Duty Trucks — 0.6%
PACCAR, Inc.	99,191	5,843,342

Banks-Commercial — 2.0%
BB&T Corp.	284,449	10,063,806
Cullen/Frost Bankers, Inc.	81,444	5,211,602
M&T Bank Corp.	47,711	5,645,165

		20,920,573

Banks-Fiduciary — 0.9%
Northern Trust Corp.	129,881	9,231,941

Banks-Super Regional — 7.9%
Capital One Financial Corp.	114,693	8,302,626
PNC Financial Services Group, Inc.	234,617	20,594,680
US Bancorp	259,499	11,078,013
Wells Fargo & Co.	841,110	42,038,678

		82,013,997

Beverages-Non-alcoholic — 2.0%
Coca-Cola Co.	134,572	6,028,825
Dr Pepper Snapple Group, Inc.	98,447	8,949,817
PepsiCo, Inc.	59,000	6,074,640

		21,053,282

Brewery — 0.5%
Molson Coors Brewing Co., Class B	53,917	5,156,083

Cable/Satellite TV — 0.9%
Comcast Corp., Class A	155,452	9,445,264

Chemicals-Diversified — 1.7%
E.I. du Pont de Nemours & Co.	120,632	7,950,855
PPG Industries, Inc.	85,141	9,398,715

		17,349,570

Chemicals-Specialty — 0.2%
International Flavors & Fragrances, Inc.	20,600	2,461,082

Coatings/Paint — 0.5%
RPM International, Inc.	101,010	5,104,035

Commercial Services-Finance — 1.1%
Automatic Data Processing, Inc.	69,710	6,165,152
S&P Global, Inc.	45,806	4,894,371

		11,059,523

Computer Services — 0.6%
Accenture PLC, Class A	56,223	6,348,701

Computers — 1.7%
Apple, Inc.	189,484	17,762,230

Consumer Products-Misc. — 1.1%
Kimberly-Clark Corp.	88,771	11,113,241

Containers-Paper/Plastic — 0.2%
WestRock Co.	50,062	2,095,095

Cosmetics & Toiletries — 0.6%
Procter & Gamble Co.	76,989	6,168,359

Data Processing/Management — 0.9%
Fidelity National Information Services, Inc.	150,031	9,872,040

Diagnostic Equipment — 0.8%
Abbott Laboratories	203,396	7,912,104

Diversified Manufacturing Operations — 2.8%
3M Co.	74,518	12,472,823
Illinois Tool Works, Inc.	155,685	16,272,196

		28,745,019

Electric-Integrated — 4.0%
CMS Energy Corp.	255,878	10,409,117
DTE Energy Co.	19,697	1,756,184
Edison International	169,425	11,980,042
NextEra Energy, Inc.	66,783	7,852,345
Xcel Energy, Inc.	242,987	9,726,770

		41,724,458

Electronic Components-Semiconductors — 1.3%
Texas Instruments, Inc.	230,682	13,158,101

Finance-Credit Card — 0.6%
Discover Financial Services	102,618	5,774,315

Finance-Other Services — 1.7%
CME Group, Inc.	193,204	17,757,380

Food-Misc./Diversified — 1.2%
Kraft Heinz Co.	30,510	2,381,916
Mondelez International, Inc., Class A	245,727	10,556,432

		12,938,348

Gas-Distribution — 1.0%
NiSource, Inc.	271,658	6,169,353
Sempra Energy	41,831	4,323,234

		10,492,587

Hotels/Motels — 0.6%
Wyndham Worldwide Corp.	94,613	6,712,792

Industrial Gases — 1.1%
Airgas, Inc.	20,937	2,982,266
Praxair, Inc.	71,807	8,434,450

		11,416,716

Instruments-Controls — 1.5%
Honeywell International, Inc.	135,461	15,479,128

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	122,505	5,640,130

Insurance-Life/Health — 0.8%
Prudential Financial, Inc.	106,530	8,270,989

Insurance-Multi-line — 4.1%
Chubb, Ltd.	69,497	8,190,916
Cincinnati Financial Corp.	67,176	4,434,288
Hartford Financial Services Group, Inc.	348,421	15,462,924
MetLife, Inc.	312,976	14,115,218

		42,203,346

Insurance-Property/Casualty — 2.3%
Progressive Corp.	117,089	3,817,101
Travelers Cos., Inc.	182,072	20,009,713

		23,826,814

Insurance-Reinsurance — 0.2%
Validus Holdings, Ltd.	53,303	2,456,735

Investment Management/Advisor Services — 3.7%
Ameriprise Financial, Inc.	45,513	4,364,697
BlackRock, Inc.	61,131	21,782,809
T. Rowe Price Group, Inc.	169,217	12,740,348

		38,887,854

Medical Products — 1.4%
Becton Dickinson and Co.	93,494	15,076,842

Medical-Biomedical/Gene — 0.3%
Gilead Sciences, Inc.	34,600	3,052,066

Medical-Drugs — 9.4%
AbbVie, Inc.	87,703	5,349,883
Bristol-Myers Squibb Co.	187,102	13,505,022
Eli Lilly & Co.	147,084	11,109,255
Johnson & Johnson	241,453	27,062,052
Merck & Co., Inc.	357,378	19,598,610
Pfizer, Inc.	639,059	20,903,620

		97,528,442

Multimedia — 1.3%
Time Warner, Inc.	174,978	13,147,847

Non-Hazardous Waste Disposal — 1.0%
Republic Services, Inc.	213,148	10,032,876

Oil Companies-Exploration & Production — 3.2%
ConocoPhillips	217,151	10,377,646
Occidental Petroleum Corp.	294,277	22,556,332

		32,933,978

Oil Companies-Integrated — 4.8%
Chevron Corp.	207,193	21,170,981
Exxon Mobil Corp.	326,615	28,872,766

		50,043,747

Oil Refining & Marketing — 0.4%
Valero Energy Corp.	63,500	3,738,245

Oil-Field Services — 0.6%
Schlumberger, Ltd.	81,702	6,563,939

Pipelines — 0.3%
Columbia Pipeline Group, Inc.	108,075	2,768,882

Real Estate Investment Trusts — 3.5%
Alexandria Real Estate Equities, Inc.	38,087	3,540,187
AvalonBay Communities, Inc.	47,110	8,328,577
Boston Properties, Inc.	50,800	6,546,088
HCP, Inc.	164,900	5,578,567
Simon Property Group, Inc.	61,444	12,360,689

		36,354,108

Retail-Apparel/Shoe — 1.0%
L Brands, Inc.	138,164	10,816,860

Retail-Auto Parts — 0.9%
Genuine Parts Co.	94,110	9,031,737

Retail-Building Products — 1.6%
Home Depot, Inc.	122,923	16,458,160

Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	147,009	4,716,049

Retail-Discount — 0.6%
Target Corp.	79,493	6,319,693

Retail-Jewelry — 0.7%
Tiffany & Co.	107,822	7,693,100

Retail-Restaurants — 0.6%
Brinker International, Inc.	136,898	6,341,115

Semiconductor Components-Integrated Circuits — 1.3%
Analog Devices, Inc.	139,792	7,873,086
QUALCOMM, Inc.	112,360	5,676,427

		13,549,513

Semiconductor Equipment — 0.8%
KLA-Tencor Corp.	122,724	8,583,317

Telephone-Integrated — 1.6%
Verizon Communications, Inc.	323,808	16,494,780

Theaters — 0.4%
Cinemark Holdings, Inc.	110,957	3,844,660

Tobacco — 3.6%
Altria Group, Inc.	360,899	22,631,976
Philip Morris International, Inc.	92,162	9,042,936
Reynolds American, Inc.	115,000	5,704,000

		37,378,912

Tools-Hand Held — 0.8%
Snap-on, Inc.	17,901	2,851,271
Stanley Black & Decker, Inc.	44,800	5,014,016

		7,865,287

Transport-Rail — 1.3%
Norfolk Southern Corp.	76,844	6,924,413
Union Pacific Corp.	76,117	6,639,686

		13,564,099

Transport-Services — 0.5%
United Parcel Service, Inc., Class B	48,498	5,095,685

Total Long-Term Investment Securities (cost $902,119,945)		1,018,748,463

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Time Deposits — 2.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/02/2016 (cost $23,072,000)	23,072,000	23,072,000

TOTAL INVESTMENTS (cost $925,191,945)(1)	100.3%	1,041,820,463
Liabilities in excess of other assets	(0.3)	(2,786,267)

NET ASSETS	100.0%	$1,039,034,196

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,018,748,463	$—	$—	$1,018,748,463
Short-Term Investment Securities	—	23,072,000	—	23,072,000

Total Investments at Value	$1,018,748,463	$23,072,000	$—	$1,041,820,463

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.6%
Aerospace/Defense — 1.1%
Lockheed Martin Corp.	17,258	$4,010,414

Aerospace/Defense-Equipment — 1.0%
United Technologies Corp.	35,861	3,742,813

Auto/Truck Parts & Equipment-Original — 0.8%
Delphi Automotive PLC	27,490	2,024,089
Lear Corp.	8,880	1,022,354

		3,046,443

Banks-Commercial — 0.9%
M&T Bank Corp.	28,297	3,348,101

Banks-Fiduciary — 1.9%
Bank of New York Mellon Corp.	178,518	7,183,564

Banks-Super Regional — 0.7%
SunTrust Banks, Inc.	62,570	2,611,672

Beverages-Non-alcoholic — 2.7%
PepsiCo, Inc.	96,759	9,962,307

Building Products-Cement — 1.1%
Vulcan Materials Co.	37,595	4,046,350

Cable/Satellite TV — 3.1%
Comcast Corp., Class A	189,051	11,486,739

Chemicals-Diversified — 0.8%
PPG Industries, Inc.	25,645	2,830,952

Commercial Services — 1.4%
Nielsen Holdings PLC	101,561	5,295,391

Commercial Services-Finance — 2.7%
PayPal Holdings, Inc.†	150,039	5,878,528
S&P Global, Inc.	39,980	4,271,863

		10,150,391

Computer Services — 1.8%
Amdocs, Ltd.	120,365	6,805,437

Computers — 4.5%
Apple, Inc.	178,516	16,734,090

Computers-Memory Devices — 0.4%
Western Digital Corp.	37,798	1,544,615

Diversified Banking Institutions — 2.6%
Citigroup, Inc.	211,180	9,773,410

Diversified Manufacturing Operations — 4.1%
General Electric Co.	500,431	15,388,253

E-Commerce/Products — 0.8%
Amazon.com, Inc.†	4,587	3,025,539

Electric-Integrated — 2.1%
OGE Energy Corp.	45,310	1,340,723
PG&E Corp.	110,625	6,438,375

		7,779,098

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	38,940	1,593,425

Electronic Security Devices — 1.4%
Tyco International PLC	131,676	5,072,160

Finance-Credit Card — 1.4%
Discover Financial Services	90,179	5,074,372

Finance-Other Services — 3.1%
CME Group, Inc.	126,569	11,632,957

Food-Misc./Diversified — 5.7%
Kraft Heinz Co.	134,082	10,467,782
Mondelez International, Inc., Class A	249,783	10,730,677

		21,198,459

Gas-Distribution — 0.6%
AmeriGas Partners LP	53,597	2,323,430

Insurance Brokers — 1.0%
Marsh & McLennan Cos., Inc.	59,524	3,758,941

Insurance-Property/Casualty — 1.1%
Progressive Corp.	129,140	4,209,964

Insurance-Reinsurance — 2.9%
Berkshire Hathaway, Inc., Class B†	73,065	10,629,496

Internet Content-Entertainment — 1.7%
Facebook, Inc., Class A†	52,448	6,166,836

Machinery-Farming — 1.0%
Deere & Co.	45,330	3,812,706

Medical Information Systems — 0.4%
Cerner Corp.†	28,940	1,624,692

Medical Instruments — 1.4%
Boston Scientific Corp.†	228,616	5,011,263

Medical-Drugs — 6.4%
Bristol-Myers Squibb Co.	106,738	7,704,349
Johnson & Johnson	90,626	10,157,362
Merck & Co., Inc.	107,145	5,875,832

		23,737,543

Medical-Generic Drugs — 0.6%
Mylan NV†	56,413	2,352,986

Medical-HMO — 2.3%
UnitedHealth Group, Inc.	63,491	8,360,495

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	19,540	3,279,203

Non-Hazardous Waste Disposal — 1.4%
Republic Services, Inc.	31,990	1,505,769
Waste Connections, Inc.	52,634	3,541,216

		5,046,985

Office Automation & Equipment — 0.9%
Xerox Corp.	337,014	3,235,334

Oil Companies-Exploration & Production — 0.9%
Noble Energy, Inc.	94,156	3,399,973

Oil Companies-Integrated — 4.1%
Chevron Corp.	95,827	9,791,603
Suncor Energy, Inc.	184,322	5,413,537

		15,205,140

Oil Refining & Marketing — 0.6%
HollyFrontier Corp.	57,549	2,048,744

Pharmacy Services — 2.2%
Express Scripts Holding Co.†	109,894	8,102,485

Pipelines — 1.1%
Magellan Midstream Partners LP	56,071	4,041,037

Real Estate Investment Trusts — 1.7%
Simon Property Group, Inc.	30,938	6,223,797

Retail-Auto Parts — 1.2%
AutoZone, Inc.†	5,575	4,266,157

Retail-Automobile — 0.3%
CarMax, Inc.†	23,910	1,266,034

Retail-Building Products — 2.0%
Home Depot, Inc.	54,637	7,315,348

Retail-Restaurants — 1.8%
McDonald’s Corp.	52,740	6,671,083

Semiconductor Equipment — 0.6%
Applied Materials, Inc.	107,086	2,192,050

Telephone-Integrated — 2.2%
Verizon Communications, Inc.	160,655	8,183,766

Tobacco — 3.3%
Philip Morris International, Inc.	125,110	12,275,793

Transport-Rail — 1.9%
Canadian National Railway Co.	50,990	3,138,944
Canadian Pacific Railway, Ltd.	26,360	3,802,430

		6,941,374

Web Portals/ISP — 4.6%
Alphabet, Inc., Class C†	24,777	17,170,709

Total Long-Term Investment Securities (cost $340,476,551)		362,190,316

REPURCHASE AGREEMENTS — 2.2%
Agreement with State Street bank & Trust Co., bering interest at 0.01%, dated 04/29/2016, to be repurchased 05/02/2016 in the amount of $8,106,000 and collateralized by $7,960,000 of United States Treasury Notes, bearing interest at 2.13%, due 09/30/2021 and having an approximate value of $8,273,146. (cost $8,106,000)	$8,106,000	8,106,000

TOTAL INVESTMENTS (cost $348,582,551) (1)	99.8%	370,296,316
Other assets less liabilities	0.2	586,878

NET ASSETS	100.0%	$370,883,194

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$362,190,316	$—	$—	$362,190,316
Short-Term Investment Securities	—	8,106,000	—	8,106,000

Total Investments at Value	$362,190,316	$8,106,000	$—	$370,296,316

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust

SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS —April 30, 2016 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 98.2%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	28,000	$642,320
Omnicom Group, Inc.	38,600	3,202,642

		3,844,962

Aerospace/Defense — 3.0%
Boeing Co.	106,500	14,356,200
General Dynamics Corp.	62,700	8,810,604
Lockheed Martin Corp.	53,300	12,385,854
Rockwell Collins, Inc.	20,900	1,843,171
Spirit AeroSystems Holdings, Inc., Class A†	22,400	1,056,160

		38,451,989

Aerospace/Defense-Equipment — 1.2%
B/E Aerospace, Inc.	7,100	345,273
United Technologies Corp.	140,900	14,705,733

		15,051,006

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	111,700	4,461,298

Airlines — 1.3%
Alaska Air Group, Inc.	22,800	1,605,804
American Airlines Group, Inc.	99,200	3,441,248
Delta Air Lines, Inc.	124,900	5,204,583
Southwest Airlines Co.	103,400	4,612,674
United Continental Holdings, Inc.†	25,000	1,145,250

		16,009,559

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	27,000	783,810
Ralph Lauren Corp.	9,300	866,853

		1,650,663

Appliances — 0.1%
Whirlpool Corp.	9,700	1,689,158

Auto-Cars/Light Trucks — 0.9%
Ford Motor Co.	272,100	3,689,676
General Motors Co.	249,700	7,940,460

		11,630,136

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	52,800	3,110,448

Auto/Truck Parts & Equipment-Original — 0.8%
Delphi Automotive PLC	44,500	3,276,535
Johnson Controls, Inc.	113,500	4,698,900
Lear Corp.	14,000	1,611,820

		9,587,255

Banks-Commercial — 0.5%
BOK Financial Corp.	10,800	649,944
Commerce Bancshares, Inc.	17,690	828,246
Cullen/Frost Bankers, Inc.	9,800	627,102
East West Bancorp, Inc.	23,000	862,270
Regions Financial Corp.	231,100	2,167,718
Synovus Financial Corp.	20,800	648,128

		5,783,408

Banks-Fiduciary — 1.3%
Bank of New York Mellon Corp.	191,500	7,705,960
Citizens Financial Group, Inc.	83,900	1,917,115
Northern Trust Corp.	34,200	2,430,936
State Street Corp.	64,100	3,993,430

		16,047,441

Banks-Super Regional — 6.4%
Capital One Financial Corp.	84,600	6,124,194
Comerica, Inc.	28,300	1,256,520
Fifth Third Bancorp	140,500	2,572,555
Huntington Bancshares, Inc.	136,500	1,373,190
KeyCorp	149,100	1,832,439
PNC Financial Services Group, Inc.	87,100	7,645,638
SunTrust Banks, Inc.	87,100	3,635,554
US Bancorp	277,900	11,863,551
Wells Fargo & Co.	886,200	44,292,276

		80,595,917

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	23,700	647,247
Scripps Networks Interactive, Inc., Class A	14,100	879,135

		1,526,382

Building & Construction Products-Misc. — 0.1%
Owens Corning	18,600	856,902

Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	22,900	1,037,599
NVR, Inc.†	200	332,258
PulteGroup, Inc.	55,500	1,020,645

		2,390,502

Cable/Satellite TV — 0.7%
Comcast Corp., Class A	145,500	8,840,580

Chemicals-Diversified — 2.0%
Celanese Corp., Series A	25,000	1,767,500
Dow Chemical Co.	182,300	9,590,803
Eastman Chemical Co.	23,700	1,810,206
LyondellBasell Industries NV, Class A	93,700	7,746,179
PPG Industries, Inc.	40,100	4,426,639

		25,341,327

Chemicals-Specialty — 0.1%
Ashland, Inc.	10,300	1,149,480

Coatings/Paint — 0.1%
RPM International, Inc.	19,800	1,000,494

Commercial Services-Finance — 0.1%
Western Union Co.	80,300	1,606,000

Computer Services — 1.9%
Computer Sciences Corp.	23,400	775,242
DST Systems, Inc.	2,000	241,360
International Business Machines Corp.	154,200	22,503,948
Syntel, Inc.†	12,400	527,372

		24,047,922

Computers — 4.6%
Apple, Inc.	620,500	58,165,670

Computers-Memory Devices — 0.6%
Brocade Communications Systems, Inc.	63,200	607,352
EMC Corp.	260,400	6,799,044
NetApp, Inc.	20,100	475,164

		7,881,560

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	22,700	1,202,192

Containers-Paper/Plastic — 0.3%
Bemis Co., Inc.	16,700	838,006
Graphic Packaging Holding Co.	52,100	691,888
Packaging Corp. of America	14,900	966,712
Sonoco Products Co.	16,400	768,996

		3,265,602

Cruise Lines — 0.4%
Carnival Corp.	93,700	4,595,985
Royal Caribbean Cruises, Ltd.	13,000	1,006,200

		5,602,185

Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	7,800	861,198

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	11,900	879,410

Distribution/Wholesale — 0.2%
WW Grainger, Inc.	9,900	2,321,748

Diversified Banking Institutions — 8.2%
Bank of America Corp.	1,785,900	26,002,704
Citigroup, Inc.	473,400	21,908,952
Goldman Sachs Group, Inc.	75,300	12,357,483
JPMorgan Chase & Co.	681,200	43,051,840

		103,320,979

Diversified Manufacturing Operations — 1.6%
Dover Corp.	24,600	1,616,220
Eaton Corp. PLC	69,000	4,365,630
Illinois Tool Works, Inc.	57,300	5,988,996
Ingersoll-Rand PLC	41,500	2,719,910
Parker-Hannifin Corp.	23,300	2,703,266
Pentair PLC	28,300	1,643,664
Textron, Inc.	43,500	1,682,580

		20,720,266

E-Services/Consulting — 0.0%
CDW Corp.	11,500	442,750

Electric Products-Misc. — 0.5%
Emerson Electric Co.	106,300	5,807,169

Electric-Integrated — 3.5%
AES Corp.	125,900	1,405,044
Ameren Corp.	38,800	1,862,400
American Electric Power Co., Inc.	78,000	4,953,000
Consolidated Edison, Inc.	46,600	3,476,360
DTE Energy Co.	18,700	1,667,292
Duke Energy Corp.	109,300	8,610,654
Edison International	51,800	3,662,778
Entergy Corp.	28,300	2,127,594
Eversource Energy	50,400	2,844,576
Great Plains Energy, Inc.	24,500	765,135
OGE Energy Corp.	31,800	940,962
Pinnacle West Capital Corp.	17,500	1,271,375
Public Service Enterprise Group, Inc.	80,400	3,708,852
Southern Co.	63,400	3,176,340
Xcel Energy, Inc.	79,900	3,198,397

		43,670,759

Electronic Components-Misc. — 0.4%
Corning, Inc.	237,900	4,441,593
Gentex Corp.	46,300	742,652
Jabil Circuit, Inc.	30,200	524,272

		5,708,517

Electronic Components-Semiconductors — 2.4%
Intel Corp.	749,800	22,703,944
Texas Instruments, Inc.	140,000	7,985,600

		30,689,544

Electronic Parts Distribution — 0.2%
Arrow Electronics, Inc.†	16,800	1,043,280
Avnet, Inc.	33,300	1,369,296

		2,412,576

Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	15,300	2,012,409

Engineering/R&D Services — 0.2%
Fluor Corp.	22,600	1,235,316
Jacobs Engineering Group, Inc.†	19,600	873,768

		2,109,084

Engines-Internal Combustion — 0.1%
Cummins, Inc.	11,800	1,380,954

Enterprise Software/Service — 2.3%
CA, Inc.	69,800	2,070,268
Oracle Corp.	671,300	26,758,018

		28,828,286

Finance-Auto Loans — 0.1%
Ally Financial, Inc.†	75,800	1,349,998
Credit Acceptance Corp.†	1,200	235,524

		1,585,522

Finance-Consumer Loans — 0.3%
Navient Corp.	19,900	272,033
Synchrony Financial†	132,501	4,050,555

		4,322,588

Finance-Credit Card — 1.3%
American Express Co.	177,900	11,639,997
Discover Financial Services	80,300	4,518,481

		16,158,478

Finance-Investment Banker/Broker — 0.1%
E*TRADE Financial Corp.†	37,900	954,322

Finance-Mortgage Loan/Banker — 0.0%
FNF Group	19,400	618,860

Finance-Other Services — 0.1%
Nasdaq, Inc.	25,700	1,585,947

Food-Misc./Diversified — 0.1%
Ingredion, Inc.	10,800	1,242,972

Food-Retail — 0.2%
Kroger Co.	67,200	2,378,208

Gas-Distribution — 0.1%
CenterPoint Energy, Inc.	68,400	1,467,180

Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	6,500	311,220
Wyndham Worldwide Corp.	18,500	1,312,575

		1,623,795

Human Resources — 0.1%
ManpowerGroup, Inc.	11,600	893,548
Robert Half International, Inc.	19,800	758,538

		1,652,086

Independent Power Producers — 0.0%
Calpine Corp.†	24,800	391,344

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	21,000	2,382,870

Instruments-Controls — 1.1%
Honeywell International, Inc.	122,500	13,998,075

Insurance-Life/Health — 1.4%
Aflac, Inc.	67,800	4,676,166
Principal Financial Group, Inc.	49,200	2,099,856
Prudential Financial, Inc.	77,700	6,032,628
Torchmark Corp.	58,200	3,369,198
Unum Group	43,800	1,498,398

		17,676,246

Insurance-Multi-line — 1.9%
Allstate Corp.	76,900	5,002,345
American Financial Group, Inc.	33,700	2,329,007
Assurant, Inc.	12,800	1,082,496
Cincinnati Financial Corp.	25,900	1,709,659
Hartford Financial Services Group, Inc.	65,100	2,889,138
Loews Corp.	56,300	2,233,984
MetLife, Inc.	176,700	7,969,170
Old Republic International Corp.	18,300	338,367

		23,554,166

Insurance-Property/Casualty — 1.8%
Alleghany Corp.†	3,200	1,668,096
Arch Capital Group, Ltd.†	19,500	1,374,555
Markel Corp.†	2,200	1,978,042
Progressive Corp.	92,700	3,022,020
Travelers Cos., Inc.	128,000	14,067,200
WR Berkley Corp.	19,600	1,097,600

		23,207,513

Insurance-Reinsurance — 0.3%
Axis Capital Holdings, Ltd.	15,300	815,031
Everest Re Group, Ltd.	9,000	1,664,100
Reinsurance Group of America, Inc.	14,000	1,333,080
RenaissanceRe Holdings, Ltd.	2,600	288,366
Validus Holdings, Ltd.	4,800	221,232

		4,321,809

Internet Security — 0.1%
Symantec Corp.	48,200	802,289

Investment Management/Advisor Services — 1.6%
Ameriprise Financial, Inc.	32,000	3,068,800
BlackRock, Inc.	26,500	9,442,745
Eaton Vance Corp.	17,800	614,634
Franklin Resources, Inc.	41,200	1,538,408
Invesco, Ltd.	74,200	2,300,942
T. Rowe Price Group, Inc.	39,900	3,004,071

		19,969,600

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	10,800	676,836

Machinery-Farming — 0.4%
AGCO Corp.	13,400	716,498
Deere & Co.	51,700	4,348,487

		5,064,985

Machinery-Pumps — 0.0%
Flowserve Corp.	9,000	439,290

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	22,900	1,721,393

Medical Products — 0.2%
Baxter International, Inc.	57,100	2,524,962

Medical-Biomedical/Gene — 3.4%
Amgen, Inc.	124,500	19,708,350
Biogen, Inc.†	13,200	3,629,868
Gilead Sciences, Inc.	228,900	20,191,269

		43,529,487

Medical-Drugs — 8.5%
Johnson & Johnson	439,700	49,281,576
Merck & Co., Inc.	486,600	26,685,144
Pfizer, Inc.	940,800	30,773,568

		106,740,288

Medical-HMO — 1.1%
Aetna, Inc.	43,600	4,894,972
Anthem, Inc.	48,900	6,883,653
Cigna Corp.	17,800	2,466,012

		14,244,637

Medical-Hospitals — 0.6%
HCA Holdings, Inc.†	64,800	5,224,176
Universal Health Services, Inc., Class B	14,500	1,938,360

		7,162,536

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	27,800	1,329,674

Multimedia — 2.8%
Time Warner, Inc.	238,100	17,890,834
Twenty-First Century Fox, Inc., Class A	184,300	5,576,918
Walt Disney Co.	113,500	11,720,010

		35,187,762

Networking Products — 1.8%
Cisco Systems, Inc.	806,700	22,176,183

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	29,300	614,421
Xerox Corp.	160,900	1,544,640

		2,159,061

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	16,900	1,117,428

Oil Companies-Exploration & Production — 0.7%
Occidental Petroleum Corp.	121,400	9,305,310

Oil Companies-Integrated — 7.1%
Chevron Corp.	299,100	30,562,038
Exxon Mobil Corp.	661,600	58,485,440

		89,047,478

Oil Refining & Marketing — 1.5%
HollyFrontier Corp.	29,000	1,032,400
Marathon Petroleum Corp.	84,700	3,310,076
Phillips 66	101,100	8,301,321
Tesoro Corp.	19,200	1,530,048
Valero Energy Corp.	80,300	4,727,261

		18,901,106

Oil-Field Services — 0.2%
Baker Hughes, Inc.	50,000	2,418,000

Paper & Related Products — 0.2%
International Paper Co.	54,400	2,353,888

Pharmacy Services — 0.2%
Express Scripts Holding Co.†	38,200	2,816,486

Physicians Practice Management — 0.0%
MEDNAX, Inc.†	6,500	463,385

Poultry — 0.1%
Pilgrim’s Pride Corp.†	40,600	1,092,546

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	8,500	898,960

Publishing-Newspapers — 0.1%
News Corp., Class A	58,200	722,844

Recreational Vehicles — 0.0%
Brunswick Corp.	6,400	307,392

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	5,300	354,729

Retail-Apparel/Shoe — 0.2%
Foot Locker, Inc.	22,000	1,351,680
PVH Corp.	12,900	1,233,240

		2,584,920

Retail-Automobile — 0.1%
AutoNation, Inc.†	17,600	891,440

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	52,600	1,687,408

Retail-Discount — 3.1%
Target Corp.	97,900	7,783,050
Wal-Mart Stores, Inc.	477,000	31,896,990

		39,680,040

Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	5,500	597,080
Tiffany & Co.	7,400	527,990

		1,125,070

Retail-Sporting Goods — 0.0%
Dick’s Sporting Goods, Inc.	6,300	291,942

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	40,100	1,161,697

Savings & Loans/Thrifts — 0.1%
Investors Bancorp, Inc.	53,800	621,390
People’s United Financial, Inc.	41,900	649,450

		1,270,840

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	46,400	2,613,248
QUALCOMM, Inc.	104,000	5,254,080

		7,867,328

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	170,000	3,479,900
Lam Research Corp.	21,400	1,634,960

		5,114,860

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	7,500	1,085,775

Steel-Producers — 0.3%
Nucor Corp.	50,800	2,528,824
Reliance Steel & Aluminum Co.	11,300	835,861

		3,364,685

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	57,600	1,347,840

Telephone-Integrated — 2.7%
CenturyLink, Inc.	37,800	1,169,910
Verizon Communications, Inc.	646,600	32,937,804

		34,107,714

Television — 0.4%
AMC Networks, Inc., Class A†	8,200	534,886
CBS Corp., Class B	68,300	3,818,653
TEGNA, Inc.	37,600	878,336

		5,231,875

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	25,000	2,798,000

Transport-Equipment & Leasing — 0.1%
AMERCO	2,900	1,020,800

Transport-Rail — 1.1%
CSX Corp.	169,700	4,627,719
Norfolk Southern Corp.	47,000	4,235,170
Union Pacific Corp.	58,800	5,129,124

		13,992,013

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	12,800	741,760

Total Common Stocks (cost $1,171,149,374)		1,239,972,210

EXCHANGE-TRADED FUNDS — 1.3%
iShares Russell 1000 Value ETF (cost $15,826,715)	159,700	16,112,133

Total Long-Term Investment Securities (cost $1,186,976,089)		1,256,084,343

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Institutional Liquid Reserves Fund 0.46%(1) (cost $5,117,867)	5,117,867	5,117,867

TOTAL INVESTMENTS (cost $1,192,093,956) (2)	99.9%	1,261,202,210
Other assets less liabilities	0.1	909,045

NET ASSETS	100.0%	$1,262,111,255

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2016.
(2)	See Note 4 for cost of investments on a tax basis.

ETF — Exchange Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,239,972,210	$—	$—	$1,239,972,210
Exchange-Traded Funds	16,112,133	—	—	16,112,133
Short-Term Investment Securities	5,117,867	—	—	5,117,867

Total Investments at Value	$1,261,202,210	$—	$—	$1,261,202,210

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust

“Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.3%
Aerospace/Defense — 7.0%
Boeing Co.	85,901	$11,579,455
Lockheed Martin Corp.	48,882	11,359,199

		22,938,654

Aerospace/Defense-Equipment — 3.4%
United Technologies Corp.	109,093	11,386,036

Beverages-Non-alcoholic — 6.4%
Coca-Cola Co.	232,887	10,433,338
PepsiCo, Inc.	105,088	10,819,860

		21,253,198

Computer Services — 3.2%
International Business Machines Corp.	71,506	10,435,586

Cosmetics & Toiletries — 3.2%
Procter & Gamble Co.	130,565	10,460,868

Data Processing/Management — 3.2%
Paychex, Inc.	201,331	10,493,372

Distribution/Wholesale — 3.2%
Genuine Parts Co.	109,367	10,495,951

Diversified Manufacturing Operations — 3.3%
3M Co.	65,100	10,896,438

Electric Products-Misc. — 3.3%
Emerson Electric Co.	199,199	10,882,241

Electronic Components-Semiconductors — 3.1%
Intel Corp.	336,090	10,176,805

Food-Misc./Diversified — 3.1%
General Mills, Inc.	167,891	10,298,434

Industrial Gases — 3.4%
Praxair, Inc.	94,638	11,116,179

Machinery-Construction & Mining — 3.3%
Caterpillar, Inc.	142,025	11,038,183

Medical-Drugs — 10.4%
Johnson & Johnson	99,881	11,194,662
Merck & Co., Inc.	203,093	11,137,620
Pfizer, Inc.	363,053	11,875,464

		34,207,746

Networking Products — 3.2%
Cisco Systems, Inc.	380,136	10,449,939

Oil Companies-Integrated — 7.1%
Chevron Corp.	115,703	11,822,532
Exxon Mobil Corp.	131,462	11,621,241

		23,443,773

Retail-Apparel/Shoe — 2.6%
Gap, Inc.	370,203	8,581,306

Retail-Discount — 3.2%
Wal-Mart Stores, Inc.	157,923	10,560,311

Retail-Major Department Stores — 3.0%
Nordstrom, Inc.	190,566	9,743,640

Retail-Restaurants — 3.3%
McDonald’s Corp.	85,860	10,860,431

Telephone-Integrated — 3.1%
Verizon Communications, Inc.	201,928	10,286,212

Toys — 3.5%
Hasbro, Inc.	137,722	11,656,790

Transport-Rail — 10.8%
CSX Corp.	425,689	11,608,539
Norfolk Southern Corp.	131,447	11,844,689
Union Pacific Corp.	138,193	12,054,576

		35,507,804

Total Long-Term Investment Securities (cost $307,680,329)		327,169,897

REPURCHASE AGREEMENTS — 0.7%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $2,380,000)	$2,380,000	2,380,000

TOTAL INVESTMENTS (cost $310,060,329)(2)	100.0%	329,549,897
Other assets less liabilities	0.0	42,030

NET ASSETS	100.0%	$329,591,927

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$327,169,897	$—	$—	$327,169,897
Repurchase Agreements	—	2,380,000	—	2,380,000

Total Investments at Value	$327,169,897	$2,380,000	$—	$329,549,897

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 95.0%
Aerospace/Defense — 1.3%
Rockwell Collins, Inc.	76,426	$6,740,009

Airlines — 0.3%
Alaska Air Group, Inc.	24,874	1,751,876

Applications Software — 0.8%
ServiceNow, Inc.†	57,115	4,082,580

Athletic Footwear — 2.7%
NIKE, Inc., Class B	232,356	13,695,063

Beverages-Non-alcoholic — 1.8%
Monster Beverage Corp.†	64,391	9,286,470

Cable/Satellite TV — 2.9%
Comcast Corp., Class A	240,532	14,614,724

Commercial Services-Finance — 0.7%
Vantiv, Inc., Class A†	65,070	3,548,918

Computer Aided Design — 1.9%
ANSYS, Inc.†	51,078	4,636,350
Aspen Technology, Inc.†	123,302	4,689,175

		9,325,525

Computer Services — 1.6%
Cognizant Technology Solutions Corp., Class A†	135,640	7,917,307

Computers — 4.3%
Apple, Inc.	228,629	21,431,682

Cosmetics & Toiletries — 1.6%
Estee Lauder Cos., Inc., Class A	84,598	8,110,410

Dental Supplies & Equipment — 1.4%
Align Technology, Inc.†	95,846	6,919,123

Diagnostic Equipment — 1.4%
Danaher Corp.	72,513	7,015,633

Diversified Manufacturing Operations — 0.7%
A.O. Smith Corp.	44,520	3,437,834

E-Commerce/Services — 2.4%
Priceline Group, Inc.†	9,148	12,291,802

Electronic Components-Semiconductors — 3.5%
NVIDIA Corp.	269,626	9,579,812
Xilinx, Inc.	185,150	7,976,262

		17,556,074

Electronic Connectors — 1.1%
Amphenol Corp., Class A	103,634	5,785,886

Electronic Forms — 1.1%
Adobe Systems, Inc.†	58,859	5,545,695

Finance-Credit Card — 4.1%
Visa, Inc., Class A	270,176	20,868,394

Human Resources — 0.5%
Robert Half International, Inc.	66,050	2,530,376

Instruments-Controls — 0.8%
Mettler-Toledo International, Inc.†	11,527	4,126,090

Internet Content-Entertainment — 6.3%
Facebook, Inc., Class A†	249,202	29,301,171
Twitter, Inc.†	150,800	2,204,696

		31,505,867

Investment Management/Advisor Services — 0.8%
BlackRock, Inc.	11,500	4,097,795

Lighting Products & Systems — 1.1%
Acuity Brands, Inc.	23,105	5,635,078

Machinery-General Industrial — 0.6%
Roper Technologies, Inc.	16,110	2,836,810

Medical Instruments — 5.0%
Edwards Lifesciences Corp.†	33,790	3,588,836
Intuitive Surgical, Inc.†	34,325	21,499,807

		25,088,643

Medical-Biomedical/Gene — 10.2%
Alexion Pharmaceuticals, Inc.†	90,806	12,647,460
Biogen, Inc.†	80,149	22,040,173
Gilead Sciences, Inc.	143,228	12,634,142
Illumina, Inc.†	27,860	3,760,821

		51,082,596

Medical-HMO — 3.8%
UnitedHealth Group, Inc.	146,080	19,235,814

Medical-Wholesale Drug Distribution — 0.9%
Premier, Inc., Class A†	136,945	4,630,110

Multimedia — 2.8%
Walt Disney Co.	135,049	13,945,160

Networking Products — 2.0%
Arista Networks, Inc.†	79,643	5,305,817
Palo Alto Networks, Inc.†	30,190	4,554,765

		9,860,582

Retail-Apparel/Shoe — 0.8%
L Brands, Inc.	50,730	3,971,652

Retail-Auto Parts — 0.9%
O’Reilly Automotive, Inc.†	16,964	4,456,104

Retail-Building Products — 4.2%
Home Depot, Inc.	156,681	20,978,019

Retail-Discount — 3.9%
Costco Wholesale Corp.	43,867	6,498,019
Dollar Tree, Inc.†	164,210	13,089,179

		19,587,198

Retail-Drug Store — 2.8%
CVS Health Corp.	140,697	14,140,049

Retail-Perfume & Cosmetics — 1.7%
Ulta Salon Cosmetics & Fragrance, Inc.†	41,776	8,701,105

Retail-Restaurants — 2.4%
Starbucks Corp.	213,562	12,008,591

Television — 1.6%
AMC Networks, Inc., Class A†	122,479	7,989,305

Web Portals/ISP — 6.3%
Alphabet, Inc., Class A†	7,295	5,163,985
Alphabet, Inc., Class C†	38,017	26,346,161

		31,510,146

Total Long-Term Investment Securities (cost $412,233,229)		477,842,095

SHORT-TERM INVESTMENT SECURITIES — 4.7%
Time Deposits — 4.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/02/2016 (cost $23,526,000)	$23,526,000	23,526,000

TOTAL INVESTMENTS (cost $435,759,229)(1)	99.7%	501,368,095
Other assets less liabilities	0.3	1,704,458

NET ASSETS	100.0%	$503,072,553

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

			Level 3 - Significant
	Level 1 - Unadjusted	Level 2 - Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$477,842,095	$—	$—	$477,842,095
Short-Term Investment Securities	—	23,526,000	—	23,526,000

Total Investments at Value	$477,842,095	$23,526,000	$—	$501,368,095

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.8%
Advertising Agencies — 1.3%
Interpublic Group of Cos., Inc.	83,592	$1,917,600

Aerospace/Defense — 1.6%
Raytheon Co.	18,177	2,296,664

Aerospace/Defense-Equipment — 1.3%
United Technologies Corp.	17,584	1,835,242

Apparel Manufacturers — 1.3%
Hanesbrands, Inc.	63,456	1,842,128

Applications Software — 4.2%
Citrix Systems, Inc.†	24,536	2,008,026
Intuit, Inc.	16,922	1,707,261
Salesforce.com, Inc.†	32,554	2,467,593

		6,182,880

Auto-Cars/Light Trucks — 0.9%
Tesla Motors, Inc.†	5,699	1,372,091

Auto/Truck Parts & Equipment-Original — 1.2%
Delphi Automotive PLC	24,561	1,808,426

Beverages-Non-alcoholic — 4.4%
Coca-Cola Co.	88,937	3,984,378
PepsiCo, Inc.	22,874	2,355,107

		6,339,485

Brewery — 1.6%
Molson Coors Brewing Co., Class B	23,977	2,292,921

Cable/Satellite TV — 2.9%
Charter Communications, Inc., Class A†	8,577	1,820,382
Comcast Corp., Class A	40,185	2,441,641

		4,262,023

Chemicals-Diversified — 1.2%
Dow Chemical Co.	34,380	1,808,732

Coatings/Paint — 1.1%
Sherwin-Williams Co.	5,825	1,673,581

Computer Services — 1.1%
Cognizant Technology Solutions Corp., Class A†	26,760	1,561,981

Computers — 1.6%
Apple, Inc.	24,627	2,308,535

Cosmetics & Toiletries — 1.7%
Estee Lauder Cos., Inc., Class A	25,556	2,450,054

Dental Supplies & Equipment — 0.9%
DENTSPLY SIRONA, Inc.	22,924	1,366,270

Diagnostic Equipment — 1.8%
Danaher Corp.	26,610	2,574,518

E-Commerce/Products — 3.5%
Amazon.com, Inc.†	7,741	5,105,886

E-Commerce/Services — 1.7%
Priceline Group, Inc.†	1,824	2,450,836

Electronic Components-Semiconductors — 3.9%
Broadcom, Ltd.	15,518	2,261,748
Skyworks Solutions, Inc.	16,268	1,087,028
Texas Instruments, Inc.	40,820	2,328,373

		5,677,149

Enterprise Software/Service — 3.2%
Oracle Corp.	82,705	3,296,621
Workday, Inc., Class A†	19,116	1,433,318

		4,729,939

Finance-Consumer Loans — 1.2%
Synchrony Financial†	57,876	1,769,269

Finance-Credit Card — 3.0%
Visa, Inc., Class A	57,220	4,419,673

Finance-Other Services — 1.3%
Intercontinental Exchange, Inc.	8,216	1,972,086

Food-Misc./Diversified — 3.5%
ConAgra Foods, Inc.	60,021	2,674,536
Mondelez International, Inc., Class A	54,907	2,358,804

		5,033,340

Instruments-Controls — 2.6%
Honeywell International, Inc.	32,770	3,744,628

Insurance-Property/Casualty — 0.9%
Progressive Corp.	41,860	1,364,636

Internet Application Software — 0.9%
Splunk, Inc.†	24,821	1,290,196

Internet Content-Entertainment — 4.2%
Facebook, Inc., Class A†	51,798	6,090,409

Investment Management/Advisor Services — 2.4%
BlackRock, Inc.	5,370	1,913,492
Federated Investors, Inc., Class B	48,314	1,526,722

		3,440,214

Medical Instruments — 3.1%
Boston Scientific Corp.†	112,129	2,457,868
Medtronic PLC	26,139	2,068,902

		4,526,770

Medical-Biomedical/Gene — 1.8%
BioMarin Pharmaceutical, Inc.†	12,717	1,076,876
Vertex Pharmaceuticals, Inc.†	18,009	1,518,879

		2,595,755

Medical-Drugs — 5.3%
AbbVie, Inc.	51,825	3,161,325
Bristol-Myers Squibb Co.	37,683	2,719,959
Eli Lilly & Co.	23,425	1,769,290

		7,650,574

Medical-HMO — 3.0%
Centene Corp.†	28,642	1,774,658
UnitedHealth Group, Inc.	20,103	2,647,163

		4,421,821

Medical-Wholesale Drug Distribution — 1.1%
Cardinal Health, Inc.	20,839	1,635,028

Networking Products — 1.4%
Cisco Systems, Inc.	72,538	1,994,070

Oil Companies-Exploration & Production — 0.6%
Pioneer Natural Resources Co.	5,031	835,649

Oil-Field Services — 1.1%
Schlumberger, Ltd.	19,773	1,588,563

Retail-Building Products — 2.7%
Home Depot, Inc.	29,313	3,924,718

Retail-Jewelry — 1.1%
Tiffany & Co.	22,049	1,573,196

Retail-Major Department Stores — 1.6%
TJX Cos., Inc.	30,843	2,338,516

Retail-Perfume & Cosmetics — 1.5%
Ulta Salon Cosmetics & Fragrance, Inc.†	10,173	2,118,832

Retail-Restaurants — 2.3%
McDonald’s Corp.	26,227	3,317,453

Television — 1.4%
CBS Corp., Class B	36,801	2,057,544

Transport-Rail — 2.3%
Union Pacific Corp.	39,008	3,402,668

Web Portals/ISP — 5.1%
Alphabet, Inc., Class A†	4,778	3,382,251
Alphabet, Inc., Class C†	5,844	4,049,950

		7,432,201

Total Long-Term Investment Securities (cost $128,274,386)		142,394,750

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Time Deposits — 1.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/02/2016 (cost $2,418,000)	$2,418,000	2,418,000

TOTAL INVESTMENTS (cost $130,692,386)(1)	99.5%	144,812,750
Other assets less liabilities	0.5	758,679

NET ASSETS	100.0%	$145,571,429

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$142,394,750	$—	$—	$142,394,750
Short-Term Investment Securities	—	2,418,000	—	2,418,000

Total Investments at Value	$142,394,750	$2,418,000	$—	$144,812,750

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Massachusetts Investors Trust Port

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.3%
Aerospace/Defense-Equipment — 1.4%
United Technologies Corp.	139,995	$14,611,278

Agricultural Chemicals — 1.5%
Monsanto Co.	169,379	15,867,425

Apparel Manufacturers — 0.9%
VF Corp.	148,929	9,389,974

Athletic Footwear — 0.5%
NIKE, Inc., Class B	95,059	5,602,778

Banks-Commercial — 0.6%
BB&T Corp.	195,897	6,930,836

Banks-Fiduciary — 0.5%
State Street Corp.	88,472	5,511,806

Banks-Super Regional — 2.0%
Wells Fargo & Co.	418,769	20,930,075

Beverages-Wine/Spirits — 1.8%
Diageo PLC(1)	283,060	7,647,959
Pernod Ricard SA(1)	104,915	11,332,614

		18,980,573

Cable/Satellite TV — 1.9%
Comcast Corp., Class A	326,717	19,851,325

Coatings/Paint — 1.1%
Sherwin-Williams Co.	41,107	11,810,452

Commercial Services — 0.3%
Aramark	96,313	3,227,449

Computer Services — 4.4%
Accenture PLC, Class A	184,519	20,835,885
Cognizant Technology Solutions Corp., Class A†	348,869	20,363,484
Hewlett Packard Enterprise Co.	320,993	5,347,743

		46,547,112

Computers — 0.9%
Apple, Inc.	103,514	9,703,402

Computers-Memory Devices — 1.2%
EMC Corp.	495,361	12,933,876

Consulting Services — 0.7%
Gartner, Inc.†	90,968	7,929,681

Consumer Products-Misc. — 0.6%
Kimberly-Clark Corp.	47,665	5,967,181

Containers-Metal/Glass — 1.4%
Crown Holdings, Inc.†	285,142	15,101,120

Cosmetics & Toiletries — 2.2%
Colgate-Palmolive Co.	162,768	11,543,507
Estee Lauder Cos., Inc., Class A	52,710	5,053,308
Procter & Gamble Co.	81,111	6,498,613

		23,095,428

Data Processing/Management — 1.7%
Fidelity National Information Services, Inc.	277,329	18,248,248

Diagnostic Equipment — 6.2%
Abbott Laboratories	162,168	6,308,335
Danaher Corp.	348,959	33,761,783
Thermo Fisher Scientific, Inc.	180,295	26,007,554

		66,077,672

Distribution/Wholesale — 1.1%
WW Grainger, Inc.	50,856	11,926,749

Diversified Banking Institutions — 7.8%
Bank of America Corp.	1,546,339	22,514,696
Goldman Sachs Group, Inc.	110,964	18,210,302
JPMorgan Chase & Co.	553,463	34,978,861
Morgan Stanley	278,927	7,547,765

		83,251,624

Electric-Integrated — 1.1%
American Electric Power Co., Inc.	111,244	7,063,994
CMS Energy Corp.	110,108	4,479,193

		11,543,187

Electronic Components-Semiconductors — 2.5%
Broadcom, Ltd.	135,031	19,680,768
Texas Instruments, Inc.	122,025	6,960,306

		26,641,074

Electronic Forms — 0.8%
Adobe Systems, Inc.†	85,508	8,056,564

Engineering/R&D Services — 0.9%
Fluor Corp.	174,101	9,516,361

Finance-Credit Card — 6.2%
American Express Co.	262,997	17,207,894
MasterCard, Inc., Class A	191,160	18,540,608
Visa, Inc., Class A	393,987	30,431,556

		66,180,058

Finance-Other Services — 1.2%
Nasdaq, Inc.	214,647	13,245,866

Food-Misc./Diversified — 3.5%
Danone SA(1)	213,902	14,988,603
General Mills, Inc.	85,513	5,245,367
Mondelez International, Inc., Class A	397,952	17,096,018

		37,329,988

Home Decoration Products — 1.9%
Newell Rubbermaid, Inc.	454,921	20,717,102

Industrial Gases — 0.7%
Praxair, Inc.	61,269	7,196,657

Instruments-Controls — 1.7%
Honeywell International, Inc.	157,623	18,011,580

Insurance-Multi-line — 1.1%
Chubb, Ltd.	97,577	11,500,425

Investment Management/Advisor Services — 1.6%
BlackRock, Inc.	48,591	17,314,431

Medical Instruments — 2.1%
Medtronic PLC	164,921	13,053,497
St. Jude Medical, Inc.	122,391	9,326,194

		22,379,691

Medical Products — 1.3%
Stryker Corp.	130,913	14,270,826

Medical-Drugs — 6.3%
Allergan PLC†	53,615	11,610,864
Bristol-Myers Squibb Co.	178,880	12,911,558
Eli Lilly & Co.	201,333	15,206,682
Johnson & Johnson	206,614	23,157,297
Zoetis, Inc.	91,315	4,294,545

		67,180,946

Medical-Wholesale Drug Distribution — 1.0%
McKesson Corp.	62,921	10,559,402

Multimedia — 4.3%
Time Warner, Inc.	231,900	17,424,966
Twenty-First Century Fox, Inc., Class A	453,130	13,711,714
Walt Disney Co.	140,315	14,488,927

		45,625,607

Oil Companies-Exploration & Production — 2.0%
EOG Resources, Inc.	206,642	17,072,762
Occidental Petroleum Corp.	56,813	4,354,717

		21,427,479

Oil Field Machinery & Equipment — 0.4%
National Oilwell Varco, Inc.	119,855	4,319,574

Oil-Field Services — 2.1%
Schlumberger, Ltd.	283,542	22,779,764

Pipelines — 0.9%
Enterprise Products Partners LP	343,251	9,161,369

Private Equity — 0.5%
Blackstone Group LP	177,684	4,875,649

Real Estate Investment Trusts — 2.3%
American Tower Corp.	231,284	24,257,066

Retail-Apparel/Shoe — 1.5%
Ross Stores, Inc.	283,248	16,082,822

Retail-Auto Parts — 1.3%
AutoZone, Inc.†	18,718	14,323,575

Retail-Discount — 1.8%
Costco Wholesale Corp.	64,732	9,588,751
Target Corp.	128,308	10,200,486

		19,789,237

Textile-Apparel — 1.2%
LVMH Moet Hennessy Louis Vuitton SE(1)	77,889	12,916,240

Transport-Rail — 1.7%
Canadian National Railway Co.	292,439	18,002,545

Vitamins & Nutrition Products — 0.6%
Mead Johnson Nutrition Co.	74,740	6,513,591

Web Portals/ISP — 4.1%
Alphabet, Inc., Class A†	34,545	24,453,715
Alphabet, Inc., Class C†	27,722	19,211,623

		43,665,338

Total Common Stocks (cost $906,408,217)		1,058,880,078

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Electric-Integrated — 0.2%
Exelon Corp. 6.50% (cost $2,619,195)	51,771	2,508,823

Total Long-Term Investment Securities (cost $909,027,412)		1,061,388,901

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Time Deposits — 1.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/02/2016	$12,559,000	12,559,000

U.S. Government Agencies — 0.6%
Federal Home Loan Bank Disc. Notes 0.20% due 05/02/2016	6,742,000	6,741,962

Total Short-Term Investment Securities (cost $19,300,962)		19,300,962

TOTAL INVESTMENTS (cost $928,328,374)(2)	101.3%	1,080,689,863
Liabilities in excess of other assets	(1.3)	(13,657,463)

NET ASSETS	100.0%	$1,067,032,400

†	Non-income producing security
(1)	Security was valued using fair value procedures at April 30, 2016. The aggregate value of these securities was $46,885,416 representing 4.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April, 30 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,011,994,662	$46,885,416	**	$—	$1,058,880,078
Convertible Preferred Securities	2,508,823	—		—	2,508,823
Short-Term Investment Securities	—	19,300,962		—	19,300,962

Total Investments at Value	$1,014,503,485	$66,186,378		$—	$1,080,689,863

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 100.0%
Aerospace/Defense-Equipment — 1.4%
Harris Corp.	28,870	$2,309,889

Airlines — 1.2%
Delta Air Lines, Inc.	47,050	1,960,573

Applications Software — 2.7%
Salesforce.com, Inc.†	30,132	2,284,005
ServiceNow, Inc.†	30,370	2,170,848

		4,454,853

Athletic Footwear — 1.9%
NIKE, Inc., Class B	53,500	3,153,290

Beverages-Non-alcoholic — 4.0%
Dr Pepper Snapple Group, Inc.	36,540	3,321,852
Monster Beverage Corp.†	23,360	3,368,979

		6,690,831

Beverages-Wine/Spirits — 2.6%
Constellation Brands, Inc., Class A	27,900	4,354,074

Building-Heavy Construction — 0.9%
SBA Communications Corp., Class A†	13,860	1,428,134

Casino Hotels — 1.1%
Wynn Resorts, Ltd.	21,160	1,868,428

Coatings/Paint — 2.2%
Sherwin-Williams Co.	12,740	3,660,329

Commercial Services — 1.8%
Aramark	50,920	1,706,329
ServiceMaster Global Holdings, Inc.†	35,530	1,361,510

		3,067,839

Commercial Services-Finance — 2.7%
PayPal Holdings, Inc.†	81,240	3,182,983
S&P Global, Inc.	13,060	1,395,461

		4,578,444

Computer Services — 1.0%
Cognizant Technology Solutions Corp., Class A†	29,960	1,748,765

Computers — 3.9%
Apple, Inc.	68,858	6,454,749

Consulting Services — 1.1%
Verisk Analytics, Inc.†	24,000	1,861,920

Cosmetics & Toiletries — 0.9%
Procter & Gamble Co.	19,430	1,556,732

Data Processing/Management — 1.6%
Fidelity National Information Services, Inc.	39,450	2,595,810

Dental Supplies & Equipment — 1.0%
Align Technology, Inc.†	24,190	1,746,276

E-Commerce/Products — 4.0%
Amazon.com, Inc.†	10,214	6,737,052

Electronic Components-Semiconductors — 1.5%
Broadcom, Ltd.	17,730	2,584,147

Electronic Forms — 2.0%
Adobe Systems, Inc.†	34,680	3,267,550

Entertainment Software — 1.5%
Electronic Arts, Inc.†	39,920	2,469,052

Finance-Credit Card — 3.5%
Visa, Inc., Class A	74,980	5,791,455

Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	23,646	671,783

Finance-Other Services — 0.6%
Intercontinental Exchange, Inc.	4,401	1,056,372

Internet Application Software — 1.5%
Tencent Holdings, Ltd. ADR	125,690	2,551,507

Internet Content-Entertainment — 4.9%
Facebook, Inc., Class A†	70,090	8,241,182

Lighting Products & Systems — 1.3%
Acuity Brands, Inc.	8,820	2,151,110

Medical Instruments — 2.9%
Boston Scientific Corp.†	91,300	2,001,296
Intuitive Surgical, Inc.†	4,420	2,768,511

		4,769,807

Medical Products — 1.4%
Baxter International, Inc.	54,180	2,395,840

Medical-Biomedical/Gene — 3.3%
Alexion Pharmaceuticals, Inc.†	12,420	1,729,857
Biogen, Inc.†	4,740	1,303,453
Celgene Corp.†	12,382	1,280,423
Gilead Sciences, Inc.	13,158	1,160,667

		5,474,400

Medical-Drugs — 2.8%
Bristol-Myers Squibb Co.	64,840	4,680,151

Medical-HMO — 3.2%
UnitedHealth Group, Inc.	40,970	5,394,930

Networking Products — 1.1%
Palo Alto Networks, Inc.†	12,326	1,859,624

Retail-Apparel/Shoe — 1.3%
Coach, Inc.	53,140	2,139,948

Retail-Auto Parts — 1.8%
O’Reilly Automotive, Inc.†	11,110	2,918,375

Retail-Building Products — 3.7%
Home Depot, Inc.	46,430	6,216,513

Retail-Discount — 1.3%
Dollar General Corp.	27,070	2,217,304

Retail-Gardening Products — 1.3%
Tractor Supply Co.	23,630	2,236,816

Retail-Major Department Stores — 2.2%
TJX Cos., Inc.	48,050	3,643,151

Retail-Perfume & Cosmetics — 1.4%
Ulta Salon Cosmetics & Fragrance, Inc.†	11,170	2,326,488

Retail-Restaurants — 6.6%
McDonald’s Corp.	28,950	3,661,886
Starbucks Corp.	76,510	4,302,157
Yum! Brands, Inc.	37,520	2,985,091

		10,949,134

Telephone-Integrated — 1.1%
Zayo Group Holdings, Inc.†	70,662	1,834,385

Tobacco — 2.5%
Reynolds American, Inc.	83,880	4,160,448

Transport-Rail — 1.1%
Kansas City Southern	18,510	1,753,822

Transport-Truck — 1.1%
J.B. Hunt Transport Services, Inc.	21,150	1,752,912

Web Portals/ISP — 5.9%
Alphabet, Inc., Class A†	13,880	9,825,374

X-Ray Equipment — 0.8%
Hologic, Inc.†	40,170	1,349,310

Total Long-Term Investment Securities (cost $153,186,720)		166,910,878

REPURCHASE AGREEMENTS — 0.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 04/29/2016, to be repurchased 05/02/2016 in the amount of $1,201,001 and collateralized by $1,180,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $1,226,421 (cost $1,201,000)	$1,201,000	1,201,000

TOTAL INVESTMENTS (cost $154,387,720)(1)	100.7%	168,111,878
Liabilities in excess of other assets	(0.7)	(1,109,665)

NET ASSETS	100.0%	$167,002,213

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks	$166,910,878	$—	$—	$166,910,878
Repurchase Agreements	—	1,201,000	—	1,201,000

Total Investments at Value	$166,910,878	$1,201,000	$—	$168,111,878

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.9%
Aerospace/Defense — 1.6%
Northrop Grumman Corp.	28,529	$5,884,391
Spirit AeroSystems Holdings, Inc., Class A†	48,977	2,309,266

		8,193,657

Aerospace/Defense-Equipment — 1.0%
United Technologies Corp.	51,254	5,349,380

Agricultural Chemicals — 1.3%
Monsanto Co.	69,657	6,525,468

Agricultural Operations — 1.8%
Archer-Daniels-Midland Co.	143,402	5,727,476
Bunge, Ltd.	58,056	3,628,500

		9,355,976

Airlines — 1.5%
Delta Air Lines, Inc.	91,154	3,798,387
United Continental Holdings, Inc.†	89,091	4,081,259

		7,879,646

Apparel Manufacturers — 1.0%
Michael Kors Holdings, Ltd.†	99,078	5,118,369

Applications Software — 3.0%
Intuit, Inc.	66,195	6,678,413
Microsoft Corp.	112,341	5,602,446
Salesforce.com, Inc.†	39,619	3,003,120

		15,283,979

Athletic Footwear — 1.2%
NIKE, Inc., Class B	106,886	6,299,861

Auto/Truck Parts & Equipment-Original — 0.4%
Lear Corp.	19,188	2,209,114

Beverages-Non-alcoholic — 1.2%
Coca-Cola Co.	88,865	3,981,152
PepsiCo, Inc.	18,668	1,922,057

		5,903,209

Building & Construction Products-Misc. — 1.0%
Owens Corning	107,111	4,934,604

Cable/Satellite TV — 3.1%
Charter Communications, Inc., Class A†	15,671	3,326,013
Comcast Corp., Class A	155,970	9,476,737
Time Warner Cable, Inc.	13,558	2,875,788

		15,678,538

Chemicals-Diversified — 1.4%
LyondellBasell Industries NV, Class A	84,007	6,944,859

Coatings/Paint — 1.2%
Sherwin-Williams Co.	20,653	5,933,813

Commercial Services — 0.7%
ServiceMaster Global Holdings, Inc.†	92,297	3,536,821

Commercial Services-Finance — 2.6%
FleetCor Technologies, Inc.†	46,038	7,121,158
Global Payments, Inc.	85,936	6,202,860

		13,324,018

Computer Services — 2.8%
Accenture PLC, Class A	63,971	7,223,605
Cognizant Technology Solutions Corp., Class A†	123,591	7,214,007

		14,437,612

Computers — 4.7%
Apple, Inc.	254,296	23,837,707

Cosmetics & Toiletries — 1.1%
Estee Lauder Cos., Inc., Class A	58,110	5,571,006

Cruise Lines — 1.7%
Carnival Corp.	106,374	5,217,645
Norwegian Cruise Line Holdings, Ltd.†	75,460	3,689,239

		8,906,884

Data Processing/Management — 0.8%
Fidelity National Information Services, Inc.	65,659	4,320,362

Diagnostic Equipment — 1.3%
Thermo Fisher Scientific, Inc.	45,397	6,548,517

Disposable Medical Products — 0.4%
STERIS PLC	27,618	1,951,764

Diversified Banking Institutions — 1.0%
JPMorgan Chase & Co.	79,280	5,010,496

Diversified Manufacturing Operations — 1.0%
Textron, Inc.	134,057	5,185,325

E-Commerce/Products — 3.7%
Amazon.com, Inc.†	28,462	18,773,251

E-Commerce/Services — 1.6%
Priceline Group, Inc.†	6,254	8,403,250

Electric-Integrated — 0.5%
AES Corp.	206,379	2,303,190

Electronic Components-Semiconductors — 1.4%
Broadcom, Ltd.	48,374	7,050,510

Electronic Forms — 0.6%
Adobe Systems, Inc.†	34,492	3,249,836

Entertainment Software — 2.6%
Activision Blizzard, Inc.	131,300	4,525,911
Electronic Arts, Inc.†	104,436	6,459,366
Take-Two Interactive Software, Inc.†	68,699	2,348,132

		13,333,409

Finance-Credit Card — 2.3%
Discover Financial Services	94,531	5,319,259
Visa, Inc., Class A	81,462	6,292,125

		11,611,384

Food-Meat Products — 1.7%
Tyson Foods, Inc., Class A	130,020	8,557,916

Food-Misc./Diversified — 0.9%
General Mills, Inc.	36,124	2,215,846
Mondelez International, Inc., Class A	58,820	2,526,907

		4,742,753

Insurance-Life/Health — 0.6%
Prudential Financial, Inc.	36,432	2,828,580

Insurance-Multi-line — 0.5%
MetLife, Inc.	54,635	2,464,039

Internet Content-Entertainment — 3.5%
Facebook, Inc., Class A†	149,765	17,609,369

Machinery-General Industrial — 1.2%
Roper Technologies, Inc.	33,866	5,963,464

Medical-Biomedical/Gene — 4.5%
Alexion Pharmaceuticals, Inc.†	19,442	2,707,882
Celgene Corp.†	89,116	9,215,486

Gilead Sciences, Inc.	126,211	11,133,072

		23,056,440

Medical-Drugs — 4.9%
Bristol-Myers Squibb Co.	142,057	10,253,674
Eli Lilly & Co.	118,219	8,929,081
Merck & Co., Inc.	100,787	5,527,159

		24,709,914

Medical-HMO — 0.7%
Molina Healthcare, Inc.†	64,897	3,359,069

Medical-Hospitals — 1.6%
Community Health Systems, Inc.†	101,772	1,941,810
HCA Holdings, Inc.†	80,040	6,452,825

		8,394,635

Medical-Wholesale Drug Distribution — 0.5%
McKesson Corp.	13,724	2,303,162

Multimedia — 0.6%
Walt Disney Co.	30,277	3,126,403

Networking Products — 0.7%
Cisco Systems, Inc.	122,543	3,368,707

Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	55,449	2,166,947

Real Estate Investment Trusts — 2.2%
American Tower Corp.	36,344	3,811,759
Equity LifeStyle Properties, Inc.	31,530	2,159,490
Extra Space Storage, Inc.	63,673	5,409,021

		11,380,270

Real Estate Management/Services — 0.5%
Realogy Holdings Corp.†	70,779	2,529,641

Resort/Theme Parks — 0.5%
Vail Resorts, Inc.	21,487	2,785,575

Retail-Apparel/Shoe — 1.3%
American Eagle Outfitters, Inc.	241,409	3,454,563
Ross Stores, Inc.	54,955	3,120,345

		6,574,908

Retail-Auto Parts — 1.7%
AutoZone, Inc.†	11,001	8,418,295

Retail-Building Products — 0.6%
Home Depot, Inc.	21,989	2,944,107

Retail-Computer Equipment — 0.5%
GameStop Corp., Class A	84,833	2,782,522

Retail-Consumer Electronics — 1.0%
Best Buy Co., Inc.	155,874	5,000,438

Retail-Discount — 1.1%
Target Corp.	68,352	5,433,984

Retail-Drug Store — 1.8%
CVS Health Corp.	91,531	9,198,865

Retail-Restaurants — 3.0%
Brinker International, Inc.	110,005	5,095,432
Domino’s Pizza, Inc.	41,745	5,046,136
Yum! Brands, Inc.	64,547	5,135,359

		15,276,927

Telephone-Integrated — 2.7%
Verizon Communications, Inc.	272,473	13,879,775

Tobacco — 2.8%
Altria Group, Inc.	94,538	5,928,478
Philip Morris International, Inc.	84,703	8,311,058

		14,239,536

Transport-Rail — 0.4%
Union Pacific Corp.	21,682	1,891,321

Transport-Services — 0.7%
FedEx Corp.	20,372	3,363,621

Web Portals/ISP — 3.3%
Alphabet, Inc., Class A†	10,716	7,585,642
Alphabet, Inc., Class C†	13,595	9,421,471

		17,007,113

X-Ray Equipment — 1.0%
Hologic, Inc.†	150,323	5,049,350

Total Long-Term Investment Securities (cost $471,885,174)		503,373,461

SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Agencies — 0.4%
Federal Home Loan Bank Disc. Notes 0.20% due 05/02/2016 (cost $1,841,990)	$1,842,000	1,841,990

TOTAL INVESTMENTS (cost $473,727,164)(1)	99.3%	505,215,451
Other assets less liabilities	0.7	3,542,464

NET ASSETS	100.0%	$508,757,915

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$503,373,461	$—	$—	$503,373,461
Short-Term Investment Securities	—	1,841,990	—	1,841,990

Total Investments at Value	$503,373,461	$1,841,990	$—	$505,215,451

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.4%
Casino Services — 0.4%
Gaming and Leisure Properties, Inc.	48,700	$1,596,873

Hotels/Motels — 1.0%
Hilton Worldwide Holdings, Inc.	173,400	3,823,470

Real Estate Investment Trusts — 97.0%
Acadia Realty Trust	3,800	128,060
Agree Realty Corp.	90,000	3,490,200
Alexandria Real Estate Equities, Inc.	34,771	3,231,964
Ashford Hospitality Prime, Inc.	144,495	1,616,899
AvalonBay Communities, Inc.	45,825	8,101,402
Boston Properties, Inc.	153,742	19,811,194
Brixmor Property Group, Inc.	58,300	1,472,075
Cedar Realty Trust, Inc.	572,681	3,962,953
Chesapeake Lodging Trust	67,000	1,650,210
CoreSite Realty Corp.	162,900	12,206,097
Cousins Properties, Inc.	209,402	2,167,311
DCT Industrial Trust, Inc.	295,625	11,934,381
Douglas Emmett, Inc.	41,992	1,362,640
DuPont Fabros Technology, Inc.	155,500	6,192,010
Empire State Realty Trust, Inc., Class A	456,600	8,451,666
Equinix, Inc.	12,900	4,261,515
Equity LifeStyle Properties, Inc.	24,706	1,692,114
Equity Residential	108,554	7,389,271
Essex Property Trust, Inc.	58,913	12,987,371
Extra Space Storage, Inc.	182,184	15,476,531
Federal Realty Investment Trust	72,259	10,989,149
FelCor Lodging Trust, Inc.	1,036,572	7,421,856
Forest City Realty Trust, Inc., Class A	286,791	5,959,517
General Growth Properties, Inc.	150,300	4,212,909
GEO Group, Inc.	86,800	2,780,204
Healthcare Realty Trust, Inc.	346,700	10,498,076
Healthcare Trust of America, Inc., Class A	74,910	2,164,150
Host Hotels & Resorts, Inc.	358,887	5,677,592
Kite Realty Group Trust	82,634	2,250,124
Liberty Property Trust	91,600	3,196,840
Macerich Co.	50,100	3,811,608
Mack-Cali Realty Corp.	638,900	16,330,284
Medical Properties Trust, Inc.	137,990	1,836,647
MGM Growth Properties LLC, Class A†	24,200	534,094
Mid-America Apartment Communities, Inc.	118,800	11,370,348
National Retail Properties, Inc.	90,400	3,955,904
New York REIT, Inc.	97,500	958,425
Outfront Media, Inc.	193,600	4,199,184
Parkway Properties, Inc.	235,000	3,865,750
Pennsylvania Real Estate Investment Trust	71,800	1,647,092
Prologis, Inc.	47,867	2,173,640
Public Storage	54,342	13,303,465
Ramco-Gershenson Properties Trust	179,500	3,178,945
Sabra Health Care REIT, Inc.	302,465	6,378,987
Simon Property Group, Inc.	191,369	38,497,702
SL Green Realty Corp.	47,367	4,977,324
STORE Capital Corp.	401,200	10,298,804
Sun Communities, Inc.	65,700	4,459,059
Taubman Centers, Inc.	25,900	1,798,755
Terreno Realty Corp.	176,636	4,022,002
UDR, Inc.	389,700	13,608,324
Urban Edge Properties	407,350	10,566,659
Ventas, Inc.	297,845	18,502,131
VEREIT, Inc.	1,288,700	11,443,656
Welltower, Inc.	71,064	4,933,263
WP Carey, Inc.	76,781	4,690,551

		384,078,884

Total Long-Term Investment Securities (cost $352,333,015)		389,499,227

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Time Deposits — 1.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/02/2016 (cost $6,993,000)	$6,993,000	6,993,000

TOTAL INVESTMENTS (cost $359,326,015)(1)	100.2%	396,492,227
Liabilities in excess of other assets	(0.2)	(669,434)

NET ASSETS	100.0%	$395,822,793

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$389,499,227	$—	$—	$389,499,227
Short-Term Investment Securities	—	6,993,000	—	6,993,000

Total Investments at Value	$389,499,227	$6,993,000	$—	$396,492,227

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.4%
Aerospace/Defense — 1.7%
Cubic Corp.	92,100	$3,828,597
Esterline Technologies Corp.†	50,200	3,446,732

		7,275,329

Aerospace/Defense-Equipment — 2.5%
AAR Corp.	449,400	10,803,576

Agricultural Operations — 0.2%
GrainCorp., Ltd., Class A(1)	140,939	876,886

Airlines — 0.6%
Spirit Airlines, Inc.†	63,300	2,780,769

Banks-Commercial — 4.9%
BNC Bancorp	15,900	355,524
Chemical Financial Corp.	255,700	9,834,222
Columbia Banking System, Inc.	113,200	3,338,268
Lakeland Financial Corp.	104,800	4,955,992
Peoples Bancorp, Inc.	86,000	1,848,140
TrustCo Bank Corp.	133,956	858,658

		21,190,804

Batteries/Battery Systems — 1.7%
EnerSys	124,600	7,272,902

Building & Construction Products-Misc. — 5.0%
Armstrong Flooring, Inc.†	62,900	915,824
Drew Industries, Inc.	146,500	9,497,595
Gibraltar Industries, Inc.†	199,800	5,284,710
Simpson Manufacturing Co., Inc.	156,500	5,884,400

		21,582,529

Building Products-Doors & Windows — 0.7%
Griffon Corp.	177,868	2,812,093

Building Products-Wood — 2.2%
Universal Forest Products, Inc.	123,782	9,487,890

Building-Heavy Construction — 2.0%
Granite Construction, Inc.	198,800	8,864,492

Building-Mobile Home/Manufactured Housing — 1.9%
Thor Industries, Inc.	99,840	6,391,757
Winnebago Industries, Inc.	82,500	1,785,300

		8,177,057

Building-Residential/Commercial — 1.1%
M/I Homes, Inc.†	245,600	4,936,560

Chemicals-Diversified — 2.0%
Axiall Corp.	364,200	8,576,910

Chemicals-Plastics — 0.7%
A. Schulman, Inc.	1,688	47,078
Landec Corp.†	272,500	3,065,625

		3,112,703

Chemicals-Specialty — 5.7%
H.B. Fuller Co.	198,200	8,863,504
Minerals Technologies, Inc.	45,000	2,695,500
Sensient Technologies Corp.	160,400	10,786,900
Stepan Co.	42,500	2,604,825

		24,950,729

Coatings/Paint — 0.6%
RPM International, Inc.	54,700	2,763,991

Consulting Services — 0.8%
Huron Consulting Group, Inc.†	60,200	3,347,722

Consumer Products-Misc. — 0.2%
Helen of Troy, Ltd.†	7,200	716,616

Containers-Metal/Glass — 3.0%
Gerresheimer AG(1)	174,400	12,959,634

Disposable Medical Products — 2.2%
STERIS PLC	133,400	9,427,378

Diversified Manufacturing Operations — 1.6%
Carlisle Cos., Inc.	67,800	6,908,820

Electric-Integrated — 2.8%
IDACORP, Inc.	168,611	12,263,078

Electronic Components-Misc. — 0.2%
Gentex Corp.	41,400	664,056

Electronic Design Automation — 0.9%
Mentor Graphics Corp.	202,100	4,033,916

Engineering/R&D Services — 1.5%
EMCOR Group, Inc.	132,300	6,413,904

Environmental Monitoring & Detection — 0.6%
MSA Safety, Inc.	55,623	2,674,910

Food-Meat Products — 3.1%
Maple Leaf Foods, Inc.	651,600	13,492,124

Food-Misc./Diversified — 0.3%
AGT Food & Ingredients, Inc.	28,500	921,304
Dairy Crest Group PLC	30,100	248,491

		1,169,795

Footwear & Related Apparel — 1.2%
Crocs, Inc.†	620,100	5,177,835

Gas-Distribution — 2.6%
Spire, Inc.	178,400	11,410,464

Gold Mining — 2.1%
Detour Gold Corp.†	257,900	5,531,274
OceanaGold Corp.	1,053,700	3,770,712

		9,301,986

Home Furnishings — 1.0%
Hooker Furniture Corp.	49,700	1,232,560
La-Z-Boy, Inc.	121,600	3,145,792

		4,378,352

Instruments-Controls — 0.2%
Watts Water Technologies, Inc., Class A	14,000	782,180

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	42,700	1,965,908

Insurance-Multi-line — 1.3%
Old Republic International Corp.	315,000	5,824,350

Insurance-Property/Casualty — 1.2%
Hanover Insurance Group, Inc.	59,200	5,076,992

Insurance-Reinsurance — 3.4%
Aspen Insurance Holdings, Ltd.	186,700	8,653,545
Endurance Specialty Holdings, Ltd.	35,559	2,275,065
Validus Holdings, Ltd.	78,558	3,620,738

		14,549,348

Machinery-Construction & Mining — 2.7%
Astec Industries, Inc.	244,300	11,824,120

Machinery-Electrical — 2.3%
Franklin Electric Co., Inc.	50,700	1,601,613
Regal Beloit Corp.	133,100	8,574,302

		10,175,915

Machinery-Farming — 0.8%
Lindsay Corp.	46,700	3,570,682

Medical Products — 3.8%
Hill-Rom Holdings, Inc.	153,700	7,431,395
Invacare Corp.	211,600	2,378,384
Teleflex, Inc.	41,700	6,496,026

		16,305,805

Metal Processors & Fabrication — 1.9%
Mueller Industries, Inc.	261,700	8,259,252

Miscellaneous Manufacturing — 1.1%
AptarGroup, Inc.	16,600	1,261,600
Hillenbrand, Inc.	117,800	3,570,518

		4,832,118

Oil Companies-Exploration & Production — 2.0%
Energen Corp.	102,600	4,359,474
Unit Corp.†	344,600	4,362,636

		8,722,110

Oil-Field Services — 3.0%
Helix Energy Solutions Group, Inc.†	273,000	2,355,990
Hunting PLC(1)	739,927	3,986,265
Oil States International, Inc.†	196,900	6,820,616

		13,162,871

Real Estate Investment Trusts — 4.0%
Brandywine Realty Trust	338,200	5,056,090
LTC Properties, Inc.	266,500	12,362,935

		17,419,025

Recreational Vehicles — 1.6%
BRP, Inc.†	375,300	5,967,351
Brunswick Corp.	19,600	941,388

		6,908,739

Rental Auto/Equipment — 0.8%
McGrath RentCorp	141,510	3,450,014

Retail-Apparel/Shoe — 3.2%
Caleres, Inc.	158,800	4,003,348
Cato Corp., Class A	140,200	5,129,918
Genesco, Inc.†	71,700	4,960,206

		14,093,472

Retail-Leisure Products — 0.3%
West Marine, Inc.†	137,500	1,377,750

Retail-Restaurants — 0.3%
Brinker International, Inc.	27,700	1,283,064

Savings & Loans/Thrifts — 0.9%
EverBank Financial Corp.	265,400	4,002,232

Semiconductor Equipment — 2.7%
Cohu, Inc.	161,000	1,861,160
MKS Instruments, Inc.	201,100	7,211,446
Photronics, Inc.†	257,200	2,721,176

		11,793,782

Steel Pipe & Tube — 0.6%
Mueller Water Products, Inc., Class A	245,900	2,643,425

Steel-Producers — 0.4%
Carpenter Technology Corp.	53,100	1,880,271

Transport-Truck — 0.5%
Saia, Inc.†	74,400	2,151,648

Vitamins & Nutrition Products — 0.1%
Omega Protein Corp.†	26,400	490,776

Water — 0.2%
Connecticut Water Service, Inc.	22,800	1,072,056

Total Common Stocks (cost $385,755,313)		423,423,715

U.S. CORPORATE BONDS & NOTES — 0.6%
Oil Companies-Exploration & Production — 0.6%
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021 (cost $3,407,490)	$3,675,000	2,489,812

Total Long-Term Investment Securities (cost $389,162,803)		425,913,527

SHORT-TERM INVESTMENT SECURITIES — 1.3%
U.S. Government Agencies — 1.3%
Federal Home Loan Bank Disc Notes 0.20% due 05/02/2016 (cost $5,554,969)	5,555,000	5,555,000

REPURCHASE AGREEMENTS — 0.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 04/29/2016, to be repurchased 05/02/2016 in the amount of $1,809,002 and collateralized by $1,810,000 of United States Treasury Notes, bearing interest at 1.50% due 11/30/2019 and having an approximate value of $1,847,786 (cost $1,809,000)	1,809,000	1,809,000

TOTAL INVESTMENTS (cost $396,526,772) (3)	99.7%	433,277,527
Other assets less liabilities	0.3	1,365,057

NET ASSETS —	100.0%	$434,642,584

†	Non-income producing security
(1)	Security was valued using fair value procedures at April 30, 2016. The aggregate value of these securities was $17,822,785 representing 4.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$405,600,930	$17,822,785	**	$—	$423,423,715
U.S. Corporate Bonds & Notes	—	2,489,812		—	2,489,812
Short-Term Investment Securities	—	5,555,000		—	5,555,000
Repurchase Agreements	—	1,809,000		—	1,809,000

Total Investments at Value	$405,600,930	$27,676,597		$—	$433,277,527

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.9%
Aerospace/Defense-Equipment — 1.7%
Harris Corp.	76,000	$6,080,760

Airlines — 2.4%
Delta Air Lines, Inc.	66,900	2,787,723
Southwest Airlines Co.	126,300	5,634,243

		8,421,966

Apparel Manufacturers — 1.6%
Gildan Activewear, Inc.	115,494	3,587,244
VF Corp.	35,800	2,257,190

		5,844,434

Applications Software — 1.7%
ServiceNow, Inc.†	57,900	4,138,692
Tableau Software, Inc., Class A†	39,000	2,016,300

		6,154,992

Auto-Cars/Light Trucks — 0.5%
Tesla Motors, Inc.†	7,200	1,733,472

Auto/Truck Parts & Equipment-Original — 1.4%
Mobileye NV†	59,500	2,269,925
WABCO Holdings, Inc.†	22,500	2,523,600

		4,793,525

Banks-Commercial — 2.5%
East West Bancorp, Inc.	90,000	3,374,100
Signature Bank†	40,300	5,554,549

		8,928,649

Beverages-Non-alcoholic — 1.2%
Monster Beverage Corp.†	30,000	4,326,600

Building & Construction Products-Misc. — 1.7%
Fortune Brands Home & Security, Inc.	108,200	5,995,362

Building Products-Air & Heating — 1.5%
Lennox International, Inc.	40,600	5,478,970

Building Products-Cement — 2.3%
Eagle Materials, Inc.	53,300	3,950,596
Vulcan Materials Co.	39,500	4,251,385

		8,201,981

Building-Residential/Commercial — 0.6%
Toll Brothers, Inc.†	83,200	2,271,360

Chemicals-Diversified — 1.0%
PPG Industries, Inc.	33,200	3,664,948

Coatings/Paint — 1.5%
Sherwin-Williams Co.	19,100	5,487,621

Commercial Services — 2.1%
Aramark	122,000	4,088,220
CoStar Group, Inc.†	16,800	3,314,808

		7,403,028

Commercial Services-Finance — 6.1%
Equifax, Inc.	30,800	3,703,700
Global Payments, Inc.	23,300	1,681,794
S&P Global, Inc.	80,300	8,580,055
Sabre Corp.	71,600	2,072,820
Vantiv, Inc., Class A†	107,300	5,852,142

		21,890,511

Computers-Integrated Systems — 0.6%
VeriFone Systems, Inc.†	74,700	2,125,962

Consulting Services — 1.1%
Gartner, Inc.†	46,600	4,062,122

Cruise Lines — 1.2%
Norwegian Cruise Line Holdings, Ltd.†	89,541	4,377,659

Dental Supplies & Equipment — 1.4%
DENTSPLY SIRONA, Inc.	82,021	4,888,452

Distribution/Wholesale — 2.7%
HD Supply Holdings, Inc.†	178,000	6,101,840
Watsco, Inc.	26,900	3,617,243

		9,719,083

Diversified Manufacturing Operations — 1.8%
A.O. Smith Corp.	25,600	1,976,832
Carlisle Cos., Inc.	44,400	4,524,360

		6,501,192

E-Commerce/Products — 0.5%
Wayfair, Inc., Class A†	51,200	1,932,800

E-Commerce/Services — 0.6%
TripAdvisor, Inc.†	32,900	2,125,011

Electronic Components-Semiconductors — 1.4%
Broadcom, Ltd.	22,200	3,235,650
Cavium, Inc.†	35,700	1,762,509

		4,998,159

Electronic Connectors — 1.8%
Amphenol Corp., Class A	113,500	6,336,705

Electronic Measurement Instruments — 0.5%
FLIR Systems, Inc.	53,900	1,628,319

Energy-Alternate Sources — 0.3%
SolarCity Corp.†	35,100	1,064,232

Enterprise Software/Service — 3.1%
Atlassian Corp PLC, Class A†	65,900	1,526,903
Guidewire Software, Inc.†	44,400	2,529,468
Inovalon Holdings, Inc., Class A†	96,479	1,649,791
Veeva Systems, Inc., Class A†	101,700	2,797,767
Workday, Inc., Class A†	35,900	2,691,782

		11,195,711

Entertainment Software — 2.2%
Electronic Arts, Inc.†	125,100	7,737,435

Finance-Investment Banker/Broker — 1.9%
Lazard, Ltd., Class A	88,760	3,199,798
TD Ameritrade Holding Corp.	122,800	3,663,124

		6,862,922

Food-Meat Products — 0.7%
Tyson Foods, Inc., Class A	36,600	2,409,012

Food-Retail — 0.9%
Sprouts Farmers Market, Inc.†	117,500	3,298,225

Hazardous Waste Disposal — 1.1%
Stericycle, Inc.†	41,360	3,952,362

Hotels/Motels — 1.7%
Hilton Worldwide Holdings, Inc.	274,900	6,061,545

Internet Application Software — 0.8%
Splunk, Inc.†	54,000	2,806,920

Internet Content-Entertainment — 0.7%
Netflix, Inc.†	28,150	2,534,344

Investment Companies — 0.9%
Oaktree Capital Group LLC	65,300	3,154,643

Investment Management/Advisor Services — 1.5%
Affiliated Managers Group, Inc.†	31,100	5,296,952

Lighting Products & Systems — 2.2%
Acuity Brands, Inc.	31,400	7,658,146

Machinery-General Industrial — 1.3%
Middleby Corp.†	42,200	4,626,808

Medical Instruments — 0.8%
Edwards Lifesciences Corp.†	26,500	2,814,565

Medical-Biomedical/Gene — 3.8%
BioMarin Pharmaceutical, Inc.†	38,700	3,277,116
Illumina, Inc.†	24,820	3,350,452
Intercept Pharmaceuticals, Inc.†	13,100	1,974,694
Kite Pharma, Inc.†	51,400	2,378,792
Vertex Pharmaceuticals, Inc.†	30,200	2,547,068

		13,528,122

Medical-Drugs — 1.1%
Jazz Pharmaceuticals PLC†	26,546	4,000,482

Medical-HMO — 1.9%
Centene Corp.†	52,400	3,246,704
Humana, Inc.	19,820	3,509,527

		6,756,231

Medical-Hospitals — 1.4%
Acadia Healthcare Co., Inc.†	79,700	5,036,243

Medical-Wholesale Drug Distribution — 0.7%
Premier, Inc., Class A†	72,000	2,434,320

Networking Products — 1.9%
Arista Networks, Inc.†	47,400	3,157,788
Palo Alto Networks, Inc.†	22,900	3,454,923

		6,612,711

Non-Hazardous Waste Disposal — 2.2%
Waste Connections, Inc.	115,000	7,737,200

Oil Companies-Exploration & Production — 2.0%
Concho Resources, Inc.†	48,000	5,576,160
Range Resources Corp.	36,900	1,627,659

		7,203,819

Physicians Practice Management — 1.0%
Envision Healthcare Holdings, Inc.†	163,100	3,690,953

Real Estate Management/Services — 1.8%
CBRE Group, Inc., Class A†	213,300	6,320,079

Retail-Apparel/Shoe — 2.4%
L Brands, Inc.	40,900	3,202,061
Ross Stores, Inc.	94,800	5,382,744

		8,584,805

Retail-Auto Parts — 1.5%
O’Reilly Automotive, Inc.†	20,900	5,490,012

Retail-Convenience Store — 0.6%
Casey’s General Stores, Inc.	17,700	1,982,400

Retail-Discount — 2.2%
Dollar General Corp.	97,500	7,986,225

Retail-Gardening Products — 1.1%
Tractor Supply Co.	39,300	3,720,138

Retail-Misc./Diversified — 0.5%
Sally Beauty Holdings, Inc.†	60,000	1,884,000

Retail-Perfume & Cosmetics — 1.5%
Ulta Salon Cosmetics & Fragrance, Inc.†	25,400	5,290,312

Retail-Restaurants — 0.6%
Chipotle Mexican Grill, Inc.†	5,200	2,189,044

Semiconductor Components-Integrated Circuits — 1.3%
NXP Semiconductors NV†	52,500	4,477,200

Semiconductor Equipment — 0.8%
Lam Research Corp.	38,100	2,910,840

Textile-Home Furnishings — 2.6%
Mohawk Industries, Inc.†	47,900	9,226,977

Transport-Truck — 0.7%
Old Dominion Freight Line, Inc.†	38,200	2,523,110

Web Hosting/Design — 0.8%
GoDaddy, Inc., Class A†	88,000	2,672,560

Total Long-Term Investment Securities (cost $333,763,614)		349,105,248

REPURCHASE AGREEMENTS — 2.3%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 04/29/2016, to be repurchased 05/02/2016 in the amount of $8,269,007 and collateralized by $8,120,000 of United States Treasury Notes, bearing interest at 2.13%, due 09/30/2021 and having an approximate value of $8,439,441. (cost $8,269,000)	$8,269,000	8,269,000

TOTAL INVESTMENTS (cost $342,032,614) (1)	100.2%	357,374,248
Liabilities in excess of other assets	(0.2)	(646,766)

NET ASSETS	100.0%	$356,727,482

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$349,105,248	$—	$—	$349,105,248
Repurchase Agreements	—	8,269,000	—	8,269,000

Total Investments at Value	$349,105,248	$8,269,000	$—	$357,374,248

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust

Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.7%
Aerospace/Defense-Equipment — 2.4%
Harris Corp.	19,000	$1,520,190
Orbital ATK, Inc.	19,000	1,653,000

		3,173,190

Airlines — 1.3%
Spirit Airlines, Inc.†	38,280	1,681,640

Apparel Manufacturers — 0.8%
Columbia Sportswear Co.	17,662	1,034,463

Applications Software — 6.6%
HubSpot, Inc.†	32,290	1,430,124
Imperva, Inc.†	23,617	1,097,718
Paycom Software, Inc.†	69,567	2,658,155
ServiceNow, Inc.†	30,920	2,210,162
Tableau Software, Inc., Class A†	23,243	1,201,663

		8,597,822

Auction Houses/Art Dealers — 1.9%
KAR Auction Services, Inc.	66,909	2,515,778

Auto/Truck Parts & Equipment-Original — 1.9%
Gentherm, Inc.†	31,808	1,168,626
WABCO Holdings, Inc.†	11,910	1,335,826

		2,504,452

Beverages-Wine/Spirits — 1.5%
Constellation Brands, Inc., Class A	12,050	1,880,523

Building Products-Cement — 1.6%
Vulcan Materials Co.	18,930	2,037,436

Building Products-Doors & Windows — 1.0%
Masonite International Corp.†	19,691	1,332,293

Building Products-Wood — 0.1%
Masco Corp.	4,044	124,191

Coatings/Paint — 1.1%
Axalta Coating Systems, Ltd.†	52,025	1,481,152

Commercial Services — 6.7%
Aramark	75,950	2,545,084
CoStar Group, Inc.†	15,660	3,089,875
ServiceMaster Global Holdings, Inc.†	80,135	3,070,773

		8,705,732

Commercial Services-Finance — 8.8%
Euronet Worldwide, Inc.†	31,195	2,405,134
LendingTree, Inc.†	11,450	1,024,432
SEI Investments Co.	47,650	2,291,012
TransUnion†	45,015	1,348,199
Vantiv, Inc., Class A†	34,189	1,864,668
WEX, Inc.†	26,230	2,478,473

		11,411,918

Computer Data Security — 0.4%
SecureWorks Corp., Class A†	42,886	571,670

Computer Services — 1.7%
EPAM Systems, Inc.†	30,597	2,231,439

Containers-Metal/Glass — 0.4%
Ball Corp.	7,619	543,844

Data Processing/Management — 1.7%
Broadridge Financial Solutions, Inc.	36,360	2,175,782

Dental Supplies & Equipment — 1.8%
Align Technology, Inc.†	31,470	2,271,819

Distribution/Wholesale — 2.7%
HD Supply Holdings, Inc.†	64,250	2,202,490
Pool Corp.	15,490	1,353,981

		3,556,471

Diversified Manufacturing Operations — 3.0%
A.O. Smith Corp.	28,230	2,179,921
Carlisle Cos., Inc.	17,140	1,746,566

		3,926,487

Drug Delivery Systems — 1.2%
DexCom, Inc.†	23,125	1,488,788

Electronic Measurement Instruments — 1.1%
FLIR Systems, Inc.	48,960	1,479,082

Electronic Security Devices — 2.1%
Allegion PLC	42,510	2,782,280

Enterprise Software/Service — 4.0%
Guidewire Software, Inc.†	34,410	1,960,338
Tyler Technologies, Inc.†	16,870	2,469,937
Veeva Systems, Inc., Class A†	26,426	726,979

		5,157,254

Entertainment Software — 1.6%
Take-Two Interactive Software, Inc.†	59,770	2,042,939

Finance-Investment Banker/Broker — 2.3%
Evercore Partners, Inc., Class A	31,880	1,646,283
Raymond James Financial, Inc.	24,920	1,300,077

		2,946,360

Finance-Leasing Companies — 0.9%
Air Lease Corp.	37,940	1,156,411

Health Care Cost Containment — 1.0%
HealthEquity, Inc.†	50,325	1,265,674

Industrial Automated/Robotic — 0.9%
Cognex Corp.	31,400	1,115,642

Lighting Products & Systems — 1.4%
Acuity Brands, Inc.	7,491	1,826,980

Machinery-General Industrial — 1.0%
Wabtec Corp.	15,010	1,244,779

Medical Instruments — 1.4%
Integra LifeSciences Holdings Corp.†	25,426	1,800,669

Medical Products — 2.4%
Intersect ENT, Inc.†	42,997	862,090
Nevro Corp.†	21,530	1,447,893
Teleflex, Inc.	5,513	858,815

		3,168,798

Medical-Biomedical/Gene — 4.6%
Alnylam Pharmaceuticals, Inc.†	13,188	884,124
Bluebird Bio, Inc.†	10,810	479,423
Cambrex Corp.†	39,800	1,919,952
Ligand Pharmaceuticals, Inc.†	12,523	1,513,655
Prothena Corp. PLC†	9,838	424,903
Ultragenyx Pharmaceutical, Inc.†	11,080	749,230

		5,971,287

Medical-Outpatient/Home Medical — 1.0%
Amedisys, Inc.†	24,460	1,259,445

Oil Companies-Exploration & Production — 0.9%
Diamondback Energy, Inc.†	13,490	1,167,964

Real Estate Management/Services — 1.3%
CBRE Group, Inc., Class A†	58,370	1,729,503

Resorts/Theme Parks — 2.6%
Six Flags Entertainment Corp.	22,940	1,377,547
Vail Resorts, Inc.	15,280	1,980,899

		3,358,446

Retail-Apparel/Shoe — 1.9%
Burlington Stores, Inc.†	28,030	1,596,869
Caleres, Inc.	36,010	907,812

		2,504,681

Retail-Arts & Crafts — 1.5%
Michaels Cos., Inc.†	67,510	1,919,309

Retail-Automobile — 0.8%
Lithia Motors, Inc., Class A	13,130	1,090,053

Retail-Perfume & Cosmetics — 1.3%
Ulta Salon Cosmetics & Fragrance, Inc.†	8,190	1,705,813

Retail-Restaurants — 1.2%
Dave & Buster’s Entertainment, Inc.†	40,676	1,574,161

Rubber/Plastic Products — 0.6%
Proto Labs, Inc.†	13,870	829,842

Schools — 1.9%
Bright Horizons Family Solutions, Inc.†	37,180	2,439,752

Telephone-Integrated — 2.3%
Zayo Group Holdings, Inc.†	116,450	3,023,042

Theaters — 1.6%
Cinemark Holdings, Inc.	58,320	2,020,788

Transactional Software — 0.5%
Black Knight Financial Services, Inc., Class A†	21,726	694,797

Transport-Truck — 1.7%
J.B. Hunt Transport Services, Inc.	14,800	1,226,624
Old Dominion Freight Line, Inc.†	14,270	942,534

		2,169,158

Veterinary Diagnostics — 1.8%
VCA, Inc.†	37,460	2,358,856

X-Ray Equipment — 1.5%
Hologic, Inc.†	56,050	1,882,720

Total Long-Term Investment Securities (cost $109,237,631)		126,933,375

REPURCHASE AGREEMENTS — 2.1%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 04/29/2016, to be repurchased 05/02/2016 in the amount of $2,806,002 collateralized by $2,755,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $2,863,382 (cost $2,806,000)	$2,806,000	2,806,000

TOTAL INVESTMENTS (cost $112,043,631) (1)	99.8%	129,739,375
Other assets less liabilities	0.2	232,045

NET ASSETS	100.0%	$129,971,420

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

ASSETS:
Investments at Value:*
Common Stocks	$126,933,375	$—	$—	$126,933,375
Repurchase Agreements	—	2,806,000	—	2,806,000

Total Investments at Value	$126,933,375	$2,806,000	$—	$129,739,375

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.4%
Airlines — 0.7%
Spirit Airlines, Inc.†	40,827	$1,793,530

Apparel Manufacturers — 0.9%
G-III Apparel Group, Ltd.†	52,337	2,368,249

Applications Software — 1.1%
Paycom Software, Inc.†	75,658	2,890,892

Audio/Video Products — 0.6%
Harman International Industries, Inc.	22,082	1,695,014

Auto/Truck Parts & Equipment-Original — 0.4%
Gentherm, Inc.†	29,143	1,070,714

Banks-Commercial — 3.5%
East West Bancorp, Inc.	91,557	3,432,472
Signature Bank†	24,338	3,354,507
SVB Financial Group†	22,698	2,366,947

		9,153,926

Building & Construction Products-Misc. — 2.3%
Owens Corning	55,828	2,571,996
Summit Materials, Inc., Class A†	70,669	1,476,982
Trex Co., Inc.†	40,500	1,921,725

		5,970,703

Building & Construction-Misc. — 2.1%
Dycom Industries, Inc.†	39,566	2,793,359
TopBuild Corp. FRS†	87,849	2,742,646

		5,536,005

Building Products-Air & Heating — 0.7%
Lennox International, Inc.	14,388	1,941,661

Building Products-Cement — 0.8%
Headwaters, Inc.†	100,920	2,019,409

Building Products-Doors & Windows — 1.0%
Masonite International Corp.†	41,121	2,782,247

Chemicals-Plastics — 0.6%
PolyOne Corp.	43,278	1,557,142

Chemicals-Specialty — 0.5%
Methanex Corp.	34,810	1,216,958

Commercial Services — 1.4%
CoStar Group, Inc.†	19,181	3,784,603

Commercial Services-Finance — 1.5%
Euronet Worldwide, Inc.†	50,881	3,922,925

Computer Services — 2.1%
EPAM Systems, Inc.†	50,139	3,656,637
Manhattan Associates, Inc.†	31,888	1,930,500

		5,587,137

Computer Software — 2.6%
InterXion Holding NV†	123,845	4,195,869
SS&C Technologies Holdings, Inc.	42,895	2,623,029

		6,818,898

Consulting Services — 0.8%
CEB, Inc.	34,953	2,156,251

Consumer Products-Misc. — 1.4%
Helen of Troy, Ltd.†	36,106	3,593,630

Containers-Paper/Plastic — 1.0%
Berry Plastics Group, Inc.†	76,908	2,770,226

Dental Supplies & Equipment — 1.2%
Align Technology, Inc.†	42,359	3,057,896

Diagnostic Equipment — 1.2%
VWR Corp.†	119,443	3,181,962

Distribution/Wholesale — 2.5%
Core-Mark Holding Co., Inc.	39,629	3,236,104
Pool Corp.	39,293	3,434,601

		6,670,705

Diversified Manufacturing Operations — 2.4%
A.O. Smith Corp.	38,120	2,943,626
Carlisle Cos., Inc.	33,601	3,423,942

		6,367,568

Drug Delivery Systems — 1.8%
DexCom, Inc.†	51,560	3,319,433
Flamel Technologies SA ADR†	119,546	1,369,997

		4,689,430

E-Marketing/Info — 0.2%
Marketo, Inc.†	21,509	472,983

Electronic Components-Semiconductors — 2.6%
Cavium, Inc.†	49,474	2,442,531
Qorvo, Inc.†	59,842	2,694,685
Silicon Laboratories, Inc.†	40,138	1,878,459

		7,015,675

Electronic Design Automation — 1.5%
Cadence Design Systems, Inc.†	173,673	4,027,477

Electronic Security Devices — 0.5%
Allegion PLC	22,407	1,466,538

Enterprise Software/Service — 5.5%
Guidewire Software, Inc.†	88,001	5,013,417
Qlik Technologies, Inc.†	93,134	2,867,596
Tyler Technologies, Inc.†	16,335	2,391,607
Ultimate Software Group, Inc.†	22,132	4,350,930

		14,623,550

Finance-Investment Banker/Broker — 1.9%
E*TRADE Financial Corp.†	137,388	3,459,430
Evercore Partners, Inc., Class A	28,105	1,451,342

		4,910,772

Finance-Other Services — 1.6%
Bats Global Markets, Inc.†	40,102	950,819
MarketAxess Holdings, Inc.	26,324	3,231,534

		4,182,353

Financial Guarantee Insurance — 0.7%
MGIC Investment Corp.†	273,735	1,979,104

Food-Dairy Products — 1.0%
WhiteWave Foods Co.†	66,099	2,657,841

Food-Misc./Diversified — 0.6%
Hain Celestial Group, Inc.†	40,390	1,690,725

Footwear & Related Apparel — 1.6%
Skechers U.S.A., Inc., Class A†	126,490	4,180,494

Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.	21,231	966,902

Home Furnishings — 0.8%
American Woodmark Corp.†	29,610	2,156,792

Human Resources — 2.2%
Team Health Holdings, Inc.†	88,257	3,691,790

TrueBlue, Inc.†	111,239	2,079,057

		5,770,847

Industrial Automated/Robotic — 0.6%
Cognex Corp.	42,874	1,523,313

Instruments-Controls — 1.0%
Woodward, Inc.	49,110	2,662,253

Investment Management/Advisor Services — 0.2%
WisdomTree Investments, Inc.	38,313	417,229

Medical Instruments — 2.2%
Bio-Techne Corp.	34,765	3,239,403
Bruker Corp.	94,195	2,665,718

		5,905,121

Medical Products — 3.1%
Globus Medical, Inc., Class A†	130,419	3,265,692
Penumbra, Inc.†	24,592	1,340,264
Wright Medical Group NV†	194,706	3,656,578

		8,262,534

Medical-Biomedical/Gene — 2.1%
Esperion Therapeutics, Inc.†	68,491	1,122,567
Medivation, Inc.†	55,650	3,216,570
Retrophin, Inc.†	80,843	1,114,017

		5,453,154

Medical-Drugs — 1.7%
Eagle Pharmaceuticals, Inc.†	33,871	1,282,356
Pacira Pharmaceuticals, Inc.†	58,465	3,163,541

		4,445,897

Medical-Generic Drugs — 1.9%
Impax Laboratories, Inc.†	103,464	3,450,525
Teligent, Inc.†	277,056	1,529,349

		4,979,874

Medical-Hospitals — 1.4%
Acadia Healthcare Co., Inc.†	57,182	3,613,331

Medical-Wholesale Drug Distribution — 0.8%
Premier, Inc., Class A†	60,554	2,047,331

Motion Pictures & Services — 0.5%
Lions Gate Entertainment Corp.	55,471	1,231,456

Networking Products — 0.6%
Infinera Corp.†	136,558	1,623,675

Office Furnishings-Original — 0.7%
Steelcase, Inc., Class A	126,368	1,928,376

Oil Companies-Exploration & Production — 3.7%
Callon Petroleum Co.†	235,043	2,470,302
Diamondback Energy, Inc.†	35,909	3,109,001
Gulfport Energy Corp.†	76,568	2,396,579
RSP Permian, Inc.†	61,225	1,874,097

		9,849,979

Real Estate Investment Trusts — 0.8%
CoreSite Realty Corp.	30,000	2,247,900

Recreational Vehicles — 1.5%
Brunswick Corp.	83,571	4,013,915

Research & Development — 1.2%
PAREXEL International Corp.†	50,666	3,095,693

Resort/Theme Parks — 1.4%
Vail Resorts, Inc.	28,606	3,708,482

Respiratory Products — 0.9%
Inogen, Inc.†	47,306	2,311,371

Retail-Apparel/Shoe — 2.0%
Burlington Stores, Inc.†	93,389	5,320,371

Retail-Restaurants — 2.5%
Jack in the Box, Inc.	31,494	2,127,420
Texas Roadhouse, Inc.	55,904	2,276,411
Zoe’s Kitchen, Inc.†	59,606	2,234,629

		6,638,460

Schools — 0.7%
Bright Horizons Family Solutions, Inc.†	27,026	1,773,446

Semiconductor Components-Integrated Circuits — 1.5%
M/A-COM Technology Solutions Holdings, Inc.†	95,337	3,898,330

Storage/Warehousing — 1.0%
Mobile Mini, Inc.	84,833	2,735,864

Telecommunication Equipment — 1.2%
ARRIS International PLC†	138,667	3,157,448

Theaters — 1.3%
Cinemark Holdings, Inc.	100,731	3,490,329

Therapeutics — 1.3%
Neurocrine Biosciences, Inc.†	76,955	3,507,609

Transport-Marine — 0.5%
Kirby Corp.†	20,881	1,332,625

Veterinary Diagnostics — 1.9%
VCA, Inc.†	78,307	4,930,992

Total Long-Term Investment Securities (cost $238,906,736)		254,806,092

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Time Deposits — 3.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/02/2016 (cost $8,745,000)	$8,745,000	8,745,000

TOTAL INVESTMENTS (cost $247,651,736)(1)	99.7%	263,551,092
Other assets less liabilities	0.3	881,967

NET ASSETS	100.0%	$264,433,059

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$254,806,092	$—	$—	$254,806,092
Short-Term Investment Securities	—	8,745,000	—	8,745,000

Total Investments at Value	$254,806,092	$8,745,000	$—	$263,551,092

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Marsico Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 93.7%
Applications Software — 5.5%
Salesforce.com, Inc.†	179,576	$13,611,861

Athletic Footwear — 5.8%
NIKE, Inc., Class B	245,294	14,457,628

Coatings/Paint — 3.2%
Sherwin-Williams Co.	27,371	7,863,962

E-Commerce/Products — 9.1%
Alibaba Group Holding, Ltd. ADR†	155,967	12,000,101
Amazon.com, Inc.†	16,239	10,711,082

		22,711,183

E-Commerce/Services — 3.0%
Priceline Group, Inc.†	5,647	7,587,648

Entertainment Software — 3.9%
Electronic Arts, Inc.†	158,917	9,829,017

Finance-Credit Card — 6.6%
Visa, Inc., Class A	213,075	16,457,913

Finance-Investment Banker/Broker — 3.5%
Charles Schwab Corp.	309,538	8,793,975

Food-Misc./Diversified — 2.0%
Kraft Heinz Co.	64,186	5,011,001

Food-Retail — 3.0%
Kroger Co.	211,241	7,475,819

Internet Content-Entertainment — 8.6%
Facebook, Inc., Class A†	181,591	21,351,470

Medical-Biomedical/Gene — 3.5%
Celgene Corp.†	85,257	8,816,426

Medical-Drugs — 3.3%
Pacira Pharmaceuticals, Inc.†	154,288	8,348,524

Medical-HMO — 4.4%
UnitedHealth Group, Inc.	83,406	10,982,902

Retail-Building Products — 5.4%
Home Depot, Inc.	101,008	13,523,961

Retail-Discount — 4.8%
Dollar Tree, Inc.†	151,069	12,041,710

Retail-Restaurants — 10.8%
Chipotle Mexican Grill, Inc.†	29,320	12,342,840
Domino’s Pizza Enterprises, Ltd(1)	49,377	2,325,432
Starbucks Corp.	218,608	12,292,328

		26,960,600

Web Portals/ISP — 7.3%
Alphabet, Inc., Class A†	25,916	18,345,418

Total Long-Term Investment Securities (cost $197,614,367)		234,171,018

REPURCHASE AGREEMENTS — 6.4%
Agreement with State Street bank & Trust Co., bering interest at 0.01%, dated 04/29/2016, to be repurchased 05/02/2016 in the amount of $15,930,013 and collateralized by $15,635,000 of United States Treasury Notes, bearing interest at 2.13%, due 09/30/2021 and having an approximate value of $16,250,081 (cost $15,930,000)	$15,930,000	15,930,000

TOTAL INVESTMENTS (cost $213,544,367)(2)	100.1%	250,101,018
Liabilities in excess of other assets	(0.1)	(188,733)

NET ASSETS	100.0%	$249,912,285

†	Non-income producing security
(1)	Security was valued using fair value procedures at April 30, 2016. The aggregate value of these securities was $2,325,432 representing 0.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$231,845,586	$2,325,432	**	$—	$234,171,018
Repurchase Agreements	—	15,930,000		—	15,930,000

Total Investments at Value	$231,845,586	$18,255,432		$—	$250,101,018

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Technology Portfolio

PORTFOLIO OF INVESTMENTS —April 30, 2016 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 98.0%
Applications Software — 4.6%
Check Point Software Technologies, Ltd.†	10,034	$831,518
Nuance Communications, Inc.†	41,379	710,891
PTC, Inc.†	3,600	131,256
Salesforce.com, Inc.†	6,283	476,251
ServiceNow, Inc.†	800	57,184
Tableau Software, Inc., Class A†	2,200	113,740

		2,320,840

Commercial Services-Finance — 2.7%
CPI Card Group, Inc.	39,706	314,868
Euronet Worldwide, Inc.†	3,891	299,996
Travelport Worldwide, Ltd.	53,908	752,017

		1,366,881

Communications Software — 0.0%
Xura, Inc.†	2	45

Computer Data Security — 1.5%
Fortinet, Inc.†	22,300	724,973

Computer Graphics — 0.9%
CyberArk Software, Ltd.†	11,400	465,576

Computer Services — 1.1%
CSRA, Inc.	12,200	316,712
Hewlett Packard Enterprise Co.	14,700	244,902

		561,614

Computers — 4.1%
Apple, Inc.	21,878	2,050,844

Computers-Memory Devices — 1.5%
EMC Corp.	7,900	206,269
Western Digital Corp.	13,400	547,591

		753,860

Computers-Periphery Equipment — 1.5%
Electronics For Imaging, Inc.†	18,700	745,008

Data Processing/Management — 1.1%
Fidelity National Information Services, Inc.	8,100	532,980

E-Commerce/Products — 0.5%
eBay, Inc.†	10,000	244,300

E-Commerce/Services — 0.7%
Ctrip.com International, Ltd. ADR†	2,300	100,303
Priceline Group, Inc.†	200	268,732

		369,035

Electric Products-Misc. — 0.4%
Mabuchi Motor Co., Ltd(1)	4,000	198,026

Electronic Components-Semiconductors — 26.9%
Broadcom, Ltd.	23,591	3,438,388
Cavium, Inc.†	10,511	518,928
Lattice Semiconductor Corp.†	119,622	666,295
Mellanox Technologies, Ltd.†	10,500	454,125
Microsemi Corp.†	32,645	1,103,075
ON Semiconductor Corp.†	69,600	659,112
Qorvo, Inc.†	44,120	1,986,724
Rovi Corp.†	72,400	1,275,688
Skyworks Solutions, Inc.	19,626	1,311,409
Synaptics, Inc.†	29,086	2,081,103

		13,494,847

Electronic Design Automation — 7.5%
Synopsys, Inc.†	79,462	3,776,034

Enterprise Software/Service — 2.3%
Oracle Corp.	10,200	406,572
Qlik Technologies, Inc.†	4,500	138,555
Veeva Systems, Inc., Class A†	15,600	429,156
Xactly Corp.†	22,780	183,607

		1,157,890

Entertainment Software — 0.7%
Activision Blizzard, Inc.	10,429	359,488

Finance-Credit Card — 2.6%
Visa, Inc., Class A	17,000	1,313,080

Internet Content-Entertainment — 1.7%
Facebook, Inc., Class A†	7,300	858,334

Internet Infrastructure Software — 1.0%
F5 Networks, Inc.†	4,600	481,850

Internet Security — 2.2%
AVG Technologies NV†	44,089	872,962
Mimecast, Ltd.†	29,108	231,409

		1,104,371

Networking Products — 4.1%
Arista Networks, Inc.†	10,895	725,825
Cisco Systems, Inc.	37,300	1,025,377
Palo Alto Networks, Inc.†	2,100	316,827

		2,068,029

Power Converter/Supply Equipment — 1.6%
Advanced Energy Industries, Inc.†	24,059	778,309

Security Services — 1.8%
LifeLock, Inc.†	74,800	870,672

Semiconductor Components-Integrated Circuits — 6.4%
Cypress Semiconductor Corp.	66,252	598,255
Integrated Device Technology, Inc.†	8,000	154,240
Maxim Integrated Products, Inc.	49,600	1,771,712
NXP Semiconductors NV†	7,992	681,558

		3,205,765

Semiconductor Equipment — 13.8%
Lam Research Corp.	55,362	4,229,657
Mattson Technology, Inc.†	135,804	495,684
Teradyne, Inc.	115,420	2,182,592

		6,907,933

Telecommunication Equipment — 0.3%
ARRIS International PLC†	6,000	136,620

Web Hosting/Design — 0.2%
Q2 Holdings, Inc.†	3,579	85,574

Web Portals/ISP — 4.3%
Alphabet, Inc., Class A†	1,400	991,032
Alphabet, Inc., Class C†	1,703	1,180,196

		2,171,228

Total Long-Term Investment Securities (cost $43,345,552)		49,104,006

TOTAL INVESTMENTS (cost $43,345,552)(2)	98.0%	49,104,006
Other assets less liabilities	2.0	1,009,617

NET ASSETS	100.0%	$50,113,623

†	Non-income producing security
(1)	Security was valued using fair value procedures at April 30, 2016. The aggregate value of these securities was $198,026 representing 0.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$48,905,980	$198,026	**	$—	$49,104,006

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.8%
Aerospace/Defense — 0.7%
Esterline Technologies Corp.†	63,400	$4,353,044

Aerospace/Defense-Equipment — 1.2%
B/E Aerospace, Inc.	148,080	7,201,130

Applications Software — 1.3%
Verint Systems, Inc.†	221,450	7,493,868

Auto/Truck Parts & Equipment-Original — 3.3%
Dana Holding Corp.	458,600	5,929,698
Lear Corp.	66,560	7,663,053
Tenneco, Inc.†	119,770	6,383,741

		19,976,492

Banks-Commercial — 5.9%
Associated Banc-Corp.	279,751	5,102,658
Fulton Financial Corp.	432,360	6,048,716
Synovus Financial Corp.	180,320	5,618,771
Texas Capital Bancshares, Inc.†	100,240	4,592,997
Webster Financial Corp.	162,580	5,956,931
Zions Bancorporation	302,480	8,324,250

		35,644,323

Banks-Super Regional — 2.9%
Comerica, Inc.	194,030	8,614,932
Huntington Bancshares, Inc.	891,700	8,970,502

		17,585,434

Building-Heavy Construction — 1.1%
Granite Construction, Inc.	143,310	6,390,193

Building-Maintenance & Services — 1.0%
ABM Industries, Inc.	193,560	6,226,825

Building-Residential/Commercial — 2.3%
Meritage Homes Corp.†	168,250	5,725,548
PulteGroup, Inc.	455,190	8,370,944

		14,096,492

Cable/Satellite TV — 0.9%
Cable One, Inc.	12,350	5,668,156

Chemicals-Diversified — 2.6%
Huntsman Corp.	495,930	7,805,938
Westlake Chemical Corp.	160,610	8,061,016

		15,866,954

Chemicals-Plastics — 0.8%
A. Schulman, Inc.	175,280	4,888,559

Circuit Boards — 0.6%
TTM Technologies, Inc.†	508,968	3,318,471

Commercial Services — 1.3%
Quanta Services, Inc.†	322,330	7,645,668

Computer Services — 1.8%
Amdocs, Ltd.	123,280	6,970,251
Genpact, Ltd.†	142,150	3,964,564

		10,934,815

Computers-Integrated Systems — 1.6%
NCR Corp.†	329,460	9,583,991

Consulting Services — 1.4%
Booz Allen Hamilton Holding Corp.	297,850	8,211,724

Consumer Products-Misc. — 0.9%
Helen of Troy, Ltd.†	51,490	5,124,800

Containers-Paper/Plastic — 1.3%
Graphic Packaging Holding Co.	578,260	7,679,293

Distribution/Wholesale — 1.0%
WESCO International, Inc.†	106,840	6,281,124

Diversified Manufacturing Operations — 1.2%
ITT Corp.	187,300	7,186,701

E-Commerce/Products — 0.9%
Shutterfly, Inc.†	116,540	5,358,509

E-Services/Consulting — 1.0%
CDW Corp.	161,910	6,233,535

Electric-Integrated — 2.9%
PNM Resources, Inc.	252,570	8,001,417
Westar Energy, Inc.	180,070	9,293,413

		17,294,830

Electronic Components-Misc. — 1.7%
Celestica, Inc.†	300,830	3,227,906
Vishay Intertechnology, Inc.	591,360	7,190,937

		10,418,843

Electronic Components-Semiconductors — 1.2%
Advanced Micro Devices, Inc.†	751,620	2,668,251
Qorvo, Inc.†	98,810	4,449,414

		7,117,665

Electronic Measurement Instruments — 1.1%
Keysight Technologies, Inc.†	255,490	6,663,179

Electronic Parts Distribution — 0.9%
Avnet, Inc.	130,470	5,364,926

Engineering/R&D Services — 2.7%
AECOM†	288,208	9,363,878
EMCOR Group, Inc.	135,550	6,571,464

		15,935,342

Finance-Consumer Loans — 0.5%
OneMain Holdings, Inc.†	98,479	3,133,602

Food-Misc./Diversified — 1.5%
Ingredion, Inc.	78,700	9,057,583

Footwear & Related Apparel — 0.9%
Crocs, Inc.†	650,990	5,435,766

Gas-Distribution — 1.5%
Southwest Gas Corp.	134,760	8,747,272

Insurance-Life/Health — 0.8%
CNO Financial Group, Inc.	251,840	4,626,301

Insurance-Multi-line — 1.2%
American Financial Group, Inc.	101,560	7,018,812

Insurance-Property/Casualty — 2.5%
First American Financial Corp.	214,100	7,711,882
Hanover Insurance Group, Inc.	85,820	7,359,923

		15,071,805

Insurance-Reinsurance — 4.4%
Aspen Insurance Holdings, Ltd.	92,930	4,307,305
Essent Group, Ltd.†	313,006	6,391,583
Reinsurance Group of America, Inc.	77,350	7,365,267
Validus Holdings, Ltd.	184,530	8,504,988

		26,569,143

Machinery-Construction & Mining — 1.5%
Oshkosh Corp.	188,600	9,213,110

Machinery-Electrical — 1.1%
Regal Beloit Corp.	99,610	6,416,876

Medical-HMO — 2.0%
Molina Healthcare, Inc.†	123,890	6,412,546
WellCare Health Plans, Inc.†	62,250	5,601,878

		12,014,424

Medical-Hospitals — 1.3%
LifePoint Health, Inc.†	115,036	7,771,832

Networking Products — 2.3%
Anixter International, Inc.†	103,300	6,435,590
Polycom, Inc.†	597,970	7,145,741

		13,581,331

Oil & Gas Drilling — 1.2%
Helmerich & Payne, Inc.	111,064	7,343,552

Oil Companies-Exploration & Production — 3.9%
Gulfport Energy Corp.†	228,950	7,166,135
QEP Resources, Inc.	624,190	11,191,727
Synergy Resources Corp.†	728,030	5,256,376

		23,614,238

Oil Refining & Marketing — 1.0%
HollyFrontier Corp.	166,020	5,910,312

Oil-Field Services — 3.6%
MRC Global, Inc.†	593,750	8,300,625
Oil States International, Inc.†	180,220	6,242,821
RPC, Inc.	462,000	6,985,440

		21,528,886

Publishing-Books — 0.9%
Scholastic Corp.	155,850	5,669,823

Real Estate Investment Trusts — 4.4%
DDR Corp.	314,690	5,507,075
Gramercy Property Trust	1,127,697	9,551,593
Mid-America Apartment Communities, Inc.	67,140	6,425,969
RLJ Lodging Trust	219,980	4,634,979

		26,119,616

Retail-Apparel/Shoe — 2.4%
Caleres, Inc.	195,630	4,931,832
Children’s Place, Inc.	117,730	9,172,345

		14,104,177

Retail-Arts & Crafts — 1.4%
Michaels Cos., Inc.†	286,040	8,132,117

Retail-Discount — 1.3%
Big Lots, Inc.	172,530	7,912,226

Retail-Office Supplies — 0.9%
Office Depot, Inc.†	931,095	5,474,839

Retail-Restaurants — 1.5%
Bloomin’ Brands, Inc.	471,690	8,820,603

Savings & Loans/Thrifts — 0.9%
First Niagara Financial Group, Inc.	510,660	5,392,570

Semiconductor Components-Integrated Circuits — 1.2%
Cypress Semiconductor Corp.	827,500	7,472,325

Semiconductor Equipment — 0.6%
Lam Research Corp.	45,560	3,480,784

Steel-Producers — 1.0%
Steel Dynamics, Inc.	248,700	6,269,727

Telecom Equipment-Fiber Optics — 1.4%
Finisar Corp.†	491,760	8,094,370

Theaters — 0.9%
Regal Entertainment Group, Class A	258,800	5,395,980

Transport-Services — 1.3%
Ryder System, Inc.	115,280	7,945,098

Total Long-Term Investment Securities (cost $545,258,541)		593,083,986

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Time Deposits — 2.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/02/2016 (cost $12,193,000)	$12,193,000	12,193,000

TOTAL INVESTMENTS (cost $557,451,541)(1)	100.8%	605,276,986
Liabilities in excess of other assets	(0.8)	(4,562,319)

NET ASSETS	100.0%	$600,714,667

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$593,083,986	$—	$—	$593,083,986
Short-Term Investment Securities	—	12,193,000	—	12,193,000

Total Investments at Value	$593,083,986	$12,193,000	$—	$605,276,986

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.6%
Australia — 2.9%
Asaleo Care, Ltd.(1)	837,968	$1,253,708
Bank of Queensland, Ltd.(1)	589,323	5,028,040
Challenger, Ltd.(1)	593,063	4,030,325

		10,312,073

Belgium — 1.2%
Anheuser-Busch InBev SA/NV(1)	32,365	4,015,044

Bermuda — 0.6%
Skyworth Digital Holdings, Ltd.(1)	3,256,000	2,132,577

Canada — 4.2%
BCE, Inc.	60,400	2,832,499
Encana Corp.	291,900	2,233,394
Intact Financial Corp.	46,700	3,455,882
Suncor Energy, Inc.	209,100	6,137,844

		14,659,619

Cayman Islands — 0.8%
Casetek Holdings, Ltd.(1)	645,000	2,888,640

Denmark — 0.8%
Danske Bank A/S(1)	99,102	2,790,631

Finland — 1.1%
Nokia OYJ†(1)	651,975	3,824,209

France — 12.6%
AXA SA(1)	221,421	5,586,561
Cie de Saint-Gobain(1)	58,109	2,664,522
Eurazeo SA(1)	37,883	2,668,784
Natixis SA(1)	406,253	2,244,167
Sanofi(1)	141,768	11,712,069
SCOR SE(1)	104,807	3,563,288
TOTAL SA(1)	81,339	4,113,176
Veolia Environnement SA(1)	180,718	4,441,632
Vinci SA(1)	94,743	7,086,937

		44,081,136

Germany — 6.6%
Allianz SE(1)	16,950	2,874,788
Bayer AG(1)	36,657	4,230,038
Daimler AG(1)	55,220	3,833,718
Henkel AG & Co. KGaA(1)(preference shares)	17,802	2,033,133
RWE AG†(1)	239,816	3,578,883
Siemens AG(1)	63,688	6,647,021

		23,197,581

Hong Kong — 2.6%
AIA Group, Ltd.(1)	747,600	4,463,155
Hang Lung Group, Ltd.(1)	699,000	2,147,120
Lenovo Group, Ltd.(1)	3,194,000	2,506,537

		9,116,812

Ireland — 3.5%
Bank of Ireland†(1)	9,822,923	2,975,388
CRH PLC(1)	86,994	2,523,555
Kerry Group PLC, Class A (ISE)(1)	46,493	4,145,697
Kerry Group PLC, Class A (LSE)(1)	9,593	853,639
Permanent TSB Group Holdings PLC†(1)	612,058	1,916,234

		12,414,513

Italy — 0.7%
Telecom Italia SpA RSP(1)	3,084,392	2,424,884

Japan — 21.1%
Astellas Pharma, Inc.(1)	470,600	6,350,325
Electric Power Development Co., Ltd.(1)	73,900	2,207,477
ITOCHU Corp.(1)	203,900	2,569,100
Japan Airlines Co., Ltd.(1)	114,700	4,149,618
Japan Hotel REIT Investment Corp.(1)	3,361	3,023,210
Japan Tobacco, Inc.(1)	156,700	6,418,661
KDDI Corp.(1)	72,500	2,062,219
Mitsubishi Corp.(1)	241,100	3,966,574
Mitsubishi Estate Co., Ltd.(1)	124,000	2,356,746
Mitsui Fudosan Co., Ltd.(1)	134,000	3,220,572
Mizuho Financial Group, Inc.(1)	1,662,000	2,470,620
Nintendo Co., Ltd.(1)	18,100	2,434,758
Nippon Telegraph & Telephone Corp.(1)	115,000	5,090,823
Nissan Motor Co., Ltd.(1)	669,600	5,960,661
Panasonic Corp.(1)	407,400	3,590,687
Seven & i Holdings Co., Ltd.(1)	61,200	2,506,695
Shinsei Bank, Ltd.(1)	1,417,000	1,963,862
Sumitomo Mitsui Financial Group, Inc.(1)	153,100	4,602,210
Sumitomo Realty & Development Co., Ltd.(1)	79,000	2,254,134
Sumitomo Warehouse Co., Ltd.(1)	367,000	1,808,927
Toyota Motor Corp.(1)	60,600	3,056,867
Yamaha Motor Co., Ltd.(1)	121,800	1,971,572

		74,036,318

Jersey — 3.1%
Glencore PLC(1)	636,352	1,530,943
Wolseley PLC(1)	50,323	2,817,684
WPP PLC(1)	276,352	6,460,303

		10,808,930

Netherlands — 6.0%
Airbus Group SE(1)	55,182	3,453,157
Akzo Nobel NV(1)	53,531	3,798,746
ING Groep NV CVA(1)	833,468	10,221,241
Unilever NV CVA(1)	84,638	3,719,868

		21,193,012

New Zealand — 1.1%
Spark New Zealand, Ltd.(1)	1,484,502	3,840,690

Norway — 0.5%
DNB ASA(1)	142,911	1,829,825

South Korea — 1.4%
Samsung Electronics Co., Ltd.(1)	4,416	4,801,941

Spain — 1.7%
Aena SA†*(1)	29,517	4,217,402
Atresmedia Corp. de Medios de Comunicacion SA(1)	139,710	1,821,187

		6,038,589

Sweden — 2.0%
Com Hem Holding AB(1)	191,982	1,704,869
Skandinaviska Enskilda Banken AB, Class A(1)	269,052	2,567,843

Swedbank AB, Class A(1)	123,353	2,658,753

		6,931,465

Switzerland — 5.2%
Barry Callebaut AG(1)	2,546	2,985,737
Chubb, Ltd.	35,706	4,208,309
Credit Suisse Group AG(1)	127,600	1,933,290
Novartis AG(1)	85,550	6,532,308
UBS Group AG(1)	156,737	2,706,415

		18,366,059

United Kingdom — 16.1%
Admiral Group PLC(1)	56,699	1,541,106
AstraZeneca PLC(1)	89,570	5,151,402
BAE Systems PLC(1)	411,272	2,873,656
Centrica PLC(1)	601,628	2,100,756
Liberty Global PLC, Class C†	80,500	2,946,300
Metro Bank PLC†	90,682	2,716,252
Prudential PLC(1)	317,775	6,286,381
Royal Dutch Shell PLC, Class A(1)	501,418	13,292,937
Royal Dutch Shell PLC, Class B(1)	141,340	3,711,170
SSE PLC(1)	169,167	3,739,674
Virgin Money Holdings UK PLC(1)	685,736	3,671,240
Vodafone Group PLC(1)	2,084,553	6,741,229
Worldpay Group PLC†*(1)	461,175	1,803,331

		56,575,434

United States — 1.8%
Philip Morris International, Inc.	63,200	6,201,184

Total Long-Term Investment Securities (cost $351,189,770)		342,481,166

REPURCHASE AGREEMENTS — 1.7%
Agreement with Bank of America NA, bearing interest at 0.27%, dated 04/29/2016, to be repurchased 05/02/2016 in the amount of $6,002,135 and collateralized by $5,997,100 of United States Treasury Notes, bearing interest at 1.50%, due 11/30/2019 and having an approximate value of $6,130,038 (cost $6,002,000)	$6,002,000	6,002,000

TOTAL INVESTMENTS — (cost $357,191,770)(2)	99.3%	348,483,166
Other assets less liabilities	0.7	2,418,622

NET ASSETS —	100.0%	$350,901,788

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2016, the aggregate value of these securities was $6,020,733 representing 1.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at April 30, 2016. The aggregate value of these securities was $311,749,502 representing 88.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

CVA — Certification Van Aandelen (Dutch Cert.)

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	CAD	945,100	USD	720,625	07/21/2016	$—	$(32,629)
	GBP	397,500	USD	576,017	06/15/2016	—	(4,855)
	USD	4,734,162	GBP	3,364,300	06/15/2016	182,135	—

						182,135	(37,484)

Barclays Bank PLC	CAD	756,100	USD	575,988	07/21/2016	—	(26,631)
	USD	5,997,486	HKD	46,617,900	05/18/2016	13,215	—
	USD	1,761,444	JPY	212,588,700	05/18/2016	237,081	—
	USD	2,080,311	SGD	2,968,500	05/18/2016	126,198	—
	USD	2,457,394	CHF	2,423,900	06/15/2016	73,985	—
	USD	1,751,899	EUR	1,574,500	06/15/2016	53,303	—

						503,782	(26,631)

Citibank N.A.	CAD	2,910,000	USD	2,218,306	07/21/2016	—	(100,992)
	DKK	7,955,300	USD	1,177,116	06/15/2016	—	(48,402)
	EUR	6,643,300	USD	7,330,350	06/15/2016	—	(286,352)
	JPY	128,861,900	USD	1,187,266	05/18/2016	—	(24,152)
	USD	2,143,788	JPY	239,916,600	05/18/2016	111,644	—
	USD	311,505	CAD	394,000	07/21/2016	2,517	—

						114,161	(459,898)

Credit Suisse International	CAD	221,900	USD	169,298	07/21/2016	—	(7,558)
	USD	4,123,141	AUD	5,428,900	07/21/2016	—	(8,640)

						—	(16,198)

HSBC Bank USA	CAD	1,569,000	USD	1,197,239	07/21/2016	—	(53,269)
	USD	607,242	GBP	431,700	06/15/2016	23,607	—
	USD	4,773,395	AUD	6,285,100	07/21/2016	—	(9,990)

						23,607	(63,259)

JPMorgan Chase Bank	CAD	587,000	USD	447,310	07/21/2016	—	(20,535)
	GBP	818,700	USD	1,170,958	06/15/2016	—	(25,419)
	NZD	3,945,700	USD	2,693,848	07/21/2016	—	(50,045)
	USD	2,421,139	SGD	3,413,600	05/18/2016	116,217	—
	USD	2,755,682	CHF	2,718,100	06/15/2016	82,942	—
	USD	2,940,222	GBP	2,090,200	06/15/2016	114,216	—
	USD	1,857,427	NOK	16,069,900	06/15/2016	137,989	—
	USD	2,326,712	SEK	19,894,600	06/15/2016	154,466	—

						605,830	(95,999)

State Street Bank and Trust Co.	CAD	2,623,500	USD	2,024,614	07/21/2016	—	(66,340)
	EUR	1,182,100	USD	1,286,990	06/15/2016	—	(68,316)
	JPY	128,861,900	USD	1,076,006	05/18/2016	—	(135,412)
	USD	1,187,237	JPY	128,861,900	05/18/2016	24,181	—
	USD	914,706	GBP	641,100	06/15/2016	22,143	—
	USD	412,267	SEK	3,527,200	06/15/2016	27,632	—
	USD	2,550,122	AUD	3,357,500	07/21/2016	—	(5,511)
	USD	2,637,429	ILS	9,937,100	07/21/2016	26,297	—

						100,253	(275,579)

UBS AG	CAD	3,904,800	USD	2,979,171	07/21/2016	—	(132,992)
	EUR	497,300	USD	561,308	06/15/2016	—	(8,858)
	USD	2,090,972	CHF	2,062,200	06/15/2016	62,669	—
	USD	2,665,814	GBP	1,894,700	06/15/2016	102,937	—
	USD	4,831,913	AUD	6,330,000	07/21/2016	—	(34,478)

						165,606	(176,328)

Westpac Banking Corp.	CAD	4,647,700	USD	3,546,374	07/21/2016	—	(157,888)

Net Unrealized Appreciation/(Depreciation)						$1,695,374	$(1,309,264)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Dollar

GBP — Pound Sterling

HKD—Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Industry Allocation*
Banks-Commercial	12.2%
Medical-Drugs	9.7
Oil Companies-Integrated	7.9
Insurance-Life/Health	4.2
Auto-Cars/Light Trucks	3.7
Insurance-Multi-line	3.6
Tobacco	3.6
Telephone-Integrated	2.8
Diversified Banking Institutions	2.6
Real Estate Operations & Development	2.1
Electric-Integrated	2.1
Building-Heavy Construction	2.0
Cellular Telecom	1.9
Telecom Services	1.9
Diversified Manufacturing Operations	1.9
Advertising Agencies	1.9
Import/Export	1.8
Repurchase Agreements	1.7
Audio/Video Products	1.6
Food-Misc./Diversified	1.4
Insurance-Property/Casualty	1.4
Electronic Components-Semiconductors	1.4
Water	1.3
Airport Development/Maintenance	1.2
Airlines	1.2
Brewery	1.2
Wireless Equipment	1.1
Chemicals-Diversified	1.1
Cosmetics & Toiletries	1.0
Insurance-Reinsurance	1.0
Aerospace/Defense-Equipment	1.0
Real Estate Investment Trusts	0.9
Food-Confectionery	0.8
Cable/Satellite TV	0.8
Electronic Components-Misc.	0.8
Aerospace/Defense	0.8
Distribution/Wholesale	0.8
Private Equity	0.8
Building & Construction Products-Misc.	0.8
Building Products-Cement	0.7
Food-Retail	0.7
Computers	0.7
Toys	0.7
Real Estate Management/Services	0.7
Oil Companies-Exploration & Production	0.6
Electric-Generation	0.6
Gas-Distribution	0.6
Soap & Cleaning Preparation	0.6
Motorcycle/Motor Scooter	0.6
Television	0.5
Storage/Warehousing	0.5
Finance-Credit Card	0.5
Internet Connectivity Services	0.5
Metal-Diversified	0.4
Female Health Care Products	0.4

99.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$30,731,664	$311,749,502	**	$—	$342,481,166
Repurchase Agreements	—	6,002,000		—	6,002,000

Total Investments at Value	$30,731,664	$317,751,502		$—	$348,483,166

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,695,374		$—	$1,695,374

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,309,264		$—	$1,309,264

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recongnize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.7%
Australia — 2.5%
Australia & New Zealand Banking Group, Ltd.(1)	96,935	$1,784,412
BHP Billiton, Ltd.(1)	156,400	2,450,224
Fortescue Metals Group, Ltd.(1)	786,409	2,005,283
South32, Ltd.†(1)	1,303,242	1,638,990
Star Entertainment Group, Ltd.(1)	481,449	2,066,136
Westpac Banking Corp.(1)	114,610	2,699,472
Woodside Petroleum, Ltd.(1)	96,412	2,054,504

		14,699,021

Belgium — 0.9%
Ageas(1)	47,778	1,876,238
bpost SA(1)	62,264	1,757,279
Delhaize Group(1)	17,959	1,883,686

		5,517,203

Bermuda — 0.4%
Credicorp, Ltd.	6,372	926,616
Everest Re Group, Ltd.	7,706	1,424,840

		2,351,456

Brazil — 0.5%
Ambev SA ADR	170,156	951,172
Banco Bradesco SA ADR	123,600	923,292
Kroton Educacional SA	260,221	968,475

		2,842,939

Canada — 2.7%
Alimentation Couche-Tard, Inc., Class B	31,845	1,395,931
Bank of Nova Scotia	34,521	1,810,378
BCE, Inc.	39,356	1,845,626
Brookfield Asset Management, Inc., Class A	62,684	2,118,277
Canadian Imperial Bank of Commerce	31,289	2,527,160
Canadian National Railway Co.	29,441	1,812,873
Loblaw Cos., Ltd.	35,830	1,976,975
Suncor Energy, Inc.	76,016	2,231,346

		15,718,566

Cayman Islands — 0.9%
Cheung Kong Property Holdings, Ltd.(1)	305,000	2,083,197
CK Hutchison Holdings, Ltd.(1)	98,000	1,171,332
Sands China, Ltd.(1)	560,400	1,997,138

		5,251,667

China — 0.3%
China Construction Bank Corp.(1)	2,864,000	1,824,658

Curacao — 0.5%
Schlumberger, Ltd.	34,774	2,793,743

Denmark — 0.8%
Novo Nordisk A/S, Class B(1)	58,676	3,278,905
Pandora A/S(1)	12,617	1,640,859

		4,919,764

Finland — 0.4%
UPM-Kymmene Oyj(1)	106,035	2,029,369

France — 3.5%
AXA SA(1)	123,603	3,118,565
BNP Paribas SA(1)	51,338	2,720,706
Cap Gemini SA(1)	21,207	1,981,104
Orange SA(1)	135,024	2,242,221
Renault SA(1)	22,523	2,175,587
Sanofi(1)	33,476	2,765,598
Teleperformance(1)	19,651	1,764,294
Valeo SA(1)	13,259	2,098,052
Vinci SA(1)	26,640	1,992,717

		20,858,844

Germany — 2.7%
Bayerische Motoren Werke AG(1)	28,713	2,644,498
Continental AG(1)	9,285	2,039,426
Freenet AG(1)	46,545	1,424,354
Fresenius Medical Care AG & Co. KGaA(1)	16,872	1,463,438
HeidelbergCement AG(1)	22,947	2,040,139
Henkel AG & Co. KGaA(1)(preference shares)	20,007	2,284,962
OSRAM Licht AG(1)	36,414	1,902,778
Siemens AG(1)	21,726	2,267,510

		16,067,105

Hong Kong — 0.7%
China Overseas Land & Investment, Ltd.(1)	586,000	1,859,179
CNOOC, Ltd.(1)	1,759,000	2,180,523

		4,039,702

India — 0.5%
HDFC Bank, Ltd. ADR	29,078	1,828,134
Infosys, Ltd. ADR	61,511	1,156,407

		2,984,541

Indonesia — 0.4%
Astra International Tbk PT(1)	1,558,100	792,431
Telekomunikasi Indonesia Tbk PT ADR	27,971	1,492,812

		2,285,243

Ireland — 3.1%
Accenture PLC, Class A	29,535	3,335,092
Allergan PLC†	12,602	2,729,089
Eaton Corp. PLC	35,870	2,269,495
Horizon Pharma PLC†	101,431	1,558,994
Ingersoll-Rand PLC	32,496	2,129,788
Medtronic PLC	24,460	1,936,009
Pentair PLC	38,436	2,232,363
Ryanair Holdings PLC ADR	24,481	1,981,737

		18,172,567

Isle of Man — 0.3%
Playtech PLC(1)	129,470	1,524,879

Israel — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	39,542	2,153,062

Italy — 1.0%
Enel SpA(1)	446,209	2,025,222
Intesa Sanpaolo SpA(1)	745,108	2,071,503
Mediobanca SpA(1)	185,722	1,529,928

		5,626,653

Japan — 6.3%
Ajinomoto Co., Inc.(1)	50,000	1,160,662
Amada Holdings Co., Ltd.(1)	129,600	1,282,854
Astellas Pharma, Inc.(1)	108,600	1,465,460
Daicel Corp.(1)	122,100	1,500,347
Fuji Heavy Industries, Ltd.(1)	58,800	1,931,385
ITOCHU Corp.(1)	121,300	1,528,356
Japan Airlines Co., Ltd.(1)	31,000	1,121,519
Japan Tobacco, Inc.(1)	53,600	2,195,534
KDDI Corp.(1)	95,800	2,724,973
Mazda Motor Corp.(1)	98,100	1,483,276
Mitsubishi Electric Corp.(1)	148,000	1,561,945
Mitsubishi UFJ Financial Group, Inc.(1)	579,400	2,642,022
Nippon Steel & Sumitomo Metal Corp.(1)	67,500	1,385,002
Nippon Telegraph & Telephone Corp.(1)	46,100	2,040,756
Obayashi Corp.(1)	193,000	1,907,829
ORIX Corp.(1)	131,200	1,829,841
Sekisui House, Ltd.(1)	115,600	1,995,439
Sumitomo Chemical Co., Ltd.(1)	293,000	1,307,400
Sumitomo Mitsui Financial Group, Inc.(1)	90,900	2,732,468
Tokyo Electron, Ltd.(1)	23,700	1,565,616
Yamaha Corp.(1)	63,000	1,813,407

		37,176,091

Jersey — 0.9%
Glencore PLC(1)	1,078,057	2,593,602
Shire PLC(1)	40,920	2,554,693

		5,148,295

Luxembourg — 0.5%
ArcelorMittal(1)	468,029	2,651,108

Netherlands — 3.3%
Heineken NV(1)	23,650	2,217,345
ING Groep NV CVA(1)	221,493	2,716,281
LyondellBasell Industries NV, Class A	32,494	2,686,279
Mylan NV†	24,160	1,007,714
NN Group NV(1)	64,142	2,223,553
NXP Semiconductors NV†	33,525	2,859,012
RELX NV(1)	121,458	2,039,118
Unilever NV CVA(1)	77,468	3,404,744

		19,154,046

Norway — 0.4%
Norsk Hydro ASA(1)	540,955	2,351,997

Russia — 0.6%
Lukoil PJSC ADR	45,840	1,948,200
Sberbank of Russia ADR	194,629	1,560,925

		3,509,125

Singapore — 0.5%
Broadcom, Ltd.	20,564	2,997,203

South Africa — 0.3%
FirstRand, Ltd.(1)	272,507	880,923
Truworths International, Ltd.(1)	120,536	901,217

		1,782,140

South Korea — 0.6%
Hankook Tire Co., Ltd.(1)	18,981	884,189
Korea Electric Power Corp.(1)	17,349	939,159
Samsung Electronics Co., Ltd.(1)	1,643	1,786,592

		3,609,940

Spain — 0.3%
Iberdrola SA(1)	275,694	1,960,849

Sweden — 0.6%
Svenska Cellulosa AB SCA, Class B(1)	55,991	1,762,407
Trelleborg AB, Class B(1)	96,615	1,758,987

		3,521,394

Switzerland — 3.9%
ABB, Ltd.(1)	73,702	1,559,273
Actelion, Ltd.†(1)	13,688	2,212,953
Adecco SA(1)	31,110	2,004,310
Chubb, Ltd.	21,322	2,513,011
Lonza Group AG(1)	12,189	2,029,277
Nestle SA(1)	24,873	1,851,913
Roche Holding AG(1)	14,889	3,766,075
Swiss Re AG(1)	21,324	1,893,116
TE Connectivity, Ltd.	33,403	1,986,810
UBS Group AG(1)	187,125	3,231,131

		23,047,869

Taiwan — 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	58,165	1,372,112

United Kingdom — 6.4%
3i Group PLC(1)	276,393	1,918,715
Barclays PLC(1)	788,011	1,983,672
British American Tobacco PLC(1)	31,786	1,939,796
British Land Co. PLC(1)	205,314	2,161,955
Burberry Group PLC(1)	98,430	1,707,868
Imperial Brands PLC(1)	39,339	2,135,145
Informa PLC(1)	217,335	2,079,815
Intertek Group PLC(1)	36,828	1,756,205
ITV PLC(1)	547,022	1,804,088
Lloyds Banking Group PLC(1)	2,155,055	2,120,181
Persimmon PLC(1)	62,287	1,811,755
Prudential PLC(1)	124,613	2,465,156
Reckitt Benckiser Group PLC(1)	22,284	2,163,270
Rio Tinto PLC(1)	108,433	3,642,346
Royal Dutch Shell PLC, Class A(1)	242,191	6,337,711
Vodafone Group PLC(1)	563,016	1,820,736

		37,848,414

United States — 52.4%
AbbVie, Inc.	30,868	1,882,948
Aetna, Inc.	22,519	2,528,208
Affiliated Managers Group, Inc.†	10,768	1,834,006

Alphabet, Inc., Class C†	13,404	9,289,106
Altria Group, Inc.	61,017	3,826,376
Amazon.com, Inc.†	8,083	5,331,466
Amgen, Inc.	23,641	3,742,370
Apple, Inc.	60,030	5,627,212
AT&T, Inc.	105,166	4,082,544
AvalonBay Communities, Inc.	11,300	1,997,727
Bank of America Corp.	400,748	5,834,891
Biogen, Inc.†	12,450	3,423,625
Black Hills Corp.	22,480	1,362,063
BlackRock, Inc.	8,052	2,869,169
Broadridge Financial Solutions, Inc.	31,946	1,911,649
C.H. Robinson Worldwide, Inc.	25,320	1,796,960
C.R. Bard, Inc.	7,926	1,681,659
CA, Inc.	60,497	1,794,341
Capital One Financial Corp.	18,064	1,307,653
CBS Corp., Class B	48,770	2,726,731
Celanese Corp., Series A	28,942	2,046,199
Chevron Corp.	30,018	3,067,239
Cigna Corp.	14,086	1,951,474
Cisco Systems, Inc.	73,184	2,011,828
Citigroup, Inc.	126,403	5,849,931
Cognizant Technology Solutions Corp., Class A†	35,077	2,047,444
Comcast Corp., Class A	85,245	5,179,486
ConAgra Foods, Inc.	50,076	2,231,387
Constellation Brands, Inc., Class A	13,076	2,040,641
Cummins, Inc.	16,412	1,920,696
CVS Health Corp.	27,268	2,740,434
D.R. Horton, Inc.	58,754	1,766,145
Darden Restaurants, Inc.	30,594	1,904,476
Delta Air Lines, Inc.	48,552	2,023,162
Deluxe Corp.	28,906	1,814,719
Diamondback Energy, Inc.†	14,480	1,253,678
Discovery Communications, Inc., Class A†	68,204	1,862,651
DISH Network Corp., Class A†	34,849	1,717,707
Dow Chemical Co.	62,106	3,267,397
Dr Pepper Snapple Group, Inc.	20,499	1,863,564
East West Bancorp, Inc.	60,541	2,269,682
eBay, Inc.†	65,870	1,609,204
Edison International	22,683	1,603,915
Estee Lauder Cos., Inc., Class A	16,140	1,547,342
Exxon Mobil Corp.	37,898	3,350,183
Facebook, Inc., Class A†	42,218	4,963,992
Fluor Corp.	39,122	2,138,409
Foot Locker, Inc.	26,399	1,621,955
Four Corners Property Trust, Inc.	11,600	205,900
Freeport-McMoRan, Inc.	135,112	1,891,568
General Electric Co.	65,820	2,023,965
Gilead Sciences, Inc.	53,770	4,743,052
Global Payments, Inc.	27,191	1,962,646
Harris Corp.	24,201	1,936,322
Hartford Financial Services Group, Inc.	48,066	2,133,169
Helmerich & Payne, Inc.	30,946	2,046,150
Hess Corp.	37,261	2,221,501
Hewlett Packard Enterprise Co.	123,704	2,060,909
Hill-Rom Holdings, Inc.	43,602	2,108,157
Hologic, Inc.†	45,745	1,536,575
Honeywell International, Inc.	30,917	3,532,886
Interpublic Group of Cos., Inc.	91,450	2,097,863
Johnson & Johnson	72,077	8,078,390
Korn/Ferry International	44,127	1,197,607
Lam Research Corp.	32,258	2,464,511
Lear Corp.	15,887	1,829,070
Lowe’s Cos., Inc.	39,909	3,033,882
Marathon Oil Corp.	159,090	2,241,578
Marathon Petroleum Corp.	31,332	1,224,455
McCormick & Co., Inc.	18,110	1,698,356
Merck & Co., Inc.	35,679	1,956,636
MetLife, Inc.	59,166	2,668,387
Michaels Cos., Inc.†	40,650	1,155,680
Microsoft Corp.	128,788	6,422,658
Mohawk Industries, Inc.†	10,633	2,048,235
Molson Coors Brewing Co., Class B	23,141	2,212,974
Morgan Stanley	129,350	3,500,211
Mosaic Co.	73,525	2,057,965
Nasdaq, Inc.	34,079	2,103,015
Navient Corp.	141,454	1,933,676
NextEra Energy, Inc.	18,869	2,218,617
Norfolk Southern Corp.	17,570	1,583,233
Northrop Grumman Corp.	9,871	2,035,992
Occidental Petroleum Corp.	34,006	2,606,560
Owens Corning	40,038	1,844,551
PACCAR, Inc.	27,600	1,625,916
PayPal Holdings, Inc.†	52,557	2,059,183
PepsiCo, Inc.	22,687	2,335,854
Pfizer, Inc.	186,545	6,101,887
Philip Morris International, Inc.	24,019	2,356,744
Phillips 66	29,568	2,427,828
Pinnacle Foods, Inc.	41,196	1,754,538
Pioneer Natural Resources Co.	21,303	3,538,428
PNC Financial Services Group, Inc.	27,874	2,446,780
Priceline Group, Inc.†	1,751	2,352,749
Principal Financial Group, Inc.	49,781	2,124,653
Procter & Gamble Co.	25,720	2,060,686
PVH Corp.	16,770	1,603,212
QUALCOMM, Inc.	40,403	2,041,160
Ralph Lauren Corp.	14,698	1,370,001
Raytheon Co.	16,627	2,100,821
Reinsurance Group of America, Inc.	19,557	1,862,218
Republic Services, Inc.	41,322	1,945,027
Ross Stores, Inc.	38,780	2,201,928
Signature Bank†	12,156	1,675,461
Snap-on, Inc.	11,907	1,896,547
St. Jude Medical, Inc.	19,275	1,468,755
Stanley Black & Decker, Inc.	18,357	2,054,515
Stryker Corp.	17,139	1,868,322
SunTrust Banks, Inc.	58,544	2,443,627
Target Corp.	22,047	1,752,736
Teradyne, Inc.	97,793	1,849,266
Thermo Fisher Scientific, Inc.	15,413	2,223,325
Time, Inc.	21,648	318,226
UGI Corp.	44,923	1,807,702
United Continental Holdings, Inc.†	34,850	1,596,478

Universal Health Services, Inc., Class B	14,353	1,918,709
Visa, Inc., Class A	36,309	2,804,507
Walt Disney Co.	23,526	2,429,295
Wells Fargo & Co.	126,172	6,306,077
Western Digital Corp.	39,568	1,616,946
Western Union Co.	98,071	1,961,420
Whirlpool Corp.	8,373	1,458,074
WW Grainger, Inc.	6,291	1,475,365
Zimmer Biomet Holdings, Inc.	19,186	2,221,163

		308,588,675

Total Long-Term Investment Securities (cost $561,092,251)		586,380,240

REPURCHASE AGREEMENTS — 0.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 04/29/2016 to be repurchased 05/02/2016 in the amount of $756,001 and collateralized by $745,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $774,308 (cost $756,000)	$756,000	756,000

TOTAL INVESTMENTS — (cost $561,848,251)(2)	99.8%	587,136,240
Other assets less liabilities	0.2	1,394,934

NET ASSETS —	100.0%	$588,531,174

†	Non-income producing security
(1)	Security was valued using fair value procedures at April 30, 2016. The aggregate value of these securities was $210,350,613 representing 35.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley and Co. International PLC	USD	898,633	JPY	96,122,149	05/09/2016	$5,764	$—

JPY — Japanese Yen

USD — United States Dollar

Industry Allocation*

Medical-Drugs	6.4%
Banks-Commercial	5.2
Diversified Banking Institutions	4.8
Oil Companies-Integrated	3.3
Oil Companies-Exploration & Production	2.3
Tobacco	2.2
Diversified Manufacturing Operations	2.1
Telephone-Integrated	2.1
Banks-Super Regional	2.1
Computer Services	2.1
Insurance-Multi-line	2.1
Medical-Biomedical/Gene	2.0
Electric-Integrated	1.7
Web Portals/ISP	1.6
Cosmetics & Toiletries	1.6
Chemicals-Diversified	1.5
Food-Misc./Diversified	1.5
Auto-Cars/Light Trucks	1.5
Metal-Diversified	1.4
E-Commerce/Products	1.2
Cable/Satellite TV	1.2
Insurance-Life/Health	1.2
Retail-Apparel/Shoe	1.2
Airlines	1.1
Applications Software	1.1
Medical Products	1.1
Real Estate Operations & Development	1.1
Semiconductor Components-Integrated Circuits	1.0
Commercial Services-Finance	1.0
Semiconductor Equipment	1.0
Computers	1.0
Brewery	1.0
Building-Residential/Commercial	0.9
Insurance-Reinsurance	0.8
Internet Content-Entertainment	0.8
Electronic Components-Semiconductors	0.8
Investment Management/Advisor Services	0.8
Television	0.8
Soap & Cleaning Preparation	0.8
Multimedia	0.7
Medical-HMO	0.7
Real Estate Investment Trusts	0.7
Beverages-Non-alcoholic	0.7
Aerospace/Defense	0.7
Casino Hotels	0.7
Steel-Producers	0.7
Chemicals-Specialty	0.7
Tools-Hand Held	0.6
Auto/Truck Parts & Equipment-Original	0.6
Food-Retail	0.6
Commercial Services	0.6
Oil Refining & Marketing	0.6
Transport-Services	0.6
Instruments-Controls	0.6
Transport-Rail	0.6
Telecom Services	0.6
Medical-Generic Drugs	0.6
Machinery-Electrical	0.6
Medical Instruments	0.5
Human Resources	0.5
Apparel Manufacturers	0.5
Retail-Building Products	0.5
Finance-Credit Card	0.5
Oil-Field Services	0.5
Retail-Drug Store	0.5
Rubber-Tires	0.4
Diversified Minerals	0.4
E-Commerce/Services	0.4
Metal-Aluminum	0.4
Diagnostic Equipment	0.4
Engineering/R&D Services	0.4
Finance-Other Services	0.4
Advertising Agencies	0.4
Agricultural Chemicals	0.4
Paper & Related Products	0.4
Textile-Home Furnishings	0.3
Oil & Gas Drilling	0.3
Beverages-Wine/Spirits	0.3
Building Products-Cement	0.3
Networking Products	0.3
Metal-Iron	0.3
Building-Heavy Construction	0.3
Electronic Connectors	0.3
Non-Hazardous Waste Disposal	0.3
Aerospace/Defense-Equipment	0.3
Finance-Consumer Loans	0.3
Engines-Internal Combustion	0.3
Private Equity	0.3
Medical-Hospitals	0.3
Data Processing/Management	0.3
Building & Construction-Misc.	0.3
Retail-Restaurants	0.3
Lighting Products & Systems	0.3
Metal-Copper	0.3
Broadcast Services/Program	0.3
Building & Construction Products-Misc.	0.3
Finance-Leasing Companies	0.3
Cellular Telecom	0.3
Printing-Commercial	0.3
Leisure Products	0.3
Gas-Distribution	0.3
Enterprise Software/Service	0.3
Retail-Discount	0.3
Disposable Medical Products	0.3
Retail-Jewelry	0.3
Auto-Heavy Duty Trucks	0.3
Computers-Memory Devices	0.3
X-Ray Equipment	0.3
Import/Export	0.3
Computer Software	0.3
Distribution/Wholesale	0.3
Dialysis Centers	0.3
Retail-Convenience Store	0.3
Appliances	0.2
Machinery-General Industrial	0.2
Diversified Operations	0.2
Retail-Arts & Crafts	0.2
Schools	0.2
Retail-Automobile	0.1
Repurchase Agreements	0.1
Publishing-Periodicals	0.1

99.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$376,029,627	$210,350,613	**	$—	$586,380,240
Repurchase Agreements	—	756,000		—	756,000

Total Investments at Value	$376,029,627	$211,106,613		$—	$587,136,240

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$5,764		$—	$5,764

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 97.2%
Belgium — 0.8%
KBC Groep NV(1)	61,853	$3,484,798

Canada — 2.5%
Barrick Gold Corp.	428,422	8,293,911
Turquoise Hill Resources, Ltd.†	797,075	2,382,268

		10,676,179

Cayman Islands — 0.5%
AAC Technologies Holdings, Inc.(1)	322,006	2,230,129

China — 0.9%
China Petroleum & Chemical Corp.(1)	5,108,000	3,632,483

France — 10.2%
AXA SA(1)	149,791	3,779,301
L’Oreal SA(1)	83,323	15,125,664
Pernod Ricard SA(1)	92,608	10,003,248
Publicis Groupe SA(1)	59,220	4,375,808
Sanofi(1)	121,674	10,052,017

		43,336,038

Germany — 7.5%
BASF SE(1)	54,702	4,522,431
Bayer AG(1)	111,584	12,876,246
Continental AG(1)	21,373	4,694,525
HeidelbergCement AG(1)	33,509	2,979,170
SAP SE(1)	87,760	6,864,758

		31,937,130

Ireland — 1.3%
Bank of Ireland†(1)	3,082,525	933,704
CRH PLC(1)	154,148	4,471,585

		5,405,289

Italy — 0.4%
Eni SpA(1)	110,465	1,805,730

Japan — 14.8%
Hitachi, Ltd.(1)	1,152,000	5,214,531
Inpex Corp.(1)	481,400	3,740,517
Japan Tobacco, Inc.(1)	342,900	14,045,685
Keyence Corp.(1)	12,100	7,206,287
Kyocera Corp.(1)	36,300	1,778,732
Mitsubishi Estate Co., Ltd.(1)	257,000	4,884,546
MS&AD Insurance Group Holdings, Inc.(1)	63,300	1,646,304
NGK Spark Plug Co., Ltd.(1)	275,200	5,437,805
Nitto Denko Corp.(1)	12,900	689,189
Sekisui House, Ltd.(1)	154,600	2,668,641
Sompo Japan Nipponkoa Holdings, Inc.(1)	282,200	7,322,223
Sumco Corp.(1)	143,900	905,001
Sumitomo Mitsui Financial Group, Inc.(1)	51,800	1,557,116
Sumitomo Mitsui Trust Holdings, Inc.(1)	169,000	513,534
Toyota Motor Corp.(1)	101,000	5,094,778

		62,704,889

Jersey — 3.0%
Experian PLC(1)	322,706	5,914,522
Wolseley PLC(1)	117,215	6,563,100

		12,477,622

Netherlands — 8.4%
Akzo Nobel NV(1)	80,354	5,702,199
ING Groep NV CVA(1)	324,162	3,975,363
RELX NV(1)	404,445	6,790,092
Unilever NV CVA(1)	431,799	18,977,709

		35,445,363

Sweden — 1.0%
Nordea Bank AB(1)	425,199	4,120,187

Switzerland — 14.3%
Credit Suisse Group AG(1)	391,520	5,931,988
Nestle SA(1)	249,758	18,595,665
Novartis AG(1)	206,332	15,754,812
Roche Holding AG(1)	53,645	13,569,151
Swisscom AG(1)	8,690	4,410,009
Zurich Insurance Group AG(1)	10,414	2,333,274

		60,594,899

United Kingdom — 31.6%
Admiral Group PLC(1)	128,396	3,489,866
Aggreko PLC(1)	34,816	554,734
ARM Holdings PLC(1)	241,515	3,316,716
Aviva PLC(1)	850,260	5,392,514
British American Tobacco PLC(1)	321,430	19,615,828
BT Group PLC(1)	1,380,575	8,970,278
Bunzl PLC(1)	260,143	7,765,651
GlaxoSmithKline PLC(1)	744,707	15,856,120
Imperial Brands PLC(1)	233,917	12,695,967
Lloyds Banking Group PLC(1)	8,485,949	8,348,627
Meggitt PLC(1)	816,211	4,911,076
Prudential PLC(1)	595,321	11,776,933
Reckitt Benckiser Group PLC(1)	206,495	20,045,976
RELX PLC(1)	259,821	4,603,010
Smiths Group PLC(1)	135,220	2,196,080
Travis Perkins PLC(1)	129,960	3,517,253
Weir Group PLC(1)	54,412	958,566

		134,015,195

Total Long-Term Investment Securities (cost $419,201,978)		411,865,931

TOTAL INVESTMENTS — (cost $419,201,978)(2)	97.2%	411,865,931
Other assets less liabilities	2.8	11,865,665

NET ASSETS —	100.0%	$423,731,596

†	Non-income producing security
(1)	Security was valued using fair value procedures at April 30, 2016. The aggregate value of these securities was $401,189,752 representing 94.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

CVA — Certification Van Aandelen (Dutch Cert.)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Commonwealth Bank of Australia	JPY	2,450,000,000	USD	22,642,625	05/20/2016	$—	$(390,657)

JPY — Japanese Yen

USD — United States Dollar

Industry Allocation*

Medical-Drugs	16.1%
Tobacco	10.9
Cosmetics & Toiletries	8.1
Soap & Cleaning Preparation	4.7
Food-Misc./Diversified	4.4
Insurance-Life/Health	4.1
Banks-Commercial	3.4
Distribution/Wholesale	3.4
Diversified Banking Institutions	3.4
Telephone-Integrated	3.1
Insurance-Property/Casualty	2.9
Commercial Services	2.8
Chemicals-Diversified	2.7
Beverages-Wine/Spirits	2.3
Gold Mining	1.9
Building Products-Cement	1.8
Electronic Measurement Instruments	1.7
Enterprise Software/Service	1.6
Insurance-Multi-line	1.5
Commercial Services-Finance	1.4
Oil Companies-Integrated	1.3
Auto/Truck Parts & Equipment-Original	1.3
Machinery-Electrical	1.2
Auto-Cars/Light Trucks	1.2
Aerospace/Defense	1.2
Real Estate Management/Services	1.2
Rubber-Tires	1.1
Advertising Services	1.0
Electronic Components-Semiconductors	1.0
Electronic Components-Misc.	0.9
Oil Companies-Exploration & Production	0.9
Retail-Building Products	0.8
Building-Residential/Commercial	0.6
Metal-Copper	0.6
Diversified Manufacturing Operations	0.5
Machinery-Pumps	0.2

97.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$10,676,179	$401,189,752	**	$—	$411,865,931

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$390,657		$—	$390,657

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.5%
Bermuda — 1.0%
GOME Electrical Appliances Holding, Ltd.(1)	7,580,000	$972,959
REXLot Holdings, Ltd.	9,450,000	168,121
Shenzhen International Holdings, Ltd.(1)	945,250	1,540,636
Skyworth Digital Holdings, Ltd.(1)	2,214,000	1,450,100

		4,131,816

Brazil — 4.2%
Banco do Brasil SA	736,660	4,735,786
Braskem SA, Class A (preference shares)	183,490	1,309,785
Cia Brasileira de Distribuicao ADR	148,690	2,178,309
Estacio Participacoes SA	288,540	995,848
Itau Unibanco Holding SA ADR	454,284	4,329,327
MRV Engenharia e Participacoes SA	607,600	2,123,530
Sul America SA	252,080	1,227,692

		16,900,277

Cayman Islands — 10.0%
AAC Technologies Holdings, Inc.(1)	410,000	2,839,553
ANTA Sports Products, Ltd.(1)	761,000	1,940,866
Belle International Holdings, Ltd.(1)	4,562,000	2,776,735
Casetek Holdings, Ltd.(1)	205,000	918,095
China Lesso Group Holdings, Ltd.(1)	1,135,000	620,526
Chlitina Holding, Ltd.(1)	228,000	1,601,767
Geely Automobile Holdings, Ltd.(1)	6,175,000	3,041,259
Jiangnan Group, Ltd.(1)	3,590,000	605,049
Lee & Man Paper Manufacturing, Ltd.(1)	2,099,000	1,375,622
NetEase, Inc. ADR	29,230	4,112,661
Shenzhou International Group Holdings, Ltd.(1)	200,000	1,027,235
Silicon Motion Technology Corp. ADR	46,550	1,794,502
Sino Biopharmaceutical, Ltd.(1)	3,418,000	2,424,622
Sunny Optical Technology Group Co., Ltd.(1)	492,000	1,516,117
Tencent Holdings, Ltd.(1)	390,700	7,928,212
Trina Solar, Ltd. ADR†	170,830	1,665,593
WH Group, Ltd.*(1)	1,594,000	1,287,227
Xinyi Solar Holdings, Ltd.(1)	2,732,000	1,071,780
Zhen Ding Technology Holding, Ltd.(1)	695,000	1,454,969

		40,002,390

China — 15.0%
Bank of China, Ltd.(1)	16,889,000	6,833,388
China CITIC Bank Corp., Ltd.†(1)	7,153,000	4,493,451
China Construction Bank Corp.(1)	15,574,000	9,922,216
China Everbright Bank Co., Ltd.(1)	4,304,000	1,923,306
China Merchants Bank Co., Ltd.(1)	2,391,500	5,218,523
China Railway Construction Corp., Ltd.(1)	1,240,000	1,562,058
China Vanke Co., Ltd.(1)	1,601,200	4,006,649
Chongqing Rural Commercial Bank(1)	2,025,000	1,064,231
CSPC Pharmaceutical Group, Ltd.(1)	1,348,000	1,187,927
Great Wall Motor Co., Ltd.(1)	2,189,500	1,638,836
Guangzhou Automobile Group Co., Ltd.(1)	2,904,000	3,356,465
Huadian Power International Corp., Ltd.(1)	2,650,000	1,362,188
Huaneng Power International, Inc.(1)	1,948,000	1,387,128
PICC Property & Casualty Co., Ltd.(1)	2,508,000	4,516,370
Shanghai Pharmaceuticals Holding Co., Ltd.(1)	541,800	1,146,820
Shenzhen Expressway Co., Ltd.(1)	1,528,000	1,353,812
Sinopharm Group Co., Ltd.(1)	870,800	3,695,727
TravelSky Technology, Ltd.(1)	845,000	1,569,888
Xinjiang Goldwind Science & Technology Co., Ltd.(1)	492,400	807,968
Zhejiang Expressway Co., Ltd.(1)	1,780,000	1,821,015
ZTE Corp.(1)	876,200	1,359,744

		60,227,710

Cyprus — 0.2%
QIWI PLC ADR	64,300	786,389

Egypt — 0.4%
Commercial International Bank of Egypt SAE GDR	413,862	1,543,705

Hong Kong — 3.7%
China Mobile, Ltd.(1)	1,046,500	11,903,291
China Overseas Land & Investment, Ltd.(1)	966,000	3,064,791

		14,968,082

Hungary — 1.1%
MOL Hungarian Oil & Gas PLC(1)	28,070	1,713,668
OTP Bank PLC(1)	106,690	2,826,897

		4,540,565

India — 4.7%
Dr. Reddy’s Laboratories, Ltd. ADR	18,080	824,448
HDFC Bank, Ltd. ADR	106,560	6,699,427
ICICI Bank, Ltd. ADR	156,280	1,101,774
Reliance Industries, Ltd. GDR*	222,170	6,576,232
Wipro, Ltd. ADR	302,010	3,669,422

		18,871,303

Mexico — 1.0%
Fomento Economico Mexicano SAB de CV ADR	29,940	2,790,707
Gruma S.A.B. de CV	73,820	1,076,022

		3,866,729

Netherlands — 1.9%
Steinhoff International Holdings NV(1)	1,005,026	6,298,478
X5 Retail Group NV GDR†	62,450	1,236,510

		7,534,988

Poland — 1.8%
Eurocash SA(1)	93,500	1,336,177
Polski Koncern Naftowy Orlen SA(1)	245,450	4,408,233
Polskie Gornictwo Naftowe I Gazownictwo SA(1)	1,203,310	1,601,345

		7,345,755

Russia — 8.5%
Gazprom PAO ADR	1,513,150	7,853,249
Lukoil PJSC ADR	143,020	6,078,350

Magnit PJSC	11,470	1,599,399
Magnitogorsk Iron & Steel Works OJSC†	2,138,390	784,079
Moscow Exchange MICEX-RTS PJSC	1,111,855	1,753,632
Ros Agro PLC GDR*(2)	50,210	753,150
Sberbank of Russia ADR	851,210	6,826,704
Severstal PAO GDR	157,910	1,834,914
Surgutneftegas OAO† (preference shares)	5,170,235	3,312,988
Tatneft PAO ADR	103,820	3,254,238

		34,050,703

Singapore — 0.5%
Jardine Cycle & Carriage, Ltd.(1)	69,200	1,980,272

South Africa — 2.4%
Naspers, Ltd., Class N(1)	13,090	1,804,811
Pick n Pay Stores, Ltd.(1)	272,750	1,420,550
Pioneer Foods Group, Ltd.(1)	120,800	1,416,261
SPAR Group, Ltd.(1)	175,880	2,628,594
Truworths International, Ltd.(1)	348,529	2,605,862

		9,876,078

South Korea — 20.1%
Amorepacific Corp.(1)	9,170	3,258,767
BGF retail Co., Ltd.(1)	7,120	1,156,504
Coway Co., Ltd.(1)	32,050	2,769,740
Crown Confectionery Co. Ltd.(2)	1,790	774,619
GS Home Shopping, Inc.(1)	4,860	786,465
GS Retail Co., Ltd.(1)	38,325	1,790,161
Hankook Tire Co., Ltd.(1)	55,720	2,595,598
Hyosung Corp.(1)	18,270	1,956,675
Hyundai Marine & Fire Insurance Co., Ltd.(1)	66,950	1,862,729
Hyundai Mobis Co., Ltd.(1)	9,080	2,066,847
Industrial Bank of Korea(1)	318,510	3,375,118
Kangwon Land, Inc.(1)	80,220	2,990,437
Kia Motors Corp.(1)	117,695	4,935,499
Korea Electric Power Corp.(1)	75,885	4,107,906
KT&G Corp.(1)	54,610	5,892,593
LG Display Co., Ltd.(1)	177,126	3,704,779
LG Uplus Corp.(1)	207,490	2,035,605
Lotte Chemical Corp.(1)	4,170	1,066,271
NCSoft Corp.(1)	14,084	2,824,428
Partron Co., Ltd.(1)	113,321	1,104,885
S-Oil Corp.(1)	24,009	1,822,621
Samsung Electronics Co., Ltd.(1)	18,725	20,361,493
Shinhan Financial Group Co., Ltd.(1)	86,440	3,156,970
SK Hynix, Inc.(1)	173,350	4,254,585

		80,651,295

Taiwan — 12.5%
Advanced Semiconductor Engineering, Inc.(1)	3,147,000	2,947,064
Catcher Technology Co., Ltd.(1)	436,000	3,049,137
Chicony Electronics Co., Ltd.(1)	480,070	1,144,582
Coretronic Corp.(1)	853,000	774,331
Elite Material Co., Ltd.(1)	918,000	1,632,239
Feng TAY Enterprise Co., Ltd.(1)	219,540	943,012
FLEXium Interconnect, Inc.(1)	739,000	1,696,117
Fubon Financial Holding Co., Ltd.(1)	3,219,000	3,899,827
Grape King Bio, Ltd.(1)	319,000	1,917,939
Innolux Corp.(1)	4,793,000	1,481,483
Pegatron Corp.(1)	1,359,000	2,861,511
Pou Chen Corp.(1)	1,706,000	2,145,298
Shin Zu Shing Co., Ltd.(1)	363,000	1,030,401
St. Shine Optical Co., Ltd.(1)	54,000	1,007,521
Taiwan Paiho, Ltd.(1)	534,000	1,601,410
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	774,000	3,546,462
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	540,093	12,740,794
Uni-President Enterprises Corp.(1)	2,276,000	4,097,414
Win Semiconductors Corp.(1)	816,994	1,536,601

		50,053,143

Thailand — 1.8%
Krung Thai Bank PCL NVDR(1)	6,742,100	3,365,574
Thai Oil PCL NVDR(1)	987,500	1,860,111
Thai Union Frozen Products PCL NVDR(1)	3,689,100	2,178,621

		7,404,306

Turkey — 5.7%
Arcelik AS(1)	277,190	1,861,603
BIM Birlesik Magazalar AS(1)	91,760	2,021,516
Dogus Otomotiv Servis ve Ticaret AS(1)	141,520	611,067
Ford Otomotiv Sanayi AS(1)	73,750	991,173
TAV Havalimanlari Holding AS(1)	264,755	1,543,231
Tofas Turk Otomobil Fabrikasi AS(1)	143,030	1,131,898
Turk Hava Yollari AO†(1)	1,084,170	2,673,400
Turkcell Iletisim Hizmetleri AS(1)	491,130	2,124,663
Turkiye Halk Bankasi AS(1)	996,415	3,828,758
Turkiye Is Bankasi, Class C(1)	2,561,885	4,496,284
Turkiye Sise ve Cam Fabrikalari AS(1)	1,035,900	1,447,767

		22,731,360

United Arab Emirates — 1.0%
Aldar Properties PJSC(1)	1,582,440	1,164,527
Dubai Islamic Bank PJSC(1)	907,890	1,443,012
Emaar Properties PJSC(1)	726,580	1,336,339

		3,943,878

Total Common Stocks (cost $394,488,344)		391,410,744

REGISTERED INVESTMENT COMPANIES — 0.4%
JPMorgan Indian Investment Trust PLC†(1) (cost 1,574,953)	226,310	1,679,011

Total Long-Term Investment Securities (cost $396,063,297)		393,089,755

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/02/2016 (cost 2,234,000)	$2,234,000	2,234,000

TOTAL INVESTMENTS — (cost $398,297,297)(3)	98.5%	395,323,755
Other assets less liabilities	1.5	5,977,422

NET ASSETS —	100.0%	$401,301,177

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2016, the aggregate value of these securities was $8,616,609 representing 2.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at April 30, 2016. The aggregate value of these securities was $294,577,849 representing 73.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(3)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2016	Unrealized Appreciation (Depreciation)
63	Long	SGX Nifty 50 Index	May 2016	$995,528	$994,455	$(1,073)

Industry Allocation*
Banks-Commercial	17.8%
Electronic Components-Semiconductors	7.0
Oil Companies-Integrated	5.9
Semiconductor Components-Integrated Circuits	4.8
Cellular Telecom	4.0
Auto-Cars/Light Trucks	3.7
Oil Refining & Marketing	3.7
Electronic Components-Misc.	3.1
Food-Retail	2.4
Real Estate Operations & Development	2.3
Internet Application Software	2.0
Retail-Apparel/Shoe	1.8
Diversified Financial Services	1.8
Insurance-Property/Casualty	1.6
Home Furnishings	1.6
Food-Misc./Diversified	1.5
Tobacco	1.5
Cosmetics & Toiletries	1.2
Public Thoroughfares	1.2
Beverages-Non-alcoholic	1.2
Appliances	1.2
Medical-Drugs	1.1
Metal Processors & Fabrication	1.1
Entertainment Software	1.0
Electric-Integrated	1.0
Medical-Wholesale Drug Distribution	0.9
Computer Services	0.9
Banks-Special Purpose	0.8
Circuit Boards	0.8
Athletic Footwear	0.7
Casino Hotels	0.7
Internet Content-Entertainment	0.7
Electric-Generation	0.7
Energy-Alternate Sources	0.7
Airlines	0.7
Computers-Periphery Equipment	0.7
Retail-Hypermarkets	0.7
Rubber-Tires	0.6
Petrochemicals	0.6
Time Deposits	0.6
Food-Canned	0.5
Building-Residential/Commercial	0.5
Auto/Truck Parts & Equipment-Original	0.5
Distribution/Wholesale	0.5
Metal Products-Distribution	0.5
Steel-Producers	0.5
Multimedia	0.4
Retail-Convenience Store	0.4
Finance-Other Services	0.4
Closed-End Funds	0.4
Textile-Products	0.4
Applications Software	0.4
Building-Heavy Construction	0.4
Airport Development/Maintenance	0.4
Photo Equipment & Supplies	0.4
Audio/Video Products	0.4
Housewares	0.4
Containers-Paper/Plastic	0.3
Telecommunication Equipment	0.3
Food-Wholesale/Distribution	0.3
Food-Meat Products	0.3
Insurance-Multi-line	0.3
Retail-Drug Store	0.3
Wireless Equipment	0.3
Food-Flour & Grain	0.3
Textile-Apparel	0.3
Schools	0.3
Optical Supplies	0.2
Retail-Consumer Electronics	0.2
Power Converter/Supply Equipment	0.2
Retail-Misc./Diversified	0.2
Commercial Services-Finance	0.2
Metal-Iron	0.2
Food-Confectionery	0.2
Building & Construction Products-Misc.	0.2
Retail-Automobile	0.1
Wire & Cable Products	0.1

98.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$31,543,921	$2,506,782		—	$34,050,703
South Korea	—	80,651,295	***	—	80,651,295
Other Countries	63,686,584	213,022,162	**	—	276,708,746
Registered Investment Companies	—	1,679,011	**	—	1,679,011
Short-Term Investment Securities	—	2,234,000		—	2,234,000

Total Investments at Value	$95,230,505	$300,093,250		$—	$395,323,755

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,073	$—		$—	$1,073

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.
***	Amount includes $79,876,676 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $6,298,478 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

SunAmerica Series Trust

Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2016 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.2%
Belgium — 1.5%
UCB SA(1)	242,260	$18,200,814

Bermuda — 1.9%
Haier Electronics Group Co., Ltd.(1)	2,381,000	3,968,325
Kunlun Energy Co., Ltd.(1)	10,778,000	9,277,378
Noble Group, Ltd.†(1)	29,286,200	9,930,501

		23,176,204

Canada — 1.3%
Precision Drilling Corp.	1,804,300	9,361,595
Suncor Energy, Inc.	237,300	6,965,616

		16,327,211

Cayman Islands — 0.9%
Cheung Kong Property Holdings, Ltd.(1)	274,284	1,873,402
CK Hutchison Holdings, Ltd.(1)	274,284	3,278,344
GCL-Poly Energy Holdings, Ltd.(1)	45,611,000	6,732,469

		11,884,215

China — 4.4%
China Life Insurance Co., Ltd.(1)	5,112,000	11,742,001
China Telecom Corp., Ltd.(1)	35,269,383	17,389,831
CRRC Corp., Ltd., Class H(1)	13,626,290	13,255,849
Shanghai Pharmaceuticals Holding Co., Ltd.(1)	2,133,100	4,515,101
Sinopharm Group Co., Ltd.(1)	1,830,000	7,766,629

		54,669,411

Denmark — 0.7%
FLSmidth & Co. A/S(1)	212,130	8,245,706

France — 10.3%
AXA SA(1)	473,514	11,946,992
BNP Paribas SA(1)	263,970	13,989,340
Cie de Saint-Gobain(1)	386,140	17,706,008
Cie Generale des Etablissements Michelin(1)	145,105	15,153,345
Credit Agricole SA(1)	1,336,950	14,802,500
Orange SA(1)	155,500	2,582,248
Sanofi(1)	161,528	13,344,529
Technip SA(1)	233,430	13,742,622
TOTAL SA(1)	380,580	19,245,288
Zodiac Aerospace(1)	218,560	5,115,090

		127,627,962

Germany — 10.7%
Bayer AG(1)	131,090	15,127,143
Commerzbank AG(1)	743,680	6,943,404
Deutsche Boerse AG(1)	128,660	10,554,831
Deutsche Lufthansa AG(1)	1,235,470	19,180,466
HeidelbergCement AG(1)	176,770	15,716,013
LANXESS AG(1)	307,410	16,062,761
Merck KGaA(1)	126,200	11,849,901
METRO AG(1)	429,530	13,659,667
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(1)	47,060	8,729,939
Siemens AG(1)	147,160	15,358,869

		133,182,994

Hong Kong — 1.3%
China Mobile, Ltd.(1)	1,393,500	15,850,202

Ireland — 1.6%
CRH PLC(1)	679,845	19,721,206

Israel — 1.5%
Teva Pharmaceutical Industries, Ltd. ADR	337,597	18,382,157

Italy — 2.9%
Eni SpA(1)	907,015	14,826,633
Intesa Sanpaolo SpA(1)	1,688,488	4,694,229
UniCredit SpA(1)	4,420,927	17,046,263

		36,567,125

Japan — 7.6%
Canon, Inc.(1)	314,900	8,826,378
Kirin Holdings Co., Ltd.(1)	302,200	4,389,906
Konica Minolta, Inc.(1)	1,463,500	12,689,790
Nissan Motor Co., Ltd.(1)	1,503,700	13,385,672
SoftBank Group Corp.(1)	353,700	18,604,349
Suntory Beverage & Food, Ltd.(1)	382,800	17,092,745
Toshiba Corp.†(1)	4,560,000	9,533,201
Toyota Motor Corp.(1)	187,600	9,463,173

		93,985,214

Jersey — 2.7%
Glencore PLC(1)	4,583,950	11,028,119
Petrofac, Ltd.(1)	1,787,320	22,170,449

		33,198,568

Netherlands — 7.2%
Aegon NV(1)	2,060,310	11,832,663
Akzo Nobel NV(1)	232,110	16,471,333
ING Groep NV CVA(1)	1,421,270	17,429,755
Koninklijke Philips NV(1)	229,399	6,307,320
NN Group NV(1)	345,390	11,973,324
QIAGEN NV†(1)	479,940	10,770,653
SBM Offshore NV(1)	1,099,505	14,803,263

		89,588,311

Norway — 1.5%
Telenor ASA(1)	1,090,190	18,679,630

Portugal — 0.6%
Galp Energia SGPS SA(1)	528,450	7,287,592

Russia — 0.5%
MMC Norilsk Nickel PJSC (LSE) ADR(1)	383,808	5,690,357
MMC Norilsk Nickel PJSC (OTC) ADR	58,381	862,287

		6,552,644

Singapore — 2.1%
DBS Group Holdings, Ltd.(1)	1,072,950	12,140,678
Singapore Telecommunications, Ltd.(1)	1,582,000	4,528,768
Singapore Telecommunications, Ltd. 10(1)	3,354,300	9,527,018

		26,196,464

South Korea — 7.5%
Hana Financial Group, Inc.(1)	657,531	14,676,094
Hyundai Mobis Co., Ltd.(1)	62,336	14,189,315
Hyundai Motor Co.(1)	103,649	13,025,654
KB Financial Group, Inc. ADR	442,576	13,458,736
POSCO(1)	52,741	11,060,055
Samsung Electronics Co., Ltd. GDR*	49,813	27,148,085

		93,557,939

Spain — 2.2%
Repsol SA(1)	756,111	9,979,691
Telefonica SA(1)	1,355,712	14,844,631
Telefonica SA ADR	289,939	3,163,234

		27,987,556

Sweden — 1.4%
Getinge AB, Class B(1)	809,180	17,099,764

Switzerland — 4.7%
ABB, Ltd.(1)	337,650	7,143,479
Credit Suisse Group AG(1)	1,075,322	16,292,391
Novartis AG(1)	86,270	6,587,285
Roche Holding AG(1)	58,120	14,701,073
Swiss Re AG(1)	157,215	13,957,335

		58,681,563

Taiwan — 0.8%
Quanta Computer, Inc.(1)	6,335,000	10,185,383

Thailand — 1.2%
Bangkok Bank PCL(1)	2,592,400	12,302,947
PTT Exploration & Production PCL	1,449,300	3,122,240

		15,425,187

United Kingdom — 18.2%
Aviva PLC(1)	1,360,570	8,628,999
BAE Systems PLC(1)	1,071,271	7,485,227
Barclays PLC(1)	7,316,500	18,417,933
BP PLC(1)	4,448,812	24,539,548
GlaxoSmithKline PLC(1)	882,057	18,780,543
HSBC Holdings PLC(1)	254,800	1,691,764
HSBC Holdings PLC ADR	512,068	17,067,227
Kingfisher PLC(1)	2,896,740	15,431,445
Lloyds Banking Group PLC(1)	11,912,420	11,719,650
Marks & Spencer Group PLC(1)	1,551,140	9,617,802
Royal Dutch Shell PLC, Class A ADR	7,071	373,985
Royal Dutch Shell PLC, Class B ADR	455,252	24,287,694
Sky PLC(1)	1,154,540	15,867,589
Standard Chartered PLC(1)	2,420,175	19,638,206
Tesco PLC†(1)	5,938,470	14,916,493
Vodafone Group PLC(1)	5,453,683	17,636,647

		226,100,752

Total Long-Term Investment Securities (cost $1,223,902,644)		1,208,361,774

REPURCHASE AGREEMENTS — 2.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 04/29/2016, to be repurchased 05/02/2016 in the amount of $29,211,024, and collateralized by $28,670,000 of United States Treasury Notes, bearing interest at 2.13%, due 09/30/2021 and having an approximate value of $29,797,878 (cost $29,211,000)	$29,211,000	29,211,000

TOTAL INVESTMENTS — (cost $1,253,113,644) (2)	99.6%	1,237,572,774
Other assets less liabilities	0.4	5,471,171

NET ASSETS —	100.0%	$1,243,043,945

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2016, the aggregate value of these securities was $27,148,085 representing 2.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at April 30, 2016. The aggregate value of these securities was $1,084,168,918 representing 87.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

GDR — Global Depositary Receipt

LSE — London Stock Exchange

OTC — Over the Counter

Industry Allocation*
Diversified Banking Institutions	8.8%
Oil Companies-Integrated	8.8
Medical-Drugs	8.0
Banks-Commercial	6.0
Oil-Field Services	4.1
Telecom Services	4.0
Telephone-Integrated	3.1
Auto-Cars/Light Trucks	2.9
Building Products-Cement	2.9
Cellular Telecom	2.7
Chemicals-Diversified	2.6
Insurance-Life/Health	2.6
Repurchase Agreements	2.4
Food-Retail	2.3
Diversified Financial Services	2.3
Electronic Components-Semiconductors	2.2
Diversified Manufacturing Operations	2.0
Insurance-Multi-line	1.9
Insurance-Reinsurance	1.8
Airlines	1.5
Medical-Generic Drugs	1.5
Building & Construction Products-Misc.	1.4
Metal-Diversified	1.4
Medical Instruments	1.4
Beverages-Non-alcoholic	1.4
Cable/Satellite TV	1.3
Retail-Building Products	1.2
Rubber-Tires	1.2
Auto/Truck Parts & Equipment-Original	1.1
Miscellaneous Manufacturing	1.1
Diversified Operations	1.1
Photo Equipment & Supplies	1.0
Oil Companies-Exploration & Production	1.0
Steel-Producers	0.9
Diagnostic Kits	0.9
Finance-Other Services	0.8
Computers	0.8
Retail-Major Department Stores	0.8
Oil & Gas Drilling	0.7
Office Automation & Equipment	0.7
Machinery-General Industrial	0.7
Medical-Wholesale Drug Distribution	0.6
Aerospace/Defense	0.6
Machinery-Electrical	0.6
Energy-Alternate Sources	0.5
Electronic Components-Misc.	0.5
Aerospace/Defense-Equipment	0.4
Retail-Drug Store	0.4
Brewery	0.3
Appliances	0.3
Real Estate Operations & Development	0.1

99.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$124,192,856	$1,084,168,918	**	$—	$1,208,361,774
Repurchase Agreements	—	29,211,000		—	29,211,000

Total Investments at Value	$124,192,856	$1,113,379,918		$—	$1,237,572,774

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS—April 30, 2016—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of April 30, 2016, is reported on a schedule following portfolio of investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Option contracts on swaps (“Swaptions”) and other option deriatives ( i.e. straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and and are generally categorized as a Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Global Bond, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, VCPSM Value, Telecom Utility, International Growth and Income, Global Equities and International Diversified Equities Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the SA Schroders VCP Global Allocation and VCP Total Return BalancedSM Portfolios also used forward currency contracts to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Futures: During the period, the Corporate Bond Portfolio used futures contracts to manage duration and yield curve positioning. The Global Bond Portfolio used futures contracts to increase or decrease exposure to bond markets. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The Balanced, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, VCP Total Return BalancedSM and VCP SM Value Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, Equity Index, and Emerging Markets Portfolios used futures contracts to increase or decrease exposure to equity markets. In addition, the SA BlackRock VCP Global Multi Asset Portfolio used futures contracts to control currency exposure.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Options: During the period, the SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced and VCP Total Return BalancedSM Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Transactions in options written during the period ending April 30, 2016 are summarized as follows:

	SunAmerica Dynamic Allocation Portfolio		SunAmerica Dynamic Strategy Portfolio		VCP Total Return BalancedSM Portfolio
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Notional Amounts	Premiums Received
Options outstanding as of January 31, 2016	4,440,000	$94,808,772	2,436,000	$52,004,815	$19,200,000	$103,710
Options written	12,700,000	128,191,963	6,965,000	70,277,526	22,000,000	141,900
Options terminated in closing purchase transactions	(11,430,000)	(113,521,052)	(6,298,000)	(62,547,536)	—	—
Options exercised	—	—	—	—	(9,600,000)	(54,425)
Options expired (written)	(2,400,000)	(79,344,750)	(1,314,000)	(43,439,800)	(9,600,000)	(49,285)

Options outstanding as of April 30, 2016	3,310,000	$30,134,933	1,789,000	$16,295,005	$22,000,000	$141,900

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the Global Bond Portfolio used credit default swaps to manage credit risk (i.e., hedging). The VCP Total Return BalancedSM Portfolio used credit default swaps as a substitute for physical securities.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Equity Swap Agreements: During the period, the VCP Total Return BalancedSM Portfolio used equity swaps to gain exposure to a security or market index and to enhance total return.

Equity swaps and total return swaps, a type of equity swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the Global Bond and VCP Total Return Balanced Portfolios used interest rate swap agreements to manage exposure to fluctuations in interest rates.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the sub-adviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables represent the value of derivatives held as of April 30, 2016, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of April 30, 2016, please refer to a schedule following each Portfolio’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Swap Contracts(2)	Futures Contracts(1)	Foreign Forward Exchange Contracts(2)	Total
Portfolio
Corporate Bond	$42,188	$—	$—	$—	$—	$—	$—	$—	$—	$42,188
Global Bond	146,200	1,755,353	—	—	—	—	3,850	—	2,629,362	4,534,765
SA JP Morgan MFS Core Bond	75,250	—	—	—	—	—	—	—	—	75,250
Balanced	15,118	—	—	—	—	—	—	—	—	15,118
SunAmerica Dynamic Allocation	—	—	—	—	—	47,418,511	—	—	—	47,418,511
SunAmerica Dynamic Strategy	—	—	—	—	—	25,775,584	—	—	—	25,775,584
SA BlackRock VCP Global Multi Asset	27,931	—	—	3,415	—	337,380	—	32,744	—	401,470
SA Schroders VCP Global Allocation	17,092	—	—	13,195	—	118,245	—	—	602,186	750,718
SA T. Rowe Price VCP Balanced	—	—	—	—	—	26,625	—	—	1,815	28,440
VCP Total Return Balanced	9,516	76,629	—	—	3,557,079	3,348,350	18,624	—	—	7,010,198
VCP Value	—	—	—	—	—	—	—	—	35,431	35,431
Telecom Utility	—	—	—	—	—	—	—	—	1,209	1,209
Equity Index	—	—	—	—	—	—	—	—	—	—
International Growth and Income	—	—	—	—	—	—	—	—	1,695,374	1,695,374
Global Equities	—	—	—	—	—	—	—	—	5,764	5,764
International Diversified Equities	—	—	—	—	—	—	—	—	—	—
Emerging Markets	—	—	—	—	—	—	—	—	—	—

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
	Futures Contracts(1)	Swap Contracts(2)	Options Written(3)	Futures Contracts(1)	Swap Contracts(2)	Options Written(3)	Swap Contracts(2)	Futures Contracts(1)	Foreign Forward Exchange Contracts(2)	Total
Portfolio
Corporate Bond	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Global Bond	86,422	2,719,233	—	—	—	—	89,967	—	2,184,124	5,079,746
SA JP Morgan MFS Core Bond	18,703	—	—	—	—	—	—	—	—	18,703
Balanced	—	—	—	10,640	—	—	—	—	—	10,640
SunAmerica Dynamic Allocation	—	—	—	18,354,000	—	17,796,486	—	—	—	36,150,486
SunAmerica Dynamic Strategy	—	—	—	6,716,500	—	9,671,338	—	—	—	16,387,838
SA BlackRock VCP Global Multi Asset	39,720	—	—	416,074	—	—	—	15,411	—	471,205
SA Schroders VCP Global Allocation	11,114	—	—	593,577	—	—	—	—	179,831	784,522
SA T. Rowe Price VCP Balanced	13,922	—	—	160,345	—	—	—	—	—	174,267
VCP Total Return Balanced	—	164,550	6,734	3,206,197	—	—	—	—	57,294	3,434,775
VCP Value	—	—	—	—	—	—	—	—	594,937	594,937
Telecom Utility	—	—	—	—	—	—	—	—	90,945	90,945
Equity Index	—	—	—	174,895	—	—	—	—	—	174,895
International Growth and Income	—	—	—	—	—	—	—	—	1,309,264	1,309,264
Global Equities	—	—	—	—	—	—	—	—	—	—
International Diversified Equities	—	—	—	—	—	—	—	—	390,657	390,657
Emerging Markets	—	—	—	2,142	—	—	—	—	—	2,142

(1)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)	Portfolio	Cumulative Appreciation (Depreciation)
Corporate Bond	$(115,598)	SA T. Rowe Price VCP Balanced	$182,237
Global Bond	(365,507)	VCP Total Return Balanced	13,364,851
SA JPMorgan MFS Core Bond	(163,380)	Equity Index	657,721
Balanced	27,132	Emerging Markets	(1,073)
SunAmerica Dynamic Allocation	(28,862,896)
SunAmerica Dynamic Strategy	(15,336,039)
SA Blackrock VCP Global Multi Asset	(36,745)
SA Schroders VCP Global Allocation	531,049

(2)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments
(3)	Reported at value on the Portfolio of Investments

Note 2. Repurchase Agreements

As of April 30, 2016, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
Cash Management	16.05%	$95,560,000
High Yield Bond	2.67	15,873,000
Equity Index	3.68	21,910,000
“Dogs” of Wall Street	0.40	2,380,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated April 29, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $595,506,000 a repurchase price of $595,506,496 and a maturity date of May 2, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	8.75%	5/15/20	$25,000,000	$33,474,150
U.S. Treasury Bonds	7.88	2/15/21	25,000,000	33,048,675
U.S. Treasury Notes	3.38	11/15/19	300,000,000	328,664,400
U.S. Treasury Notes	2.38	12/31/20	50,000,000	52,860,250
U.S. Treasury Notes	2.38	6/30/18	85,000,000	88,487,805
U.S. Treasury Notes	2.25	7/31/21	63,900,000	67,107,077
U.S. Treasury Notes	1.38	6/30/18	3,715,000	3,776,535

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended April 30, 2016, transactions in these securities were as follows:

SunAmerica Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2016
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$—	$—	$636,214,691	$5,857,602	$17,599,268	$(1,598,539)	$37,607,085	$660,481,571
Global Bond Portfolio, Class 1	—	—	84,482,963	836,800	371,324	(45,334)	5,285,334	90,188,439
High-Yield Bond Portfolio, Class 1	—	—	163,467,068	16,673,601	742,649	(52,786)	15,048,357	194,393,591
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	707,641,652	6,694,403	47,970,594	(2,513,371)	19,340,080	683,192,170
Equity Index Portfolio, Class 1	—	—	817,601,881	2,850,592	2,123,024	762,035	56,294,390	875,385,874
Growth-Income Portfolio, Class 1	—	—	323,441,515	23,012,872	16,398,233	2,867,920	21,624,596	354,548,670
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	298,440,523	2,928,801	1,299,634	159,751	15,318,192	315,547,633
Fundamental Growth Portfolio, Class 1	—	—	66,743,486	84,071	18,098,599	(1,561,253)	3,998,926	51,166,631
Blue Chip Growth Portfolio	—	—	355,103,078	14,057,895	1,708,722	93,212	20,389,768	387,935,231
Real Estate Portfolio, Class 1	—	—	60,061,670	84,071	98,598	1,359	4,621,817	64,670,319
Small Company Value Portfolio, Class 1	—	—	162,155,804	1,297,236	19,906,286	3,797,069	15,359,893	162,703,716
Mid-Cap Growth Portfolio, Class 1	—	—	89,951,733	836,800	371,324	87,636	7,199,495	97,704,340
Aggressive Growth Portfolio, Class 1	—	—	69,345,714	752,730	13,272,727	4,031,808	1,681,572	62,539,097
Growth Opportunities Portfolio, Class 1	—	—	82,523,424	836,800	371,324	(27,057)	4,948,942	87,910,785
International Diversified Equities Portfolio, Class 1	—	—	200,328,067	16,432,306	1,537,757	(169,742)	7,892,914	222,945,788
International Growth and Income Portfolio, Class 1	—	—	9,164,671	—	9,300,000	(581,734)	1,159,262	442,199
Global Equities Portfolio, Class 1	—	—	337,035,284	3,347,201	1,485,295	412,556	16,586,763	355,896,509
Emerging Markets Portfolio, Class 1	—	—	209,135,291	12,092,001	11,928,310	(2,523,782)	25,628,737	232,403,937
Foreign Value Portfolio, Class 1	—	—	392,524,953	3,765,601	1,670,959	85,930	29,621,467	424,326,992
Seasons Series Trust
Stock Portfolio, Class 1	—	—	355,709,925	3,389,238	1,534,597	399,480	13,239,959	371,204,005
Large Cap Growth Portfolio, Class 1	—	—	131,762,100	1,255,200	556,985	(5,517)	5,573,475	138,028,273
Large Cap Value Portfolio, Class 1	—	—	340,340,563	3,347,201	1,485,296	343,576	33,189,180	375,735,224
Mid Cap Growth Portfolio, Class 1	—	—	79,160,218	836,800	371,324	57,186	6,629,372	86,312,252
Mid Cap Value Portfolio, Class 1	—	—	155,437,030	1,631,565	693,348	(86,544)	17,505,420	173,794,123
Small Cap Portfolio, Class 1	—	—	87,556,536	7,884,811	943,005	115,484	7,851,456	102,465,282
International Equity Portfolio, Class 1	—	—	277,250,533	17,928,801	1,299,634	58,225	17,640,173	311,578,098
Diversified Fixed Income Portfolio, Class 1	—	—	649,340,297	5,857,601	22,599,267	(781,630)	17,121,831	648,938,832
Real Return Portfolio, Class 1	—	—	105,065,568	836,800	14,371,324	(431,511)	1,883,938	92,983,471
SA Columbia Focused Growth Portfolio, Class 1	—	—	125,760,205	14,300,224	10,867,477	(1,174,542)	9,363,133	137,381,543
SA Columbia Focused Value Portfolio, Class 1	—	—	171,726,672	1,673,601	742,648	215,499	15,612,214	188,485,338
Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	—	—	356,280,174	3,347,201	11,485,296	(622,498)	5,494,947	353,014,528
Growth and Income Portfolio, Class 1	—	—	181,455,981	1,673,601	12,742,649	4,504,771	7,253,466	182,145,170
Growth Portfolio, Class 1	—	—	329,907,338	3,347,201	1,485,296	315,116	27,843,945	359,928,304
Capital Appreciation Portfolio, Class 1	—	—	237,311,664	28,510,401	11,113,970	279,690	17,487,099	272,474,884
Natural Resources Portfolio, Class 1	—	—	43,013,486	418,401	8,185,664	(3,785,475)	13,739,150	45,199,898

	$—	$—	$8,692,441,758	$208,680,030	$266,732,407	$2,626,988	$527,036,348	$9,164,052,717

†	Includes reinvestment of distributions paid.

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2016
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$—	$—	$200,791,530	$1,482,299	$11,706,414	$(993,380)	$11,993,202	$201,567,237
Global Bond Portfolio, Class 1	—	—	100,304,204	25,785,113	984,477	(54,370)	6,344,690	131,395,160
High-Yield Bond Portfolio, Class 1	—	—	89,347,402	697,186	41,721,936	(4,622,993)	11,776,427	55,476,086
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	280,332,597	2,223,447	2,559,618	(33,763)	6,946,426	286,909,089
Equity Index Portfolio, Class 1	—	—	486,452,476	2,072,690	2,789,369	706,498	33,227,451	519,669,746
Growth-Income Portfolio, Class 1	—	—	288,135,177	2,223,449	10,559,621	2,518,148	20,246,972	302,564,125
Equity Opportunities Portfolio, Class 1	—	—	184,617,623	41,926,261	1,837,683	503,490	12,689,025	237,898,716
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	255,864,851	1,199,650	29,542,351	(2,155,775)	23,186,885	248,553,260
“Dogs” of Wall Street Portfolio, Class 1	—	—	152,993,985	1,111,723	20,279,808	4,301,780	12,516,562	150,644,242
SA AB Growth Portfolio, Class 1	—	—	140,914,976	1,111,725	1,279,811	356,192	5,600,236	146,703,318
Capital Growth Portfolio, Class 1	—	—	85,249,578	741,148	853,205	10,093	4,856,127	90,003,741
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	291,812,495	2,223,448	2,559,620	272,917	14,788,236	306,537,476
Real Estate Portfolio, Class 1	—	—	103,851,171	697,186	64,121,936	1,705,992	6,987,062	49,119,475
Small Company Value Portfolio, Class 1	—	—	70,248,679	370,576	22,426,604	(5,439,972)	11,927,799	54,680,478
Mid-Cap Growth Portfolio, Class 1	—	—	92,788,054	697,187	38,721,938	(149,309)	7,864,827	62,478,821
SA Marsico Focused Growth Portfolio, Class 1	—	—	100,152,485	741,148	853,205	(66,935)	1,109,764	101,083,257
Growth Opportunities Portfolio, Class 1	—	—	5,305,652	—	5,300,000	(959,800)	1,376,357	422,209
Small & Mid Cap Value Portfolio, Class 1	—	—	90,222,745	741,150	853,208	(314,083)	12,537,762	102,334,366
International Growth and Income Portfolio, Class 1	—	—	136,692,588	9,111,724	1,279,810	21,124	6,608,259	151,153,885
Global Equities Portfolio, Class 1	—	—	137,548,297	1,111,723	1,279,808	246,527	6,656,791	144,283,530
Foreign Value Portfolio, Class 1	—	—	220,532,767	26,852,874	2,133,017	112,103	18,069,998	263,434,725
Seasons Series Trust
Large Cap Growth Portfolio, Class 1	—	—	96,188,634	741,148	853,205	7,534	4,044,158	100,128,269
Large Cap Value Portfolio, Class 1	—	—	372,891,859	2,964,598	3,412,827	599,867	35,996,552	409,040,049
Mid Cap Growth Portfolio, Class 1	—	—	44,365,297	370,575	426,603	37,630	3,695,060	48,041,959
Mid Cap Value Portfolio, Class 1	—	—	54,914,191	370,574	426,603	(108,713)	6,235,032	60,984,481
Small Cap Portfolio, Class 1	—	—	112,296,781	20,091,559	2,165,809	263,241	11,054,282	141,540,054
International Equities Portfolio, Class 1	—	—	168,939,814	17,788,743	2,887,743	88,619	11,114,447	195,043,880
Diversified Fixed Income Portfolio, Class 1	—	—	100,355,132	741,150	853,208	(57,758)	2,646,739	102,832,055
Real Return Portfolio, Class 1	—	—	53,438,376	370,576	5,426,605	(530,607)	1,227,587	49,079,327
SA Columbia Focused Value Portfolio, Class 1	—	—	94,116,773	15,785,113	984,478	133,630	9,021,145	118,072,183
Anchor Series Trust
Government & Quality Bond Portfolio, Class 1	—	—	139,018,061	11,111,723	1,279,809	(15,898)	1,996,615	150,830,692

	$—	$—	$4,750,684,250	$193,457,466	$282,360,329	$(3,617,971)	$324,342,475	$4,982,505,891

† Includes reinvestment of distributions paid. Equity Index Portfolio
Security	Income	Capital Gain Distributions Received	Value at January 31, 2016	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at April 30, 2016
American International Group, Inc. - Common Stocks	$27,291	$—	$5,183,847	$—	$339,606	$113,618	$(197,306)	$4,760,553

Note 4. Federal Income Taxes

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Cash Management	$5,977	$(66,298)	$(60,321)	$294,277,672
Corporate Bond	80,193,121	(37,236,501)	42,956,620	1,788,040,919
Global Bond	26,273,878	(7,012,082)	19,261,796	523,383,128
High-Yield Bond	12,808,170	(23,543,513)	(10,735,343)	548,453,170
SA JPMorgan MFS Core Bond	22,515,658	(19,126,544)	3,389,114	1,986,719,455
Balanced	16,683,954	(6,715,480)	9,968,474	210,896,516
SA MFS Total Return	85,694,718	(13,424,852)	72,269,866	470,675,911
SunAmerica Dynamic Allocation	365,334,323	(262,974,484)	102,359,839	11,217,077,873
SunAmerica Dynamic Strategy	139,605,820	(165,308,565)	(25,702,745)	6,188,146,799
SA BlackRock VCP Global Multi Asset	851,636	(926,873)	(75,237)	120,157,283
SA Schroders VCP Global Allocation	860,636	(198,517)	662,119	36,325,351
SA T. Rowe Price VCP Balanced	3,650,089	(1,274,688)	2,375,401	152,017,220
VCP Total Return BalancedSM	4,078,525	(3,436,879)	641,646	664,357,592
VCPSM Value	26,946,765	(24,456,196)	2,490,569	870,863,038
Telecom Utility	5,124,901	(4,150,063)	974,838	45,420,727
Equity Index	214,261,848	(48,307,719)	165,954,129	1,243,467,709
Growth-Income	136,417,524	(19,992,690)	116,424,834	925,395,629
Equity Opportunities	29,183,105	(7,699,334)	21,483,771	348,812,545
SA Legg Mason BW Large Cap Value	106,185,678	(39,229,129)	66,956,549	1,194,245,661
“Dogs” of Wall Street	26,574,816	(7,541,105)	19,033,711	310,516,186
SA AB Growth	75,876,358	(10,377,604)	65,498,754	435,869,341
Capital Growth	17,124,239	(3,036,480)	14,087,759	130,724,991
SA MFS Massachusetts Investors Trust ..	174,042,749	(23,236,090)	150,806,659	929,883,204
Fundamental Growth	17,198,618	(4,097,312)	13,101,306	155,010,572
Blue Chip Growth	54,886,875	(23,869,678)	31,017,197	474,198,254
Real Estate	45,920,807	(10,337,906)	35,582,901	360,909,326
Small Company Value	66,331,492	(29,955,271)	36,376,221	396,901,306
Mid-Cap Growth	31,360,432	(17,642,285)	13,718,147	343,656,101
Aggressive Growth	20,271,387	(2,775,346)	17,496,041	112,243,334
Growth Opportunities	34,228,881	(18,642,566)	15,586,315	247,964,777
SA Marsico Focused Growth	45,231,664	(8,917,019)	36,314,645	213,786,373
Technology	7,281,521	(1,564,944)	5,716,577	43,387,429
Small & Mid Cap Value	76,458,421	(29,683,379)	46,775,042	558,501,944
International Growth and Income	30,762,275	(40,239,909)	(9,477,634)	357,960,800
Global Equities	50,912,205	(26,457,787)	24,454,418	562,681,822
International Diversified Equities	20,153,019	(28,658,615)	(8,505,596)	420,371,527
Emerging Markets	29,910,257	(35,241,230)	(5,330,973)	400,654,728
Foreign Value	144,013,641	(159,554,525)	(15,540,884)	1,253,113,658

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: June 28, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: June 28, 2016